Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.9%
Altice France SA 9.802% due 08/15/2028	$600	$539
Bausch Health Cos., Inc. TBD% due 09/25/2030	2,000	1,927
Cengage Learning, Inc. 7.822% - 7.829% due 03/24/2031	943	936
Central Parent, Inc. 7.549% due 07/06/2029 ~	2,893	2,491
Clover Holdings SPV III LLC 15.000% due 12/09/2027	50	51
Cotiviti Corp. TBD% due 05/01/2031	2,850	2,811
Envision Healthcare Corp.
11.152% due 07/20/2026 «	628	628
12.277% due 11/03/2028 «	2,423	2,460
Lumen Technologies, Inc. 6.789% due 04/15/2030	1,525	1,467
MH Sub LLC
8.575% due 05/03/2028	587	559
8.575% due 12/31/2031	397	366
MPH Acquisition Holdings LLC
8.037% due 12/31/2030	463	460
9.149% due 12/31/2030	1,450	1,197
Newfold Digital 7.929% due 02/10/2028 «~	1,496	1,115
Quikrete Holdings, Inc. 6.575% due 02/10/2032	400	396
Rockpoint Gas Storage Partners LP TBD% due 09/18/2031	998	996
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~	3,486	3,260
Victra Holdings LLC TBD% due 03/31/2029	2,123	2,122
Vistra Zero Operating Co. LLC 6.325% due 04/30/2031 ~	2,775	2,686
Zayo Group Holdings, Inc. 7.439% due 03/09/2027 ~	1,300	1,213

Total Loan Participations and Assignments (Cost $27,863)		27,680

CORPORATE BONDS & NOTES 94.5%
BANKING & FINANCE 13.9%
Acrisure LLC
4.250% due 02/15/2029	680	637
8.250% due 02/01/2029	1,279	1,315
8.500% due 06/15/2029	421	439
AG TTMT Escrow Issuer LLC 8.625% due 09/30/2027	1,458	1,496
Alliant Holdings Intermediate LLC
4.250% due 10/15/2027	942	910
5.875% due 11/01/2029	1,176	1,138
6.750% due 10/15/2027	4,273	4,261
6.750% due 04/15/2028	4,284	4,303
Allied Universal Holdco LLC
4.625% due 06/01/2028	3,090	2,921
9.750% due 07/15/2027	1,318	1,323
Ally Financial, Inc. 5.750% due 11/20/2025	1,876	1,882
AmWINS Group, Inc. 6.375% due 02/15/2029	1,322	1,333
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029	2,313	2,100
Armor Holdco, Inc. 8.500% due 11/15/2029	508	494
Brandywine Operating Partnership LP
8.300% due 03/15/2028	1,083	1,123
8.875% due 04/12/2029	2,329	2,442
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 ~	461	451

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Brookfield Property REIT, Inc.
4.500% due 04/01/2027	2,966	2,844
5.750% due 05/15/2026	1,561	1,550
Burford Capital Global Finance LLC 6.250% due 04/15/2028	2,392	2,379
Coinbase Global, Inc. 3.375% due 10/01/2028	4,515	4,079
Compass Group Diversified Holdings LLC 5.250% due 04/15/2029	1,696	1,601
Credit Acceptance Corp. 6.625% due 03/15/2030	461	455
Diversified Healthcare Trust
0.000% due 01/15/2026 (e)	493	465
4.750% due 02/15/2028 (h)	1,571	1,352
9.750% due 06/15/2025	1,558	1,558
Encore Capital Group, Inc. 8.500% due 05/15/2030	787	812
Five Point Operating Co. LP 10.500% due 01/15/2028 þ	956	975
Ford Motor Credit Co. LLC 5.918% due 03/20/2028	150	151
Fortitude Group Holdings LLC 6.250% due 04/01/2030	100	101
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028	2,731	2,679
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,319	1,314
7.625% due 05/01/2026	1,350	1,348
12.000% due 10/01/2028	3,234	3,476
Freedom Mortgage Holdings LLC 9.250% due 02/01/2029	3,210	3,263
GGAM Finance Ltd.
7.750% due 05/15/2026	706	714
8.000% due 02/15/2027	903	926
8.000% due 06/15/2028	308	323
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	2,714	2,616
Global Net Lease, Inc. 3.750% due 12/15/2027	2,023	1,906
GN Bondco LLC 9.500% due 10/15/2031	1,732	1,734
Howard Hughes Corp. 4.125% due 02/01/2029	2,652	2,422
HUB International Ltd. 5.625% due 12/01/2029	1,189	1,151
Hudson Pacific Properties LP
3.950% due 11/01/2027	759	672
4.650% due 04/01/2029 (h)	676	512
5.950% due 02/15/2028	2,889	2,512
Icahn Enterprises LP
4.375% due 02/01/2029	3,540	2,953
5.250% due 05/15/2027	3,430	3,265
6.250% due 05/15/2026	2,089	2,070
9.750% due 01/15/2029	838	834
10.000% due 11/15/2029	462	459
Intesa Sanpaolo SpA 5.710% due 01/15/2026	2,881	2,890
Iron Mountain, Inc.
4.875% due 09/15/2027	3,289	3,224
5.000% due 07/15/2028	315	306
5.250% due 03/15/2028	785	768
Jefferies Finance LLC 5.000% due 08/15/2028	2,810	2,644
Jefferson Capital Holdings LLC
6.000% due 08/15/2026	815	811
9.500% due 02/15/2029	2,790	2,972
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	2,099	1,924
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	3,705	3,611
5.250% due 10/01/2025	959	957
LD Holdings Group LLC 8.750% due 11/01/2027	273	248
LFS Topco LLC 5.875% due 10/15/2026	1,261	1,235
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	3,312	3,172
Midcap Financial Issuer Trust 6.500% due 05/01/2028	4,906	4,734
MPT Operating Partnership LP
5.000% due 10/15/2027 (h)	804	727
8.500% due 02/15/2032	1,533	1,563
Nationstar Mortgage Holdings, Inc.
5.000% due 02/01/2026	927	924

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

6.000% due 01/15/2027	1,096	1,096
6.500% due 08/01/2029	3,772	3,827
Navient Corp.
4.875% due 03/15/2028	1,378	1,316
5.000% due 03/15/2027	3,515	3,442
6.750% due 06/15/2026	2,172	2,189
NCL Finance Ltd. 6.125% due 03/15/2028	737	735
Newmark Group, Inc. 7.500% due 01/12/2029	2,370	2,488
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	3,389	3,266
5.300% due 09/13/2027	18	18
6.950% due 09/15/2026	779	792
7.050% due 09/15/2028	461	480
Office Properties Income Trust 9.000% due 09/30/2029	152	125
OneMain Finance Corp.
3.500% due 01/15/2027	3,746	3,593
3.875% due 09/15/2028	1,386	1,283
6.625% due 01/15/2028	1,229	1,239
Osaic Holdings, Inc. 10.750% due 08/01/2027	310	316
Oxford Finance LLC 6.375% due 02/01/2027	1,419	1,406
Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,895	1,770
5.875% due 10/01/2028	956	934
Pebblebrook Hotel LP 6.375% due 10/15/2029	539	533
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	516	482
5.375% due 10/15/2025	1,614	1,612
7.875% due 12/15/2029	1,936	2,016
Popular, Inc. 7.250% due 03/13/2028	2,156	2,237
PRA Group, Inc.
8.375% due 02/01/2028	2,520	2,577
8.875% due 01/31/2030	333	348
Provident Funding Associates LP 9.750% due 09/15/2029	616	631
Rfna LP 7.875% due 02/15/2030	1,029	1,017
RHP Hotel Properties LP
4.750% due 10/15/2027	2,254	2,202
7.250% due 07/15/2028	1,245	1,276
Rithm Capital Corp. 8.000% due 04/01/2029	415	413
RLJ Lodging Trust LP
3.750% due 07/01/2026	1,884	1,843
4.000% due 09/15/2029	2,627	2,359
Rocket Mortgage LLC
2.875% due 10/15/2026	4,666	4,475
3.625% due 03/01/2029	1,396	1,289
SBA Communications Corp.
3.125% due 02/01/2029	2,215	2,023
3.875% due 02/15/2027	2,087	2,031
Service Properties Trust
4.750% due 10/01/2026	1,462	1,436
5.500% due 12/15/2027	2,034	1,964
8.375% due 06/15/2029	3,720	3,722
SLM Corp.
3.125% due 11/02/2026	3,588	3,469
6.500% due 01/31/2030	2,003	2,057
Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,272	1,234
4.375% due 01/15/2027	383	373
6.500% due 07/01/2030	1,311	1,313
6.500% due 10/15/2030 (a)	750	745
7.250% due 04/01/2029	1,889	1,939
UniCredit SpA
5.861% due 06/19/2032 •	1,485	1,490
7.296% due 04/02/2034 •	941	993
United Wholesale Mortgage LLC 5.500% due 11/15/2025	657	656
Uniti Group LP
6.500% due 02/15/2029	2,767	2,489
10.500% due 02/15/2028	4,122	4,382
Vornado Realty LP 2.150% due 06/01/2026	1,498	1,445
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(c)	515	0
Wilsonart LLC 11.000% due 08/15/2032	652	599

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

XHR LP
4.875% due 06/01/2029	508	476
6.625% due 05/15/2030	462	454

		207,664

INDUSTRIALS 77.0%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	1,628	1,656
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028	3,994	3,890
AdaptHealth LLC 6.125% due 08/01/2028	981	961
Adient Global Holdings Ltd. 7.000% due 04/15/2028	328	329
ADT Security Corp. 4.125% due 08/01/2029	1,077	1,012
Advance Auto Parts, Inc. 1.750% due 10/01/2027	200	180
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	3,492	3,062
AECOM 5.125% due 03/15/2027	841	835
AerCap Global Aviation Trust 6.500% due 06/15/2045 •	110	110
Affinity Interactive 6.875% due 12/15/2027	1,518	1,158
Ahead DB Holdings LLC 6.625% due 05/01/2028	3,760	3,674
Ahlstrom Holding Oy 4.875% due 02/04/2028	1,274	1,204
Air Canada 3.875% due 08/15/2026	1,621	1,586
Albertsons Cos., Inc.
3.250% due 03/15/2026	1,151	1,126
3.500% due 03/15/2029	1,444	1,330
4.625% due 01/15/2027	1,385	1,366
5.875% due 02/15/2028	2,359	2,360
Albion Financing SARL
6.125% due 10/15/2026	2,079	2,079
8.750% due 04/15/2027	2,509	2,556
Alcoa Nederland Holding BV 4.125% due 03/31/2029	466	432
Algoma Steel, Inc. 9.125% due 04/15/2029	1,107	1,031
Allen Media LLC 10.500% due 02/15/2028	468	162
Alta Equipment Group, Inc. 9.000% due 06/01/2029	1,425	1,248
Altice France Holding SA
6.000% due 02/15/2028	738	217
10.500% due 05/15/2027	11,966	3,514
Altice France SA
5.125% due 01/15/2029	791	622
5.125% due 07/15/2029	4,529	3,554
5.500% due 01/15/2028	3,328	2,664
5.500% due 10/15/2029	2,509	1,992
8.125% due 02/01/2027	5,695	5,097
Alumina Pty. Ltd. 6.125% due 03/15/2030	1,470	1,467
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) 10.000% due 06/15/2026 (b)	1,627	1,620
AMC Networks, Inc.
4.250% due 02/15/2029	4,731	3,556
10.250% due 01/15/2029	1,636	1,697
Amer Sports Co. 6.750% due 02/16/2031	367	376
American Airlines, Inc.
5.500% due 04/20/2026	3,013	3,007
5.750% due 04/20/2029	8,708	8,528
American Axle & Manufacturing, Inc. 6.500% due 04/01/2027	1,157	1,125
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	669	614
4.000% due 01/15/2028	352	337
ams-OSRAM AG 12.250% due 03/30/2029	3,437	3,535
ANGI Group LLC 3.875% due 08/15/2028	1,944	1,766
Arches Buyer, Inc. 4.250% due 06/01/2028	374	341
Ardagh Metal Packaging Finance USA LLC
4.000% due 09/01/2029	657	560
6.000% due 06/15/2027	2,876	2,838

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Ardagh Packaging Finance PLC 4.125% due 08/15/2026 (h)	2,350	2,162
Aris Water Holdings LLC 7.250% due 04/01/2030	1,438	1,455
Artera Services LLC 8.500% due 02/15/2031	688	643
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029	1,210	1,182
Ashton Woods USA LLC 4.625% due 08/01/2029	353	320
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	4,997	4,523
AthenaHealth Group, Inc. 6.500% due 02/15/2030	3,819	3,586
Avantor Funding, Inc.
3.875% due 11/01/2029	1,156	1,068
4.625% due 07/15/2028	1,750	1,688
Avianca Midco PLC 9.625% due 02/14/2030	1,926	1,771
Avis Budget Car Rental LLC
4.750% due 04/01/2028 (h)	1,953	1,791
5.375% due 03/01/2029	699	631
8.250% due 01/15/2030 (h)	782	764
Axalta Coating Systems LLC 4.750% due 06/15/2027	763	751
Axon Enterprise, Inc. 6.125% due 03/15/2030	1,029	1,041
B&G Foods, Inc.
5.250% due 09/15/2027 (h)	1,270	1,192
8.000% due 09/15/2028	2,837	2,854
B.C. Ltd. 10.000% due 04/15/2032 (a)	2,000	1,990
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	2,093	1,936
3.875% due 01/15/2028	1,059	1,013
4.375% due 01/15/2028	5,401	5,200
6.125% due 06/15/2029	1,885	1,899
Bath & Body Works, Inc.
6.694% due 01/15/2027	543	555
7.500% due 06/15/2029	601	615
Bausch & Lomb Corp. 8.375% due 10/01/2028	3,580	3,719
Bausch Health Americas, Inc.
8.500% due 01/31/2027 (h)	1,175	1,118
9.250% due 04/01/2026	806	790
Bausch Health Cos., Inc.
4.875% due 06/01/2028	4,094	3,311
5.000% due 01/30/2028	1,798	1,315
5.000% due 02/15/2029 (h)	1,683	1,082
5.250% due 02/15/2031	500	288
5.500% due 11/01/2025	1,666	1,665
5.750% due 08/15/2027 (h)	1,301	1,300
6.125% due 02/01/2027	4,160	4,221
6.250% due 02/15/2029	1,400	937
11.000% due 09/30/2028	2,102	2,003
Baytex Energy Corp. 8.500% due 04/30/2030	686	697
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	4,869	4,794
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)	425	400
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026	1,425	1,423
Beazer Homes USA, Inc. 7.500% due 03/15/2031	751	729
Belron U.K. Finance PLC 5.750% due 10/15/2029	1,846	1,835
Benteler International AG 10.500% due 05/15/2028	250	263
Berry Global, Inc.
4.500% due 02/15/2026	407	405
5.625% due 07/15/2027	125	125
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	425	405
7.750% due 12/01/2029	937	965
Block Communications, Inc. 4.875% due 03/01/2028	339	321
Block, Inc. 2.750% due 06/01/2026	1,355	1,315
Bombardier, Inc.
6.000% due 02/15/2028	2,119	2,093
7.875% due 04/15/2027	742	745
Borr IHC Ltd. 10.375% due 11/15/2030	1,387	1,293

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Boyd Gaming Corp. 4.750% due 12/01/2027	1,891	1,854
Bristow Group, Inc. 6.875% due 03/01/2028	1,244	1,232
Buckeye Partners LP
4.500% due 03/01/2028	3,005	2,886
6.750% due 02/01/2030	879	891
Cablevision Lightpath LLC
3.875% due 09/15/2027	595	566
5.625% due 09/15/2028	595	548
Caesars Entertainment, Inc. 4.625% due 10/15/2029	945	869
Calderys Financing LLC 11.250% due 06/01/2028	284	299
Calumet Specialty Products Partners LP
8.125% due 01/15/2027	550	508
9.750% due 07/15/2028	480	426
Camelot Finance SA 4.500% due 11/01/2026	1,005	986
Camelot Return Merger Sub, Inc. 8.750% due 08/01/2028	816	673
Carnival Corp.
4.000% due 08/01/2028	1,401	1,341
5.750% due 03/01/2027	7,773	7,783
7.625% due 03/01/2026	948	949
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (b)	175	185
Carvana Co. (9.000% Cash and 12.000% PIK) 9.000% due 12/01/2028 (b)	1,860	1,918
CCO Holdings LLC
5.000% due 02/01/2028	6,052	5,879
5.125% due 05/01/2027	6,886	6,788
5.375% due 06/01/2029	2,185	2,116
5.500% due 05/01/2026	940	939
CEC Entertainment LLC 6.750% due 05/01/2026	1,274	1,258
Central Parent LLC 8.000% due 06/15/2029	3,124	2,745
Central Parent, Inc. 7.250% due 06/15/2029	2,333	2,021
Century Communities, Inc.
3.875% due 08/15/2029	1,653	1,491
6.750% due 06/01/2027	246	247
Cerdia Finanz GmbH 9.375% due 10/03/2031	2,039	2,091
Champ Acquisition Corp. 8.375% due 12/01/2031	381	395
Champions Financing, Inc. 8.750% due 02/15/2029 (h)	2,496	2,237
Charles River Laboratories International, Inc.
3.750% due 03/15/2029	393	362
4.250% due 05/01/2028	200	191
Chemours Co. 5.375% due 05/15/2027	1,149	1,122
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	4,181	3,745
Chobani LLC
4.625% due 11/15/2028	250	241
7.625% due 07/01/2029	822	846
Chord Energy Corp. 6.750% due 03/15/2033	1,949	1,941
Churchill Downs, Inc.
4.750% due 01/15/2028	1,092	1,062
5.500% due 04/01/2027	2,130	2,115
Cinemark USA, Inc. 5.250% due 07/15/2028 (h)	1,383	1,343
Citgo Petroleum Corp.
6.375% due 06/15/2026	696	695
8.375% due 01/15/2029	2,542	2,589
Civitas Resources, Inc.
5.000% due 10/15/2026	427	421
8.375% due 07/01/2028	4,240	4,381
Clarios Global LP 6.750% due 02/15/2030	1,619	1,636
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	906	841
4.875% due 07/01/2029	5,610	5,012
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	1,828	1,768
7.500% due 06/01/2029	1,520	1,257
7.750% due 04/15/2028	3,483	2,998
9.000% due 09/15/2028	1,451	1,492
Cleveland-Cliffs, Inc.
4.625% due 03/01/2029	1,052	979

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.875% due 06/01/2027	367	365
6.875% due 11/01/2029	3,650	3,575
Cloud Software Group, Inc.
6.500% due 03/31/2029	7,620	7,413
9.000% due 09/30/2029	6,381	6,369
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030	677	687
CMG Media Corp. 8.875% due 06/18/2029	682	590
CNX Midstream Partners LP 4.750% due 04/15/2030	601	560
Cogent Communications Group, Inc. 7.000% due 06/15/2027	3,474	3,503
CommScope LLC
4.750% due 09/01/2029	2,317	2,063
7.125% due 07/01/2028	834	739
8.250% due 03/01/2027 (h)	2,409	2,284
CommScope Technologies LLC 5.000% due 03/15/2027	5,038	4,530
Community Health Systems, Inc.
5.625% due 03/15/2027	4,091	3,910
6.000% due 01/15/2029	3,541	3,151
6.125% due 04/01/2030	706	424
6.875% due 04/15/2029	1,533	996
8.000% due 12/15/2027	1,802	1,785
Compass Minerals International, Inc. 6.750% due 12/01/2027	446	429
Comstock Resources, Inc. 6.750% due 03/01/2029	3,228	3,157
Connect Finco SARL 9.000% due 09/15/2029	3,988	3,641
Consolidated Communications, Inc.
5.000% due 10/01/2028	1,301	1,221
6.500% due 10/01/2028	2,211	2,137
Consolidated Energy Finance SA 5.625% due 10/15/2028	677	583
Constellium SE 3.750% due 04/15/2029	2,050	1,859
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	293	249
CoreLogic, Inc. 4.500% due 05/01/2028	3,098	2,888
Coty, Inc. 5.000% due 04/15/2026	250	249
CQP Holdco LP 5.500% due 06/15/2031	349	335
Crescent Energy Finance LLC
7.375% due 01/15/2033	832	803
9.250% due 02/15/2028	1,769	1,838
Crocs, Inc. 4.250% due 03/15/2029	3,236	3,012
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	1,558	1,436
Crown Americas LLC
4.250% due 09/30/2026	895	878
4.750% due 02/01/2026	464	461
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	735	756
CSC Holdings LLC
5.375% due 02/01/2028	1,992	1,701
5.500% due 04/15/2027	3,600	3,336
5.750% due 01/15/2030	1,600	850
6.500% due 02/01/2029	3,877	3,211
7.500% due 04/01/2028	3,003	2,127
11.250% due 05/15/2028	1,576	1,525
11.750% due 01/31/2029	3,925	3,809
CVR Energy, Inc. 8.500% due 01/15/2029	575	553
CVR Partners LP 6.125% due 06/15/2028	1,369	1,325
Darling Ingredients, Inc. 5.250% due 04/15/2027	773	767
Dcli Bidco LLC 7.750% due 11/15/2029	705	726
Dealer Tire LLC 8.000% due 02/01/2028	276	269
Delek Logistics Partners LP
7.125% due 06/01/2028	1,200	1,203
8.625% due 03/15/2029	1,038	1,076
Deluxe Corp.
8.000% due 06/01/2029	1,175	1,071
8.125% due 09/15/2029	2,552	2,570
Diebold Nixdorf, Inc. 7.750% due 03/31/2030	526	547

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

DirecTV Financing LLC
5.875% due 08/15/2027	6,915	6,707
8.875% due 02/01/2030	3,336	3,188
DISH DBS Corp.
5.125% due 06/01/2029	1,388	907
5.250% due 12/01/2026	8,116	7,465
5.750% due 12/01/2028	5,256	4,442
7.375% due 07/01/2028	2,282	1,638
7.750% due 07/01/2026	5,472	4,733
DISH Network Corp. 11.750% due 11/15/2027	7,684	8,097
Diversified Gas & Oil Corp. 9.750% due 04/09/2029 «(a)	250	246
DT Midstream, Inc. 4.125% due 06/15/2029	1,100	1,036
Dye & Durham Ltd. 8.625% due 04/15/2029	1,197	1,235
EchoStar Corp. 10.750% due 11/30/2029	3,434	3,611
Edgewell Personal Care Co. 5.500% due 06/01/2028	1,284	1,259
Efesto Bidco S.p.A Efesto U.S. LLC 7.500% due 02/15/2032	2,973	2,903
eG Global Finance PLC 12.000% due 11/30/2028	1,791	1,985
Element Solutions, Inc. 3.875% due 09/01/2028	149	140
Ellucian Holdings, Inc. 6.500% due 12/01/2029	2,660	2,623
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/2028	409	416
Encompass Health Corp. 4.500% due 02/01/2028	943	916
Endeavour Mining PLC 5.000% due 10/14/2026	1,260	1,247
Enerflex Ltd. 9.000% due 10/15/2027	824	846
Energizer Holdings, Inc. 4.750% due 06/15/2028	549	526
Entegris, Inc. 4.750% due 04/15/2029	1,764	1,702
EQM Midstream Partners LP
4.500% due 01/15/2029	2,853	2,766
6.375% due 04/01/2029	1,576	1,613
EquipmentShare.com, Inc. 9.000% due 05/15/2028	2,536	2,631
ESAB Corp. 6.250% due 04/15/2029	850	863
Fair Isaac Corp. 4.000% due 06/15/2028	383	365
Ferrellgas LP 5.875% due 04/01/2029	1,571	1,424
Fertitta Entertainment LLC
4.625% due 01/15/2029	2,952	2,721
6.750% due 01/15/2030	4,939	4,275
First Quantum Minerals Ltd. 8.000% due 03/01/2033	200	203
First Student Bidco, Inc. 4.000% due 07/31/2029	1,798	1,650
Fluor Corp. 4.250% due 09/15/2028	1,747	1,667
Fortrea Holdings, Inc. 7.500% due 07/01/2030 (h)	661	602
Foundation Building Materials, Inc. 6.000% due 03/01/2029 (h)	3,407	2,785
Frontier Communications Holdings LLC
5.000% due 05/01/2028	2,537	2,505
5.875% due 10/15/2027	3,615	3,614
5.875% due 11/01/2029	783	784
6.750% due 05/01/2029	2,002	2,014
FTAI Infra Escrow Holdings LLC 10.500% due 06/01/2027	553	581
Full House Resorts, Inc. 8.250% due 02/15/2028	624	617
FXI Holdings, Inc. 12.250% due 11/15/2026	707	658
Gap, Inc. 3.625% due 10/01/2029	2,047	1,849
Garda World Security Corp. 4.625% due 02/15/2027	1,010	984
Gen Digital, Inc. 6.750% due 09/30/2027	1,034	1,048
GFL Environmental, Inc.
3.500% due 09/01/2028	943	892

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

4.000% due 08/01/2028	2,712	2,580
Global Auto Holdings Ltd.
8.375% due 01/15/2029	1,141	1,031
11.500% due 08/15/2029	1,292	1,264
Global Medical Response, Inc. 10.000% due 10/31/2028	1,113	1,114
Global Partners LP
6.875% due 01/15/2029	1,077	1,076
7.000% due 08/01/2027	801	799
Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,918	1,778
5.250% due 12/01/2027	644	639
goeasy Ltd.
7.375% due 10/01/2030 (a)	2,000	1,964
7.625% due 07/01/2029	2,228	2,231
9.250% due 12/01/2028	4,438	4,664
Goodyear Tire & Rubber Co. 5.000% due 05/31/2026	1,568	1,557
GrafTech Finance, Inc. 4.625% due 12/23/2029	6	4
Graham Packaging Co., Inc. 7.125% due 08/15/2028	3,555	3,475
Gran Tierra Energy, Inc. 9.500% due 10/15/2029	805	713
Graphic Packaging International LLC 3.500% due 03/15/2028	1,059	1,000
Gray Television, Inc.
4.750% due 10/15/2030	1,225	778
7.000% due 05/15/2027	1,290	1,266
10.500% due 07/15/2029	2,535	2,643
Great Canadian Gaming Corp. 8.750% due 11/15/2029	2,367	2,381
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029	586	531
Griffon Corp. 5.750% due 03/01/2028	3,106	3,043
Grifols SA 4.750% due 10/15/2028	4,044	3,739
Group 1 Automotive, Inc. 4.000% due 08/15/2028	721	679
GrubHub Holdings, Inc. 5.500% due 07/01/2027 (h)	1,404	1,292
Gulfport Energy Corp. 6.750% due 09/01/2029	1,193	1,210
H&E Equipment Services, Inc. 3.875% due 12/15/2028	2,183	2,178
Harvest Midstream LP 7.500% due 09/01/2028	1,749	1,768
HealthEquity, Inc. 4.500% due 10/01/2029	383	360
Heartland Dental LLC 10.500% due 04/30/2028	1,210	1,273
Helios Software Holdings, Inc.
4.625% due 05/01/2028	879	792
8.750% due 05/01/2029	1,533	1,527
Herc Holdings, Inc. 5.500% due 07/15/2027	1,337	1,333
Hertz Corp.
4.625% due 12/01/2026	656	458
12.625% due 07/15/2029	1,844	1,667
Hess Midstream Operations LP 5.875% due 03/01/2028	1,888	1,898
Hilton Domestic Operating Co., Inc. 5.875% due 04/01/2029	1,090	1,094
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	911	904
Hologic, Inc.
3.250% due 02/15/2029	1,574	1,453
4.625% due 02/01/2028	754	739
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	393	403
8.875% due 07/15/2028	526	549
HTA Group Ltd. 7.500% due 06/04/2029	610	620
Hughes Satellite Systems Corp.
5.250% due 08/01/2026 (h)	1,147	1,072
6.625% due 08/01/2026 (h)	2,125	1,756
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	2,802	2,811
iHeartCommunications, Inc.
7.000% due 01/15/2031	86	61
7.750% due 08/15/2030	330	246
9.125% due 05/01/2029	1,202	962
10.875% due 05/01/2030	1,027	510

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (b)	863	851
Illuminate Buyer LLC 9.000% due 07/01/2028	2,621	2,608
Imola Merger Corp. 4.750% due 05/15/2029	3,702	3,519
Incora Intermediate LLC 0.000% due 01/31/2030 «	489	489
Incora Top Holdco LLC 0.000% due 01/30/2033 ^«(c)(j)	371	536
INEOS Finance PLC 7.500% due 04/15/2029	518	516
INEOS Quattro Finance 2 PLC 9.625% due 03/15/2029	1,125	1,165
Ingevity Corp. 3.875% due 11/01/2028	3,247	3,033
Installed Building Products, Inc. 5.750% due 02/01/2028	585	578
Insulet Corp. 6.500% due 04/01/2033	175	178
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	1,272	1,239
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	3,029	2,885
International Game Technology PLC
4.125% due 04/15/2026	1,391	1,375
6.250% due 01/15/2027	1,464	1,475
ION Trading Technologies SARL
5.750% due 05/15/2028	1,933	1,801
9.500% due 05/30/2029	610	615
IQVIA, Inc.
5.000% due 10/15/2026	1,423	1,414
5.000% due 05/15/2027	1,781	1,757
Ithaca Energy North Sea PLC 8.125% due 10/15/2029	3,906	3,996
ITT Holdings LLC 6.500% due 08/01/2029	371	343
Jaguar Land Rover Automotive PLC 4.500% due 10/01/2027	660	636
Jazz Securities DAC 4.375% due 01/15/2029	2,402	2,284
JELD-WEN, Inc. 4.875% due 12/15/2027	3,182	2,978
JetBlue Airways Corp. 9.875% due 09/20/2031	4,408	4,355
JW Aluminum Continuous Cast Co. 10.250% due 04/01/2030	1,965	1,959
K Hovnanian Enterprises, Inc. 11.750% due 09/30/2029	559	599
Kaiser Aluminum Corp. 4.625% due 03/01/2028	2,424	2,305
KBR, Inc. 4.750% due 09/30/2028	954	908
KeHE Distributors LLC 9.000% due 02/15/2029	1,702	1,753
Kinetik Holdings LP 6.625% due 12/15/2028	1,452	1,476
Kodiak Gas Services LLC 7.250% due 02/15/2029	1,197	1,221
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	4,887	4,776
LABL, Inc.
5.875% due 11/01/2028	331	261
10.500% due 07/15/2027 (h)	3,124	2,788
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028	1,652	1,615
LBM Acquisition LLC 6.250% due 01/15/2029 (h)	2,633	2,245
LCM Investments Holdings LLC 4.875% due 05/01/2029	1,064	999
LCPR Senior Secured Financing DAC 6.750% due 10/15/2027	2,184	1,829
Level 3 Financing, Inc.
3.750% due 07/15/2029	666	488
4.500% due 04/01/2030	1,511	1,216
4.875% due 06/15/2029	2,800	2,381
10.500% due 04/15/2029	1,550	1,713
LGI Homes, Inc. 4.000% due 07/15/2029	1,192	1,055
LifePoint Health, Inc.
5.375% due 01/15/2029 (h)	4,371	3,842
10.000% due 06/01/2032	1,450	1,385
Light & Wonder International, Inc. 7.000% due 05/15/2028	868	868

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Lindblad Expeditions LLC 6.750% due 02/15/2027	432	431
Lithia Motors, Inc.
3.875% due 06/01/2029	1,070	981
4.625% due 12/15/2027	792	768
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	799	762
4.750% due 10/15/2027	2,892	2,822
5.625% due 03/15/2026	446	445
6.500% due 05/15/2027	1,273	1,287
Madison IAQ LLC
4.125% due 06/30/2028	1,693	1,599
5.875% due 06/30/2029	2,247	2,125
MajorDrive Holdings LLC 6.375% due 06/01/2029	1,651	1,268
Matador Resources Co.
6.250% due 04/15/2033	200	196
6.875% due 04/15/2028	550	557
Match Group Holdings LLC 5.000% due 12/15/2027	1,723	1,691
Mativ Holdings, Inc. 8.000% due 10/01/2029	894	772
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	4,829	4,738
9.250% due 04/15/2027	7,169	6,771
Mavis Tire Express Services Topco Corp. 6.500% due 05/15/2029	1,938	1,837
Maxim Crane Works Holdings Capital LLC 11.500% due 09/01/2028	1,981	1,991
McAfee Corp. 7.375% due 02/15/2030	4,141	3,669
McGraw-Hill Education, Inc.
5.750% due 08/01/2028	4,022	3,931
7.375% due 09/01/2031	792	797
8.000% due 08/01/2029	2,969	2,923
Mclaren Finance PLC 7.500% due 08/01/2026	1,548	1,540
Medline Borrower LP
3.875% due 04/01/2029	8,627	8,070
6.250% due 04/01/2029	1,892	1,918
MEG Energy Corp. 5.875% due 02/01/2029	3,322	3,269
Mercer International, Inc. 5.125% due 02/01/2029	538	462
Methanex Corp. 5.125% due 10/15/2027	387	380
MGM Resorts International 6.125% due 09/15/2029	636	630
Michaels Cos., Inc.
5.250% due 05/01/2028	2,139	1,479
7.875% due 05/01/2029 (h)	2,860	1,532
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	1,167	1,096
Millennium Escrow Corp. 6.625% due 08/01/2026	549	390
Mineral Resources Ltd.
8.000% due 11/01/2027	3,175	3,140
8.125% due 05/01/2027	2,937	2,912
9.250% due 10/01/2028	2,915	2,918
MIWD Holdco LLC 5.500% due 02/01/2030	863	778
Mohegan Tribal Gaming Authority
8.000% due 02/01/2026	2,322	2,323
8.250% due 04/15/2030 (a)	1,000	983
11.875% due 04/15/2031 (a)	1,000	965
Molina Healthcare, Inc. 4.375% due 06/15/2028	2,393	2,281
Moog, Inc. 4.250% due 12/15/2027	1,654	1,595
Motion Bondco DAC 6.625% due 11/15/2027 (h)	4,262	4,076
Motion Finco SARL 8.375% due 02/15/2032	979	953
MPH Acquisition Holdings LLC 5.750% due 12/31/2030	1,832	1,330
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (b)	714	621
Murphy Oil USA, Inc. 5.625% due 05/01/2027	259	258
Nabors Industries, Inc.
7.375% due 05/15/2027	3,107	3,068
9.125% due 01/31/2030	2,006	2,009
NCL Corp. Ltd.
5.875% due 03/15/2026	444	443

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.875% due 02/15/2027	3,462	3,459
7.750% due 02/15/2029	909	948
NCR Atleos Corp. 9.500% due 04/01/2029	1,601	1,737
NCR Voyix Corp.
5.000% due 10/01/2028	2,963	2,854
5.125% due 04/15/2029	1,718	1,638
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	6,442	5,595
Nesco Holdings, Inc. 5.500% due 04/15/2029	4,506	4,165
New Enterprise Stone & Lime Co., Inc. 5.250% due 07/15/2028	449	434
New Gold, Inc. 6.875% due 04/01/2032	2,650	2,678
Newell Brands, Inc. 5.700% due 04/01/2026	1,823	1,822
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «	2,270	1,362
11.750% due 10/15/2028 «	2,281	1,870
Nexstar Media, Inc.
4.750% due 11/01/2028	959	899
5.625% due 07/15/2027	4,200	4,141
NextEra Energy Operating Partners LP
3.875% due 10/15/2026	2,003	1,929
7.250% due 01/15/2029 (h)	3,355	3,304
NFE Financing LLC 12.000% due 11/15/2029	7,692	6,489
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,650	2,578
4.810% due 09/17/2030	1,608	1,528
Nordstrom, Inc. 4.000% due 03/15/2027	250	241
Northern Oil & Gas, Inc. 8.125% due 03/01/2028	1,009	1,013
NOVA Chemicals Corp. 5.250% due 06/01/2027	1,471	1,465
Novelis Corp.
3.250% due 11/15/2026	984	952
4.750% due 01/30/2030	2,162	2,018
Novelis, Inc. 6.875% due 01/30/2030	1,901	1,929
NuStar Logistics LP 6.000% due 06/01/2026	776	780
Odeon Finco PLC 12.750% due 11/01/2027	1,044	1,092
Olin Corp. 6.625% due 04/01/2033	686	667
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	370	342
7.125% due 10/01/2027	1,884	1,885
9.750% due 11/15/2028	3,374	3,507
ON Semiconductor Corp. 3.875% due 09/01/2028	2,592	2,429
OneSky Flight LLC 8.875% due 12/15/2029	3,031	3,066
Open Text Corp. 3.875% due 02/15/2028	2,422	2,284
Open Text Holdings, Inc. 4.125% due 02/15/2030	1,305	1,192
Option Care Health, Inc. 4.375% due 10/31/2029	941	879
Organon & Co. 4.125% due 04/30/2028	4,466	4,177
Outfront Media Capital LLC
4.250% due 01/15/2029	44	41
5.000% due 08/15/2027	1,364	1,342
Owens & Minor, Inc. 4.500% due 03/31/2029 (h)	2,952	2,477
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	2,267	2,290
Paramount Global
3.700% due 06/01/2028	745	718
6.250% due 02/28/2057 •	437	418
6.375% due 03/30/2062 •	875	854
6.875% due 04/30/2036	267	274
Parkland Corp. 6.625% due 08/15/2032	597	597
Performance Food Group, Inc.
4.250% due 08/01/2029	2,014	1,886
5.500% due 10/15/2027	1,387	1,375
Permian Resources Operating LLC
5.375% due 01/15/2026	741	739
8.000% due 04/15/2027	1,822	1,858

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

PetSmart, Inc.
4.750% due 02/15/2028	2,536	2,376
7.750% due 02/15/2029	3,082	2,833
Pike Corp. 5.500% due 09/01/2028	2,392	2,317
PM General Purchaser LLC 9.500% due 10/01/2028	359	343
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	7,825	7,392
Prime Security Services Borrower LLC
3.375% due 08/31/2027	147	139
5.750% due 04/15/2026	2,406	2,404
6.250% due 01/15/2028	1,487	1,489
Primo Water Holdings, Inc. 6.250% due 04/01/2029	3,730	3,723
Quikrete Holdings, Inc.
6.375% due 03/01/2032	979	986
6.750% due 03/01/2033	979	975
QVC, Inc. 6.875% due 04/15/2029	580	398
Rackspace Finance LLC 3.500% due 05/15/2028	258	106
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	1,273	1,354
Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	358	355
9.750% due 04/15/2029	3,998	4,348
11.250% due 02/15/2027	4,236	4,598
Rand Parent LLC 8.500% due 02/15/2030	1,167	1,157
Range Resources Corp. 4.875% due 05/15/2025	767	767
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/2029	887	699
Resorts World Las Vegas LLC 4.625% due 04/16/2029	260	231
Reworld Holding Corp. 4.875% due 12/01/2029	416	387
Ritchie Bros Holdings, Inc. 6.750% due 03/15/2028	944	965
Rivers Enterprise Borrower LLC 6.625% due 02/01/2033	393	387
Rivian Holdings LLC 10.502% due 10/15/2026 ~	3,942	3,976
Rocket Software, Inc. 6.500% due 02/15/2029	385	363
Rockies Express Pipeline LLC
3.600% due 05/15/2025	516	515
4.950% due 07/15/2029	506	485
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	2,062	1,970
4.250% due 07/01/2026	2,222	2,190
5.500% due 08/31/2026	1,496	1,497
7.500% due 10/15/2027	788	826
RR Donnelley & Sons Co.
9.500% due 08/01/2029	3,761	3,729
10.875% due 08/01/2029	779	760
Sable International Finance Ltd. 7.125% due 10/15/2032	432	415
Sabre Global, Inc. 8.625% due 06/01/2027	2,009	1,990
Saturn Oil & Gas, Inc. 9.625% due 06/15/2029 (h)	768	743
Scientific Games Holdings LP 6.625% due 03/01/2030	711	671
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	2,442	2,325
6.625% due 05/01/2029	858	825
SCIL LLC 5.375% due 11/01/2026	3,133	3,085
Scripps Escrow, Inc.
3.875% due 01/15/2029	1,636	1,287
5.875% due 07/15/2027 (h)	1,492	1,246
Seadrill Finance Ltd. 8.375% due 08/01/2030	1,383	1,383
Seagate HDD Cayman 4.091% due 06/01/2029	1,776	1,674
Sealed Air Corp.
5.000% due 04/15/2029	363	353
6.125% due 02/01/2028	1,860	1,864
Seaspan Corp. 5.500% due 08/01/2029	597	542
Sensata Technologies BV 4.000% due 04/15/2029	1,758	1,618

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Sensata Technologies, Inc. 4.375% due 02/15/2030	1,167	1,079
Shutterfly Finance LLC 9.750% due 10/01/2027	247	248
Shutterfly Finance LLC (4.250% Cash and 4.250% PIK) 8.500% due 10/01/2027 (b)	1,746	1,552
Sigma Holdco BV 7.875% due 05/15/2026	200	198
Simmons Foods, Inc. 4.625% due 03/01/2029	3,788	3,517
Sinclair Television Group, Inc. 8.125% due 02/15/2033	1,458	1,440
Sirius XM Radio, Inc.
3.125% due 09/01/2026	1,888	1,831
4.000% due 07/15/2028	3,411	3,185
4.125% due 07/01/2030	779	693
5.500% due 07/01/2029	2,908	2,811
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	2,126	2,190
Six Flags Entertainment Corp.
5.500% due 04/15/2027	291	288
6.500% due 10/01/2028	359	362
SK Invictus Intermediate SARL 5.000% due 10/30/2029	1,826	1,714
SM Energy Co.
6.500% due 07/15/2028	408	406
6.625% due 01/15/2027	458	457
6.750% due 08/01/2029	3,733	3,681
7.000% due 08/01/2032	421	414
Smyrna Ready Mix Concrete LLC 6.000% due 11/01/2028	2,084	2,024
Snap, Inc. 6.875% due 03/01/2033	1,167	1,168
Sonic Automotive, Inc. 4.625% due 11/15/2029	476	439
Sotheby's 7.375% due 10/15/2027	2,769	2,680
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	3,527	3,262
Speedway Motorsports LLC 4.875% due 11/01/2027	505	484
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	2,369	2,274
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	436	407
Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash) 11.000% due 03/06/2030 ^(b)(c)(h)	2,972	2,630
Stagwell Global LLC 5.625% due 08/15/2029	3,916	3,733
Standard Industries, Inc.
4.750% due 01/15/2028	1,394	1,351
5.000% due 02/15/2027	2,762	2,721
Staples, Inc. 10.750% due 09/01/2029	1,666	1,507
Star Leasing Co. LLC 7.625% due 02/15/2030	3,200	3,079
Station Casinos LLC 4.500% due 02/15/2028	4,326	4,147
Strathcona Resources Ltd. 6.875% due 08/01/2026	2,190	2,187
SunCoke Energy, Inc. 4.875% due 06/30/2029	1,643	1,510
Sunoco LP
4.500% due 04/30/2030	997	933
5.875% due 03/15/2028	340	340
7.000% due 09/15/2028	1,080	1,106
7.000% due 05/01/2029	778	797
Superior Plus LP 4.500% due 03/15/2029	938	867
Talos Production, Inc. 9.000% due 02/01/2029	881	906
Taseko Mines Ltd. 8.250% due 05/01/2030	847	866
Taylor Morrison Communities, Inc. 5.750% due 01/15/2028	407	406
TEGNA, Inc.
4.625% due 03/15/2028	3,572	3,393
4.750% due 03/15/2026	788	779
5.000% due 09/15/2029	736	684
Teleflex, Inc.
4.250% due 06/01/2028	624	596
4.625% due 11/15/2027	1,015	993
Tempur Sealy International, Inc. 4.000% due 04/15/2029	3,672	3,414

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Tenet Healthcare Corp.
4.250% due 06/01/2029	4,184	3,946
5.125% due 11/01/2027	1,587	1,565
6.125% due 10/01/2028	1,980	1,972
6.250% due 02/01/2027	593	594
Tenneco, Inc. 8.000% due 11/17/2028	1,497	1,429
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029	1,593	1,497
TGS ASA 8.500% due 01/15/2030	4,444	4,601
Thor Industries, Inc. 4.000% due 10/15/2029	1,163	1,049
Titan International, Inc. 7.000% due 04/30/2028	1,999	1,980
TK Elevator Holdco GmbH 7.625% due 07/15/2028	3,069	3,076
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	2,145	2,106
TopBuild Corp. 3.625% due 03/15/2029	3,529	3,268
TransDigm, Inc.
5.500% due 11/15/2027	7,091	7,016
6.375% due 03/01/2029	1,595	1,613
6.750% due 08/15/2028	3,541	3,597
Transocean Aquila Ltd. 8.000% due 09/30/2028	1,414	1,443
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	2,051	2,097
Transocean, Inc.
8.000% due 02/01/2027	1,411	1,407
8.250% due 05/15/2029	1,816	1,777
8.500% due 05/15/2031	1,408	1,369
Travel & Leisure Co. 6.625% due 07/31/2026	1,552	1,564
TreeHouse Foods, Inc. 4.000% due 09/01/2028	4,637	4,192
Trident TPI Holdings, Inc. 12.750% due 12/31/2028	3,828	4,110
TriNet Group, Inc. 3.500% due 03/01/2029	2,526	2,293
Triumph Group, Inc. 9.000% due 03/15/2028	2,695	2,837
Trivium Packaging Finance BV
5.500% due 08/15/2026	2,313	2,279
8.500% due 08/15/2027	1,387	1,382
Tronox, Inc. 4.625% due 03/15/2029	443	379
Tutor Perini Corp. 11.875% due 04/30/2029	847	934
Twilio, Inc. 3.625% due 03/15/2029	1,551	1,440
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	3,773	3,767
U.S. Foods, Inc. 6.875% due 09/15/2028	1,715	1,759
U.S. Renal Care, Inc. 10.625% due 06/28/2028	326	279
Under Armour, Inc. 3.250% due 06/15/2026	1,120	1,092
United Airlines, Inc.
4.375% due 04/15/2026	5,157	5,079
4.625% due 04/15/2029	1,701	1,611
United Natural Foods, Inc. 6.750% due 10/15/2028 (h)	1,753	1,734
United Rentals North America, Inc.
3.875% due 11/15/2027	347	336
4.875% due 01/15/2028	2,080	2,046
5.500% due 05/15/2027	739	737
Univision Communications, Inc.
4.500% due 05/01/2029	3,367	2,979
6.625% due 06/01/2027	3,672	3,645
8.000% due 08/15/2028	2,921	2,933
8.500% due 07/31/2031	1,212	1,185
USA Compression Partners LP
6.875% due 09/01/2027	1,876	1,879
7.125% due 03/15/2029	3,399	3,459
Velocity Vehicle Group LLC 8.000% due 06/01/2029	1,667	1,712
Venture Global LNG, Inc.
7.000% due 01/15/2030	4,067	4,010
8.125% due 06/01/2028	6,140	6,278
9.500% due 02/01/2029	5,827	6,252

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Veritiv Operating Co. 10.500% due 11/30/2030	1,078	1,143
Vertiv Group Corp. 4.125% due 11/15/2028	2,208	2,104
Viasat, Inc. 5.625% due 04/15/2027	619	595
Viavi Solutions, Inc. 3.750% due 10/01/2029	619	567
Viking Cruises Ltd.
5.875% due 09/15/2027	1,722	1,714
6.250% due 05/15/2025	404	404
7.000% due 02/15/2029	871	875
9.125% due 07/15/2031	1,300	1,390
Viper Energy Partners LP 5.375% due 11/01/2027	100	99
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	4,320	4,096
Virgin Media Vendor Financing Notes DAC 5.000% due 07/15/2028	1,181	1,117
Viridien
8.750% due 04/01/2027	3,180	3,250
10.000% due 10/15/2030	2,978	3,054
VistaJet Malta Finance PLC
6.375% due 02/01/2030 (h)	957	840
7.875% due 05/01/2027	1,429	1,405
9.500% due 06/01/2028 (h)	3,231	3,202
Vital Energy, Inc. 7.875% due 04/15/2032	1,715	1,598
VOC Escrow Ltd. 5.000% due 02/15/2028	2,931	2,861
VZ Secured Financing BV 5.000% due 01/15/2032	1,192	1,037
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	2,177	2,138
8.125% due 08/15/2029 (h)	1,208	1,234
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/2026	1,449	1,438
Wayfair LLC
7.250% due 10/31/2029	3,337	3,204
7.750% due 09/15/2030	2,437	2,359
WESCO Distribution, Inc.
6.375% due 03/15/2029	1,313	1,330
7.250% due 06/15/2028	328	333
Western Digital Corp. 4.750% due 02/15/2026	4,540	4,517
White Cap Buyer LLC 6.875% due 10/15/2028	1,904	1,829
Wildfire Intermediate Holdings LLC 7.500% due 10/15/2029	1,236	1,205
Williams Scotsman, Inc.
4.625% due 08/15/2028	144	140
6.625% due 06/15/2029	2,068	2,094
Windstream Services LLC 8.250% due 10/01/2031	4,263	4,344
Wolverine World Wide, Inc. 4.000% due 08/15/2029	2,326	1,972
WR Grace Holdings LLC
4.875% due 06/15/2027	2,996	2,897
5.625% due 08/15/2029	2,465	2,125
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	849	812
Wynn Las Vegas LLC 5.250% due 05/15/2027	2,581	2,556
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,343	1,290
Xerox Holdings Corp.
5.000% due 08/15/2025	538	533
5.500% due 08/15/2028	3,599	2,536
Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (h)	2,611	2,381
6.125% due 03/01/2028 (h)	2,288	1,906
ZF North America Capital, Inc.
4.750% due 04/29/2025	3,447	3,439
6.875% due 04/14/2028	2,941	2,892
Ziggo Bond Co. BV 5.125% due 02/28/2030	929	811
Ziggo BV 4.875% due 01/15/2030	1,769	1,623

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

ZoomInfo Technologies LLC 3.875% due 02/01/2029	3,290	3,021

		1,145,134

UTILITIES 3.6%
AES Corp. 7.600% due 01/15/2055 •	2,093	2,117
Aethon United BR LP 7.500% due 10/01/2029	1,699	1,729
AmeriGas Partners LP 9.375% due 06/01/2028	244	242
Antero Midstream Partners LP
5.375% due 06/15/2029	1,464	1,432
5.750% due 03/01/2027	675	674
Archrock Partners LP
6.250% due 04/01/2028	987	989
6.875% due 04/01/2027	293	293
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028	730	687
Calpine Corp.
4.500% due 02/15/2028	2,581	2,504
5.125% due 03/15/2028	1,937	1,908
Clearway Energy Operating LLC 4.750% due 03/15/2028	2,052	1,991
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	1,267	1,274
DPL, Inc. 4.125% due 07/01/2025	263	262
Edison International
5.750% due 06/15/2027 (h)	1,004	1,014
6.250% due 03/15/2030	300	304
7.875% due 06/15/2054 •	1,052	1,015
Emera, Inc. 6.750% due 06/15/2076 •	32	32
Genesis Energy LP
7.750% due 02/01/2028	2,577	2,604
8.000% due 01/15/2027	924	943
8.250% due 01/15/2029	1,442	1,490
Hilcorp Energy LP 6.250% due 11/01/2028	962	962
Iliad Holding SASU 7.000% due 10/15/2028	865	876
Lightning Power LLC 7.250% due 08/15/2032	405	417
Lumen Technologies, Inc.
4.125% due 04/15/2029	657	621
4.125% due 04/15/2030	368	346
10.000% due 10/15/2032	464	464
Millicom International Cellular SA 5.125% due 01/15/2028	513	501
NRG Energy, Inc.
5.250% due 06/15/2029	415	405
5.750% due 01/15/2028	768	767
Pattern Energy Operations LP 4.500% due 08/15/2028	2,619	2,439
PBF Holding Co. LLC
6.000% due 02/15/2028	2,624	2,443
7.875% due 09/15/2030	910	798
PG&E Corp. 5.000% due 07/01/2028	1,157	1,127
Qwest Corp. 7.250% due 09/15/2025	610	613
Tallgrass Energy Partners LP 5.500% due 01/15/2028	2,897	2,822
TerraForm Power Operating LLC
4.750% due 01/15/2030	854	795
5.000% due 01/31/2028	4,232	4,100
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,103	1,097
Vistra Operations Co. LLC
4.375% due 05/01/2029	1,932	1,836
5.000% due 07/31/2027	210	207
5.500% due 09/01/2026	1,440	1,440
5.625% due 02/15/2027	2,257	2,250

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Vodafone Group PLC 7.000% due 04/04/2079 •	2,158	2,226

		53,056

Total Corporate Bonds & Notes (Cost $1,416,764)		1,405,854

	SHARES
COMMON STOCKS 0.4%
ENERGY 0.0%
New Fortress Energy, Inc. «(d)	42,917	335

FINANCIALS 0.2%
Bruin Blocker LLC «(d)(j)	182,994	0
Intelsat Emergence SA «(j)	90,881	3,061

		3,061

HEALTH CARE 0.1%
Amsurg Equity «(d)(j)	21,155	989

INDUSTRIALS 0.1%
Clover Holdings, Inc. «(d)(j)	2,459	42
Incora New Equity (d)(j)	17,294	618
Spirit Aviation Holdings Inc. (d)	70,218	1,053

		1,713

INFORMATION TECHNOLOGY 0.0%
Riverbed Technology, Inc. (d)(j)	22,812	6

Total Common Stocks (Cost $11,324)		6,104

WARRANTS 0.1%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	56

INDUSTRIALS 0.1%
Spirit Aviation Holdings, Inc. -Exp. 12/31/2099 «	79,807	1,197

Total Warrants (Cost $4,279)		1,253

SHORT-TERM INSTRUMENTS 2.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (i)	966,104	966

		966

REPURCHASE AGREEMENTS (k) 2.2%		33,200

Total Short-Term Instruments (Cost $34,166)		34,166

Total Investments in Securities (Cost $1,494,396)		1,475,057

INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
MUTUAL FUNDS 3.3%
PIMCO Government Money Market Fund 4.470% (g)(h)(i)	50,109,524	50,110

Total Short-Term Instruments (Cost $50,110)		50,110

Total Investments in Affiliates (Cost $50,110)		50,110

Total Investments 102.5% (Cost $1,544,506)		$1,525,167
Financial Derivative Instruments (l)(m) 0.0%(Cost or Premiums, net $111)		38
Other Assets and Liabilities, net (2.5)%		(37,510)

Net Assets 100.0%		$1,487,695

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Securities with an aggregate market value of $49,052 were out on loan in exchange for $50,110 of cash collateral as of March 31, 2025.
(i)	Coupon represents a 7-Day Yield.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$884	$989	0.07%
Bruin Blocker LLC	04/20/2021	0	0	0.00
Clover Holdings, Inc.	12/09/2024	37	42	0.00
Incora New Equity	01/31/2025	840	618	0.04
Incora Top Holdco LLC 0.000% due 01/30/2033	01/31/2025	371	536	0.04
Intelsat Emergence SA	10/02/2018 - 07/03/2023	6,884	3,061	0.20
Riverbed Technology, Inc.	04/24/2018 - 12/07/2021	1,634	6	0.00

$10,650	$5,252	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	03/31/2025	04/01/2025	$33,200	U.S. Treasury Notes 0.375% due 07/31/2027	$(33,857)	$33,200	$33,204

Total Repurchase Agreements	$(33,857)	$33,200	$33,204

(1)	Includes accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2027	143	$34,504	$194	$3	$0
3-Month SOFR Active Contract March Futures	06/2027	143	34,515	197	3	0
U.S. Treasury 5-Year Note June Futures	06/2025	713	77,115	1,029	58	0

Total Futures Contracts	$1,420	$64	$0

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Carnival Corp.	1.000%	Quarterly	12/20/2027	1.158%	$1,000	$(100)	$96	$(4)	$0	$(3)
Carnival Corp.	1.000	Quarterly	06/20/2029	1.695	1,300	(75)	41	(34)	0	(2)
MGM Resorts International	5.000	Quarterly	12/20/2029	2.189	3,200	455	(78)	377	0	(6)
Transocean, Inc.	1.000	Quarterly	12/20/2028	4.103	600	(89)	30	(59)	0	(2)

$191	$89	$280	$0	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$4,800	$181	$25	$206	$3	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	588	14	20	34	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	99	6	0	6	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	5,100	312	(31)	281	1	(1)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,500	78	2	80	1	0

$591	$16	$607	$5	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$31,000	$(334)	$405	$71	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	8,675	(337)	321	(16)	0	(16)
Pay	Petroleos Mexicanos «	3.750	Monthly	12/24/2025	MXN	150	0	1	1	0	0

$(671)	$727	$56	$0	$(17)

Total Swap Agreements	$111	$832	$943	$5	$(31)

Cash of $8,375 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$23,477	$4,203	$27,680
Corporate Bonds & Notes
Banking & Finance	0	207,664	0	207,664
Industrials	0	1,140,631	4,503	1,145,134
Utilities	0	53,056	0	53,056
Common Stocks
Energy	0	0	335	335
Financials	0	0	3,061	3,061
Health Care	0	0	989	989
Industrials	0	0	1,713	1,713

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Information Technology	0	0	6	6
Warrants
Financials	0	0	56	56
Industrials	0	0	1,197	1,197
Short-Term Instruments
Mutual Funds	0	966	0	966
Repurchase Agreements	0	33,200	0	33,200

$0	$1,458,994	$16,063	$1,475,057
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	50,110	0	0	50,110

Total Investments	$50,110	$1,458,994	$16,063	$1,525,167

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$69	$0	$69

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(31)	$0	$(31)

Total Financial Derivative Instruments	$0	$38	$0	$38

Totals	$50,110	$1,459,032	$16,063	$1,525,205

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$3,371	$1,094	$(402)	$28	$26	$86	$0	$0	$4,203	$114
Corporate Bonds & Notes
Banking & Finance	70	0	(96)	0	0	26	0	0	0	0
Industrials	1,395	1,115	(1,221)	(3)	(399)	384	3,232	0	4,503	166
Common Stocks
Energy	0	0	0	0	0	335	0	0	335	335
Financials	3,799	0	(411)	0	159	(486)	0	0	3,061	(319)
Health Care	1,047	0	0	0	0	(58)	0	0	989	(58)
Industrials	0	1,922	0	0	0	(209)	0	0	1,713	(209)
Information Technology	6	0	0	0	0	0	0	0	6	0
Warrants
Financials	71	0	0	0	0	(15)	0	0	56	(15)
Industrials	0	983	0	0	0	214	0	0	1,197	214
Preferred Securities
Industrials	0	0	0	0	(1,041)	1,041	0	0	0	1,041

Totals	$9,759	$5,114	$(2,130)	$25	$(1,255)	$1,318	$3,232	$0	$16,063	$1,269

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$628	Comparable Companies	EBITDA Multiple	X	14.000	—
1,115	Indicative Market Quotation	Broker Quote	74.500	—
2,460	Third Party Vendor	Broker Quote	101.500	—
Corporate Bonds & Notes
Industrials	1,025	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.000	—
3,232	Indicative Market Quotation	Broker Quote	60.000 - 82.000	72.730
246	Proxy pricing	Base Price	98.000	—
Common Stocks
Energy	335	Reference Instrument	Stock Price w/Liquidity Discount	6.000	—
Financials	3,061	Comparable Companies	EBITDA Multiple	X	4.660	—
Health Care	989	Comparable Companies	EBITDA Multiple	X	14.000	—
Industrials	42	Comparable Companies	EBITDA Multiple	X	11.000	—
618	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.000	—
1,053	Indicative Market Quotation	Broker Quote	$15.000	—
Information Technology	6	Indicative Market Quotation	Broker Quote	$0.250	—

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Warrants
Financials	56	Option Pricing Model	Volatility	32.500	—
Industrials	1,197	Indicative Market Quotation	Broker Quote	$15.000	—

Total	$16,063

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025	$4,028	$4,032
0.125% due 04/15/2026	34,604	34,365
0.125% due 07/15/2026	19,953	19,863
0.125% due 10/15/2026	21,208	21,043
0.125% due 04/15/2027	21,362	20,975
0.125% due 01/15/2030	36,096	33,971
0.125% due 07/15/2030	11,894	11,145
0.125% due 01/15/2032	2,283	2,068
0.250% due 07/15/2029	15,416	14,770
0.375% due 07/15/2025	59	59
0.375% due 01/15/2027	31,333	31,015
0.375% due 07/15/2027	25,166	24,883
0.500% due 01/15/2028	32,602	32,028
0.625% due 01/15/2026	4	4
0.750% due 07/15/2028	15,583	15,403
0.875% due 01/15/2029	19,349	19,051
1.250% due 04/15/2028	20,094	20,104
1.625% due 10/15/2027	16,493	16,767
1.625% due 10/15/2029	23,761	24,104
1.750% due 01/15/2028	18,250	18,555
1.875% due 07/15/2034	43	43
2.125% due 04/15/2029	23,852	24,564
2.375% due 10/15/2028	12,961	13,506
2.500% due 01/15/2029	15,317	16,011
3.625% due 04/15/2028	5,106	5,474
3.875% due 04/15/2029	5,023	5,521

Total U.S. Treasury Obligations (Cost $430,492)		429,324

Total Investments in Securities (Cost $430,492)		429,324

Total Investments 99.7% (Cost $430,492)		$429,324
Other Assets and Liabilities, net 0.3%		1,392

Net Assets 100.0%		$430,716

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$429,324	$0	$429,324

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$46,482	$26,764
0.125% due 02/15/2052	44,790	25,398
0.250% due 02/15/2050	49,796	30,438
0.625% due 02/15/2043	82,554	63,556
0.750% due 02/15/2042	80,258	64,545
0.750% due 02/15/2045	89,393	67,908
0.875% due 02/15/2047	91,149	69,058
1.000% due 02/15/2046	91,993	72,643
1.000% due 02/15/2048	71,043	54,653
1.000% due 02/15/2049	58,040	44,212
1.375% due 02/15/2044	89,513	78,001
1.500% due 02/15/2053	27,675	23,051
2.125% due 02/15/2041	49,331	49,798
2.125% due 02/15/2054	50,128	48,141
2.375% due 02/15/2055	20,130	20,392

Total U.S. Treasury Obligations (Cost $976,550)		738,558

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
4.323% due 04/15/2025 (b)(c)	200	200

Total Short-Term Instruments (Cost $200)		200

Total Investments in Securities (Cost $976,750)		738,758

Total Investments 99.9% (Cost $976,750)		$738,758
Other Assets and Liabilities, net 0.1%		1,108

Net Assets 100.0%		$739,866

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
(b)				Zero coupon security.
(c)				Coupon represents a yield to maturity.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$738,558	$0	$738,558
Short-Term Instruments
U.S. Treasury Bills	0	200	0	200

Total Investments	$0	$738,758	$0	$738,758

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury STRIPS (a)
0.000% due 02/15/2055	$321,900	$84,323
0.000% due 02/15/2050	608	189
0.000% due 05/15/2050	284,752	88,971
0.000% due 08/15/2050	253,450	77,532
0.000% due 11/15/2050	253,835	76,725
0.000% due 02/15/2051	289,424	86,533
0.000% due 05/15/2051	271,283	80,405
0.000% due 08/15/2051	259,669	76,069
0.000% due 11/15/2051	271,206	78,744
0.000% due 02/15/2052	287,754	82,636
0.000% due 05/15/2052	283,340	80,700
0.000% due 08/15/2052	315,850	89,073
0.000% due 11/15/2052	314,455	88,724
0.000% due 02/15/2053	323,317	89,959
0.000% due 05/15/2053	345,282	95,256
0.000% due 08/15/2053	346,489	94,863
0.000% due 11/15/2053	293,264	80,183
0.000% due 02/15/2054	210,332	56,676
0.000% due 05/15/2054	169,075	45,322
0.000% due 08/15/2054	267,695	71,096
0.000% due 11/15/2054	285,400	75,360

Total U.S. Treasury Obligations (Cost $1,893,784)		1,599,339

Total Investments in Securities (Cost $1,893,784)		1,599,339

Total Investments 100.0% (Cost $1,893,784)		$1,599,339
Other Assets and Liabilities, net 0.0%		(141)

Net Assets 100.0%		$1,599,198

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,599,339	$0	$1,599,339

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Airlines, Inc. 9.305% due 04/20/2028 •	$2,405	$2,457
Avolon TLB Borrower 1 U.S. LLC 6.072% due 06/24/2030	1,258	1,258
Castlelake LP 2.950% due 05/13/2031 «•	4,613	4,351
Quikrete Holdings, Inc. 6.575% due 02/10/2032	1,000	990
SkyMiles IP Ltd. 8.043% due 10/20/2027	1,653	1,672

Total Loan Participations and Assignments (Cost $10,932)		10,728

CORPORATE BONDS & NOTES 22.8%
BANKING & FINANCE 15.5%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	7,934	7,669
3.000% due 10/29/2028	2,684	2,523
5.100% due 01/19/2029	2,700	2,725
Aircastle Ltd. 5.950% due 02/15/2029	5,000	5,144
Ally Financial, Inc.
6.184% due 07/26/2035 •	1,250	1,243
6.848% due 01/03/2030 •	3,100	3,239
American Assets Trust LP
3.375% due 02/01/2031	2,800	2,471
6.150% due 10/01/2034	3,950	3,952
American Homes 4 Rent LP 5.500% due 02/01/2034	1,700	1,703
American National Group, Inc. 5.750% due 10/01/2029	3,600	3,631
American Tower Corp.
3.650% due 03/15/2027	3,000	2,950
5.800% due 11/15/2028	1,600	1,659
Americold Realty Operating Partnership LP 5.409% due 09/12/2034	5,900	5,763
Antares Holdings LP
3.750% due 07/15/2027	3,700	3,538
3.950% due 07/15/2026	1,000	982
6.350% due 10/23/2029	5,900	5,908
6.500% due 02/08/2029	1,000	1,006
Ares Capital Corp.
3.250% due 07/15/2025	1,800	1,793
5.875% due 03/01/2029	3,000	3,047
Ares Management Corp. 6.375% due 11/10/2028	6,000	6,329
Ares Strategic Income Fund 5.600% due 02/15/2030	5,000	4,930
Armor RE Ltd. 12.792% due 01/07/2032 •	250	254
Athene Global Funding
5.516% due 03/25/2027	2,000	2,034
5.684% due 02/23/2026	7,800	7,880
Aviation Capital Group LLC 6.750% due 10/25/2028	5,000	5,280
Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	1,800	1,790
5.750% due 03/01/2029	3,000	3,057
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029	6,000	6,152
Banco Santander SA
2.958% due 03/25/2031	2,200	1,976
6.033% due 01/17/2035	1,200	1,243
Bank of America Corp.
4.948% due 07/22/2028 •	4,000	4,033
5.202% due 04/25/2029 •	8,400	8,536
5.288% due 04/25/2034 •	9,600	9,648
5.872% due 09/15/2034 •	17,500	18,268
Barclays PLC
5.690% due 03/12/2030 •	7,500	7,691
7.385% due 11/02/2028 •	7,000	7,438
7.437% due 11/02/2033 •	5,000	5,583

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

BGC Group, Inc.
6.150% due 04/02/2030 (c)	5,987	5,964
6.600% due 06/10/2029	2,800	2,878
Blue Owl Capital Corp. 5.950% due 03/15/2029	2,000	2,006
Blue Owl Finance LLC
4.375% due 02/15/2032	2,000	1,877
6.250% due 04/18/2034	1,100	1,127
Blue Ridge Re Ltd.
9.542% due 01/08/2031 ~	2,000	2,045
12.292% due 01/08/2031 ~	2,000	2,063
BNP Paribas SA
2.591% due 01/20/2028 •	7,500	7,222
4.625% due 02/25/2031 •(g)(i)	2,000	1,727
5.786% due 01/13/2033 ~	6,600	6,750
Boston Properties LP
2.450% due 10/01/2033	4,700	3,684
2.550% due 04/01/2032	4,400	3,627
BPCE SA
5.716% due 01/18/2030 •	5,000	5,100
5.975% due 01/18/2027 •	4,000	4,037
Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	284
8.300% due 03/15/2028	100	104
Brixmor Operating Partnership LP 4.050% due 07/01/2030	2,000	1,917
Brookfield Finance, Inc. 6.350% due 01/05/2034	5,500	5,862
CaixaBank SA
5.673% due 03/15/2030 •	4,800	4,925
6.037% due 06/15/2035 •	800	827
Cantor Fitzgerald LP 7.200% due 12/12/2028	6,500	6,861
Cape Lookout Re Ltd.
11.192% due 03/13/2032 •	1,500	1,500
12.282% due 04/05/2027 •	2,100	2,159
Capital One Financial Corp. 7.149% due 10/29/2027 •	2,000	2,073
Citadel Finance LLC 5.900% due 02/10/2030	5,500	5,480
Citadel LP 6.375% due 01/23/2032	4,000	4,106
Citigroup, Inc.
2.976% due 11/05/2030 •	4,700	4,330
3.785% due 03/17/2033 •	4,500	4,118
4.075% due 04/23/2029 •	3,000	2,950
6.270% due 11/17/2033 •	7,000	7,432
CNO Global Funding 4.950% due 09/09/2029	3,700	3,717
Constellation Insurance, Inc. 6.800% due 01/24/2030	3,300	3,263
Corebridge Financial, Inc. 5.750% due 01/15/2034	2,000	2,054
Credit Agricole SA 5.862% due 01/09/2036 •	4,000	4,094
Credit Suisse AG AT1 Claim	8,900	1,068
Crown Castle, Inc. 5.800% due 03/01/2034	8,100	8,260
Deloitte LLP
0.000% due 01/30/2032 «(j)	1,200	1,197
0.000% due 01/30/2035 «(j)	1,100	1,088
0.000% due 01/30/2037 «(j)	500	493
0.000% due 01/30/2040 «(j)	900	882
0.000% due 01/30/2045 «(j)	900	871
Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,325
2.552% due 01/07/2028 •	6,500	6,254
5.706% due 02/08/2028 •	1,500	1,523
6.720% due 01/18/2029 •	2,500	2,618
6.819% due 11/20/2029 •	1,500	1,591
Discover Financial Services 7.964% due 11/02/2034 •	2,000	2,287
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	7,800	6,783
Equitable Holdings, Inc. 5.594% due 01/11/2033	1,000	1,029
Essex Portfolio LP 5.500% due 04/01/2034	1,500	1,515
Extra Space Storage LP
5.400% due 02/01/2034	1,500	1,503
5.900% due 01/15/2031	2,100	2,189
F&G Global Funding 5.875% due 01/16/2030	4,000	4,073
Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,000	2,044
6.350% due 03/22/2054	2,000	2,040

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,627
7.000% due 10/15/2064 •	1,900	1,944
Fidelity National Financial, Inc. 3.400% due 06/15/2030	1,800	1,660
First American Financial Corp.
2.400% due 08/15/2031	1,500	1,267
4.000% due 05/15/2030	1,000	955
5.450% due 09/30/2034	1,300	1,273
Ford Motor Credit Co. LLC
4.950% due 05/28/2027	5,000	4,929
5.800% due 03/08/2029	4,400	4,359
6.050% due 03/05/2031	5,000	4,934
6.798% due 11/07/2028	10,000	10,289
6.950% due 03/06/2026	1,500	1,517
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032	6,100	5,965
FS KKR Capital Corp.
3.400% due 01/15/2026	1,900	1,875
6.875% due 08/15/2029	3,800	3,899
7.875% due 01/15/2029	1,500	1,590
GA Global Funding Trust
3.850% due 04/11/2025	1,000	1,000
5.500% due 01/08/2029	3,000	3,062
5.900% due 01/13/2035	6,100	6,190
Global Atlantic Fin Co. 4.400% due 10/15/2029	3,000	2,901
GLP Capital LP
3.250% due 01/15/2032	1,500	1,300
5.300% due 01/15/2029	600	601
5.375% due 04/15/2026	600	602
5.625% due 09/15/2034	1,500	1,476
6.250% due 09/15/2054	2,000	1,967
6.750% due 12/01/2033	1,500	1,593
Goldman Sachs Group, Inc.
3.102% due 02/24/2033 •	10,000	8,817
4.482% due 08/23/2028 •	10,000	9,977
5.330% due 07/23/2035 •	4,700	4,679
5.851% due 04/25/2035 •	4,000	4,135
6.208% due 03/15/2028 •	3,000	3,064
Golub Capital BDC, Inc. 6.000% due 07/15/2029	6,000	6,027
Golub Capital Private Credit Fund 5.875% due 05/01/2030	2,000	1,981
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	1,500	1,460
Greengrove RE Ltd. 12.042% due 04/08/2032 •	400	402
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034	2,500	2,473
Hardwood Funding LLC
0.000% due 06/07/2032 «(c)(j)	1,500	1,510
0.000% due 06/07/2035 «(c)(j)	700	704
Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,737
5.500% due 04/15/2035	4,850	4,756
HSBC Holdings PLC
4.755% due 06/09/2028 •	2,500	2,500
5.402% due 08/11/2033 •	4,200	4,248
5.546% due 03/04/2030 •	4,000	4,088
5.719% due 03/04/2035 •	7,100	7,273
6.254% due 03/09/2034 •	10,000	10,575
ING Groep NV
3.875% due 05/16/2027 •(g)(i)	600	551
4.250% due 05/16/2031 •(g)(i)	600	503
5.335% due 03/19/2030 •	10,000	10,189
Integrity Re Ltd. 21.292% due 06/08/2026 •	2,000	2,157
Invitation Homes Operating Partnership LP
4.875% due 02/01/2035	1,000	957
5.450% due 08/15/2030	5,000	5,124
Jackson National Life Global Funding 5.324% due 01/14/2028 •	3,100	3,126
Jane Street Group 7.125% due 04/30/2031	1,500	1,542
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	3,600	3,824
JPMorgan Chase & Co.
2.963% due 01/25/2033 •	2,500	2,208
4.565% due 06/14/2030 •	12,000	11,934
5.350% due 06/01/2034 •	17,500	17,792
5.766% due 04/22/2035 •	9,000	9,358
KBC Group NV 6.324% due 09/21/2034 •	5,000	5,297
Kilroy Realty LP 3.050% due 02/15/2030	2,000	1,781

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Kizuna RE Pte. Ltd. 7.042% due 04/09/2029 ~		603	622
KKR Financial Holdings LLC 5.400% due 05/23/2033		6,000	5,782
KKR Group Finance Co. LLC 4.850% due 05/17/2032		1,500	1,476
Lazard Group LLC 6.000% due 03/15/2031		1,500	1,560
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		4,000	3,831
4.300% due 02/01/2061		4,800	2,997
Lloyds Banking Group PLC
4.976% due 08/11/2033 •(l)		8,500	8,338
5.871% due 03/06/2029 •		5,000	5,158
7.500% due 09/27/2025 •(g)(i)		5,000	5,029
Low Income Investment Fund 3.711% due 07/01/2029		2,500	2,358
LPL Holdings, Inc. 6.750% due 11/17/2028		5,000	5,288
Lseg U.S. Fin Corp. 5.297% due 03/28/2034		1,500	1,515
LXP Industrial Trust 2.375% due 10/01/2031		5,800	4,841
Main Street Capital Corp. 6.950% due 03/01/2029		3,100	3,190
Maple Grove Funding Trust 4.161% due 08/15/2051		5,500	3,819
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		3,250	2,883
Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/2029		1,500	1,415
5.354% due 09/13/2028 •		2,500	2,547
MMcapS Funding Ltd. 4.847% (US0003M + 0.290%) due 12/26/2039 ~		504	491
MMIFS Re Ltd. 5.783% due 01/10/2033 ~	CAD	250	173
Morgan Stanley
0.000% due 04/02/2032 þ(j)		$9,000	6,040
2.511% due 10/20/2032 •		1,700	1,460
3.622% due 04/01/2031 •		3,000	2,834
5.164% due 04/20/2029 •		2,000	2,027
5.173% due 01/16/2030 •		3,000	3,040
6.296% due 10/18/2028 •		19,500	20,283
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032		1,200	1,248
Nature Coast Re Ltd. 14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(c)		300	300
NatWest Group PLC
4.600% due 06/28/2031 •(g)(i)		200	170
5.778% due 03/01/2035 •		8,700	8,880
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	4,275
5.300% due 09/13/2027		1,400	1,391
NMI Holdings, Inc. 6.000% due 08/15/2029		4,500	4,562
Nomura Holdings, Inc.
1.653% due 07/14/2026		3,000	2,888
5.842% due 01/18/2028		1,500	1,541
6.070% due 07/12/2028		3,100	3,218
Nordea Bank Abp
3.750% due 03/01/2029 •(g)(i)		5,000	4,449
6.625% due 03/26/2026 •(g)(i)		5,600	5,631
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,300	1,328
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		3,350	3,343
Orange Capital RE DAC 8.678% due 01/17/2029 ~	EUR	250	272
Pacific Life Insurance Co. 9.250% due 06/15/2039		$5,000	6,775
Polestar Re Ltd.
14.792% due 01/07/2028 •		600	620
17.542% due 01/07/2027 •		2,300	2,380
Preferred Term Securities Ltd. 4.861% due 03/22/2037 •		1,518	1,396
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029		4,400	4,491
Prudential Financial, Inc. 6.500% due 03/15/2054 •		2,800	2,859
Quercus Re DAC 10.606% due 01/06/2031 ~	EUR	250	281
Realty Income Corp.
3.250% due 01/15/2031		$2,100	1,930
4.450% due 09/15/2026		700	700
Sammons Financial Group Global Funding 5.100% due 12/10/2029		1,500	1,510

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Sammons Financial Group, Inc. 6.875% due 04/15/2034		7,590	8,106
Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		2,800	2,789
6.499% due 03/09/2029 •		1,700	1,761
6.565% due 06/12/2029 •		3,000	3,111
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		2,300	2,025
6.534% due 01/10/2029 •		8,000	8,320
6.833% due 11/21/2026 •		3,000	3,038
Selective Insurance Group, Inc. 5.900% due 04/15/2035		2,500	2,523
Sixth Street Lending Partners
5.750% due 01/15/2030		3,000	2,973
6.125% due 07/15/2030		1,000	1,007
Societe Generale SA 6.446% due 01/10/2029 •		3,300	3,423
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035		8,000	7,946
Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		4,000	4,107
5.766% due 01/13/2033		3,000	3,125
Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		600	627
11.532% due 06/07/2032 •		300	315
13.282% due 06/05/2031 •		250	260
Trust Fibra Uno
4.869% due 01/15/2030		4,900	4,590
6.950% due 01/30/2044		300	261
UBS AG 5.000% due 07/09/2027		3,500	3,541
UBS Group AG
6.301% due 09/22/2034 •		15,500	16,482
6.373% due 07/15/2026 •		1,600	1,606
9.016% due 11/15/2033 •		2,100	2,567
Ursa Re Ltd. 11.782% due 02/22/2028 ~		1,000	1,011
Ventas Realty LP 5.000% due 01/15/2035		2,500	2,419
Veraison Re Ltd. 9.292% due 03/08/2033 ~		250	251
VICI Properties LP
3.750% due 02/15/2027		100	98
4.125% due 08/15/2030		500	471
5.750% due 02/01/2027		280	284
5.750% due 04/01/2034		1,000	1,006
6.125% due 04/01/2054		1,000	975
Vitality Re Ltd.
6.042% due 01/08/2030 ~		250	250
8.032% due 01/08/2030 ~		250	250
Wells Fargo & Co.
2.879% due 10/30/2030 •		1,000	922
4.897% due 07/25/2033 •		21,000	20,704
5.557% due 07/25/2034 •		17,000	17,305
Windmill Re DAC 7.986% due 07/05/2028 ~	EUR	250	275
Winston RE Ltd.
10.792% due 02/21/2028 ~		$250	250
16.032% due 02/26/2031 •		4,000	4,198

			860,995

INDUSTRIALS 5.1%
Air Canada 3.875% due 08/15/2026		1,000	979
Air Canada Pass-Through Trust
3.300% due 07/15/2031		600	564
5.250% due 10/01/2030		1,567	1,576
American Airlines Pass-Through Trust
3.375% due 11/01/2028		7,110	6,897
3.700% due 04/01/2028		1,496	1,468
4.000% due 01/15/2027		1,842	1,831
American Airlines, Inc.
5.500% due 04/20/2026		375	374
5.750% due 04/20/2029		1,400	1,371
Ashtead Capital, Inc. 5.800% due 04/15/2034		3,000	3,020
Bacardi Ltd. 5.150% due 05/15/2038		1,200	1,103
Bayer U.S. Finance LLC
4.375% due 12/15/2028		4,402	4,289
6.375% due 11/21/2030		1,000	1,048
6.500% due 11/21/2033		2,450	2,575
6.875% due 11/21/2053		1,500	1,552
Boeing Co.
3.625% due 02/01/2031		3,000	2,783

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

6.259% due 05/01/2027	1,300	1,338
6.298% due 05/01/2029	1,700	1,783
6.388% due 05/01/2031	1,300	1,386
6.528% due 05/01/2034	1,100	1,179
6.858% due 05/01/2054	1,800	1,957
7.008% due 05/01/2064	1,000	1,085
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035	1,700	1,700
Bowdoin College 4.693% due 07/01/2112	3,400	2,780
Broadcom, Inc.
2.450% due 02/15/2031	10,000	8,801
4.000% due 04/15/2029	2,000	1,953
4.150% due 04/15/2032	2,000	1,898
4.926% due 05/15/2037	2,000	1,924
California Institute of Technology 4.283% due 09/01/2116	3,000	2,283
CDW LLC 5.550% due 08/22/2034	2,600	2,573
Centene Corp. 3.000% due 10/15/2030	1,500	1,313
Charter Communications Operating LLC
2.800% due 04/01/2031	2,100	1,814
6.384% due 10/23/2035	2,000	2,028
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,000	1,761
Cheniere Energy, Inc. 5.650% due 04/15/2034	3,000	3,036
Choice Hotels International, Inc.
3.700% due 01/15/2031	2,000	1,833
5.850% due 08/01/2034	3,500	3,510
Claremont Mckenna College 3.775% due 01/01/2122	3,000	2,026
Dell International LLC
5.300% due 10/01/2029	4,400	4,482
5.750% due 02/01/2033	1,500	1,560
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,023	957
Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	3,187
4.500% due 10/20/2025	750	747
4.750% due 10/20/2028	2,000	1,992
Diamondback Energy, Inc. 5.550% due 04/01/2035	2,700	2,712
El Paso Natural Gas Co. LLC 3.500% due 02/15/2032	1,500	1,332
Enbridge, Inc. 6.200% due 11/15/2030	2,150	2,276
Energy Transfer LP
5.250% due 07/01/2029	11,500	11,672
5.550% due 02/15/2028	2,500	2,560
5.700% due 04/01/2035	1,100	1,109
6.000% due 06/15/2048	5,000	4,846
Essent Group Ltd. 6.250% due 07/01/2029	2,200	2,267
Expedia Group, Inc. 3.250% due 02/15/2030	2,200	2,052
Ferguson Enterprises, Inc. 5.000% due 10/03/2034	1,000	974
Flex Intermediate Holdco LLC 4.317% due 12/30/2039	2,700	2,136
Flex Ltd. 5.250% due 01/15/2032	2,100	2,087
GE Capital Funding LLC 4.550% due 05/15/2032	1,500	1,464
Georgetown University 5.215% due 10/01/2118	6,560	6,003
Global Payments, Inc. 5.400% due 08/15/2032	5,100	5,162
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,300	2,331
6.103% due 08/23/2042	1,400	1,406
HCA, Inc.
3.625% due 03/15/2032	3,000	2,713
5.250% due 03/01/2030	1,600	1,619
5.500% due 03/01/2032	3,300	3,333
5.500% due 06/01/2033	2,200	2,209
5.750% due 03/01/2035	1,000	1,010
Imperial Brands Finance PLC 6.125% due 07/27/2027	3,000	3,093
Kraft Heinz Foods Co. 4.375% due 06/01/2046	4,000	3,272
Las Vegas Sands Corp. 3.500% due 08/18/2026	1,100	1,079
Mars, Inc.
5.000% due 03/01/2032	2,500	2,512

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.200% due 03/01/2035	2,500	2,513
Micron Technology, Inc. 5.375% due 04/15/2028	1,900	1,933
MPLX LP 5.000% due 03/01/2033	2,100	2,051
MSCI, Inc. 3.875% due 02/15/2031	100	93
National Fuel Gas Co.
5.500% due 10/01/2026	1,500	1,516
5.500% due 03/15/2030	2,100	2,139
NetApp, Inc.
5.500% due 03/17/2032	1,000	1,008
5.700% due 03/17/2035	1,600	1,598
New York & Presbyterian Hospital 4.763% due 08/01/2116	3,000	2,507
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	2,500	2,432
NXP BV 5.000% due 01/15/2033	900	886
Occidental Petroleum Corp.
5.200% due 08/01/2029	1,200	1,200
6.125% due 01/01/2031	5,000	5,144
Oracle Corp. 4.900% due 02/06/2033	1,000	984
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,188
Petroleos Mexicanos
6.490% due 01/23/2027	311	305
6.700% due 02/16/2032	4,600	4,045
Quanta Services, Inc.
2.900% due 10/01/2030	2,000	1,801
5.250% due 08/09/2034	3,100	3,065
Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,200	1,209
6.750% due 03/01/2033	300	299
Smith & Nephew PLC 5.400% due 03/20/2034	7,000	7,006
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034	3,700	3,624
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	500	452
4.100% due 10/01/2029	669	625
T-Mobile USA, Inc. 2.700% due 03/15/2032	2,500	2,163
Targa Resources Corp.
5.500% due 02/15/2035	1,150	1,144
6.125% due 03/15/2033	3,000	3,133
Time Warner Cable LLC
6.550% due 05/01/2037	600	596
7.300% due 07/01/2038	2,500	2,626
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	1,489	1,442
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	1,967	1,954
United Airlines Pass-Through Trust
2.700% due 11/01/2033	313	278
3.100% due 01/07/2030	846	804
3.450% due 01/07/2030	2,538	2,414
4.550% due 08/25/2031	1,779	1,677
5.450% due 08/15/2038	1,983	2,005
5.875% due 04/15/2029	1,193	1,216
Vale Overseas Ltd. 6.400% due 06/28/2054	4,000	3,951
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031	6,100	5,547
Venture Global LNG, Inc. 7.000% due 01/15/2030	5,600	5,521
Vmed O2 U.K. Financing PLC 7.750% due 04/15/2032	3,400	3,412
VMware, Inc. 2.200% due 08/15/2031	2,000	1,701
Wesleyan University 4.781% due 07/01/2116	3,248	2,656
Western Midstream Operating LP 5.450% due 11/15/2034	1,700	1,662
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	3,130	3,136
5.611% due 03/11/2034	2,000	2,053
Woodside Finance Ltd. 5.100% due 09/12/2034	13,550	13,154

		284,413

UTILITIES 2.2%
AES Corp. 5.800% due 03/15/2032	8,000	8,087

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Edison International
5.750% due 06/15/2027	1,750	1,768
6.250% due 03/15/2030	3,000	3,040
Electricite de France SA
5.950% due 04/22/2034	4,000	4,150
6.000% due 04/22/2064	4,000	3,785
Enel Finance International NV 7.500% due 10/14/2032	2,000	2,264
Eversource Energy 5.950% due 02/01/2029	4,400	4,572
NGPL PipeCo LLC 3.250% due 07/15/2031	1,500	1,316
NiSource, Inc. 1.700% due 02/15/2031	6,100	5,108
Oncor Electric 0.000% due 05/01/2029 «(j)	12,000	12,113
ONEOK, Inc. 6.050% due 09/01/2033	6,000	6,250
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,064
4.950% due 07/01/2050	6,700	5,599
5.550% due 05/15/2029	3,000	3,042
5.800% due 05/15/2034	3,000	3,031
5.900% due 06/15/2032	1,500	1,531
6.150% due 01/15/2033	2,200	2,267
6.700% due 04/01/2053	2,200	2,292
6.950% due 03/15/2034	2,000	2,168
PacifiCorp 7.375% due 09/15/2055 ~	5,500	5,585
PPL Capital Funding, Inc. 5.250% due 09/01/2034	2,000	1,991
Puget Energy, Inc.
4.224% due 03/15/2032	3,000	2,795
5.725% due 03/15/2035	1,500	1,498
Southern California Edison Co. 6.000% due 01/15/2034	3,600	3,717
Southern California Gas Co. 2.550% due 02/01/2030	1,700	1,543
Texas Electric Market Stabilization Funding N LLC 5.057% due 08/01/2048	15,500	14,800
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,727
Verizon Communications, Inc.
2.850% due 09/03/2041	3,000	2,113
4.400% due 11/01/2034	4,500	4,252
4.780% due 02/15/2035	4,900	4,758
Vistra Operations Co. LLC 6.950% due 10/15/2033	5,000	5,375

		125,601

Total Corporate Bonds & Notes (Cost $1,264,405)		1,271,009

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
California State Public Works Board Revenue Bonds, (BABs), Series 2009 8.361% due 10/01/2034	5,000	5,949
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,735
3.714% due 06/01/2041	8,000	6,112

		14,796

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	5,343	5,798

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	8,000	7,968

MINNESOTA 0.2%
Minnesota Housing Finance Agency Revenue Bonds, Series 2024
5.301% due 01/01/2029	6,250	6,357
5.532% due 01/01/2034	5,000	5,142

		11,499

NEW YORK 0.0%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	500	513

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	3,362

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,165	3,859

Total Municipal Bonds & Notes (Cost $49,027)		47,795

U.S. GOVERNMENT AGENCIES 55.5%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	61	53
0.764% due 05/25/2042 •	134	98
1.546% due 09/25/2042 •(a)	18,203	2,616
1.966% due 04/25/2040 •(a)	24	2
2.746% due 05/25/2036 •(a)	560	57
3.000% due 03/25/2033 - 02/25/2043	1	1
3.500% due 06/25/2042	446	420
4.000% due 10/01/2026 - 07/01/2044	631	613
4.500% due 10/01/2035 - 06/01/2051	804	774
5.000% due 05/01/2034 - 11/01/2039	757	759
5.500% due 12/01/2031 - 04/01/2039	456	459
6.000% due 05/25/2031 - 09/01/2037	415	424
6.290% due 12/01/2028 •	98	98
6.405% due 11/01/2035 •	2	2
6.500% due 01/01/2036 - 05/01/2038	41	43
6.584% due 01/25/2036 •	61	60
7.000% due 04/01/2037 - 03/01/2038	37	38
7.195% due 04/01/2036 •	3	4
7.343% due 09/01/2034 •	18	18
7.500% due 10/01/2037	54	57
Fannie Mae, TBA 3.000% due 06/01/2040	146,300	126,807
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	270	249
0.000% due 06/15/2042 •	50	24
0.000% due 11/15/2048 •(a)	16,303	780
0.487% due 12/15/2040 •(a)	943	52
0.567% due 05/15/2041 •	597	498
2.229% due 06/15/2040 •(a)	5,596	448
3.000% due 01/01/2043 - 04/01/2043	3	2
3.500% due 12/15/2028 (a)	85	1
3.500% due 10/01/2033 - 03/01/2042	56	55
4.000% due 09/01/2033 - 06/01/2049	5,958	5,664
4.500% due 02/01/2034 - 11/01/2044	2,743	2,687
5.000% due 05/15/2033 - 07/15/2041	292	293
5.250% due 04/15/2033	17	17
5.500% due 08/01/2025 - 10/01/2037	562	567
6.000% due 12/01/2034 - 08/01/2037	75	76
6.500% due 01/01/2037 - 07/01/2037	12	12
7.384% due 12/01/2031 •	23	24
7.389% due 05/15/2033 •	19	21
7.480% due 07/01/2036 •	2	2
Ginnie Mae
2.000% due 08/20/2030	489	467
3.000% due 08/20/2026 - 07/15/2029	6,733	6,644
3.500% due 12/20/2040 - 03/20/2047	7,324	6,775
4.000% due 09/20/2040 - 06/15/2047	11,579	10,998
4.500% due 08/20/2038 - 02/20/2047	1,285	1,246
4.750% due 01/20/2035	52	52
5.000% due 03/20/2034 - 04/20/2040	256	254
5.500% due 04/16/2034 - 11/20/2038	26	25
6.000% due 08/20/2038 - 02/20/2039	49	49
6.500% due 12/20/2038	12	12
Ginnie Mae, TBA
2.500% due 05/01/2055	95,000	81,027
3.000% due 04/01/2055 - 05/01/2055	132,000	116,912
3.500% due 04/01/2055	102,800	94,071
Tennessee Valley Authority 5.250% due 02/01/2055	10,000	9,945
Tennessee Valley Authority STRIPS 0.000% due 06/15/2038 (e)	2,500	1,319
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 07/01/2049	32,879	30,352
4.000% due 10/01/2025 - 09/01/2052	79,211	74,102
4.500% due 06/01/2039 - 10/01/2053	236,233	226,390
5.000% due 09/01/2052 - 10/01/2053	336,594	331,017
5.500% due 07/01/2053 - 02/01/2055	482,700	482,598
6.000% due 11/01/2053 - 11/01/2054	655,557	666,275
6.500% due 10/01/2053 - 02/01/2055	197,987	204,512
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2055 - 05/01/2055	219,766	190,454
4.000% due 05/01/2055	185,000	172,128

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

4.500% due 04/01/2055 - 06/01/2055	102,300	97,775
5.000% due 05/01/2055	133,800	131,031

Total U.S. Government Agencies (Cost $3,057,866)		3,081,305

U.S. TREASURY OBLIGATIONS 13.9%
U.S. Treasury Bonds
2.375% due 02/15/2042 (n)(p)	150,000	111,384
3.125% due 08/15/2044	206,100	166,297
3.875% due 02/15/2043 (l)(n)	318,300	291,437
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025	4,304	4,308
0.125% due 10/15/2025 (n)	7,589	7,596
0.375% due 07/15/2025 (n)	34,822	34,883
1.750% due 01/15/2034 (n)	156,224	156,012

Total U.S. Treasury Obligations (Cost $736,131)		771,917

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
AG Trust 6.335% due 07/15/2041 •	3,279	3,286
Ajax Mortgage Loan Trust 1.698% due 05/25/2059 þ	783	731
American Home Mortgage Investment Trust 4.795% due 12/25/2046 •	2,793	2,338
BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «•	12,600	9,584
3.110% due 04/25/2050 «	29,945	28,598
3.110% due 08/25/2052 «	10,000	8,640
Banc of America Funding Trust 4.740% due 08/27/2036 ~	5,711	5,459
BANK5
5.769% due 06/15/2057	2,200	2,276
5.788% due 06/15/2057	4,300	4,447
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	986
BCAP LLC Trust 4.735% due 05/25/2047 •	1,390	1,270
BDS Ltd. 5.582% due 10/21/2042 •	3,200	3,195
Bear Stearns ALT-A Trust 5.075% due 04/25/2034 •	6	6
Benchmark Mortgage Trust 6.841% due 11/15/2056 •	6,700	7,110
BMO Mortgage Trust
5.462% due 02/15/2057	2,000	2,034
5.625% due 12/15/2057 ~	3,400	3,502
5.857% due 02/15/2057	2,000	2,066
BWAY Mortgage Trust 5.684% due 09/15/2036 •	5,000	4,783
BX Trust
5.163% due 10/15/2036 •	1,485	1,473
5.332% due 02/15/2039 •	4,852	4,841
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •	3,684	3,322
3.250% due 09/25/2063 ~	2,699	2,424
5.640% due 06/25/2055 ~	4,612	4,635
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,456	1,481
ChaseFlex Trust 6.500% due 02/25/2037	3,818	1,336
CIM Trust 5.500% due 08/25/2064 ~	10,999	11,042
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	8,100	8,037
Citigroup Mortgage Loan Trust
4.755% due 09/25/2036 •	375	353
5.235% due 08/25/2035 •	133	129
5.500% due 08/25/2034	921	919
COLT Mortgage Loan Trust 6.467% due 08/25/2067 þ	1,471	1,485
Commercial Mortgage Trust
3.140% due 10/10/2036	2,340	2,051
5.734% due 12/15/2038 •	5,261	5,208
Countrywide Alternative Loan Trust
4.685% due 06/25/2037 •	472	393
4.795% due 05/25/2047 ~	130	120
5.074% due 12/20/2035 ~	2,719	2,549
5.500% due 07/25/2035	971	688
5.500% due 08/25/2035	262	224
5.500% due 12/25/2035	632	439
5.500% due 02/25/2036	1,212	971
5.750% due 05/25/2036	356	136
6.000% due 04/25/2037	2,566	2,164
6.250% due 08/25/2036	303	163

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
4.669% due 11/25/2037 •	1,911	1,801
4.779% due 02/20/2036 •	413	363
4.974% due 03/20/2036 •	433	404
4.975% due 03/25/2035 ~	47	43
Countrywide Home Loan Reperforming REMIC Trust 4.775% due 01/25/2036 ~	791	745
Credit Suisse First Boston Mortgage Securities Corp.
5.516% due 11/25/2034 ~	15	14
5.610% due 11/25/2031 ~	24	14
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.689% due 02/25/2061 ~	1,489	1,484
4.102% due 12/27/2060 ~	1,812	1,808
4.193% due 07/27/2061 •	2,642	2,634
5.500% due 03/25/2037	677	309
5.834% due 07/15/2038 •	1,000	904
6.000% due 07/25/2037	317	271
6.421% due 10/25/2037 •	2,761	1,623
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.915% due 01/25/2047 ~	3,380	2,971
5.431% due 02/25/2036 •	109	99
5.665% due 02/25/2036 •	1,013	918
EQUS Mortgage Trust 5.339% due 10/15/2038 ~	4,700	4,673
Great Hall Mortgages PLC 4.698% due 06/18/2039 •	17	17
GS Mortgage Securities Corp. Trust 5.566% due 07/15/2035 •	1,298	1,013
GSMPS Mortgage Loan Trust 4.785% due 01/25/2036 ~	1,660	1,340
GSR Mortgage Loan Trust
4.632% due 11/25/2035 •	5	5
4.739% due 01/25/2036 ~	803	742
6.000% due 03/25/2036	4,038	1,356
6.500% due 05/25/2036	547	206
7.333% due 09/25/2034 •	90	91
HarborView Mortgage Loan Trust
4.811% due 01/19/2038 •	2,519	2,255
4.841% due 12/19/2036 •	2,031	1,598
4.971% due 03/19/2035 •	737	744
IndyMac INDX Mortgage Loan Trust 4.036% due 09/25/2036 ~	1,391	895
JP Morgan Alternative Loan Trust 5.716% due 12/25/2035 ~	418	296
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,210	2,006
2.812% due 01/16/2037	100	90
3.648% due 12/15/2049 •	3,700	3,625
4.916% due 04/15/2037 •	1,953	1,915
5.511% due 07/05/2033 •	1,777	1,746
7.235% due 10/05/2040	2,000	2,115
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	4,869	4,721
5.373% due 02/25/2036 ~	610	436
5.590% due 07/25/2035 •	10	10
6.000% due 08/25/2037	768	340
6.500% due 01/25/2036	4,906	2,500
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	8,805
Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ	1,030	1,028
5.250% due 07/25/2067 þ	1,679	1,676
5.892% due 10/25/2066 þ	1,356	1,356
Lehman XS Trust
4.795% due 12/25/2036 ~	1,949	1,885
4.815% due 11/25/2046 ~	2,381	2,094
5.635% due 11/25/2035 ~	4	4
Lux Trust 7.010% due 08/15/2040 •	3,200	3,236
MASTR Adjustable Rate Mortgages Trust
3.515% due 04/25/2034 •	142	124
6.600% (US0012M + 1.750%) due 12/25/2035 ~	2,761	2,686
Merrill Lynch Mortgage Investors Trust
4.995% due 07/25/2029 •	29	29
5.674% due 05/25/2029 •	7	7
MFA Trust
1.014% due 01/26/2065 •	1,201	1,130
1.324% due 01/26/2065 •	327	309
1.381% due 04/25/2065 •	1,771	1,703
1.632% due 01/26/2065 •	629	595
1.638% due 04/25/2065 ~	732	702
6.775% due 10/25/2058 þ	1,036	1,050
MHC Trust 5.234% due 04/15/2038 •	1,790	1,786
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,575	1,531

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

2.750% due 08/25/2059 ~	487	469
MKT Mortgage Trust 2.694% due 02/12/2040	5,000	4,361
Morgan Stanley Capital Trust 3.912% due 09/09/2032	2,100	1,889
Morgan Stanley Mortgage Loan Trust 6.283% due 06/25/2036 ~	1,984	1,944
Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037	3,260	2,825
5.534% due 08/15/2038 •	900	864
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	6,477	6,553
New York Mortgage Trust 4.670% due 08/25/2061 þ	2,700	2,686
NLT Trust 3.200% due 10/25/2062 ~	2,843	2,578
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.935% due 06/25/2037 •	4,761	3,945
Nomura Resecuritization Trust 6.500% due 10/26/2037	1,780	742
OBX Trust
6.120% due 11/25/2062 •	4,508	4,514
6.129% due 12/25/2063 þ	5,504	5,545
6.567% due 06/25/2063 þ	2,673	2,704
7.159% due 10/25/2063 þ	2,741	2,796
One New York Plaza Trust 5.384% due 01/15/2036 •	6,100	5,851
OPEN Trust 7.408% due 11/15/2040 •	3,402	3,421
PRPM LLC 6.959% due 02/25/2029 þ	2,282	2,288
RBSGC Mortgage Pass-Through Loan Trust 4.815% due 12/25/2034 ~	1,118	1,016
RCKT Mortgage Trust 5.582% due 12/25/2044 þ	3,389	3,402
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,122	910
6.000% due 12/25/2036	895	740
6.500% due 07/25/2037	1,870	1,530
Residential Asset Securitization Trust
4.985% due 08/25/2033 ~	18	16
5.500% due 08/25/2034	1,157	1,111
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036	390	331
Sequoia Mortgage Trust
5.134% due 07/20/2033 •	9	9
5.190% due 02/20/2035 •	247	235
SMRT Commercial Mortgage Trust 5.320% due 01/15/2039 ~	2,350	2,334
Starwood Mortgage Residential Trust
0.943% due 05/25/2065 •	674	628
1.439% due 11/25/2055 •	351	331
1.593% due 11/25/2055 •	453	427
Thornburg Mortgage Securities Trust
5.777% due 10/25/2046 •	673	639
5.989% due 06/25/2037 •	153	130
Towd Point Mortgage Trust
3.250% due 07/25/2058 ~	2,299	2,266
4.492% due 10/25/2064 •	4,700	4,725
Verus Securitization Trust
1.824% due 11/25/2066 •	2,384	2,171
6.443% due 08/25/2068 þ	3,334	3,365
6.665% due 09/25/2068 þ	5,057	5,110
6.876% due 11/25/2068 •	2,387	2,423
WaMu Mortgage Pass-Through Certificates Trust
3.846% due 01/25/2037 •	2,126	1,853
4.485% due 07/25/2037 •	1,821	1,667
6.135% due 10/25/2046 •	904	844
Washington Mutual Mortgage Pass-Through Certificates Trust
4.108% due 10/25/2036 þ	7,107	2,430
4.955% due 12/25/2035 •	5,749	5,049
5.605% due 05/25/2046 •	334	291
Wells Fargo Mortgage-Backed Securities Trust
6.549% due 12/28/2037 ~	1,166	1,055
7.021% due 08/25/2036 ~	228	207
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	6,153

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

WSTN Trust 6.297% due 07/05/2037 •		3,500	3,563

Total Non-Agency Mortgage-Backed Securities (Cost $361,571)			342,706

ASSET-BACKED SECURITIES 12.6%
AUTOMOBILE ABS OTHER 0.2%
Chesapeake Funding LLC 5.119% due 05/15/2036 •		3,736	3,742
GLS Auto Receivables Issuer Trust 5.770% due 11/15/2028		3,000	3,038
Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		1,700	1,732
6.400% due 03/17/2031		1,700	1,764

			10,276

AUTOMOBILE SEQUENTIAL 0.6%
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		5,000	5,068
6.020% due 02/20/2030		7,500	7,841
Carvana Auto Receivables Trust
5.900% due 08/10/2027		1,994	2,001
6.360% due 04/12/2027		179	179
FIRST HELP FINANCIAL LLC 6.570% due 06/15/2028		347	351
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	3,200	2,267
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036		$3,600	3,761
LAD Auto Receivables Trust 6.240% due 06/15/2028		5,000	5,085
Octane Receivables Trust
1.210% due 09/20/2028		164	163
6.440% due 03/20/2029		936	945
Research-Driven Pagaya Motor Asset Trust 7.090% due 06/25/2032		345	348
SCCU Auto Receivables Trust
5.700% due 10/16/2028		1,300	1,317
5.700% due 08/15/2029		600	616
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		3,068	3,088
United Auto Credit Securitization Trust 6.170% due 08/10/2026		79	79

			33,109

CMBS OTHER 1.0%
ACREC Ltd. 5.581% due 10/16/2036 •		835	834
BSPRT Issuer Ltd.
5.754% due 12/15/2038 •		1,639	1,643
6.615% due 07/15/2039 •		1,837	1,842
BXMT Ltd. 6.334% due 11/15/2037 •		2,657	2,644
KREF Ltd. 5.767% due 02/17/2039 •		1,249	1,247
LCCM Trust 5.884% due 11/15/2038 •		724	730
LoanCore Issuer Ltd. 5.734% due 11/15/2038 ~		1,519	1,521
MF1 LLC
5.632% due 02/18/2040 •		4,400	4,389
6.054% due 03/19/2039 •		2,500	2,505
MF1 Ltd.
5.667% due 02/19/2037 •		9,670	9,670
6.134% due 12/15/2035 •		1,690	1,691
PFP Ltd. 6.154% due 09/17/2039 ~		5,951	5,983
Ready Capital Mortgage Financing LLC 6.872% due 10/25/2039 •		3,130	3,151
Starwood Commercial Mortgage Trust 5.631% due 04/18/2038 ~		6,422	6,375
TPG Real Estate Finance Issuer Ltd.
5.634% due 03/15/2038 •		3,681	3,677
5.969% due 02/15/2039 •		4,827	4,813

			52,715

HOME EQUITY OTHER 2.8%
ABFC Trust
4.715% due 10/25/2036 •		1,006	926
4.915% due 09/25/2036 •		3,819	3,766

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust 4.935% due 10/25/2036 •	4,274	1,617
Aegis Asset-Backed Securities Trust 5.155% due 08/25/2035 •	64	63
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.166% due 06/25/2033 •	3,495	3,283
Argent Securities Trust 4.815% due 03/25/2036 •	3,130	2,858
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.895% due 01/25/2036 •	4,477	4,240
Asset-Backed Securities Corp. Home Equity Loan Trust
5.140% due 11/25/2035 ~	1,300	1,303
5.245% due 06/25/2034 •	2,115	2,133
5.260% due 04/25/2034 ~	613	629
7.659% due 08/15/2032 ~	258	246
Bear Stearns Asset-Backed Securities Trust
4.895% due 11/25/2036 •	3,200	3,093
5.335% due 03/25/2034 •	1,740	1,796
5.410% due 12/25/2034 •	1,442	1,464
5.560% due 03/25/2035 •	153	152
Carrington Mortgage Loan Trust
4.595% due 10/25/2036 •	2,230	1,718
4.695% due 02/25/2037 •	3,567	3,398
5.485% due 05/25/2035 •	3,189	3,085
CIT Mortgage Loan Trust 6.685% due 10/25/2037 •	3,795	3,847
Citigroup Mortgage Loan Trust
4.695% due 03/25/2037 ~	198	177
4.755% due 09/25/2036 •	1,039	790
5.110% due 10/25/2035 •	272	267
Countrywide Asset-Backed Certificates Trust
4.635% due 06/25/2047 ~	6,789	5,985
4.715% due 06/25/2035 ~	2,527	2,292
4.715% due 05/25/2037 •	2,350	2,226
4.875% due 09/25/2037 •	1,295	1,341
4.895% due 04/25/2047 ~	6,190	5,537
EMC Mortgage Loan Trust 5.535% due 08/25/2040 ~	939	944
Fremont Home Loan Trust
5.305% due 11/25/2034 •	4,968	4,458
5.485% due 11/25/2034 •	323	303
GSAA Home Equity Trust 4.875% due 03/25/2047 •	2,709	928
GSAMP Trust 5.215% due 07/25/2045 ~	968	965
IndyMac Residential Asset Backed Trust
4.625% due 07/25/2037 ~	7,471	2,991
4.675% due 11/25/2036 ~	6,129	4,960
JP Morgan Mortgage Acquisition Corp.
4.407% due 07/25/2036 ~	1,510	1,433
5.005% due 07/25/2036 ~	1,100	1,081
5.020% due 05/25/2035 ~	1,051	1,041
Long Beach Mortgage Loan Trust
5.485% due 06/25/2035 •	3,406	3,331
5.585% due 09/25/2034 •	705	709
Merrill Lynch Mortgage Investors Trust 4.113% due 02/25/2037 þ	11,917	1,375
Morgan Stanley ABS Capital, Inc. Trust
4.505% due 10/25/2036 •	68	30
4.565% due 01/25/2037 ~	1,632	743
4.575% due 05/25/2037 ~	100	90
4.585% due 10/25/2036 ~	270	141
4.655% due 11/25/2036 ~	2,664	1,276
4.935% due 07/25/2036 •	1,417	519
4.935% due 08/25/2036 •	12,570	6,271
5.095% due 11/25/2035 •	4,171	4,056
5.215% due 01/25/2035 •	71	72
5.350% due 07/25/2034 •	572	589
5.685% due 07/25/2037 ~	6,420	5,673
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	2,643	870
New Century Home Equity Loan Trust 5.320% due 08/25/2034 ~	585	615
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.200% due 05/25/2035 •	793	788
Option One Mortgage Loan Trust
4.615% due 04/25/2037 ~	2,101	1,020
4.715% due 07/25/2036 •	1,864	1,068
RCKT Mortgage Trust
6.025% due 02/25/2044 ~	759	764
6.147% due 06/25/2044 þ	3,865	3,902
Renaissance Home Equity Loan Trust
5.195% due 11/25/2035 •	755	682
5.586% due 11/25/2036 þ	662	218
5.608% due 05/25/2036 þ	13,820	6,148
5.812% due 11/25/2036 þ	12,195	4,187

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.893% due 06/25/2037 þ	2,722	709
6.115% due 08/25/2036 þ	8,664	3,331
6.120% due 11/25/2036 þ	1,166	422
Residential Asset Mortgage Products Trust 4.945% due 03/25/2036 •	1,017	998
Residential Asset Securities Corp. Trust 4.655% due 02/25/2037 ~	3,691	3,594
Saxon Asset Securities Trust
1.783% due 05/25/2035 ~	595	476
2.101% due 03/25/2035 •	183	165
6.160% due 12/26/2034 •	1,773	1,409
6.185% due 12/25/2037 •	439	418
Securitized Asset-Backed Receivables LLC Trust 5.215% due 02/25/2034 •	1,772	1,815
Soundview Home Loan Trust 4.685% due 07/25/2037 •	3,191	2,572
Structured Asset Investment Loan Trust
4.780% due 07/25/2036 •	4,425	2,550
5.065% due 11/25/2035 ~	1,554	1,521
5.140% due 03/25/2034 •	1,481	1,522
5.935% due 11/25/2034 ~	2,213	2,392
Structured Asset Securities Corp. Mortgage Loan Trust
5.305% due 07/25/2035 ~	269	302
5.470% due 07/25/2035 ~	2,915	2,963
Towd Point Mortgage Trust 6.125% due 02/25/2064 •	754	759
WaMu Asset-Backed Certificates WaMu Trust 4.660% due 05/25/2037 •	1,681	1,570
Wells Fargo Home Equity Asset-Backed Securities Trust
5.185% due 12/25/2035 •	1,867	1,859
6.985% due 04/25/2035 ~	131	133
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.035% due 04/25/2034 ~	54	53

		154,006

HOME EQUITY SEQUENTIAL 0.0%
ABFC Trust 4.755% due 01/25/2037 •	1,709	949

WHOLE LOAN COLLATERAL 0.6%
Citigroup Mortgage Loan Trust
5.335% due 01/25/2036 •	1,780	1,760
6.664% due 05/25/2036 þ	3,999	1,456
First Franklin Mortgage Loan Trust
4.655% due 12/25/2037 •	1,942	1,865
4.755% due 10/25/2036 ~	2,979	1,959
5.035% due 11/25/2035 •	177	173
5.260% due 05/25/2034 •	1,108	1,094
5.620% due 12/25/2034 ~	1,475	1,479
5.860% due 10/25/2034 •	736	740
GSAMP Trust
5.185% due 01/25/2034 ~	730	730
6.310% due 08/25/2034 •	4,885	4,328
Lehman XS Trust
4.873% due 06/25/2036 þ	1,486	1,442
6.260% due 11/25/2035 þ	2,957	1,304
PRET LLC
4.744% due 07/25/2051 þ	868	865
4.868% due 07/25/2051 þ	2,587	2,585
5.487% due 10/25/2051 ~	832	832
PRPM LLC 6.720% due 02/25/2027 þ	3,125	3,129
Residential Asset Mortgage Products Trust 4.889% due 03/25/2032 •	794	688
Securitized Asset-Backed Receivables LLC Trust 5.015% due 12/25/2035 •	1,259	1,230
Specialty Underwriting & Residential Finance Trust 4.735% due 09/25/2037 •	5,668	3,875

		31,534

OTHER ABS 7.4%
522 Funding CLO Ltd. 5.595% due 10/20/2031 •	1,854	1,854
AASET Trust
2.798% due 01/15/2047	2,070	1,907
3.844% due 01/16/2038	422	384
ACHV ABS Trust 5.900% due 04/25/2031	164	165
AGL CLO Ltd. 5.755% due 07/20/2034 •	4,500	4,500
ALESCO Preferred Funding Ltd.
4.894% due 12/23/2036 •	96	95
5.314% due 09/23/2038 •	2,090	1,996

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Anchorage Capital CLO Ltd.
5.393% due 01/20/2035 •	2,000	1,996
5.993% due 04/20/2037 •	9,100	9,125
Anchorage Credit Funding Ltd.
2.723% due 04/27/2039	2,000	1,854
2.871% due 01/28/2039	2,400	2,259
2.875% due 07/27/2039	2,000	1,856
3.000% due 01/21/2040	2,000	1,869
3.177% due 10/25/2038	2,000	1,924
3.619% due 04/25/2038	1,000	974
3.793% due 10/25/2037	1,000	984
3.900% due 07/28/2037	8,867	8,767
4.430% due 07/25/2037	3,251	3,187
4.620% due 04/25/2037	1,859	1,861
Apex Credit CLO Ltd. 6.093% due 04/20/2036 •	4,900	4,942
Apidos CLO 5.669% due 07/16/2031 •	1,592	1,593
APL Finance DAC 7.000% due 07/21/2031	3,926	3,961
Ares CLO Ltd.
5.450% due 10/28/2034 •	4,200	4,187
5.623% due 04/17/2033 •	6,700	6,710
Ascent Education Funding Trust 6.140% due 10/25/2050	569	584
Atlantic Avenue Ltd. 5.576% due 01/20/2035 ~	5,800	5,792
Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •	2,900	2,900
5.738% due 10/24/2031 •	2,200	2,201
Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •	8,000	8,000
5.323% due 10/21/2034 •	6,550	6,518
5.354% due 07/24/2034 •	1,800	1,782
5.493% due 10/20/2034 ~	7,440	7,432
5.788% due 07/16/2034 ~	1,000	1,001
5.958% due 07/16/2034 •	1,500	1,502
Benefit Street Partners CLO Ltd. 5.643% due 04/20/2034 •	6,400	6,400
Birch Grove CLO Ltd. 5.893% due 07/17/2037 ~	8,300	8,306
BlueMountain CLO Ltd. 5.490% due 10/25/2030 ~	2,581	2,582
Canyon Capital CLO Ltd. 5.382% due 07/15/2034 ~	2,000	1,992
Capital Automotive LLC 5.750% due 09/15/2053	4,700	4,735
Capital Street Master Trust 5.699% due 10/16/2028 •	7,500	7,507
Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~	5,600	5,580
5.530% due 08/14/2030 •	75	75
Carlyle U.S. CLO Ltd. 5.452% due 10/15/2031 ~	1,784	1,784
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	253	245
CBAM Ltd. 5.584% due 04/17/2031 •	1,401	1,402
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039	2,300	2,183
Daimler Trucks Retail Trust 5.390% due 01/15/2030	2,500	2,508
Diameter Capital CLO Ltd. 5.912% due 04/15/2037 •	8,900	8,913
Diameter Credit Funding Ltd. 3.940% due 01/25/2038	900	880
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049	600	569
Diamond Issuer 2.305% due 11/20/2051	1,800	1,696
Dryden Senior Loan Fund
5.362% due 08/20/2034 •	6,200	6,199
5.443% due 10/19/2029 ~	2,744	2,745
ECMC Group Student Loan Trust 5.454% due 01/27/2070 ~	2,519	2,525
Elevation CLO Ltd.
5.430% due 07/25/2034 ~	3,500	3,479
5.600% due 01/25/2035 ~	1,300	1,299
Fortress Credit Bsl Ltd. 5.380% due 07/23/2032 •	3,512	3,508
Galaxy CLO Ltd. 5.534% due 10/15/2030 •	121	121
GoldenTree Loan Management U.S. CLO Ltd. 5.447% due 04/24/2031 •	4,501	4,500
GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	508

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.870% due 06/25/2059	2,700	2,738
5.880% due 06/25/2059	1,084	1,094
Greywolf CLO Ltd. 5.520% due 04/22/2033 •	4,100	4,101
Guggenheim CLO Ltd. 5.473% due 01/15/2035 •	3,300	3,300
Home Partners of America Trust 2.200% due 01/17/2041	1,698	1,554
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	1,955	1,878
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	1,480	1,442
KKR CLO Ltd.
5.514% due 07/15/2030 ~	1,713	1,714
5.725% due 07/20/2034 •	3,520	3,523
5.748% due 02/09/2035 ~	6,200	6,197
LCM Ltd.
5.393% due 07/20/2030 ~	481	481
5.400% due 10/15/2034 •	2,500	2,492
5.555% due 07/20/2030 •	829	829
Lunar Aircraft Ltd. 3.376% due 02/15/2045	1,347	1,302
Madison Park Funding Ltd.
5.324% due 10/15/2034 •	5,650	5,620
5.361% due 10/19/2034 •	4,300	4,284
Marble Point CLO Ltd. 5.493% due 01/20/2032 ~	431	431
METAL LLC 4.581% due 10/15/2042	2,364	1,607
Mountain View CLO Ltd. 5.461% due 10/15/2034 ~	5,000	4,971
Navient Private Education Loan Trust 5.884% due 07/16/2040 ~	587	591
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	664	625
1.330% due 04/15/2069	2,313	2,136
Navient Student Loan Trust 7.230% due 03/15/2072	1,600	1,688
Nelnet Student Loan Trust 6.640% due 02/20/2041	2,933	3,036
Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •	2,600	2,600
5.370% due 10/14/2036 •	2,610	2,610
Ocean Trails CLO
5.340% due 07/20/2034 •	5,200	5,177
5.602% due 10/15/2034 •	2,000	1,998
Octagon Investment Partners Ltd. 5.443% due 10/20/2030 •	1,611	1,611
OFSI BSL X Ltd. 5.563% due 04/20/2034 •	3,000	2,999
OneMain Financial Issuance Trust 5.840% due 09/15/2036	10,200	10,419
Oportun Issuance Trust
5.860% due 02/09/2032	758	760
6.334% due 04/08/2031	57	58
Pagaya AI Debt Grantor Trust
5.156% due 07/15/2032	1,000	1,002
5.628% due 07/15/2032	6,900	6,943
5.867% due 07/15/2032	6,900	6,940
Pagaya AI Debt Selection Trust
5.331% due 01/15/2032	660	663
6.093% due 11/15/2031	344	347
6.258% due 10/15/2031	1,199	1,208
6.319% due 08/15/2031	511	516
6.660% due 07/15/2031	187	189
7.600% due 12/16/2030	298	299
Palmer Square Loan Funding Ltd. 5.364% due 10/15/2029 •	875	874
Parallel Ltd. 5.426% due 07/15/2034 •	4,100	4,087
Pikes Peak CLO 5.513% due 10/11/2034 •	6,500	6,489
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	1,836	1,637
Reach ABS Trust
5.840% due 07/15/2031	1,500	1,519
5.880% due 07/15/2031	854	858
6.300% due 02/18/2031	217	218
Romark Credit Funding Ltd. 2.625% due 10/25/2039	1,000	931
Sandstone Peak Ltd. 5.582% due 10/15/2034 •	6,300	6,301
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	275	271
Saranac CLO Ltd. 5.699% due 08/13/2031 ~	3,193	3,194

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Silver Rock CLO Ltd. 5.348% due 01/20/2035 •		3,600	3,599
Slam Ltd. 5.335% due 09/15/2049		2,808	2,789
SLM Private Credit Student Loan Trust
4.831% due 12/15/2039 •		1,649	1,608
4.871% due 12/15/2038 •		237	233
SLM Private Education Loan Trust 9.184% due 10/15/2041 •		2,438	2,566
SLM Student Loan Trust
5.568% due 04/25/2049		152	152
5.718% due 07/25/2049		1,787	1,782
6.518% due 04/27/2025		631	632
SMB Private Education Loan Trust
5.285% due 09/15/2054 •		1,688	1,682
5.380% due 01/15/2053		502	509
5.699% due 10/16/2056 •		1,108	1,120
Sound Point CLO Ltd.
5.542% due 07/25/2030 •		829	829
5.734% due 07/15/2034 •		5,700	5,703
5.765% due 07/20/2032 •		12,438	12,445
Stonepeak ABS 2.301% due 02/28/2033		384	368
Symphony CLO Ltd. 5.490% due 01/23/2032 •		824	824
TCW CLO Ltd. 5.622% due 08/16/2034 •		5,600	5,594
Tralee CLO Ltd. 5.366% due 10/20/2034 •		2,800	2,800
Trinitas CLO Ltd.
5.370% due 01/25/2035 •		1,800	1,800
5.403% due 10/20/2033 •		2,900	2,897
5.670% due 04/25/2033 •		6,300	6,304
Venture CLO Ltd.
5.433% due 10/20/2034 •		2,000	1,994
5.545% due 07/20/2030 ~		1,679	1,678
5.575% due 09/07/2030 ~		4,095	4,097
5.605% due 07/20/2030 •		1,567	1,566
5.624% due 07/15/2031 ~		2,769	2,770
Verizon Master Trust 5.350% due 09/22/2031		7,000	7,209
Vertical Bridge Holdings LLC 3.706% due 02/15/2057		2,400	2,121
Voya CLO Ltd.
5.355% due 04/20/2034 •		2,700	2,700
5.564% due 10/15/2030 •		817	817
WAVE LLC 3.597% due 09/15/2044		2,698	2,516
Whitehorse Ltd. 5.814% due 10/15/2031 •		2,829	2,831
Wise CLO Ltd. 6.105% due 04/20/2038 •		5,000	5,000

			410,790

Total Asset-Backed Securities (Cost $715,611)			693,379

SOVEREIGN ISSUES 0.5%
Brazil Government International Bond 6.125% due 03/15/2034		8,500	8,284
Mexico Government International Bond
6.000% due 05/13/2030		1,600	1,634
6.875% due 05/13/2037		6,500	6,667
7.375% due 05/13/2055		4,200	4,301
Province of Quebec 4.450% due 09/01/2034	CAD	7,100	5,269

Total Sovereign Issues (Cost $25,969)			26,155

		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.4%
American AgCredit Corp. 5.250% due 06/15/2026 •(g)		4,000,000	3,855
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)		3,300,000	3,315
CoBank ACB
4.250% due 01/01/2027 •(g)		1,700,000	1,632
7.250% due 07/01/2029 •(g)		10,000,000	10,148

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)	4,250,000	4,235

		23,185

INDUSTRIALS 0.0%
SVB Financial Trust 0.000% due 11/07/2032 (e)	112,000	2

UTILITIES 0.1%
Energy Transfer LP 6.750% due 05/15/2025 •(g)	3,000,000	3,004

Total Preferred Securities (Cost $29,103)		26,191

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (k) 0.5%		28,700

U.S. TREASURY BILLS 0.0%
4.275% due 06/05/2025 (d)(e)	$576	572

Total Short-Term Instruments (Cost $29,272)		29,272

Total Investments in Securities (Cost $6,279,887)		6,300,457

	SHARES
INVESTMENTS IN AFFILIATES 5.3%
MUTUAL FUNDS 5.3%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (h)	639,726	59,917
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	250,000	25,155
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	1,532,673	75,223
PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	744,835	37,655
PIMCO Senior Loan Active Exchange-Traded Fund	1,889,781	95,217

Total Mutual Funds (Cost $291,913)		293,167

Total Investments in Affiliates (Cost $291,913)		293,167

Total Investments 118.8% (Cost $6,571,800)		$6,593,624
Financial Derivative Instruments (m)(o) 0.0%(Cost or Premiums, net $8,239)		1,402
Other Assets and Liabilities, net (18.8)%		(1,047,046)

Net Assets 100.0%		$5,547,980

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								When-issued security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Institutional Class Shares of each Fund.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deloitte LLP				0.000%	01/30/2032	10/30/2024	$1,200	$1,197	0.02%
Deloitte LLP				0.000	01/30/2035	10/30/2024	1,100	1,088	0.02
Deloitte LLP				0.000	01/30/2040	10/30/2024	900	882	0.02
Deloitte LLP				0.000	01/30/2045	10/30/2024	900	871	0.02
Deloitte LLP				0.000	01/30/2037	10/30/2024	500	493	0.01
Hardwood Funding LLC				0.000	06/07/2032	03/11/2025	1,500	1,510	0.03
Hardwood Funding LLC				0.000	06/07/2035	03/11/2025	700	704	0.01
Morgan Stanley				0.000	04/02/2032	02/11/2020	8,033	6,040	0.11
Oncor Electric				0.000	05/01/2029	01/21/2025	12,000	12,113	0.22

							$26,833	$24,898	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.410%	03/31/2025	04/01/2025	$26,100	U.S. Treasury Notes 2.750% due 04/30/2027		$(26,607)	$26,100	$26,103
JPS	4.500	03/31/2025	04/01/2025	2,600	U.S. Treasury Notes 0.750% due 03/31/2026		(2,653)	2,600	2,600

Total Repurchase Agreements							$(29,260)	$28,700	$28,703

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN				4.430%	03/17/2025	04/21/2025	$(9,113)	$(9,129)
DEU				4.460	03/25/2025	04/03/2025	(46,827)	(46,868)
JPS				4.250	03/21/2025	05/09/2025	(6,501)	(6,510)
				4.440	03/19/2025	04/02/2025	(1,464)	(1,466)
				4.440	03/21/2025	04/04/2025	(9,225)	(9,238)
				4.440	03/24/2025	04/07/2025	(14,062)	(14,076)
				4.480	03/27/2025	04/03/2025	(720)	(720)

Total Reverse Repurchase Agreements								$(88,007)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (10.2)%
Uniform Mortgage-Backed Security, TBA	6.000%	04/01/2055	$19,722	$(19,970)	$(20,034)
Uniform Mortgage-Backed Security, TBA	6.000	05/01/2055	444,178	(449,211)	(450,692)
Uniform Mortgage-Backed Security, TBA	6.500	05/01/2055	92,500	(95,145)	(95,299)

Total Short Sales (10.2)%	$(564,326)	$(566,025)

(l)	Securities with an aggregate market value of $88,722 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(34,031) at a weighted average interest rate of 4.490%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt June Futures	06/2025	304	$36,006	$(289)	$389	$0
U.S. Treasury 2-Year Note June Futures	06/2025	2,909	602,663	3,307	170	0
U.S. Treasury 5-Year Note June Futures	06/2025	6,392	691,335	4,590	524	0
U.S. Treasury 10-Year Note June Futures	06/2025	6,110	679,547	12,835	1,289	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	315	38,509	432	330	0

$20,875	$2,702	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	859	$(98,033)	$(164)	$0	$(329)

Total Futures Contracts	$20,711	$2,702	$(329)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.317%	$3,400	$335	$(138)	$197	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.393	1,500	15	(4)	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.471	5,300	57	(9)	48	0	(3)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.318	EUR	200	4	0	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.369	$2,000	20	2	22	0	(1)
Devon Energy Corp.	1.000	Quarterly	06/20/2027	'0.420	1,000	8	5	13	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.208	1,100	12	(6)	6	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.999	300	33	(7)	26	0	0
Valeo SA	1.000	Quarterly	06/20/2026	0.802	EUR	1,800	(11)	16	5	0	(1)
Valeo SA	1.000	Quarterly	06/20/2028	1.567	2,500	(125)	79	(46)	0	(6)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.317	$900	10	(2)	8	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368	5,600	68	(7)	61	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492	1,200	16	3	19	0	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		300	4	1	5	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.199		2,600	42	(6)	36	0	(1)

							$488	$(73)	$415	$0	$(14)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029		$93,500	$0	$1,389	$1,389	$0	$(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		93,500	0	1,322	1,322	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		120,700	0	1,704	1,704	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		133,500	2,110	(1,809)	301	0	(136)
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031		46,800	0	1,251	1,251	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		155,700	0	4,143	4,143	0	(249)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		20,500	(62)	(6)	(68)	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		10,400	(35)	(5)	(40)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		4,400	(17)	9	(8)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		4,400	(15)	83	68	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		10,100	(37)	162	125	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		10,100	(33)	253	220	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		10,100	(35)	238	203	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		4,400	(16)	101	85	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		10,100	(36)	285	249	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		10,000	(36)	266	230	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		4,400	(15)	113	98	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,400	(16)	94	78	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		4,400	(16)	114	98	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		4,400	(16)	111	95	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		4,400	(16)	98	82	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		10,100	(41)	228	187	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		4,400	(16)	81	65	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		4,400	(17)	128	111	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		4,400	(16)	123	107	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		5,000	(20)	192	172	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		4,400	(17)	167	150	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,200	(11)	119	108	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		10,100	(44)	497	453	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		4,400	(16)	231	215	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		4,400	(16)	225	209	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035		72,700	32	(1,494)	(1,462)	0	(234)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		39,000	6,328	(747)	5,581	0	(274)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	7,100	0	(27)	(27)	0	(16)

							$7,855	$9,639	$17,494	$0	$(1,655)

Total Swap Agreements							$8,343	$9,566	$17,909	$0	$(1,669)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

(n)						Securities with an aggregate market value of $63,004 and cash of $7,796 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2025	JPY	49,555		$329	$0	$(2)
	04/2025		$18,290	AUD	28,913	0	(224)
	04/2025		294	JPY	43,930	0	(1)
	04/2025		371	SGD	495	0	(2)
	05/2025	AUD	28,913		$18,294	224	0
	05/2025	SGD	495		371	2	0
	05/2025		$328	JPY	49,388	2	0
BOA	04/2025	IDR	6,513,832		$394	2	0
	04/2025	KRW	751,899		513	2	0
	04/2025	NOK	218		20	0	(1)
	04/2025		$394	IDR	6,513,832	0	(2)
	05/2025	IDR	6,252,227		$375	1	0
	05/2025		$393	INR	33,742	1	0
	06/2025	CNH	13,175		$1,816	1	(7)
	06/2025	KRW	66,462		46	1	0
	06/2025		$711	KRW	1,035,673	0	(6)
	08/2025	CNH	8,712		$1,218	8	0
	08/2025	TWD	580		18	0	0
BPS	04/2025	BRL	7,979		1,379	0	(20)
	04/2025	IDR	18,711,220		1,128	6	0
	04/2025	JPY	17,685		118	0	0
	04/2025	SGD	1,066		801	7	0
	04/2025	TWD	70,859		2,153	20	0
	04/2025		$1,400	BRL	7,979	0	(2)
	04/2025		308	IDR	5,047,132	0	(5)
	04/2025		3,594	INR	312,005	52	0
	04/2025		2,898	JPY	432,110	0	(17)
	04/2025		3,536	KRW	5,134,204	0	(50)
	04/2025		115	NOK	1,204	0	0
	04/2025		237	SGD	317	0	(1)
	04/2025		6,767	TWD	221,911	0	(84)
	04/2025	ZAR	26,017		$1,422	5	0
	05/2025	IDR	18,413,356		1,107	3	0
	05/2025	NOK	1,204		115	0	0
	05/2025	SGD	317		237	1	0
	05/2025		$91	IDR	1,509,049	0	0
	05/2025		3,534	INR	303,197	4	0
	05/2025		118	JPY	17,626	0	0
	06/2025	PLN	765		$198	1	0
	06/2025		$4,137	PLN	16,004	0	(15)
	07/2025	TWD	70,457		$2,165	31	0
	08/2025		124,053		3,806	38	0
BRC	04/2025	INR	6,964		80	0	(2)
	04/2025	NOK	2,016		181	0	(11)
	04/2025	TRY	4,411		110	0	(3)
	04/2025		$4,073	IDR	66,670,531	0	(74)
	04/2025		199	ILS	731	0	(2)
	04/2025		81	INR	6,956	0	0
	04/2025		7,888	TRY	304,640	0	(118)
	05/2025	INR	6,976		$81	0	0
	05/2025	NOK	1,033		98	0	0
	06/2025	TRY	73,812		1,759	0	(5)
	06/2025		$505	PLN	1,959	0	(1)
	06/2025		9,325	TRY	369,726	0	(461)
BSH	04/2025	AUD	29,866		$18,922	260	0
	04/2025	JPY	610,947		4,068	0	(5)
	05/2025		$4,068	JPY	608,889	5	0
	06/2025		2,793	PLN	10,771	0	(19)
CBK	04/2025	BRL	171,466		$29,898	0	(150)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

	04/2025	CHF	528		601	4	0
	04/2025	IDR	12,144,585		732	3	0
	04/2025	ILS	8,462		2,322	45	0
	04/2025	INR	69,706		815	0	0
	04/2025	TWD	826,716		25,297	400	0
	04/2025		$29,861	BRL	171,466	187	0
	04/2025		30,082	CAD	42,850	0	(304)
	04/2025		6,577	IDR	107,610,264	0	(124)
	04/2025		1,245	INR	106,778	2	0
	04/2025		198	KRW	289,635	0	(1)
	04/2025		9,591	TWD	315,186	0	(100)
	05/2025	CAD	42,788		$30,082	304	0
	05/2025	IDR	22,539,840		1,357	6	0
	05/2025		$91	IDR	1,505,295	0	0
	06/2025	CNH	8,026		$1,108	0	(3)
	06/2025	KRW	284,649		197	4	0
	06/2025		$1,126	KRW	1,620,372	0	(22)
	07/2025	TWD	91,859		$2,822	40	0
	07/2025		$29,898	BRL	174,826	147	0
	08/2025	TWD	265,770		$8,152	79	0
DUB	04/2025	CAD	35		24	0	0
	04/2025	CHF	9		10	0	0
	04/2025	EUR	578		606	0	(19)
	04/2025	ILS	10,462		2,869	54	0
	04/2025	JPY	188,000		1,278	25	0
	04/2025		$587	INR	50,526	2	0
	04/2025		189	SGD	254	0	(1)
	05/2025	IDR	2,744,552		$165	1	0
	05/2025	SGD	253		189	1	0
	06/2025	KRW	44,661,395		31,104	703	0
	06/2025		$404	KRW	586,310	0	(5)
FAR	04/2025	AUD	631		$398	3	0
	04/2025	BRL	172,177		29,985	0	(188)
	04/2025	CHF	17,278		19,384	0	(146)
	04/2025	ILS	8,969		2,470	58	0
	04/2025	JPY	437,097		2,903	0	(11)
	04/2025		$30,013	BRL	172,177	160	0
	04/2025		2,246	JPY	335,195	0	(12)
	04/2025		196	TWD	6,435	0	(3)
	04/2025		35	ZAR	644	0	0
	05/2025		2,903	JPY	435,624	11	0
	06/2025		5,125	PLN	19,805	0	(25)
GLM	04/2025	CAD	7,429		$5,175	13	0
	04/2025	KRW	1,144,711		780	3	0
	04/2025	TRY	2,163		54	0	(2)
	04/2025		$3,530	IDR	57,829,486	0	(62)
	04/2025		270	KRW	394,631	0	(2)
	04/2025	ZAR	14,142		$775	5	0
	05/2025	IDR	10,830,547		649	0	0
	06/2025		$780	KRW	1,140,553	0	(3)
	06/2025		4,450	PLN	17,184	0	(25)
	07/2025	TWD	46,408		$1,427	21	0
IND	04/2025		$17	CHF	15	0	0
	05/2025	CHF	15		$17	0	0
JPM	04/2025	IDR	3,282,499		199	2	0
	04/2025	ILS	10,307		2,830	57	0
	04/2025	JPY	164,084		1,090	0	(4)
	04/2025	TRY	4,170		104	0	(3)
	04/2025		$623	EUR	578	2	0
	04/2025		1,442	IDR	23,698,752	0	(20)
	04/2025		979	INR	84,528	8	0
	04/2025		2,413	JPY	359,719	0	(15)
	04/2025		198	KRW	289,508	0	(1)
	04/2025		4,166	TWD	136,796	0	(47)
	05/2025	EUR	578		$624	0	(2)
	05/2025	IDR	7,213,668		435	2	0
	05/2025		$690	JPY	103,834	4	0
	06/2025		4,996	PLN	19,361	0	(10)
	07/2025	TWD	70,955		$2,179	30	0
	08/2025		129,870		3,983	38	0
MBC	04/2025	CAD	855		596	2	0
	04/2025	CHF	887		1,002	0	(1)
	04/2025	GBP	425		537	0	(12)
	04/2025		$999	AUD	1,584	0	(10)
	04/2025		21,154	CHF	18,687	0	(31)
	04/2025		2,209	GBP	1,710	1	(1)
	04/2025		1,174	INR	101,835	16	0
	04/2025		4,308	TWD	141,526	0	(46)
	04/2025	ZAR	29,184		$1,597	7	0
	05/2025	CHF	18,620		21,154	31	0
	05/2025	GBP	436		564	1	0
	05/2025	IDR	4,345,170		261	1	0
	06/2025		$277	KRW	398,460	0	(6)
	07/2025	TWD	72,532		$2,226	28	0
	08/2025	CNH	10,134		1,413	5	0
	08/2025	TWD	68,140		2,083	13	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

MYI	04/2025	CAD	34,546	24,268	261	0
04/2025	$15,937	ZAR	291,337	0	(64)
05/2025	IDR	3,953,980	$238	1	0
06/2025	CNH	3,672	506	0	(2)
RYL	06/2025	181,582	25,190	68	0
SCX	04/2025	JPY	27,299	181	0	(1)
04/2025	$5,077	IDR	83,066,826	0	(95)
04/2025	198	KRW	289,200	0	(1)
04/2025	1,249	TWD	41,098	0	(11)
05/2025	IDR	1,696,641	$102	0	0
05/2025	$220	JPY	33,063	1	0
06/2025	CNH	2,924	$402	0	(2)
08/2025	TWD	40,757	1,249	11	0
UAG	04/2025	IDR	263,253	16	0	0
04/2025	$63	IDR	1,037,792	0	(1)
04/2025	2,215	JPY	329,570	0	(18)
05/2025	16	IDR	263,623	0	0

Total Forward Foreign Currency Contracts	$3,548	$(2,752)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	06/18/2025	20,400	$(18)	$(19)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	20,400	(23)	(23)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	22,100	(23)	(23)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	22,100	(26)	(27)

Total Written Options	$(90)	$(92)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	1.326%	$1,700	$(14)	$8	$0	$(6)

Total Swap Agreements	$(14)	$8	$0	$(6)

(p)

Securities with an aggregate market value of $1,321 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,377	$4,351	$10,728
Corporate Bonds & Notes
Banking & Finance	0	854,250	6,745	860,995
Industrials	0	284,413	0	284,413
Utilities	0	113,488	12,113	125,601
Municipal Bonds & Notes
California	0	14,796	0	14,796
Illinois	0	5,798	0	5,798
Indiana	0	7,968	0	7,968
Minnesota	0	11,499	0	11,499
New York	0	513	0	513

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Texas	0	3,362	0	3,362
West Virginia	0	3,859	0	3,859
U.S. Government Agencies	0	3,081,305	0	3,081,305
U.S. Treasury Obligations	0	771,917	0	771,917
Non-Agency Mortgage-Backed Securities	0	295,884	46,822	342,706
Asset-Backed Securities
Automobile ABS Other	0	10,276	0	10,276
Automobile Sequential	0	33,109	0	33,109
CMBS Other	0	52,715	0	52,715
Home Equity Other	0	154,006	0	154,006
Home Equity Sequential	0	949	0	949
Whole Loan Collateral	0	31,534	0	31,534
Other ABS	0	410,790	0	410,790
Sovereign Issues	0	26,155	0	26,155
Preferred Securities
Banking & Finance	0	23,185	0	23,185
Industrials	0	2	0	2
Utilities	0	3,004	0	3,004
Short-Term Instruments
Repurchase Agreements	0	28,700	0	28,700
U.S. Treasury Bills	0	572	0	572

$0	$6,230,426	$70,031	$6,300,457
Investments in Affiliates, at Value
Mutual Funds	293,167	0	0	293,167

Total Investments	$293,167	$6,230,426	$70,031	$6,593,624

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(566,025)	$0	$(566,025)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	389	2,313	0	2,702
Over the counter	0	3,548	0	3,548

$389	$5,861	$0	$6,250
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,998)	0	(1,998)
Over the counter	0	(2,850)	0	(2,850)

$0	$(4,848)	$0	$(4,848)

Total Financial Derivative Instruments	$389	$1,013	$0	$1,402

Totals	$293,556	$5,665,414	$70,031	$6,029,001

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$13,417	$0	$(9,199)	$3	$19	$111	$0	$0	$4,351	$56
Corporate Bonds & Notes
Banking & Finance	268	6,800	0	0	0	(48)	0	(275)	6,745	(48)
Utilities	0	12,000	0	0	0	113	0	0	12,113	113
Non-Agency Mortgage-Backed Securities	9,958	37,140	(116)	101	7	388	0	(656)	46,822	351
Asset-Backed Securities
Whole Loan Collateral	185	0	(22)	2	1	7	0	(173)	0	0

Totals	$23,828	$55,940	$(9,337)	$106	$27	$571	$0	$(1,104)	$70,031	$472

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$4,351	Indicative Market Quotation	Broker Quote	94.338	—
Corporate Bonds & Notes
Banking & Finance	4,531	Discounted Cash Flow	Discount Rate	5.719 - 6.833	6.195

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

	2,214	Proxy Pricing	Base Price	100.000	—
Utilities	12,113	Discounted Cash Flow	Discount Rate	5.210	—
Non-Agency Mortgage-Backed Securities	9,584	Discounted Cash Flow	Discount Rate	6.660 - 8.930	7.213
	37,238	Other Valuation Techniques(2)	-	-	—

Total	$70,031

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2026	$5,342	$5,305
0.125% due 07/15/2026	5,383	5,359
0.125% due 10/15/2026	5,028	4,989
0.125% due 04/15/2027	515	506
0.125% due 01/15/2030	5,578	5,250
0.125% due 07/15/2030	964	903
0.125% due 01/15/2031	4,090	3,779
0.125% due 07/15/2031	5,939	5,456
0.125% due 01/15/2032	6,134	5,554
0.250% due 07/15/2029	862	826
0.375% due 01/15/2027	1,037	1,027
0.375% due 07/15/2027	775	766
0.500% due 01/15/2028	1,022	1,004
0.625% due 01/15/2026	55	55
0.625% due 07/15/2032	1,108	1,035
0.625% due 02/15/2043	6	4
0.750% due 07/15/2028	836	827
0.750% due 02/15/2045	4,779	3,630
0.875% due 01/15/2029	5,186	5,106
0.875% due 02/15/2047	4,351	3,297
1.000% due 02/15/2046	4,385	3,462
1.000% due 02/15/2048	4,369	3,361
1.125% due 01/15/2033	5,654	5,419
1.250% due 04/15/2028	573	573
1.375% due 07/15/2033	5,362	5,232
1.375% due 02/15/2044	4,451	3,878
1.500% due 02/15/2053	33	28
1.625% due 10/15/2027	657	668
1.625% due 10/15/2029	5,169	5,244
1.750% due 01/15/2034	5,655	5,647
1.875% due 07/15/2034	5,711	5,766
2.000% due 01/15/2026	5	5
2.125% due 04/15/2029	5,044	5,194
2.125% due 01/15/2035	428	439
2.125% due 02/15/2041	151	152
2.125% due 02/15/2054	37	36
2.375% due 10/15/2028	4,891	5,097
2.500% due 01/15/2029	3,436	3,592
3.375% due 04/15/2032	29	32
3.625% due 04/15/2028	114	122
3.875% due 04/15/2029	367	404

Total U.S. Treasury Obligations (Cost $109,827)		109,029

Total Investments in Securities (Cost $109,827)		109,029

Total Investments 99.5% (Cost $109,827)		$109,029
Other Assets and Liabilities, net 0.5%		546

Net Assets 100.0%		$109,575

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$109,029	$0	$109,029

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.2% ¤
CORPORATE BONDS & NOTES 38.2%
BANKING & FINANCE 26.4%
ABN AMRO Bank NV
5.360% due 12/03/2028 ~		$3,000	$3,005
5.360% due 12/03/2028 •		700	701
American Tower Corp. 1.300% due 09/15/2025		1,300	1,281
Athene Global Funding
5.106% due 07/16/2026 •		2,000	2,001
5.388% due 08/27/2026 ~		2,300	2,309
Aviation Capital Group LLC 4.875% due 10/01/2025		2,553	2,553
Banco Santander SA 5.473% due 07/15/2028 •		2,000	2,011
Bank of Nova Scotia
4.905% due 03/02/2026 •		1,545	1,548
5.190% due 10/27/2025 ~	AUD	2,900	1,818
Bank of Queensland Ltd. 5.249% due 05/14/2025 ~		4,000	2,502
Barclays PLC
2.852% due 05/07/2026 •		$1,700	1,696
4.375% due 01/12/2026		800	799
BNP Paribas SA
1.323% due 01/13/2027 •		600	584
2.219% due 06/09/2026 •		300	299
BPCE SA
5.202% due 09/29/2025	AUD	2,100	1,316
5.717% due 06/05/2025 ~		1,500	939
Citigroup, Inc.
1.122% due 01/28/2027 ~		$2,500	2,428
5.809% (US0003M + 1.250%) due 07/01/2026 ~		2,700	2,704
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,500	1,435
4.978% due 08/28/2026 ~		1,300	1,305
Corebridge Financial, Inc. 3.500% due 04/04/2025		3,000	3,000
Crown Castle, Inc. 4.450% due 02/15/2026		500	499
DBS Group Holdings Ltd.
4.976% due 03/21/2028 ~		1,400	1,403
4.983% due 09/12/2025 ~		1,000	1,001
Deutsche Bank AG
2.129% due 11/24/2026 •		1,200	1,179
6.119% due 07/14/2026 •		2,900	2,910
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,000	1,976
7.308% due 03/06/2026 ~		800	812
General Motors Financial Co., Inc. 5.650% due 04/07/2025 •		800	800
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		4,000	3,828
5.148% due 12/09/2026 •		500	501
HSBC Holdings PLC
4.292% due 09/12/2026 •		3,000	2,994
5.887% due 08/14/2027 •		2,000	2,032
5.929% due 08/14/2027 •		500	507
7.336% due 11/03/2026 ~		1,000	1,015
ING Bank Australia Ltd. 5.090% due 12/08/2025 ~	AUD	1,200	753
ING Groep NV
1.400% due 07/01/2026 •		$1,000	992
5.374% due 04/01/2027 •		500	502
Jackson National Life Global Funding 4.900% due 01/13/2027		600	603
John Deere Capital Corp. 4.930% due 03/03/2026 •		45	45
Metropolitan Life Global Funding 4.615% due 12/01/2025 •	AUD	5,000	3,122
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		$500	500
Mizuho Bank Ltd.
4.965% due 09/14/2026 ~	AUD	300	188
4.989% due 02/23/2026 ~		2,000	1,254

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.009% due 08/22/2025 ~		1,000	626
Mizuho Financial Group, Inc. 2.226% due 05/25/2026 •		$1,320	1,315
Morgan Stanley 2.188% due 04/28/2026 •		3,000	2,994
Morgan Stanley Bank NA 5.040% due 10/15/2027 ~		1,000	1,002
MUFG Bank Ltd. 5.044% due 02/17/2026 ~	AUD	2,000	1,254
National Bank of Canada 5.263% due 03/25/2027 ~		$1,708	1,713
NatWest Markets PLC 5.124% (SOFRRATE + 0.760%) due 09/29/2026 ~		800	803
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,500	1,425
2.000% due 03/09/2026		273	263
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,550	2,530
5.099% due 07/03/2025		300	300
5.709% due 01/09/2026		1,500	1,511
Pacific Life Global Funding 4.837% due 02/04/2027 ~		2,000	1,999
PNC Bank NA 4.775% due 01/15/2027 •		3,400	3,403
Protective Life Global Funding 4.858% due 07/22/2026 ~		800	801
Royal Bank of Canada
4.821% due 08/03/2026 ~		3,500	3,502
5.067% due 01/21/2027 ~		800	802
Shinhan Bank Co. Ltd. 6.119% due 11/16/2025 ~	AUD	1,500	946
Skandinaviska Enskilda Banken AB 5.318% due 06/09/2025 •		$1,500	1,502
Standard Chartered Bank 4.853% due 12/03/2027		500	505
Standard Chartered PLC 5.528% due 05/14/2028 •		1,000	1,008
Sumitomo Mitsui Financial Group, Inc. 5.654% due 07/13/2026 •		3,500	3,538
Sumitomo Mitsui Trust Bank Ltd. 5.524% due 09/14/2026 •		900	909
Svenska Handelsbanken AB
5.018% due 05/28/2027 •		2,500	2,506
5.268% due 06/10/2025 •		250	250
Swedbank AB 5.337% due 09/20/2027		2,500	2,541
Toyota Motor Credit Corp. 5.129% due 08/07/2026 •		2,000	2,008
U.S. Bancorp 5.727% due 10/21/2026 •		1,900	1,911
UBS AG
1.200% due 07/30/2025	AUD	1,000	618
4.617% due 02/26/2026 ~		700	437
5.504% due 05/12/2026 ~		3,500	2,206
UBS Group AG 1.305% due 02/02/2027 •		$1,000	973
Wells Fargo & Co.
2.188% due 04/30/2026 •		400	399
3.908% due 04/25/2026 •		3,100	3,098

			117,248

INDUSTRIALS 9.2%
Arrow Electronics, Inc. 4.000% due 04/01/2025		900	900
Bayer U.S. Finance LLC 4.250% due 12/15/2025		4,400	4,381
Berry Global, Inc.
1.570% due 01/15/2026		4,000	3,900
4.875% due 07/15/2026		466	466
BMW U.S. Capital LLC 5.158% due 08/13/2026 ~		1,500	1,501
Energy Transfer LP 5.950% due 12/01/2025		2,885	2,899
Fidelity National Information Services, Inc. 4.500% due 07/15/2025		1,000	999
Flex Ltd. 4.750% due 06/15/2025		1,500	1,499
Harley-Davidson Financial Services, Inc. 3.500% due 07/28/2025		2,500	2,485
HCA, Inc.
5.250% due 04/15/2025		500	500
5.875% due 02/15/2026		3,000	3,012
7.690% due 06/15/2025		500	503
Hyundai Capital America
5.681% due 11/03/2025 •		197	198

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

6.250% due 11/03/2025	1,500	1,512
Illumina, Inc. 5.800% due 12/12/2025	1,000	1,007
Kraft Heinz Foods Co. 3.000% due 06/01/2026	4,000	3,930
Kraton Corp. 5.000% due 07/15/2027	3,000	3,032
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	500	495
NXP BV 2.700% due 05/01/2025	1,481	1,478
Rolls-Royce PLC 3.625% due 10/14/2025	1,526	1,521
T-Mobile USA, Inc. 3.500% due 04/15/2025	800	800
Volkswagen Group of America Finance LLC
5.190% due 03/20/2026 •	1,300	1,301
5.288% due 09/12/2025 •	1,500	1,502
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	900	896

		40,717

UTILITIES 2.6%
Electricite de France SA 3.625% due 10/13/2025	1,700	1,689
Enel Finance International NV 7.050% due 10/14/2025	1,000	1,009
Georgia Power Co. 5.109% due 05/08/2025 ~	1,400	1,401
NextEra Energy Capital Holdings, Inc. 5.120% due 01/29/2026 ~	2,000	2,007
Pacific Gas & Electric Co. 3.150% due 01/01/2026	5,530	5,459

		11,565

Total Corporate Bonds & Notes (Cost $169,629)		169,530

U.S. GOVERNMENT AGENCIES 7.7%
Fannie Mae
5.240% due 09/25/2054 - 02/25/2055 •	12,668	12,673
5.252% due 04/25/2055 •	1,694	1,682
5.290% due 01/25/2055 •	1,686	1,691
5.440% due 06/25/2054 - 01/25/2055 •	2,515	2,523
5.540% due 01/25/2055 •	879	885
Freddie Mac
5.240% due 07/25/2054 •	1,505	1,502
5.290% due 03/25/2055 •	2,775	2,783
5.301% due 04/25/2055 •	3,000	3,004
5.490% due 12/25/2054 - 01/25/2055 •	3,928	3,948
5.540% due 01/25/2055 •	388	391
5.590% due 05/25/2054 •	1,128	1,138
Ginnie Mae
4.620% due 04/20/2069 •	147	147
5.104% due 11/20/2074 •	995	996
5.294% due 10/20/2073 •	961	973

Total U.S. Government Agencies (Cost $34,291)		34,336

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
OBX Trust 5.988% due 01/25/2064 þ	1,118	1,128

Total Non-Agency Mortgage-Backed Securities (Cost $1,118)		1,128

ASSET-BACKED SECURITIES 12.6%
AUTOMOBILE ABS OTHER 0.1%
CarMax Auto Owner Trust 4.949% due 11/16/2026 •	296	296
Citizens Auto Receivables Trust 5.079% due 10/15/2026 ~	113	113
SFS Auto Receivables Securitization Trust 5.144% due 03/22/2027 •	36	36
Toyota Auto Receivables Owner Trust 4.749% due 08/17/2026 ~	148	148

		593

AUTOMOBILE SEQUENTIAL 2.0%
CarMax Auto Owner Trust 5.300% due 03/15/2027	855	857
Citizens Auto Receivables Trust 5.840% due 01/18/2028	1,911	1,927

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

GM Financial Automobile Leasing Trust 4.540% due 05/20/2027		3,600	3,606
Honda Auto Receivables Owner Trust 5.870% due 06/22/2026		563	564
M&T Bank Auto Receivables Trust 5.220% due 02/17/2032		1,100	1,116
SCCU Auto Receivables Trust 5.850% due 05/17/2027		143	143
USAA Auto Owner Trust 5.250% due 03/15/2027		786	788

			9,001

CREDIT CARD BULLET 1.3%
American Express Credit Account Master Trust 5.230% due 09/15/2028		2,000	2,025
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027		2,000	2,010
Master Credit Card Trust 5.197% due 01/21/2027 ~		1,600	1,602

			5,637

CREDIT CARD OTHER 0.5%
Trillium Credit Card Trust 5.147% due 08/26/2028 ~		2,000	2,004

OTHER ABS 8.7%
522 Funding CLO Ltd. 5.490% due 10/23/2034 ~		1,200	1,198
Albacore Euro CLO Ltd. 3.775% due 07/15/2035 •	EUR	1,000	1,081
Allegro CLO Ltd. 5.543% due 01/19/2033 •		$1,000	1,000
American Money Management Corp. CLO Ltd. 5.493% due 01/20/2035 •		800	798
Ares CLO Ltd. 5.450% due 10/28/2034 •		1,200	1,196
Atlantic Avenue Ltd. 5.576% due 01/20/2035 ~		1,200	1,198
Atlas Senior Loan Fund Ltd. 5.377% due 10/20/2034 •		1,600	1,594
Bain Capital Credit CLO Ltd. 5.533% due 07/19/2034 ~		1,200	1,201
Canyon Capital CLO Ltd. 5.319% due 10/15/2034 •		1,400	1,392
Carlyle Global Market Strategies CLO Ltd. 5.383% due 07/20/2034 ~		900	897
Carval CLO Ltd. 5.538% due 07/16/2031 •		929	929
CQS U.S. CLO Ltd. 5.493% due 01/20/2035 ~		200	201
Cumulus Static CLO DAC 3.756% due 11/15/2033 •	EUR	657	711
ICG U.S. CLO Ltd. 5.293% due 01/16/2033 •		$1,300	1,298
Jamestown CLO Ltd.
5.420% due 07/25/2034 •		600	598
5.570% due 07/25/2035 •		400	400
Kubota Credit Owner Trust 5.610% due 07/15/2026		578	579
LCM Loan Income Fund Ltd. 5.585% due 04/20/2031 •		420	420
LCM Ltd. 5.386% due 01/15/2034 •		1,600	1,593
Madison Park Funding Ltd. 5.324% due 10/15/2034 •		1,400	1,393
MMAF Equipment Finance LLC 5.790% due 11/13/2026		397	398
Mountain View CLO Ltd. 5.762% due 04/15/2034 ~		1,000	1,001
Neuberger Berman CLO Ltd. 5.591% due 01/28/2030 •		481	481
Northwoods Capital Ltd. 5.489% due 06/15/2031 ~		1,085	1,085
Ocean Trails CLO 5.340% due 07/20/2034 •		1,400	1,394
OZLM Ltd. 5.443% due 07/20/2030 ~		422	422
Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(a)	EUR	1,500	1,613
3.765% due 01/15/2033 •		850	920
Parallel Ltd. 5.426% due 07/15/2034 •		$1,400	1,396

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Rad CLO Ltd. 5.530% due 04/25/2032 •		368	368
Regatta Funding Ltd. 5.502% due 01/15/2033 •		1,500	1,501
Silver Rock CLO Ltd. 5.348% due 01/20/2035 •		2,000	2,000
Trinitas CLO Ltd.
5.370% due 01/25/2035 •		1,800	1,800
5.403% due 10/20/2033 •		300	300
Trysail CLO Ltd. 5.532% due 10/20/2033 ~		500	499
Verizon Master Trust 5.024% due 09/08/2028 •		2,000	2,004
Wind River CLO Ltd. 5.624% due 10/15/2034 •		1,700	1,693

			38,552

Total Asset-Backed Securities (Cost $55,737)			55,787

SOVEREIGN ISSUES 3.7%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (c)	BRL	14,300	2,426
0.000% due 10/01/2025 (c)		24,200	3,957
CPPIB Capital, Inc. 5.608% due 03/11/2026 ~		$1,450	1,465
Export Development Canada 4.690% due 08/01/2028 ~		1,500	1,502
Israel Government International Bond
1.750% due 08/31/2025	ILS	10,700	2,851
5.375% due 02/19/2030		$4,300	4,334

Total Sovereign Issues (Cost $16,397)			16,535

		OUNCES
COMMODITIES 16.4%
Gold Warehouse Receipts		17,487	54,426
Platinum Warehouse Receipts		8,998	9,958
Silver Warehouse Receipts		244,250	8,388

Total Commodities (Cost $56,711)			72,772

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.3%
COMMERCIAL PAPER 8.7%
AbbVie, Inc.
4.640% due 04/15/2025		$2,300	2,296
4.640% due 04/17/2025		1,200	1,197
AES Corp.
4.900% due 04/10/2025		2,700	2,696
4.900% due 04/11/2025		500	499
Alimentation Couche-Tard, Inc. 4.570% due 04/10/2025		4,300	4,294
Canadian Natural Resources Ltd. 4.950% due 04/25/2025		4,400	4,386
Constellation Brands, Inc.
4.700% due 04/04/2025		4,000	3,998
4.700% due 04/11/2025		300	300
4.710% due 04/07/2025		300	300
Crown Castle, Inc.
4.800% due 04/08/2025		400	400
4.910% due 04/29/2025		4,700	4,681
Enbridge U.S., Inc. 4.650% due 04/14/2025		4,200	4,193
Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025		3,700	3,693
4.650% due 04/04/2025		600	600
Kinder Morgan, Inc. 4.600% due 04/14/2025		4,300	4,292
Mondelez International, Inc. 4.620% due 04/15/2025		1,000	998

			38,823

REPURCHASE AGREEMENTS (e) 3.4%			15,000

U.S. TREASURY BILLS 0.2%
4.299% due 04/17/2025 - 06/05/2025 (b)(c)(h)		802	798

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $54,625)		54,621

Total Investments in Securities (Cost $388,508)		404,709

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
MUTUAL FUNDS (d) 1.6%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	70,751	7,119

Total Mutual Funds (Cost $7,077)		7,119

Total Investments in Affiliates (Cost $7,077)		7,119

Total Investments 92.8% (Cost $395,585)		$411,828
Financial Derivative Instruments (f)(g) 0.3%(Cost or Premiums, net $(618))		1,273
Other Assets and Liabilities, net 6.9%		30,606

Net Assets 100.0%		$443,707

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.440%	03/31/2025	04/01/2025	$4,700	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2025	$(4,794)	$4,700	$4,701
TDM	4.450	03/31/2025	04/01/2025	10,300	U.S. Treasury Notes 4.000% due 02/15/2034	(10,543)	10,300	10,301

Total Repurchase Agreements	$(15,337)	$15,000	$15,002

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - ICE Crude Oil December 2025 Futures	$55.000	10/28/2025	12	$12	$24	$14
Put - ICE Crude Oil July 2025 Futures	60.000	05/27/2025	67	67	68	14
Put - ICE Crude Oil June 2025 Futures	67.000	04/25/2025	17	17	21	3

Total Purchased Options	$113	$31

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - NYMEX Natural Gas June 2025 Futures	$4.000	05/27/2025	66	$660	$(147)	$(140)

FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE Crude Oil December 2025 Futures	$76.000	10/28/2025	12	$12	$(27)	$(43)
Call - ICE Crude Oil July 2025 Futures	78.000	05/27/2025	67	67	(296)	(98)
Call - ICE Crude Oil June 2025 Futures	76.000	04/25/2025	17	17	(13)	(24)

$(336)	$(165)

Total Written Options	$(483)	$(305)

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	374	$90,111	$85	$16	$0
3-Month SOFR Active Contract March Futures	06/2025	254	60,762	(14)	0	(2)
Aluminum July Futures	07/2025	261	16,549	(304)	0	0
Aluminum May Futures	05/2025	165	10,434	(510)	0	0
Aluminum September Futures	09/2025	293	18,654	(842)	0	(746)
Arabica Coffee September Futures	09/2025	110	15,277	(30)	0	(52)
Australia Government 3-Year Bond June Futures	06/2025	101	6,721	12	20	0
Brent Crude December Futures	10/2025	619	44,036	1,778	941	0
California Carbon Allowance December Futures	12/2025	304	9,360	(1,115)	0	(34)
California Carbon Allowance Vintage December Futures	12/2026	211	6,912	42	1	(22)
Cocoa September Futures	09/2025	66	5,147	(406)	0	(71)
Copper April Futures	04/2025	6	1,452	8	0	0
Copper July Futures	07/2025	59	8,884	30	47	(132)
Copper May Futures	05/2025	44	10,666	343	354	(43)
Copper September Futures	09/2025	21	2,687	215	0	(47)
Corn September Futures	09/2025	676	14,695	(1,199)	0	(17)
Cotton No. 2 July Futures	07/2025	53	1,802	27	0	(3)
European Climate Exchange December Futures	12/2025	48	3,528	(513)	14	(43)
Gas Oil September Futures	09/2025	193	12,941	115	294	0
Gold 100 oz. December Futures	12/2025	62	19,983	845	230	0
Gold 100 oz. June Futures	06/2025	32	10,081	472	115	0
Hard Red Winter Wheat December Futures	12/2025	17	517	(18)	3	0
Hard Red Winter Wheat July Futures	07/2025	6	171	0	1	0
Hard Red Winter Wheat May Futures	05/2025	115	3,203	(291)	30	0
Iron Ore July Futures	07/2025	632	6,264	28	0	(85)
Lean Hogs October Futures	10/2025	332	10,783	(269)	0	(56)
Live Cattle June Futures	06/2025	83	6,761	363	0	(40)
Live Cattle October Futures	10/2025	63	5,009	5	0	(24)
Natural Gas December Futures	11/2025	16	831	(5)	12	0
Natural Gas June Futures	05/2025	221	9,408	(54)	159	0
Natural Gas May Futures	04/2025	367	15,117	(146)	198	0
Natural Gas September Futures	08/2025	327	14,728	593	255	0
New York Harbor December Futures	11/2025	23	2,184	(4)	45	0
New York Harbor June Futures	05/2025	88	8,350	(53)	186	0
New York Harbor September Futures	08/2025	129	12,234	44	265	0
Nickel July Futures	07/2025	45	4,308	(97)	0	(95)
Nickel May Futures	05/2025	139	13,194	(818)	0	0
Nickel September Futures	09/2025	15	1,450	(56)	0	(56)
RBOB Gasoline September Futures	08/2025	365	33,507	165	688	0
Silver July Futures	07/2025	206	35,982	969	0	(200)
Silver May Futures	05/2025	2	346	(4)	0	(2)
Silver September Futures	09/2025	51	8,981	367	0	(47)
Soybean July Futures	07/2025	296	15,218	84	0	(133)
Soybean Meal July Futures	07/2025	397	11,886	(272)	0	(60)
Sugar No. 11 July Futures	06/2025	162	3,384	(19)	0	(18)
Sugar No. 11 October Futures	09/2025	335	7,065	(141)	0	(34)
U.S. Treasury 5-Year Note June Futures	06/2025	1,160	125,461	1,694	95	0
WTI Crude December Futures	11/2025	87	5,866	(221)	131	0
WTI Crude June Futures	05/2025	105	7,450	(108)	215	0
WTI Crude September Futures	08/2025	137	9,452	26	241	0
Zinc July Futures	07/2025	121	8,637	(591)	0	0
Zinc May Futures	05/2025	134	9,543	(832)	0	0
Zinc September Futures	09/2025	89	6,363	(211)	0	(211)

				$(833)	$4,556	$(2,273)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2025	261	$(16,549)	$741	$0	$0
Aluminum May Futures	05/2025	165	(10,434)	243	0	0
Aluminum September Futures	09/2025	37	(2,356)	103	0	0
Brent Crude June Futures	04/2025	105	(7,851)	1	0	(211)
Brent Crude September Futures	07/2025	8	(581)	(12)	0	(14)
Copper April Futures	04/2025	6	(1,452)	44	0	0
Copper May Futures	05/2025	95	(12,189)	(436)	223	0
Gas Oil December Futures	12/2025	30	(1,988)	10	0	(44)
Gas Oil June Futures	06/2025	117	(7,918)	6	0	(196)
Natural Gas August Futures	07/2025	354	(16,089)	180	0	(276)
Natural Gas January Futures	12/2025	16	(871)	4	0	(13)
Natural Gas July Futures	06/2025	88	(3,937)	(24)	0	(64)
Nickel July Futures	07/2025	2	(191)	5	0	0
Nickel May Futures	05/2025	139	(13,194)	397	0	0

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Platinum July Futures	07/2025	197	(10,121)	(411)	0	(309)
U.S. Treasury 2-Year Note June Futures	06/2025	389	(80,590)	(209)	0	(23)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	4	(457)	(7)	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	53	(6,479)	(110)	0	(55)
Wheat December Futures	12/2025	17	(501)	24	0	(5)
Wheat July Futures	07/2025	6	(165)	3	0	(2)
Wheat May Futures	05/2025	115	(3,088)	313	0	(50)
WTI Crude December Futures	11/2025	41	(2,764)	(84)	0	(62)
Zinc July Futures	07/2025	121	(8,637)	225	0	0
Zinc May Futures	05/2025	134	(9,543)	668	0	0

$1,674	$223	$(1,326)

Total Futures Contracts	$841	$4,779	$(3,599)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	13,600	$(372)	$(31)	$(403)	$59	$0
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.732	Annual	08/31/2029	$6,600	0	(32)	(32)	0	(5)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/31/2029	6,600	0	(33)	(33)	0	(5)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.742	Annual	08/31/2029	6,300	0	(33)	(33)	0	(5)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.748	Annual	08/31/2029	2,900	0	(16)	(16)	0	(2)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.761	Annual	08/31/2029	9,100	0	(54)	(54)	0	(8)
Receive(3)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	08/31/2029	91,700	0	(1,594)	(1,594)	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	17,600	(54)	38	(16)	0	(17)

Total Swap Agreements	$(426)	$(1,755)	$(2,181)	$59	$(117)

Cash of $28,223 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	Future styled option variation margin liability of $(64) is outstanding at period end.
(2)	Unsettled variation margin liability of $(2) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2025	BRL	15,000	$2,717	$88	$0
04/2025	CAD	280	194	0	0
04/2025	EUR	50	54	0	0
04/2025	$2,612	BRL	15,000	16	0
BPS	04/2025	BRL	3,100	$540	0	(3)
04/2025	EUR	2,677	2,807	0	(88)
04/2025	$554	AUD	876	0	(7)
04/2025	537	BRL	3,100	6	0
04/2025	62	EUR	57	0	0
04/2025	1,459	GBP	1,154	31	0
05/2025	EUR	90	$97	0	0
05/2025	GBP	1,205	1,560	3	0
09/2025	ILS	10,635	2,905	36	0
10/2025	BRL	4,100	679	0	(9)
CBK	04/2025	$196	CAD	280	0	(2)
04/2025	61	EUR	56	0	(1)
04/2025	27	ILS	100	0	(1)
05/2025	CAD	279	$196	2	0
05/2025	$710	EUR	655	0	(1)
FAR	04/2025	AUD	29,871	$18,820	155	0
04/2025	BRL	4,324	753	0	(5)
04/2025	$18,244	AUD	28,995	0	(126)
04/2025	753	BRL	4,324	5	0
04/2025	12	ILS	45	0	0
05/2025	AUD	28,995	$18,248	126	0
06/2025	$753	BRL	4,379	5	0
GLM	04/2025	BRL	14,400	$2,581	58	(1)
04/2025	$2,463	BRL	14,400	61	0
07/2025	BRL	14,300	$2,389	0	(68)

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

10/2025	19,800	3,245	0	(77)
JPM	04/2025	3,999	687	1	(14)
04/2025	EUR	681	720	0	(17)
04/2025	$696	BRL	3,999	4	0
04/2025	3,281	EUR	3,042	8	0
04/2025	11	ILS	39	0	0
05/2025	EUR	3,042	$3,286	0	(8)
06/2025	MXN	2,702	134	3	0
06/2025	$652	BRL	3,847	14	0
06/2025	172	MXN	3,560	0	0
MYI	04/2025	274	EUR	253	0	(1)
05/2025	EUR	136	$147	0	0
05/2025	$1,966	BRL	11,394	19	0
10/2025	BRL	300	$49	0	(1)
SCX	04/2025	19,486	3,393	0	(21)
04/2025	$3,334	BRL	19,486	81	0
06/2025	BRL	19,733	$3,334	0	(80)
SSB	04/2025	GBP	1,154	1,493	2	0
05/2025	$1,493	GBP	1,154	0	(2)

Total Forward Foreign Currency Contracts	$724	$(533)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	111,400	$89	$220
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	111,400	89	16

Total Purchased Options	$178	$236

(h)

Securities with an aggregate market value of $42 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$117,248	$0	$117,248
Industrials	0	40,717	0	40,717
Utilities	0	11,565	0	11,565
U.S. Government Agencies	0	34,336	0	34,336
Non-Agency Mortgage-Backed Securities	0	1,128	0	1,128
Asset-Backed Securities
Automobile ABS Other	0	593	0	593
Automobile Sequential	0	9,001	0	9,001
Credit Card Bullet	0	5,637	0	5,637
Credit Card Other	0	2,004	0	2,004
Other ABS	0	38,552	0	38,552
Sovereign Issues	0	16,535	0	16,535
Commodities	0	72,772	0	72,772
Short-Term Instruments
Commercial Paper	0	38,823	0	38,823
Repurchase Agreements	0	15,000	0	15,000
U.S. Treasury Bills	0	798	0	798

$0	$404,709	$0	$404,709
Investments in Affiliates, at Value
Mutual Funds	7,119	0	0	7,119

Total Investments	$7,119	$404,709	$0	$411,828

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,699	170	0	4,869
Over the counter	0	960	0	960

$4,699	$1,130	$0	$5,829
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,822)	(199)	0	(4,021)
Over the counter	0	(533)	0	(533)

$(3,822)	$(732)	$0	$(4,554)

Total Financial Derivative Instruments	$877	$398	$0	$1,275

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Totals	$7,996	$405,107	$0	$413,103

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.7% ¤
CORPORATE BONDS & NOTES 34.9%
BANKING & FINANCE 22.3%
ABN AMRO Bank NV
5.360% due 12/03/2028 ~	$6,200	$6,211
6.575% due 10/13/2026 •	2,200	2,222
American Tower Corp. 5.000% due 01/31/2030	1,600	1,614
Athene Global Funding
5.388% due 08/27/2026 ~	1,000	1,004
5.516% due 03/25/2027	2,000	2,034
5.573% due 03/25/2027 ~	4,582	4,613
Aviation Capital Group LLC
1.950% due 01/30/2026	1,131	1,105
4.875% due 10/01/2025	1,000	1,000
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	1,050	1,025
4.250% due 04/15/2026	1,700	1,691
4.375% due 05/01/2026	600	597
5.500% due 01/15/2026	3,580	3,596
Bank of America Corp.
4.827% due 07/22/2026 •	5,000	5,003
5.683% due 04/02/2026 •	3,000	3,000
Banque Federative du Credit Mutuel SA
5.429% due 02/16/2028 •	6,600	6,647
5.429% due 02/16/2028 ~	1,800	1,813
5.490% due 01/23/2027 ~	550	555
Barclays PLC
2.852% due 05/07/2026 •	800	798
4.375% due 01/12/2026	400	399
BPCE SA 6.612% due 10/19/2027 •	2,400	2,466
Brighthouse Financial Global Funding
1.550% due 05/24/2026	2,445	2,358
5.550% due 04/09/2027	5,800	5,878
DBS Group Holdings Ltd. 5.026% due 03/21/2030 ~	4,800	4,788
Ford Motor Credit Co. LLC
4.134% due 08/04/2025	10,625	10,565
5.125% due 06/16/2025	1,839	1,838
GA Global Funding Trust
4.400% due 09/23/2027	1,500	1,491
5.714% due 04/11/2025 ~	3,000	3,001
General Motors Financial Co., Inc. 5.650% due 04/07/2025 •	5,300	5,301
HSBC Holdings PLC 5.940% (US0003M + 1.380%) due 09/12/2026 ~(c)	4,850	4,880
ING Groep NV 1.400% due 07/01/2026 •	7,000	6,944
JPMorgan Chase & Co. 5.278% due 04/22/2028 •	5,000	5,036
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,300
Lloyds Banking Group PLC
4.450% due 05/08/2025	425	425
5.419% due 11/26/2028 ~	1,711	1,715
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •	6,800	6,802
Mizuho Financial Group, Inc. 5.448% due 05/13/2031 ~	8,500	8,540
Morgan Stanley 4.679% due 07/17/2026 •	5,000	4,999
Morgan Stanley Bank NA 5.040% due 10/15/2027 ~(c)	6,100	6,112
NatWest Markets PLC 5.259% (SOFRRATE + 0.900%) due 05/17/2027 ~	4,700	4,718
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	4,745	4,507
Nomura Holdings, Inc.
1.851% due 07/16/2025	2,350	2,331
5.099% due 07/03/2025	3,692	3,694
5.709% due 01/09/2026	2,300	2,317
Pacific Life Global Funding 4.980% due 06/04/2026 •	1,496	1,500

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Royal Bank of Canada 4.965% due 01/24/2029 ~	4,000	4,031
Santander Holdings USA, Inc. 5.353% due 09/06/2030 •	3,700	3,686
Santander U.K. PLC 4.496% due 12/12/2027	3,800	3,832
SBA Tower Trust 4.831% due 10/15/2029	1,600	1,588
Sumitomo Mitsui Financial Group, Inc. 5.405% due 04/15/2030 ~	5,000	5,026
UBS Group AG
4.488% due 05/12/2026 •(c)	12,000	11,996
6.373% due 07/15/2026 •	1,900	1,908
VICI Properties LP 4.375% due 05/15/2025	1,700	1,701
Wells Fargo & Co.
2.188% due 04/30/2026 •	1,300	1,297
4.540% due 08/15/2026 •	4,300	4,298
5.141% due 01/24/2028 ~	2,000	2,006

		193,802

INDUSTRIALS 9.6%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	2,779	2,796
American Airlines Pass-Through Trust 4.000% due 01/15/2027	326	324
Bayer U.S. Finance LLC
4.250% due 12/15/2025	5,200	5,177
4.375% due 12/15/2028	1,500	1,462
6.125% due 11/21/2026	2,200	2,242
Berry Global, Inc. 4.875% due 07/15/2026	1,731	1,731
Boeing Co.
2.196% due 02/04/2026	2,400	2,349
2.750% due 02/01/2026	300	295
6.259% due 05/01/2027	600	617
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	700	700
Canadian Pacific Railway Co. 3.125% due 06/01/2026	700	688
Dell International LLC 4.900% due 10/01/2026	1,700	1,707
Energy Transfer LP 2.900% due 05/15/2025	9,070	9,049
Flex Ltd. 4.750% due 06/15/2025	5,000	4,997
HCA, Inc.
5.000% due 03/01/2028	600	605
5.232% due 03/01/2028 ~	3,000	3,019
7.690% due 06/15/2025	4,500	4,523
Hyatt Hotels Corp. 5.050% due 03/30/2028	1,700	1,708
Illumina, Inc. 5.800% due 12/12/2025	1,700	1,712
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	750	742
Ooredoo International Finance Ltd. 5.000% due 10/19/2025	2,339	2,345
Oracle Corp. 5.121% due 08/03/2028 ~	2,400	2,408
Renesas Electronics Corp. 2.170% due 11/25/2026	705	676
Rio Tinto Finance USA PLC 5.198% due 03/14/2028 ~	1,800	1,808
Rolls-Royce PLC 3.625% due 10/14/2025 (c)	8,842	8,810
Sands China Ltd. 5.125% due 08/08/2025	2,800	2,799
SK Hynix, Inc. 1.500% due 01/19/2026	3,100	3,022
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027	2,100	2,102
Synopsys, Inc. 4.650% due 04/01/2028	1,700	1,710
Uber Technologies, Inc. 6.250% due 01/15/2028 (c)	8,500	8,566
Volkswagen Group of America Finance LLC 4.950% due 03/25/2027	2,500	2,504

		83,193

UTILITIES 3.0%
AES Corp. 1.375% due 01/15/2026	600	584

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Enel Finance International NV
5.125% due 06/26/2029	1,000	1,011
7.050% due 10/14/2025	2,500	2,524
Evergy Kansas Central, Inc. 4.700% due 03/13/2028	2,100	2,108
FirstEnergy Corp. 3.900% due 07/15/2027	901	886
Pacific Gas & Electric Co.
3.150% due 01/01/2026	2,000	1,974
4.950% due 06/08/2025	3,500	3,497
5.282% due 09/04/2025 •	5,000	5,001
Southern California Edison Co.
3.650% due 03/01/2028	3,300	3,196
4.400% due 09/06/2026	1,000	995
4.875% due 02/01/2027	300	301
5.250% due 03/15/2030	4,000	4,025

		26,102

Total Corporate Bonds & Notes (Cost $302,307)		303,097

MUNICIPAL BONDS & NOTES 0.7%
LOUISIANA 0.7%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 4.885% (US0003M + 0.300%) due 02/15/2036 ~	6,110	5,656

Total Municipal Bonds & Notes (Cost $5,645)		5,656

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
2.552% due 12/25/2026 •	966	940
2.961% due 02/25/2027 ~	2,018	1,970
3.062% due 06/25/2027 •	647	632
4.000% due 06/01/2042 - 03/01/2047	391	373
5.000% due 07/01/2033 - 07/01/2044	1,014	999
5.150% due 05/01/2035	34	33
5.240% due 09/25/2054 •(c)	8,129	8,134
5.290% due 03/25/2055 •	396	397
5.350% due 02/01/2035 - 01/01/2038	258	257
5.390% due 01/25/2055 •	4,095	4,103
5.440% due 06/25/2054 - 01/25/2055 •	8,014	8,041
5.450% due 04/01/2036	77	77
5.490% due 01/25/2055 - 03/25/2055 •	6,574	6,600
5.500% due 12/01/2031 - 09/01/2040	744	747
5.500% due 03/25/2055 •	2,471	2,484
5.540% due 12/25/2053 - 01/25/2055 •	3,409	3,432
5.590% due 02/25/2055 •	971	979
6.000% due 09/01/2028 - 04/01/2048	562	571
6.500% due 07/01/2036 - 09/01/2048	253	258
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	2	2
2.500% due 10/25/2048	128	116
5.000% due 10/01/2033 - 02/01/2038	249	253
5.170% due 04/25/2055 •	6,200	6,154
5.280% due 11/25/2054 •(c)	11,606	11,621
5.290% due 10/25/2054 - 03/25/2055 •	9,083	9,096
5.301% due 04/25/2055 •	6,000	6,007
5.320% due 02/25/2055 •	1,179	1,184
5.340% due 09/25/2054 - 02/25/2055 •	7,562	7,600
5.400% due 09/01/2037 - 11/01/2038	300	306
5.490% due 12/25/2054 - 03/25/2055 •	11,470	11,531
5.500% due 08/01/2033 - 06/01/2047	928	942
5.540% due 01/25/2055 - 02/25/2055 •	4,213	4,243
5.550% due 06/01/2037 - 07/01/2037	70	71
5.590% due 05/25/2054 •	2,864	2,889
6.000% due 09/01/2031 - 05/01/2033	20	20
6.500% due 11/01/2036 - 10/17/2038	249	254
7.000% due 05/01/2029	9	9
Ginnie Mae
2.500% due 10/20/2049	104	92
3.000% due 11/20/2046	75	66
3.500% due 05/20/2042	53	48
3.700% due 04/15/2042	98	93
3.740% due 03/20/2042 - 07/20/2042	70	64
3.750% due 04/15/2042 - 03/20/2044	122	115
4.000% due 04/20/2040 - 06/20/2043	510	479
4.500% due 08/20/2038 - 11/20/2048	340	331
5.094% due 10/20/2072 •	839	840
5.244% due 01/20/2074 •	2,544	2,569
5.244% due 07/20/2074 ~	4,009	4,052
5.324% due 09/20/2073 •	7,522	7,607
5.344% due 05/20/2073 ~	10,850	10,996
5.350% due 12/15/2036 - 01/15/2038	229	233
5.400% due 06/20/2039	78	79
5.434% due 08/16/2039 •	3	3

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.500% due 03/20/2034 - 08/20/2041	311	312
6.000% due 09/20/2038	36	37
6.500% due 10/15/2027 - 07/20/2039	29	30
7.000% due 05/15/2026 - 06/20/2039	538	550
Uniform Mortgage-Backed Security
4.750% due 09/01/2034 - 04/01/2036	282	281
5.340% due 09/01/2029	37	37
6.000% due 06/01/2031	1	1
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	14,800	13,770
5.000% due 05/01/2055	20,700	20,272
6.000% due 06/01/2055	45,400	46,025

Total U.S. Government Agencies (Cost $212,039)		212,307

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Inflation Protected Securities (a)
2.125% due 04/15/2029	2,762	2,845

Total U.S. Treasury Obligations (Cost $2,768)		2,845

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%
AG Trust 6.335% due 07/15/2041 •	1,616	1,619
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	347	329
Bear Stearns ALT-A Trust
4.755% due 02/25/2034 ~	480	453
5.564% due 05/25/2035 •	17	16
Beneria Cowen & Pritzer Collateral Funding Corp. 5.233% due 06/15/2038 •	5,600	5,074
BWAY Mortgage Trust 5.684% due 09/15/2036 •	3,000	2,870
BX Trust 5.133% due 01/15/2034 •	1,448	1,443
Chase Mortgage Finance Trust 6.805% due 02/25/2037 ~	256	249
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.635% due 01/25/2036 •	23	21
4.665% due 10/25/2035 •	138	133
4.735% due 08/25/2035 •	14	14
Citigroup Commercial Mortgage Trust 5.614% due 10/15/2036 •	1,950	1,941
Citigroup Mortgage Loan Trust 5.000% due 05/25/2051 •	3,445	3,201
Countrywide Alternative Loan Trust 4.715% due 06/25/2037 •	50	45
DROP Mortgage Trust 5.583% due 10/15/2043 •	6,000	5,711
Extended Stay America Trust 5.513% due 07/15/2038 ~	4,850	4,849
First Horizon Alternative Mortgage Securities Trust 5.943% due 02/25/2035 ~	137	129
GCAT Trust
2.650% due 10/25/2068 ~	241	233
2.885% due 12/27/2066 •	1,569	1,452
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •	2,316	2,152
5.000% due 02/25/2052 ~	3,771	3,497
5.686% due 11/25/2054 •	1,820	1,827
GSR Mortgage Loan Trust
6.600% due 08/25/2033 •	21	20
6.697% due 09/25/2035 ~	1	1
Impac CMB Trust 5.075% due 03/25/2035 ~	61	59
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	59	57
5.484% due 04/15/2038 ~	945	943
5.817% due 12/15/2031 ~	572	559
JP Morgan Mortgage Trust 5.590% due 07/25/2035 ~	152	145
MASTR Adjustable Rate Mortgages Trust 6.868% due 04/21/2034 ~	12	11
Merrill Lynch Mortgage Investors Trust
4.895% due 04/25/2029 •	75	70
6.207% due 12/25/2035 ~	131	128
MFA Trust 6.105% due 12/25/2068 þ	762	767
Morgan Stanley Mortgage Loan Trust 5.515% due 11/25/2035 •	755	757
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •	761	707
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	775	738
2.464% due 01/26/2060 ~	4,219	3,969
3.500% due 12/25/2057 •	835	807

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

3.500% due 10/25/2059 ~	332	312
4.500% due 05/25/2058 •	82	80
NYO Commercial Mortgage Trust 5.529% due 11/15/2038 •	6,000	5,960
OBX Trust
1.957% due 10/25/2061 ~	205	171
6.520% due 07/25/2063 þ	1,865	1,887
One New York Plaza Trust 5.384% due 01/15/2036 •	3,700	3,549
ONE Park Mortgage Trust 5.133% due 03/15/2036 •	3,914	3,860
PRKCM Trust 6.333% due 03/25/2059 þ	294	296
PRPM Trust 6.221% due 11/25/2068 þ	563	568
Sequoia Mortgage Trust
4.834% due 07/20/2036 •	397	346
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 •	229	218
Structured Asset Mortgage Investments Trust
5.011% due 07/19/2034 •	2	2
5.091% due 09/19/2032 ~	2	2
Thornburg Mortgage Securities Trust 5.679% due 04/25/2045 ~	29	28
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	600	556
2.250% due 12/25/2061 •	1,875	1,811
3.750% due 05/25/2058 ~	1,535	1,501
5.435% due 05/25/2058 ~	546	560
5.435% due 10/25/2059 ~	368	372
Verus Securitization Trust
5.712% due 01/25/2069 þ	1,466	1,469
6.259% due 12/25/2068 þ	3,577	3,605
6.476% due 06/25/2068 þ	1,838	1,852
WaMu Mortgage Pass-Through Certificates Trust
4.148% due 07/25/2037 ~	324	289
5.055% due 01/25/2045 ~	5	5
5.235% due 06/25/2044 •	317	313
5.295% due 10/25/2045 •	50	49
5.615% due 06/25/2046 •	20	19
6.188% due 06/25/2033 •	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $78,927)		76,677

ASSET-BACKED SECURITIES 30.4%
AUTOMOBILE ABS OTHER 0.6%
Ford Credit Auto Lease Trust 4.759% due 08/15/2027 ~	5,000	4,997

AUTOMOBILE SEQUENTIAL 10.7%
Ally Auto Receivables Trust 4.140% due 07/16/2029	4,000	3,982
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	8,100	8,315
Bank of America Auto Trust 5.530% due 02/15/2028	3,454	3,479
CarMax Auto Owner Trust 6.080% due 12/15/2026	1,771	1,775
Carvana Auto Receivables Trust
4.260% due 10/10/2029	5,300	5,291
4.550% due 05/10/2030	3,000	2,999
5.380% due 03/12/2029	2,500	2,538
5.820% due 08/10/2028	2,700	2,726
Chase Auto Owner Trust
4.180% due 08/27/2029	800	796
4.940% due 07/25/2029	8,400	8,476
Citizens Auto Receivables Trust
5.830% due 02/15/2028	5,000	5,055
5.840% due 01/18/2028	7,358	7,417
Enterprise Fleet Financing LLC
4.820% due 02/20/2029	3,700	3,732
5.510% due 01/22/2029	2,877	2,887
5.760% due 10/22/2029	2,667	2,681
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	6,100	6,173
GECU Auto Receivables Trust 5.630% due 08/15/2028	2,400	2,421
GM Financial Automobile Leasing Trust 5.090% due 03/22/2027	2,500	2,512
Harley Davidson Motorcycle Trust 4.310% due 07/16/2029	4,200	4,200
Huntington Auto Trust 5.230% due 01/16/2029	3,000	3,031

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

LAD Auto Receivables Trust 5.610% due 08/15/2028	2,700	2,722
M&T Bank Auto Receivables Trust 4.730% due 06/17/2030	3,000	3,024
Tesla Auto Lease Trust 6.130% due 09/21/2026	3,474	3,488
Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	3,000	3,020
5.280% due 05/15/2026	111	111

		92,851

CMBS OTHER 1.7%
AREIT Trust 6.561% due 06/17/2039 ~	6,651	6,664
BXMT Ltd. 6.334% due 11/15/2037 •	1,382	1,375
HERA Commercial Mortgage Ltd. 5.481% due 02/18/2038 ~	510	509
MF1 Ltd. 6.134% due 12/15/2035 •	457	457
MF1 Multifamily Housing Mortgage Loan Trust 5.284% due 07/15/2036 ~	249	249
PFP Ltd. 6.595% due 08/19/2035 •	4,294	4,301
Ready Capital Mortgage Financing LLC 6.694% due 10/25/2039 ~	913	917

		14,472

CREDIT CARD BULLET 1.6%
Synchrony Card Funding LLC
4.780% due 02/18/2031	5,900	5,974
5.540% due 07/15/2029	8,000	8,111

		14,085

CREDIT CARD OTHER 1.1%
Trillium Credit Card Trust 5.147% due 08/26/2028 ~	10,000	10,020

HOME EQUITY OTHER 0.7%
Asset-Backed Securities Corp. Home Equity Loan Trust 5.245% due 06/25/2034 •	57	57
Bear Stearns Asset-Backed Securities Trust
5.235% due 10/27/2032 ~	7	7
5.335% due 08/25/2034 •	403	398
Chase Funding Trust 5.035% due 07/25/2033 •	148	148
Countrywide Asset-Backed Certificates Trust 3.555% due 03/25/2036 •	96	95
Finance America Mortgage Loan Trust 5.260% due 08/25/2034 •	102	96
GSAA Home Equity Trust 4.975% due 07/25/2037 ~	69	66
GSAMP Trust 4.955% due 06/25/2036 •	430	416
Home Equity Asset Trust 5.485% due 11/25/2034 •	500	498
New Century Home Equity Loan Trust 5.365% due 11/25/2034 •	298	301
NovaStar Mortgage Funding Trust 5.095% due 01/25/2036 •	53	52
RAAC Trust 4.985% due 01/25/2046 ~	249	248
Renaissance Home Equity Loan Trust 3.991% due 08/25/2033 •	634	586
Residential Asset Securities Corp. Trust
5.135% due 06/25/2035 •	8	8
5.530% due 03/25/2035 ~	206	206
Saxon Asset Securities Trust 1.783% due 05/25/2035 •	103	99
Securitized Asset-Backed Receivables LLC Trust 5.110% due 01/25/2035 •	92	83
Soundview Home Loan Trust 5.110% due 06/25/2035 •	63	63
Structured Asset Investment Loan Trust
4.985% due 09/25/2034 •	1,445	1,395
5.140% due 03/25/2034 •	303	312

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.035% due 04/25/2034 ~	764	755

		5,889

WHOLE LOAN COLLATERAL 0.1%
First Franklin Mortgage Loan Trust
4.755% due 04/25/2036 ~	898	878
5.185% due 11/25/2034 •	57	56

		934

OTHER ABS 13.9%
37 Capital CLO Ltd. 5.582% due 10/15/2034 ~	3,400	3,399
Anchorage Capital CLO Ltd. 5.730% due 04/22/2034 ~	1,700	1,701
Apidos CLO 5.605% due 04/20/2034 •	650	651
Ascent Education Funding Trust 6.140% due 10/25/2050	1,950	2,002
Atlas Senior Loan Fund Ltd. 5.377% due 10/20/2034 •	1,000	996
Atlas Static Senior Loan Fund Ltd. 6.052% due 07/15/2030 ~	1,950	1,952
Bain Capital Credit CLO Ltd.
5.354% due 07/24/2034 •	3,300	3,267
5.383% due 10/21/2034 •	3,300	3,287
Dell Equipment Finance Trust 4.751% due 10/22/2025	2,953	2,954
DLLAD LLC 5.190% due 04/20/2026	213	213
Dryden Senior Loan Fund 5.614% due 07/15/2031 ~	5,021	5,024
Elevation CLO Ltd. 5.512% due 10/25/2030 •	426	425
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	3,632	3,221
Greenwood Park CLO Ltd. 5.574% due 04/15/2031 •	1,332	1,332
ICG U.S. CLO Ltd. 5.293% due 01/16/2033 •	3,400	3,394
Jamestown CLO Ltd. 5.420% due 07/25/2034 •	500	498
KKR CLO Ltd.
5.495% due 07/18/2030 •	125	125
5.514% due 07/15/2030 ~	411	411
LCM Ltd.
5.386% due 01/15/2034 •	1,600	1,593
5.555% due 07/20/2030 •	406	406
5.635% due 04/20/2031 •	748	748
Navient Private Education Loan Trust
2.460% due 11/15/2068	501	482
5.884% due 07/16/2040 ~	1,067	1,074
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	842	766
1.170% due 09/16/2069	1,100	1,018
1.310% due 01/15/2069	397	373
5.434% due 04/15/2069 ~	1,285	1,286
Navient Student Loan Trust 6.480% due 03/15/2072	4,996	5,147
Octagon Investment Partners Ltd. 5.343% due 01/20/2035 •	3,400	3,397
Palmer Square Loan Funding Ltd. 5.364% due 10/15/2029 •	30	30
PFS Financing Corp. 5.520% due 10/15/2028	5,000	5,085
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039	4,934	4,873
Post Road Equipment Finance LLC 4.900% due 05/15/2031	5,000	5,017
Recette CLO Ltd. 5.635% due 04/20/2034 •	4,300	4,302
Sandstone Peak Ltd. 5.582% due 10/15/2034 •	3,000	3,001
Saranac CLO Ltd. 5.699% due 08/13/2031 ~	1,953	1,954
Sculptor CLO Ltd. 5.362% due 07/20/2034 •	3,400	3,387
SLM Student Loan Trust
5.568% due 04/25/2049	21	21
6.518% due 04/27/2025	60	60
SMB Private Education Loan Trust
1.600% due 09/15/2054	655	613
2.230% due 09/15/2037	1,043	1,005
4.480% due 05/16/2050	2,127	2,111

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.034% due 03/17/2053 •	305	303
5.090% due 10/16/2056	1,108	1,118
5.285% due 09/15/2054 •	2,605	2,597
5.380% due 07/15/2053	2,292	2,332
5.670% due 11/15/2052	3,727	3,785
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	31	31
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	404	377
Sound Point CLO Ltd. 5.542% due 07/25/2030 •	165	164
TIAA CLO Ltd. 5.433% due 01/20/2032 ~	1,848	1,848
Towd Point Asset Trust 5.134% due 11/20/2061 ~	668	665
Tralee CLO Ltd. 5.520% due 10/25/2032 •	2,988	2,986
Venture CLO Ltd.
5.605% due 07/20/2030 •	3,587	3,586
5.685% due 04/20/2032 •	924	924
Verdelite Static CLO Ltd. 5.423% due 07/20/2032 ~	3,571	3,571
Verizon Master Trust
4.170% due 08/20/2030	4,500	4,484
4.890% due 04/13/2028	5,000	5,000
Voya CLO Ltd.
5.355% due 04/20/2034 •	3,300	3,300
5.514% due 04/17/2030 •	694	694
5.564% due 10/15/2030 •	953	953

		121,319

Total Asset-Backed Securities (Cost $263,968)		264,567

SOVEREIGN ISSUES 2.4%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029	2,800	2,910
Israel Government International Bond 5.375% due 02/19/2030	6,400	6,451
Republic of Poland Government International Bond 4.875% due 02/12/2030	8,500	8,587
Saudi Government International Bond 5.125% due 01/13/2028	2,700	2,734

Total Sovereign Issues (Cost $20,280)		20,682

SHORT-TERM INSTRUMENTS 13.8%
COMMERCIAL PAPER 7.7%
AES Corp.
4.900% due 04/10/2025	4,800	4,793
4.900% due 04/11/2025	900	899
Broadcom, Inc.
4.550% due 04/24/2025	800	798
4.560% due 05/08/2025	6,900	6,867
4.560% due 05/13/2025	600	597
Canadian Natural Resources Ltd. 4.950% due 04/25/2025	8,100	8,073
Constellation Brands, Inc. 4.700% due 04/11/2025	300	300
Crown Castle, Inc. 4.910% due 04/29/2025	8,600	8,566
Enbridge U.S., Inc. 4.550% due 04/16/2025	1,400	1,397
Eversource Energy 4.750% due 04/24/2025	4,438	4,424
Global Payments, Inc.
5.000% due 04/21/2025	8,300	8,276
5.000% due 04/22/2025	5,800	5,782
HA Sustainable Infrastructure Capital, Inc. 5.150% due 04/24/2025	8,000	7,972
Jones Lang LaSalle Finance BV
4.660% due 04/15/2025	4,100	4,092
4.700% due 04/15/2025	4,300	4,292

		67,128

REPURCHASE AGREEMENTS (b) 6.1%		52,831

Total Short-Term Instruments (Cost $119,966)		119,959

Total Investments in Securities (Cost $1,005,900)		1,005,790

Total Investments 115.7% (Cost $1,005,900)		$1,005,790
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $(3,155))		(33)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Other Assets and Liabilities, net (15.7)%	(136,204)

Net Assets 100.0%	$869,553

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.360%	03/31/2025	04/01/2025	$17,700	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2055	$(18,054)	$17,700	$17,702
SGY	4.420	03/31/2025	04/01/2025	35,131	U.S. Treasury Notes 4.000% due 03/31/2030	(35,076)	35,131	35,135

Total Repurchase Agreements	$(53,130)	$52,831	$52,837

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	4.550%	03/28/2025	04/04/2025	$(14,240)	$(14,247)
TDM	4.530	03/10/2025	TBD(3)	(36,864)	(36,966)

Total Reverse Repurchase Agreements	$(51,213)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (4.0)%
U.S. Treasury Notes	4.000%	03/31/2030	$35,000	$(34,908)	$(35,076)

Total Short Sales (4.0)%	$(34,908)	$(35,076)

(c)	Securities with an aggregate market value of $53,358 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(13,953) at a weighted average interest rate of 4.601%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	2,994	$721,367	$1,023	$131	$0
3-Month SOFR Active Contract March Futures	06/2025	627	149,990	(27)	0	(6)
U.S. Treasury 5-Year Note June Futures	06/2025	3,499	378,439	2,876	287	0

$3,872	$418	$(6)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note June Futures				06/2025	84	$(9,342)	$(127)		$0	$(18)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2025	229	(26,135)	(363)		0	(88)
U.S. Treasury Ultra Long-Term Bond June Futures				06/2025	158	(19,316)	(211)		0	(165)

							$(701)		$0	$(271)

Total Futures Contracts							$3,171		$418	$(277)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-43 5-Year Index		(1.000)%	Quarterly	12/20/2029	$32,300	$(634)	$12	$(622)	$0	$0
CDX.IG-44 5-Year Index		(1.000)	Quarterly	06/20/2030	24,600	(492)	40	(452)	0	(1)

						$(1,126)	$52	$(1,074)	$0	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026	$143,500	$178	$(195)	$(17)	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	21,700	0	(162)	(162)	0	(13)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.732	Annual	08/31/2029	18,700	0	(91)	(91)	0	(15)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/31/2029	18,700	0	(93)	(93)	0	(15)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.742	Annual	08/31/2029	147,100	0	(768)	(768)	0	(119)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.748	Annual	08/31/2029	22,900	0	(125)	(125)	0	(19)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.756	Annual	08/31/2029	11,200	0	(65)	(65)	0	(9)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.761	Annual	08/31/2029	13,100	0	(78)	(78)	0	(11)
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	146,480	(2,184)	(624)	(2,808)	0	(120)

						$(2,006)	$(2,201)	$(4,207)	$3	$(321)

Total Swap Agreements						$(3,132)	$(2,149)	$(5,281)	$3	$(322)

Cash of $17,839 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BSH		04/2025			$31	AUD	49	$0		$(1)
CBK		04/2025			102	CAD	146	0		(1)
		05/2025		CAD	146	$102		1		0
DUB		04/2025		AUD	49	31		1		0
		04/2025		CAD	146	102		0		0
		05/2025			$31	AUD	49	0		0

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

FAR	04/2025	CHF	49	$55	0	0
MBC	04/2025	$56	CHF	49	0	0
05/2025	CHF	49	$56	0	0

Total Forward Foreign Currency Contracts	$2	$(2)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	211,500	$168	$417
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	211,500	169	32

Total Purchased Options	$337	$449

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	37,000	$(51)	$(30)
Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	37,000	(70)	(47)
Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	65,500	(86)	(67)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	72,300	(63)	(69)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	72,300	(82)	(83)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	3,650	(4)	(4)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	3,650	(4)	(4)

Total Written Options	$(360)	$(304)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$193,802	$0	$193,802
Industrials	0	83,193	0	83,193
Utilities	0	26,102	0	26,102
Municipal Bonds & Notes
Louisiana	0	5,656	0	5,656
U.S. Government Agencies	0	212,307	0	212,307
U.S. Treasury Obligations	0	2,845	0	2,845
Non-Agency Mortgage-Backed Securities	0	76,677	0	76,677
Asset-Backed Securities
Automobile ABS Other	0	4,997	0	4,997
Automobile Sequential	0	92,851	0	92,851
CMBS Other	0	14,472	0	14,472
Credit Card Bullet	0	14,085	0	14,085
Credit Card Other	0	10,020	0	10,020
Home Equity Other	0	5,889	0	5,889
Whole Loan Collateral	0	934	0	934
Other ABS	0	121,319	0	121,319
Sovereign Issues	0	20,682	0	20,682
Short-Term Instruments
Commercial Paper	0	67,128	0	67,128
Repurchase Agreements	0	52,831	0	52,831

Total Investments	$0	$1,005,790	$0	$1,005,790

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(35,076)	$0	$(35,076)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	421	0	421
Over the counter	0	451	0	451

$0	$872	$0	$872
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(599)	0	(599)
Over the counter	0	(306)	0	(306)

$0	$(905)	$0	$(905)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Total Financial Derivative Instruments	$0	$(33)	$0	$(33)

Totals	$0	$970,681	$0	$970,681

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

w

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
CORPORATE BONDS & NOTES 38.8%
BANKING & FINANCE 18.7%
ABN AMRO Bank NV
5.360% due 12/03/2028 ~	$400	$401
6.575% due 10/13/2026 •	700	707
AerCap Ireland Capital DAC 6.500% due 07/15/2025	800	802
American Honda Finance Corp. 4.762% due 06/13/2025 ~	2,000	2,001
Aon Global Ltd. 3.875% due 12/15/2025	1,000	997
Athene Global Funding
5.106% due 07/16/2026 •	900	900
5.180% due 01/07/2027 ~	1,200	1,203
Aviation Capital Group LLC 4.125% due 08/01/2025	1,125	1,121
Bank of America NA 5.379% due 08/18/2026 ~	1,400	1,411
Bank of Nova Scotia 4.299% due 03/20/2028	1,000	1,003
Barclays PLC
2.852% due 05/07/2026 •	1,000	998
4.375% due 01/12/2026	200	200
BNP Paribas SA
1.323% due 01/13/2027 •	1,000	974
2.219% due 06/09/2026 •	985	980
Citigroup Global Markets Holdings, Inc. 4.820% due 01/20/2026 ~	800	799
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •	500	485
Credit Agricole SA 1.247% due 01/26/2027 •	1,000	973
DBS Group Holdings Ltd. 4.983% due 09/12/2025 ~	1,000	1,001
Deutsche Bank AG
1.686% due 03/19/2026	278	271
6.119% due 07/14/2026 •	500	502
Ford Motor Credit Co. LLC 6.950% due 03/06/2026	1,000	1,011
Goldman Sachs Group, Inc. 5.755% (US0003M + 1.170%) due 05/15/2026 ~	1,558	1,560
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025	1,600	1,578
HSBC Holdings PLC 2.099% due 06/04/2026 •	1,400	1,393
ING Groep NV
1.400% due 07/01/2026 ~	1,200	1,190
4.625% due 01/06/2026	400	401
Intesa Sanpaolo SpA 7.000% due 11/21/2025	1,000	1,013
JPMorgan Chase & Co. 1.578% due 04/22/2027 •	2,100	2,037
Nomura Holdings, Inc. 1.851% due 07/16/2025	1,500	1,488
Norinchukin Bank 1.284% due 09/22/2026	200	190
Protective Life Global Funding 4.858% due 07/22/2026 ~	400	401
UBS Group AG 2.193% due 06/05/2026 •	860	856
United Overseas Bank Ltd. 4.963% due 04/02/2028 ~(a)	500	500
Weyerhaeuser Co. 4.750% due 05/15/2026	730	731

		32,078

INDUSTRIALS 17.4%
Air Canada Pass-Through Trust 4.125% due 11/15/2026	856	854
Analog Devices, Inc. 2.950% due 04/01/2025	36	36

See Accompanying Notes	1

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Arrow Electronics, Inc. 4.000% due 04/01/2025		1,600	1,600
Baxalta, Inc. 4.000% due 06/23/2025		1,000	998
Berry Global, Inc.
1.570% due 01/15/2026		700	682
4.875% due 07/15/2026		893	893
BMW U.S. Capital LLC 5.141% due 03/19/2027 ~		500	499
Burberry Group PLC 1.125% due 09/21/2025	GBP	1,600	2,028
Chanel Ceres PLC 0.500% due 07/31/2026	EUR	1,500	1,578
CRH America, Inc. 3.875% due 05/18/2025		$1,600	1,597
Flex Ltd. 4.750% due 06/15/2025		2,000	1,999
GTP Acquisition Partners LLC 3.482% due 06/15/2050		2,225	2,217
Hyundai Capital America 5.800% due 06/26/2025		2,000	2,004
Illumina, Inc. 4.650% due 09/09/2026		1,000	999
Infor, Inc. 1.750% due 07/15/2025		651	645
Intel Corp. 3.700% due 07/29/2025		800	797
Kraft Heinz Foods Co. 3.000% due 06/01/2026		1,000	982
Microchip Technology, Inc. 4.250% due 09/01/2025		1,200	1,199
Otis Worldwide Corp. 2.056% due 04/05/2025		870	870
Rogers Communications, Inc. 3.625% due 12/15/2025		600	595
Synopsys, Inc. 4.550% due 04/01/2027		500	502
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025		1,402	1,401
VMware LLC 4.500% due 05/15/2025		1,020	1,019
Weir Group PLC 2.200% due 05/13/2026		2,400	2,331
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		305	304
Whitbread Group PLC 3.375% due 10/16/2025	GBP	1,000	1,279

			29,908

UTILITIES 2.7%
AES Corp. 1.375% due 01/15/2026		$867	844
Electricite de France SA 3.625% due 10/13/2025		1,500	1,490
Enel Finance International NV 7.050% due 10/14/2025		1,500	1,514
Pacific Gas & Electric Co. 5.282% due 09/04/2025 •		800	800

			4,648

Total Corporate Bonds & Notes (Cost $66,447)			66,634

MUNICIPAL BONDS & NOTES 0.9%
NEW JERSEY 0.9%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2024 5.093% due 06/15/2025		1,500	1,501

Total Municipal Bonds & Notes (Cost $1,500)			1,501

U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
2.680% due 05/01/2025		1,417	1,411
4.793% due 08/25/2044 •		609	602
4.954% due 05/25/2046 •		196	194
5.240% due 09/25/2054 •		2,974	2,976
5.290% due 11/25/2053 - 03/25/2055 •		1,880	1,887
5.440% due 06/25/2054 - 01/25/2055 •		1,357	1,362
5.540% due 12/25/2053 - 02/25/2055 •		828	833
5.590% due 02/25/2055 •		194	196
Freddie Mac
4.903% due 08/25/2027 •		800	800

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.063% due 01/15/2054 •		407	404
5.240% due 03/25/2055 •		790	791
5.252% due 09/25/2054 «•		1,200	1,201
5.280% due 11/25/2054 •		3,075	3,079
5.290% due 03/25/2055 •		693	690
5.301% due 04/25/2055 •		1,200	1,201
5.490% due 01/25/2055 •		880	885
5.540% due 01/25/2055 - 02/25/2055 •		486	489
5.590% due 05/25/2054 •		521	525
Ginnie Mae
3.000% due 06/20/2051 •		1,021	885
4.938% due 10/20/2062 •		267	266
5.073% due 02/20/2064 •		897	901
5.174% due 03/20/2067 •		896	899
5.444% due 05/20/2073 •		258	260

Total U.S. Government Agencies (Cost $22,858)			22,737

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025		612	613

Total U.S. Treasury Obligations (Cost $603)			613

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
GCAT Trust 2.885% due 12/27/2066 •		196	181
Gemgarto PLC 5.344% due 12/16/2067 •	GBP	68	88
OBX Trust
2.305% due 11/25/2061 ~		$541	480
2.783% due 01/25/2062 þ		420	399
One Market Plaza Trust 3.614% due 02/10/2032		438	412
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 •		102	96
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		219	214
VASA Trust 5.334% due 07/15/2039 ~		500	486

Total Non-Agency Mortgage-Backed Securities (Cost $2,523)			2,356

ASSET-BACKED SECURITIES 21.7%
AUTOMOBILE ABS OTHER 3.0%
Citizens Auto Receivables Trust 5.079% due 10/15/2026 ~		85	85
Tesla Auto Lease Trust
4.844% due 06/22/2026 •		742	743
4.934% due 01/20/2027 •		1,412	1,413
Tesla Electric Vehicle Trust 4.864% due 12/21/2026 ~		459	459
Toyota Lease Owner Trust
4.754% due 07/20/2027 •		1,500	1,500
4.784% due 02/22/2027 •		771	772
World Omni Auto Receivables Trust 4.929% due 02/16/2027 •		206	206

			5,178

AUTOMOBILE SEQUENTIAL 7.7%
ARI Fleet Lease Trust
5.410% due 02/17/2032		720	722
5.540% due 04/15/2033		921	927
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	600	422
5.025% due 04/20/2026		68	48
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$944	950
BofA Auto Trust 5.570% due 12/15/2026		227	227
CarMax Auto Owner Trust
3.490% due 02/16/2027		307	305
3.970% due 04/15/2027		421	420
Carvana Auto Receivables Trust
5.620% due 01/10/2029		800	810
5.770% due 04/12/2027		249	250
Chase Auto Owner Trust 5.680% due 01/25/2029		1,500	1,521
Ent Auto Receivables Trust 6.220% due 08/16/2027		99	99

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Enterprise Fleet Financing LLC 5.740% due 12/20/2026		713	717
Ford Auto Securitization Trust
3.945% due 10/15/2026	CAD	585	408
5.053% due 07/15/2028		500	354
5.410% due 04/15/2026		150	105
5.889% due 05/15/2026		5	4
GMF Canada Leasing Trust Asset-Backed Notes 4.883% due 12/21/2026		992	699
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027		$413	414
LAD Auto Receivables Trust
4.640% due 11/15/2027		1,000	1,001
5.700% due 03/15/2027		188	188
5.930% due 06/15/2027		195	195
Oscar U.S. Funding LLC 5.480% due 02/10/2027		901	903
SBNA Auto Lease Trust
4.940% due 11/20/2026		573	574
5.670% due 11/20/2026		230	230
SCCU Auto Receivables Trust 5.450% due 12/15/2027		523	524
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027		255	256

			13,273

CREDIT CARD BULLET 1.4%
Master Credit Card Trust
5.097% due 01/21/2028 •		1,500	1,504
5.197% due 01/21/2027 ~		1,000	1,001

			2,505

CREDIT CARD OTHER 1.9%
Golden Credit Card Trust 1.140% due 08/15/2028		800	766
Trillium Credit Card Trust
5.047% due 12/26/2028 ~		1,000	1,002
5.147% due 08/26/2028 ~		1,500	1,503

			3,271

WHOLE LOAN COLLATERAL 0.2%
PRET LLC 4.868% due 07/25/2051 þ		287	287

OTHER ABS 7.5%
ACAS CLO Ltd. 5.445% due 10/18/2028 ~		8	8
Allegro CLO Ltd. 5.543% due 01/19/2033 •		600	600
Apidos CLO 5.543% due 04/17/2034 «•(a)		600	600
Barings CLO Ltd. 5.545% due 01/20/2031 •		115	115
Carlyle Global Market Strategies CLO Ltd. 5.513% due 07/20/2032 •		604	604
College Avenue Student Loans LLC 5.635% due 12/26/2047 ~		417	417
Commonbond Student Loan Trust
1.980% due 08/25/2050		962	840
3.560% due 09/25/2045		424	406
Crown Point CLO Ltd. 5.523% due 10/20/2031 ~		450	450
DLLAA LLC 4.700% due 10/20/2027		800	802
Golub Capital Partners Static Ltd. 5.523% due 04/20/2033 •		406	406
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027		800	804
Kubota Credit Owner Trust 5.450% due 04/15/2027		600	603
M&T Equipment Notes 6.090% due 07/15/2030		113	114
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		754	679
1.310% due 01/15/2069		92	87
2.400% due 10/15/2068		84	81
2.600% due 08/15/2068		576	554
2.640% due 05/15/2068		134	131
3.130% due 02/15/2068		443	435
5.434% due 04/15/2069 ~		184	184

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Neuberger Berman CLO Ltd. 5.591% due 01/28/2030 •	160	160
Northwoods Capital Ltd.
5.489% due 06/15/2031 ~	620	620
5.565% due 11/13/2031 ~	714	714
OCP CLO Ltd. 5.675% due 07/20/2029 •	10	10
Palmer Square Loan Funding Ltd. 5.364% due 10/15/2029 •	271	271
SMB Private Education Loan Trust
5.234% due 01/15/2053 ~	594	594
5.380% due 01/15/2053	536	543
Tesla Sustainable Energy Trust 4.830% due 12/03/2025	151	151
Venture CLO Ltd. 5.605% due 07/20/2030 •	165	165
Voya CLO Ltd. 5.493% due 07/20/2032 •	733	732

		12,880

Total Asset-Backed Securities (Cost $37,664)		37,394

SHORT-TERM INSTRUMENTS 23.8%
COMMERCIAL PAPER 11.6%
AbbVie, Inc.
4.640% due 04/15/2025	1,100	1,098
4.640% due 04/17/2025	600	599
CBRE Services, Inc. 4.620% due 04/03/2025	400	400
Conagra Brands, Inc.
4.750% due 04/02/2025	1,000	1,000
4.800% due 04/04/2025	700	700
Crown Castle, Inc.
4.880% due 04/08/2025	600	599
4.910% due 04/29/2025	1,700	1,693
Global Payments, Inc.
5.000% due 04/03/2025	700	700
5.000% due 04/07/2025	700	699
5.000% due 04/21/2025	300	299
HA Sustainable Infrastructure Capital, Inc. 5.160% due 04/16/2025	1,000	998
Harley-Davidson Financial Services, Inc. 4.920% due 04/22/2025	600	598
Intel Corp. 4.600% due 04/02/2025	1,700	1,700
Jabil, Inc.
4.810% due 04/11/2025 (a)	400	399
4.820% due 04/07/2025	300	300
4.820% due 04/11/2025	400	399
Jones Lang LaSalle Finance BV
4.660% due 04/15/2025	900	898
4.700% due 04/15/2025	1,000	998
Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	1,300	1,298
4.650% due 04/04/2025	400	400
Marsh & McLennan Cos, Inc. 4.600% due 04/16/2025	1,600	1,597
NextEra Energy Capital Holdings, Inc. 4.630% due 04/21/2025	2,500	2,493

		19,865

REPURCHASE AGREEMENTS (c) 12.2%		21,000

Total Short-Term Instruments (Cost $40,867)		40,865

Total Investments in Securities (Cost $172,462)		172,100

Total Investments 100.1% (Cost $172,462)		$172,100
Financial Derivative Instruments (d)(e) (0.1)%(Cost or Premiums, net $0)		(132)
Other Assets and Liabilities, net (0.0)%		(105)

Net Assets 100.0%		$171,863

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	4.440%	03/31/2025	04/01/2025	$21,000	U.S. Treasury Notes 4.625% due 02/28/2026	$(21,420)	$21,000	$21,003

Total Repurchase Agreements	$(21,420)	$21,000	$21,003

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2025	22	$(4,558)	$(30)	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	32	(3,461)	(34)	1	0

Total Futures Contracts	$(64)	$1	$0

Cash of $176 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2025	EUR	2,954	$3,190	$0	$(4)
BPS	04/2025	1,453	1,524	0	(47)
04/2025	GBP	2,655	3,356	0	(73)
BRC	04/2025	$3,440	GBP	2,655	0	(11)
05/2025	GBP	2,655	$3,440	11	0
CBK	04/2025	$2,188	CAD	3,117	0	(22)
05/2025	CAD	2,864	$2,014	20	0
JPM	04/2025	$1,566	EUR	1,452	4	0
05/2025	EUR	1,452	$1,569	0	(4)
MBC	04/2025	$3,226	EUR	2,955	0	(31)
MYI	04/2025	CAD	3,118	$2,190	24	0

Total Forward Foreign Currency Contracts	$59	$(192)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$32,078	$0	$32,078
Industrials	0	29,908	0	29,908
Utilities	0	4,648	0	4,648
Municipal Bonds & Notes
New Jersey	0	1,501	0	1,501
U.S. Government Agencies	0	21,536	1,201	22,737
U.S. Treasury Obligations	0	613	0	613
Non-Agency Mortgage-Backed Securities	0	2,356	0	2,356
Asset-Backed Securities
Automobile ABS Other	0	5,178	0	5,178
Automobile Sequential	0	13,273	0	13,273
Credit Card Bullet	0	2,505	0	2,505
Credit Card Other	0	3,271	0	3,271
Whole Loan Collateral	0	287	0	287
Other ABS	0	12,880	0	12,880
Short-Term Instruments
Commercial Paper	0	19,865	0	19,865
Repurchase Agreements	0	21,000	0	21,000

Total Investments	$0	$170,899	$1,201	$172,100

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	59	0	59

	$0	$60	$0	$60
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(192)	$0	$(192)

Total Financial Derivative Instruments	$0	$(132)	$0	$(132)

Totals	$0	$170,767	$1,201	$171,968

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.2% ¤
CORPORATE BONDS & NOTES 54.7%
BANKING & FINANCE 34.6%
ABN AMRO Bank NV
5.360% due 12/03/2028 ~	$34,300	$34,361
6.140% due 09/18/2027 •	78,595	79,906
6.575% due 10/13/2026 •	32,800	33,127
AerCap Ireland Capital DAC
1.750% due 01/30/2026	14,287	13,953
4.450% due 10/01/2025	7,198	7,188
6.500% due 07/15/2025	40,749	40,870
Ally Financial, Inc. 5.800% due 05/01/2025	4,803	4,806
American Express Co.
5.011% due 11/04/2026 ~	20,038	20,088
5.118% due 02/13/2026 ~	33,410	33,543
American Honda Finance Corp.
4.762% due 06/13/2025 ~	37,200	37,225
4.853% due 10/10/2025 ~	23,000	23,018
4.958% due 08/14/2025 ~	38,692	38,727
5.128% due 03/12/2027 ~	2,506	2,509
5.140% due 04/23/2025 •	14,494	14,500
5.145% due 10/03/2025 ~	7,900	7,916
American Tower Corp.
1.300% due 09/15/2025	8,190	8,069
4.000% due 06/01/2025	55,352	55,273
4.400% due 02/15/2026	6,000	5,988
Athene Global Funding
4.950% due 01/07/2027	20,774	20,856
5.106% due 07/16/2026 •	44,200	44,226
5.209% due 05/08/2026 •	73,308	73,479
5.388% due 08/27/2026 ~	37,200	37,350
5.388% due 08/27/2026 •	200	201
5.573% due 03/25/2027 ~	2,000	2,014
5.620% due 05/08/2026	7,323	7,401
Aviation Capital Group LLC 1.950% due 01/30/2026	7,076	6,912
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	24,162	23,595
4.250% due 04/15/2026	38,764	38,557
4.375% due 05/01/2026	11,491	11,427
5.500% due 01/15/2026	32,656	32,798
Banco Bilbao Vizcaya Argentaria SA 5.862% due 09/14/2026 •	17,500	17,583
Bank of America Corp.
1.197% due 10/24/2026 •	13,800	13,540
1.319% due 06/19/2026 •	14,051	13,951
3.384% due 04/02/2026 •	48,800	48,798
5.080% due 01/20/2027 •	64,229	64,470
5.331% due 07/22/2027 ~	3,815	3,837
5.683% due 04/02/2026 •	3,052	3,052
Bank of America NA 5.379% due 08/18/2026 ~	135	136
Bank of Montreal
0.949% due 01/22/2027 ~	14,000	13,599
4.978% due 09/15/2026 ~	4,000	4,008
5.238% due 09/10/2027 •	4,375	4,391
5.519% due 12/11/2026 ~	4,805	4,854
Bank of Nova Scotia 4.905% due 03/02/2026 •	8,650	8,664
Banque Federative du Credit Mutuel SA
5.754% due 07/13/2026 ~	15,930	16,105
5.896% due 07/13/2026	800	813
Barclays PLC
2.852% due 05/07/2026 •	59,522	59,398
4.375% due 01/12/2026	57,927	57,834
5.304% due 08/09/2026 •	31,836	31,898
7.325% due 11/02/2026 •	1,390	1,410
BNP Paribas SA
1.323% due 01/13/2027 •	22,126	21,545
1.323% due 01/13/2027 ~	100	97
2.219% due 06/09/2026 •	8,367	8,326
2.219% due 06/09/2026 ~	3,774	3,755

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

BPCE SA
1.652% due 10/06/2026 •	31,436	30,923
1.652% due 10/06/2026 ~	6,322	6,219
5.320% due 09/25/2025 •	37,012	37,132
5.975% due 01/18/2027 •	15,768	15,912
Brighthouse Financial Global Funding 1.550% due 05/24/2026	2,298	2,217
Canadian Imperial Bank of Commerce
5.289% due 09/11/2027 ~	3,100	3,120
5.290% due 04/07/2025 ~	668	668
5.575% due 10/02/2026 ~	6,500	6,574
Citibank NA
4.951% due 04/30/2026 ~	14,500	14,556
5.066% due 08/06/2026 •	3,262	3,275
5.169% due 09/29/2025 •	2,310	2,315
Citigroup Global Markets Holdings, Inc. 4.820% due 01/20/2026 ~	35,700	35,670
Citigroup, Inc.
1.122% due 01/28/2027 ~	30,000	29,142
3.106% due 04/08/2026 •	73,731	73,707
5.809% (US0003M + 1.250%) due 07/01/2026 ~	7,757	7,769
Commonwealth Bank of Australia 4.752% due 07/07/2025 ~	12,000	12,007
Cooperatieve Rabobank UA
4.978% due 08/28/2026 ~	27,300	27,405
5.057% due 07/18/2025 •	10,500	10,517
5.062% due 01/09/2026 ~	41,000	41,162
5.068% due 03/05/2027 •	70,100	70,394
5.251% due 10/05/2026 •	950	956
Corebridge Financial, Inc. 3.500% due 04/04/2025	21,076	21,073
Credit Agricole SA
1.247% due 01/26/2027 •	17,026	16,562
1.907% due 06/16/2026 •	3,185	3,166
1.907% due 06/16/2026 ~	790	785
5.229% due 03/11/2027 ~	37,950	38,123
5.641% due 07/05/2026 •	2,800	2,826
5.641% due 07/05/2026 ~	4,230	4,269
Crown Castle, Inc. 4.450% due 02/15/2026	594	592
DBS Group Holdings Ltd.
4.976% due 03/21/2028 ~	44,000	44,102
4.983% due 09/12/2025 ~	50,000	50,063
4.983% due 09/12/2025 •	100	100
Deutsche Bank AG
2.129% due 11/24/2026 •	16,873	16,572
4.100% due 01/13/2026	8,900	8,863
4.100% due 01/13/2026 (d)	9,134	9,094
4.162% due 05/13/2025	1,075	1,074
6.119% due 07/14/2026 •	127,698	128,121
DNB Bank ASA
1.127% due 09/16/2026 •	12,500	12,302
5.896% due 10/09/2026 •	4,450	4,476
F&G Global Funding 5.150% due 07/07/2025	10,462	10,463
Federation des Caisses Desjardins du Quebec 4.991% due 01/27/2027 ~	50,000	50,022
Ford Motor Credit Co. LLC
3.375% due 11/13/2025	10,445	10,321
4.134% due 08/04/2025	25,065	24,923
4.389% due 01/08/2026	27,552	27,400
4.687% due 06/09/2025	9,540	9,527
5.125% due 06/16/2025	16,768	16,757
6.950% due 03/06/2026	11,200	11,324
7.308% due 03/06/2026 ~	2,424	2,460
GA Global Funding Trust
1.625% due 01/15/2026	13,569	13,237
3.850% due 04/11/2025	56,834	56,819
5.714% due 04/11/2025 ~	19,600	19,606
General Motors Financial Co., Inc.
2.750% due 06/20/2025	17,693	17,610
3.800% due 04/07/2025	5,800	5,799
4.350% due 04/09/2025	30,300	30,293
5.650% due 04/07/2025 •	25,817	25,821
Goldman Sachs Bank USA
5.109% due 05/21/2027 ~	21,789	21,860
5.130% due 03/18/2027 •	12,490	12,517
Goldman Sachs Group, Inc.
1.093% due 12/09/2026 ~	3,620	3,533
1.431% due 03/09/2027 •	4,700	4,559
5.148% due 12/09/2026 •	16,745	16,781
5.168% due 03/09/2027 ~	8,698	8,725
5.178% due 09/10/2027 •	3,200	3,207
5.425% due 08/10/2026 •	58,371	58,559

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.755% (US0003M + 1.170%) due 05/15/2026 ~	37,080	37,130
5.798% due 08/10/2026 •	1,210	1,215
6.311% due 10/28/2027 ~	4,000	4,081
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025	14,323	14,125
HSBC Holdings PLC
2.099% due 06/04/2026 •	20,552	20,455
4.292% due 09/12/2026 •	8,700	8,681
5.929% due 08/14/2027 •	7,900	8,004
5.940% (US0003M + 1.380%) due 09/12/2026 ~	32,394	32,592
7.336% due 11/03/2026 ~	1,307	1,327
Hyundai Capital Services, Inc. 2.125% due 04/24/2025	16,986	16,956
ING Groep NV
1.400% due 07/01/2026 ~	2,400	2,381
1.400% due 07/01/2026 •	2,925	2,901
4.625% due 01/06/2026	3,300	3,305
5.374% due 04/01/2027 •	29,473	29,607
5.919% due 09/11/2027 ~	6,000	6,085
International Bank for Reconstruction & Development 4.669% due 09/23/2026 ~	115,000	115,022
Jackson National Life Global Funding
3.875% due 06/11/2025	6,355	6,343
5.500% due 01/09/2026	2,500	2,514
John Deere Capital Corp. 4.836% due 10/22/2025 ~	16,200	16,223
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	4,000	3,913
2.083% due 04/22/2026 •	4,849	4,841
3.960% due 01/29/2027 •	36,769	36,592
4.080% due 04/26/2026 •	13,110	13,100
5.126% due 09/22/2027 ~	7,000	7,027
5.243% due 04/22/2027 ~	4,000	4,019
5.278% due 04/22/2028 •	14,458	14,561
5.288% due 07/22/2028 •	5,673	5,699
5.539% due 02/24/2028 ~	13,814	13,960
5.560% due 01/23/2028 •	14,545	14,711
5.681% due 04/26/2026 •	31,130	31,164
Lloyds Banking Group PLC
4.450% due 05/08/2025	2,868	2,867
4.716% due 08/11/2026 •	29,573	29,556
5.920% due 08/07/2027 •	9,750	9,863
5.985% due 08/07/2027 •	7,023	7,140
Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •	12,781	12,785
5.797% due 04/17/2026 •	11,447	11,452
Mizuho Financial Group, Inc.
2.226% due 05/25/2026 •	18,214	18,147
5.329% due 05/22/2026 •	62,051	62,117
Morgan Stanley
2.188% due 04/28/2026 •	52,857	52,753
5.050% due 01/28/2027 •	22,000	22,080
Morgan Stanley Bank NA 5.040% due 10/15/2027 ~	37,884	37,960
National Bank of Canada 5.263% due 03/25/2027 ~	50,000	50,140
NatWest Markets PLC
5.124% due 09/29/2026 ~	8,830	8,861
5.124% (SOFRRATE + 0.760%) due 09/29/2026 ~	250	251
5.259% (SOFRRATE + 0.900%) due 05/17/2027 ~	5,000	5,019
New York Life Global Funding 4.768% due 02/05/2027 ~	74,700	74,631
Nomura Holdings, Inc.
1.851% due 07/16/2025	90,140	89,431
5.099% due 07/03/2025	36,819	36,841
5.613% due 07/02/2027 ~	2,070	2,088
Nordea Bank Abp 5.318% due 06/06/2025 •	47,090	47,156
Pacific Life Global Funding
4.837% due 02/04/2027 ~	68,200	68,182
4.961% due 01/27/2028 ~	43,800	43,892
PNC Bank NA
4.775% due 01/15/2027 •	7,950	7,956
4.855% due 01/15/2027 •	42,550	42,614
Principal Financial Group, Inc. 3.400% due 05/15/2025	15,926	15,894
Protective Life Global Funding 4.858% due 07/22/2026 ~	30,500	30,545
Royal Bank of Canada
4.821% due 08/03/2026 ~	82,600	82,637
4.951% due 11/02/2026 •	2,600	2,603
5.150% due 07/23/2027 ~	37,077	37,180
5.184% due 03/27/2028 ~	8,300	8,304
5.194% due 04/14/2025 •	1,148	1,148

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.217% due 10/18/2028 ~	4,900	4,918
Santander Holdings USA, Inc.
3.450% due 06/02/2025	30,083	30,005
4.500% due 07/17/2025	7,878	7,873
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	55,068	54,329
1.673% due 06/14/2027 •	1,110	1,070
6.833% due 11/21/2026 •	1,240	1,256
Skandinaviska Enskilda Banken AB
5.318% due 06/09/2025 •	58,450	58,545
5.318% due 06/09/2025 ~	500	501
Standard Chartered PLC
1.456% due 01/14/2027 •	4,545	4,432
3.200% due 04/17/2025	2,830	2,828
4.050% due 04/12/2026	8,500	8,459
Sumitomo Mitsui Financial Group, Inc.
5.654% due 07/13/2026 •	31,528	31,867
5.784% due 01/13/2026 ~	26,305	26,539
Sumitomo Mitsui Trust Bank Ltd.
5.492% due 03/09/2026 •	15,122	15,223
5.524% due 09/14/2026 •	7,049	7,116
Svenska Handelsbanken AB
5.268% due 06/10/2025 •	10,850	10,866
5.608% due 06/15/2026 •	300	303
Swedbank AB
5.261% due 04/04/2025 •	5,300	5,301
5.261% due 04/04/2025 ~	935	935
5.738% due 06/15/2026 •	10,509	10,641
Toyota Motor Credit Corp.
4.809% due 05/15/2026 •	11,202	11,210
5.001% due 01/05/2026 •	8,000	8,016
5.129% due 08/07/2026 •	36,000	36,151
UBS AG 5.289% due 09/11/2025 •	4,308	4,322
UBS Group AG
1.305% due 02/02/2027 •	10,760	10,465
1.364% due 01/30/2027 •	21,642	21,066
2.193% due 06/05/2026 •	25,109	24,992
4.125% due 04/15/2026	49,300	49,115
4.488% due 05/12/2026 •	10,200	10,197
5.938% due 05/12/2026 ~	38,436	38,485
6.373% due 07/15/2026 •	3,600	3,615
United Overseas Bank Ltd. 4.963% due 04/02/2028 ~(a)	64,500	64,495
Ventas Realty LP 4.125% due 01/15/2026	3,400	3,383
VICI Properties LP
4.375% due 05/15/2025	59,787	59,826
4.625% due 06/15/2025	12,871	12,878
Wells Fargo & Co.
2.188% due 04/30/2026 •	16,671	16,636
3.908% due 04/25/2026 •	48,800	48,768
5.681% due 04/25/2026 ~	41,258	41,299
Wells Fargo Bank NA
5.065% due 01/15/2026 •	16,800	16,852
5.161% due 08/01/2025 •	9,875	9,890

		4,593,168

INDUSTRIALS 13.4%
7-Eleven, Inc. 0.950% due 02/10/2026	7,406	7,170
Altria Group, Inc. 2.350% due 05/06/2025	2,169	2,164
Arrow Electronics, Inc. 4.000% due 04/01/2025	15,158	15,158
Bacardi Ltd. 2.750% due 07/15/2026	680	664
BAT International Finance PLC
1.668% due 03/25/2026	7,595	7,378
3.950% due 06/15/2025	22,099	22,046
Bayer U.S. Finance LLC
4.250% due 12/15/2025	138,878	138,275
5.500% due 08/15/2025	2,145	2,149
6.125% due 11/21/2026	400	408
Berry Global, Inc. 1.570% due 01/15/2026	103,307	100,712
BMW U.S. Capital LLC
4.650% due 03/19/2027	7,600	7,616
4.905% due 04/02/2026 •	25,120	25,099
4.979% due 08/11/2025 •	4,000	4,006
5.158% due 08/13/2026 ~	27,741	27,765
5.194% due 04/01/2025 ~	2,200	2,200

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Boeing Co.
2.196% due 02/04/2026	52,402	51,280
2.600% due 10/30/2025	15,010	14,824
2.750% due 02/01/2026	18,825	18,495
7.250% due 06/15/2025	6,358	6,386
Broadcom, Inc. 3.150% due 11/15/2025	7,325	7,264
Canadian Natural Resources Ltd. 2.050% due 07/15/2025	1,500	1,489
Conagra Brands, Inc. 4.600% due 11/01/2025	10,701	10,690
Cox Communications, Inc. 3.350% due 09/15/2026	2,043	2,007
Energy Transfer LP
2.900% due 05/15/2025	60,315	60,176
4.750% due 01/15/2026	16,250	16,249
5.950% due 12/01/2025	22,021	22,126
FirstEnergy Pennsylvania Electric Co. 5.150% due 03/30/2026	6,648	6,685
Flex Ltd.
3.750% due 02/01/2026	13,233	13,118
4.750% due 06/15/2025	15,508	15,498
Fox Corp. 3.050% due 04/07/2025	20,766	20,762
General Motors Co.
4.000% due 04/01/2025	14,782	14,782
6.125% due 10/01/2025	5,778	5,808
Global Payments, Inc. 1.200% due 03/01/2026	2,540	2,460
HCA, Inc.
5.232% due 03/01/2028 ~	1,284	1,292
5.250% due 04/15/2025	56,708	56,712
5.250% due 06/15/2026	3,274	3,284
5.875% due 02/15/2026	8,213	8,246
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	99,470	99,387
Hyundai Capital America
1.800% due 10/15/2025	1,993	1,961
3.500% due 11/02/2026	4,632	4,550
5.353% due 03/25/2027 ~	37,700	37,680
5.401% due 03/19/2027 •	1,365	1,366
5.500% due 03/30/2026	3,283	3,311
5.511% due 08/04/2025 ~	47,480	47,580
5.681% due 11/03/2025 •	16,250	16,328
5.681% due 11/03/2025 ~	3,930	3,949
5.800% due 06/26/2025	14,500	14,531
5.848% due 01/08/2027 •	930	940
5.875% due 04/07/2025	9,684	9,686
6.000% due 07/11/2025	298	299
6.250% due 11/03/2025	9,562	9,639
Illumina, Inc. 5.800% due 12/12/2025	22,000	22,159
Imperial Brands Finance PLC 4.250% due 07/21/2025	2,859	2,852
Kinder Morgan, Inc. 4.300% due 06/01/2025	4,000	3,996
Mars, Inc. 4.450% due 03/01/2027	8,000	8,018
Mead Johnson Nutrition Co. 4.125% due 11/15/2025	200	200
Mercedes-Benz Finance North America LLC
4.930% due 08/01/2025 ~	21,019	21,041
4.991% due 07/31/2026 •	34,600	34,620
5.021% due 01/09/2026 ~	75,100	75,223
Microchip Technology, Inc. 4.250% due 09/01/2025	40,161	40,114
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	1,160	1,148
NXP BV
2.700% due 05/01/2025	7,444	7,431
5.350% due 03/01/2026	14,570	14,641
Oracle Corp. 2.950% due 05/15/2025	24,292	24,238
Otis Worldwide Corp. 2.056% due 04/05/2025	2,900	2,898
Penske Truck Leasing Co. LP
1.200% due 11/15/2025	18,870	18,447
4.000% due 07/15/2025	10,174	10,151
Reynolds American, Inc. 4.450% due 06/12/2025	34,133	34,090
Rogers Communications, Inc. 3.625% due 12/15/2025	12,469	12,361
Rolls-Royce PLC 3.625% due 10/14/2025	450	448

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025	366	366
3.625% due 04/28/2026	12,300	12,170
Synopsys, Inc. 4.550% due 04/01/2027	35,400	35,539
T-Mobile USA, Inc.
2.250% due 02/15/2026	183	179
3.500% due 04/15/2025	148,442	148,366
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025	26,400	26,388
Uber Technologies, Inc. 7.500% due 09/15/2027	8,869	8,984
VMware LLC 4.500% due 05/15/2025	32,974	32,953
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	5,610	5,483
5.190% due 03/20/2026 •	46,879	46,928
5.190% due 03/20/2026 ~	14,812	14,827
5.288% due 09/12/2025 •	20,032	20,064
5.288% due 09/12/2025 ~	4,340	4,347
5.418% due 08/14/2026 •	23,043	23,105
5.418% due 08/14/2026 ~	675	677
5.423% due 03/25/2027 ~	57,800	57,887
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	24,858	24,759
Zoetis, Inc.
4.500% due 11/13/2025	9,225	9,222
5.400% due 11/14/2025	334	335

		1,780,305

UTILITIES 6.7%
AES Corp. 1.375% due 01/15/2026	23,478	22,837
American Electric Power Co., Inc.
1.000% due 11/01/2025	5,950	5,823
5.699% due 08/15/2025	14,697	14,750
Appalachian Power Co. 3.400% due 06/01/2025	863	861
Arizona Public Service Co. 3.150% due 05/15/2025	4,272	4,265
Avangrid, Inc. 3.200% due 04/15/2025	43,827	43,792
Black Hills Corp. 3.950% due 01/15/2026	13,974	13,881
Dominion Energy, Inc. 3.900% due 10/01/2025	6,491	6,471
DTE Energy Co. 1.050% due 06/01/2025	24,082	23,922
Duke Energy Corp. 3.364% due 04/15/2025	17,100	17,077
East Ohio Gas Co. 1.300% due 06/15/2025	3,520	3,492
Edison International 4.700% due 08/15/2025	10,441	10,443
Electricite de France SA 3.625% due 10/13/2025	7,528	7,478
Enel Finance International NV
4.500% due 06/15/2025	12,803	12,785
7.050% due 10/14/2025	13,729	13,859
Entergy Corp. 0.900% due 09/15/2025	16,406	16,142
Georgia Power Co. 5.109% due 05/08/2025 ~	92,481	92,531
Jersey Central Power & Light Co. 4.300% due 01/15/2026	1,075	1,070
NextEra Energy Capital Holdings, Inc.
5.120% due 01/29/2026 ~	62,039	62,256
5.749% due 09/01/2025	11,845	11,894
Oncor Electric Delivery Co. LLC 4.500% due 03/20/2027	10,900	10,945
ONEOK, Inc.
2.200% due 09/15/2025	15,112	14,940
5.850% due 01/15/2026	48,992	49,372
Pacific Gas & Electric Co.
3.150% due 01/01/2026	62,652	61,853
3.450% due 07/01/2025	36,405	36,262
3.500% due 06/15/2025	3,800	3,789
4.950% due 06/08/2025	11,902	11,893
5.282% due 09/04/2025 •	83,362	83,375
Pinnacle West Capital Corp.
1.300% due 06/15/2025	23,367	23,190
5.178% due 06/10/2026 ~	18,104	18,197

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

SA Global Sukuk Ltd. 1.602% due 06/17/2026	7,100	6,843
Sempra 3.300% due 04/01/2025	63,822	63,822
Southern California Edison Co.
1.200% due 02/01/2026	5,707	5,538
3.700% due 08/01/2025	7,188	7,163
4.200% due 06/01/2025	11,561	11,546
4.400% due 09/06/2026	4,800	4,778
5.350% due 03/01/2026	77,234	77,570
Southern California Gas Co. 2.600% due 06/15/2026	3,730	3,650
System Energy Resources, Inc. 2.140% due 12/09/2025	1,375	1,350

		881,705

Total Corporate Bonds & Notes (Cost $7,244,136)		7,255,178

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
2.000% due 12/25/2044	733	645
4.704% due 05/25/2037 •	7	7
4.743% due 06/25/2048 •	5,540	5,468
4.754% due 12/25/2045 •	1,285	1,268
4.763% due 08/25/2044 •	1,869	1,822
4.766% due 01/25/2037 •	185	183
4.784% due 02/25/2037 •	15	14
4.793% due 08/25/2044 - 10/25/2044 •	6,157	6,079
4.804% due 11/25/2036 •	27	27
4.843% due 07/25/2044 - 03/25/2060 •	14,633	14,405
4.854% due 06/25/2026 •	14	14
4.862% due 04/18/2028 - 09/18/2031 •	44	45
4.864% due 09/25/2035 •	159	158
4.874% due 03/25/2037 •	113	112
4.893% due 07/25/2046 •	3,717	3,689
4.904% due 02/25/2038 - 06/25/2059 •	4,541	4,456
4.943% due 07/25/2046 •	2,323	2,278
4.954% due 06/25/2031 •	33	33
4.962% due 05/18/2032 •	25	25
5.012% due 03/18/2032 •	46	46
5.134% due 12/25/2037 •	198	198
5.154% due 05/25/2037 •	42	42
5.190% due 11/25/2054 •	26,234	26,206
5.204% due 03/25/2037 - 02/25/2040 •	38	38
5.234% due 02/25/2038 •	518	520
5.240% due 09/25/2054 •(g)	286,259	286,428
5.240% due 02/25/2055 •	22,050	22,021
5.252% due 04/25/2055 «•	41,841	41,550
5.290% due 01/25/2055 - 03/25/2055 •	16,937	16,988
5.304% due 07/25/2038 •	10	10
5.354% due 03/25/2032 •	6	6
5.440% due 06/25/2054 - 01/25/2055 •	38,693	38,827
5.540% due 12/25/2053 - 02/25/2055 •	73,734	74,246
5.590% due 02/25/2055 •	14,570	14,692
7.021% due 01/01/2036 •	1,132	1,173
7.166% due 05/01/2038 •	147	153
Freddie Mac
1.000% due 08/15/2044	3,868	3,200
4.713% due 11/15/2036 - 01/15/2040 •	4	4
4.763% due 05/15/2038 •	1,241	1,261
4.773% due 05/15/2041 •	1,244	1,225
4.783% due 02/15/2037 •	420	416
4.793% due 03/15/2037 - 03/15/2043 •	21,831	21,430
4.843% due 12/15/2042 - 11/15/2044 •	3,309	3,309
4.863% due 06/15/2044 •	4,226	4,178
4.883% due 04/15/2041 •	130	129
4.893% due 12/15/2037 •	727	710
4.913% due 09/15/2048 - 04/15/2049 •	3,102	3,032
4.957% due 02/25/2026 •	1,478	1,478
4.963% due 07/15/2039 •	18	18
5.129% due 03/15/2050 •	29,694	29,468
5.170% due 04/25/2055 «•	96,600	95,889
5.240% due 07/25/2054 - 03/25/2055 •	56,685	56,725
5.280% due 11/25/2054 •(g)	246,997	247,321
5.290% due 03/25/2055 •	89,053	89,325
5.320% due 02/25/2055 •	25,636	25,743
5.340% due 09/25/2054 - 02/25/2055 •	66,334	66,662
5.490% due 12/25/2054 - 01/25/2055 •	84,899	85,350
5.540% due 01/25/2055 - 02/25/2055 •	43,055	43,350
5.590% due 05/25/2054 •	41,397	41,755
7.044% due 09/01/2037 •	808	838
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	2,275	2,018
3.000% due 07/20/2046	180	176

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

4.640% due 05/20/2063 •	59	59
4.644% due 01/20/2068 •	857	850
4.723% due 09/20/2060 - 03/20/2068 •	5,247	5,241
4.753% due 10/20/2060 •	490	488
4.773% due 08/20/2058 •	340	340
4.793% due 11/20/2070 - 12/20/2070 •	15,027	14,806
4.803% due 12/20/2060 •	1,017	1,014
4.823% due 11/20/2070 •	2,429	2,396
4.884% due 03/20/2049 - 06/20/2049 •	11,405	11,167
4.893% due 06/20/2067 •	517	517
4.903% due 04/20/2065 •	143	143
4.916% due 10/20/2068 •	1,188	1,185
4.923% due 03/20/2061 - 07/20/2067 •	2,092	2,093
4.938% due 10/20/2062 •	35	35
4.973% due 05/20/2065 •	11,161	11,133
5.023% due 01/20/2062 - 05/20/2069 •	7,782	7,775
5.034% due 09/20/2040 •	2,566	2,515
5.053% due 04/20/2065 •	3,605	3,597
5.054% due 05/20/2041 •	4,955	4,867
5.064% due 10/20/2040 •	4,655	4,558
5.073% due 11/20/2064 - 10/20/2065 •	15,509	15,483
5.084% due 05/20/2041 •	1,381	1,353
5.123% due 04/20/2070 •	30,884	30,775
5.134% due 01/16/2040 •	1,818	1,817
5.153% due 09/20/2063 •	58	58
5.173% due 11/20/2065 - 02/20/2067 •	2,227	2,226
5.174% due 02/20/2040 •	1,589	1,590
5.199% due 12/20/2068 •	4,622	4,626
5.203% due 09/20/2066 •	567	567
5.204% due 04/20/2040 •	3,307	3,313
5.223% due 07/20/2066 •	999	999
5.234% due 03/20/2040 •	3,455	3,465
5.253% due 08/20/2066 •	422	424
5.274% due 01/20/2074 •	14,271	14,433
5.294% due 09/20/2073 •	9,875	9,995
5.323% due 09/20/2069 •	653	655
5.343% due 07/20/2065 •	1,568	1,571
5.423% due 01/20/2066 - 12/20/2066 •	2,967	2,975
5.430% due 05/20/2060 •	1,059	1,071
5.438% due 05/20/2060 - 06/20/2060 •	2,093	2,108
5.444% due 05/20/2073 •	19,729	19,869
5.473% due 02/20/2066 •	4,403	4,415
6.000% due 12/15/2033	7	7
6.173% due 06/20/2068 •	8,907	8,929
6.500% due 11/15/2033 - 12/15/2033	6	6
6.522% due 04/20/2067 •	797	807
6.723% due 06/20/2067 •	3,456	3,490
7.000% due 01/15/2031 - 07/15/2032	4	2
7.500% due 09/15/2027 - 06/15/2028	7	8

Total U.S. Government Agencies (Cost $1,601,818)		1,600,698

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025 (i)	27,908	27,932

Total U.S. Treasury Obligations (Cost $27,533)		27,932

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Arroyo Mortgage Trust 1.175% due 10/25/2048 •	9,956	8,933
Ashford Hospitality Trust 5.392% due 04/15/2035 ~	596	593
Bear Stearns Adjustable Rate Mortgage Trust 5.253% due 08/25/2033 •	223	215
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	21,801	18,170
Commercial Mortgage Trust 5.734% due 12/15/2038 •	8,221	8,138
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.194% due 07/15/2032 ~	3,095	3,064
6.284% due 10/15/2037 •	8,700	8,618
CRSNT Commercial Mortgage Trust 5.254% due 04/15/2036 •	52,400	51,645
Extended Stay America Trust 5.513% due 07/15/2038 ~	2,079	2,078
GCAT Trust
2.650% due 10/25/2068 ~	1,146	1,107
2.885% due 12/27/2066 •	18,498	17,116
JP Morgan Chase Commercial Mortgage Securities Trust 5.934% due 09/15/2029 ~	17,535	16,813
Legacy Mortgage Asset Trust 5.892% due 10/25/2066 þ	4,455	4,457

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.134% due 11/15/2031 •	145	140
MF1 Ltd. 5.389% due 12/15/2034 ~	2,700	2,686
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	319	310
Morgan Stanley Capital Trust 5.467% due 11/15/2034 •	4,332	4,290
Natixis Commercial Mortgage Securities Trust 5.534% due 08/15/2038 •	3,000	2,880
OBX Trust 2.783% due 01/25/2062 þ	37,526	35,612
Starwood Commercial Mortgage Trust 5.292% due 11/15/2036 •	17,200	17,060
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 •	2,438	2,288
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	10,784	10,294
3.750% due 03/25/2058 •	7,357	7,096
5.435% due 10/25/2059 ~	919	931
Verus Securitization Trust 0.820% due 10/25/2063 •	3,104	2,986

Total Non-Agency Mortgage-Backed Securities (Cost $239,576)		227,520

ASSET-BACKED SECURITIES 21.2%
AUTOMOBILE ABS OTHER 7.2%
BMW Vehicle Lease Trust 4.760% due 01/25/2027 ~	11,949	11,955
CarMax Auto Owner Trust
4.779% due 03/15/2028 •	39,500	39,508
4.799% due 12/15/2027 ~	15,760	15,765
4.819% due 09/15/2027 ~	39,543	39,557
4.927% due 05/17/2027 •	2,771	2,772
4.949% due 11/16/2026 •	4,008	4,010
4.969% due 03/15/2027 •	10,692	10,698
5.149% due 12/15/2026 ~	7,440	7,446
Chesapeake Funding LLC
5.119% due 05/15/2036 •	7,920	7,933
5.599% due 05/15/2035 •	6,348	6,380
Citizens Auto Receivables Trust
4.889% due 11/16/2026 •	11,509	11,513
5.079% due 10/15/2026 ~	5,515	5,517
Fifth Third Auto Trust 4.879% due 11/16/2026 •	5,353	5,353
Ford Credit Auto Lease Trust
4.749% due 02/15/2027 ~	27,529	27,523
4.759% due 08/15/2027 ~	24,200	24,187
Ford Credit Auto Owner Trust 4.749% due 04/15/2027 •	25,852	25,856
GM Financial Automobile Leasing Trust
4.754% due 05/20/2027 •	122,000	122,003
4.814% due 01/20/2027 •	28,500	28,509
GM Financial Consumer Automobile Receivables Trust
4.749% due 02/16/2027 •	3,177	3,177
4.749% due 10/18/2027 •	33,700	33,703
4.817% due 09/16/2026 ~	1,068	1,068
4.879% due 11/16/2026 •	4,355	4,357
Hyundai Auto Lease Securitization Trust
4.749% due 06/15/2027 •	39,550	39,551
4.849% due 03/15/2027 ~	9,287	9,296
4.949% due 03/16/2026 •	5,611	5,612
Hyundai Auto Receivables Trust
4.749% due 09/15/2027 ~	34,200	34,206
4.829% due 05/15/2026 ~	863	863
M&T Bank Auto Receivables Trust 4.849% due 05/15/2028 •	26,000	25,982
Mercedes-Benz Auto Lease Trust 4.789% due 12/15/2026 ~	12,336	12,339
Nissan Auto Lease Trust
4.759% due 06/15/2027 •	20,034	20,041
4.799% due 11/15/2027 •	56,300	56,292
Nissan Auto Receivables Owner Trust
4.729% due 06/15/2027 •	31,500	31,500
4.909% due 05/15/2026 •	8,258	8,262
SFS Auto Receivables Securitization Trust 5.144% due 03/22/2027 •	347	347
Tesla Auto Lease Trust
4.844% due 06/22/2026 •	5,196	5,197
4.934% due 01/20/2027 •	3,795	3,798
Tesla Electric Vehicle Trust 4.864% due 12/21/2026 ~	5,415	5,417

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Toyota Auto Receivables Owner Trust
4.739% due 08/16/2027 •	52,843	52,886
4.749% due 08/17/2026 ~	5,219	5,221
Toyota Lease Owner Trust
4.754% due 07/20/2027 •	83,400	83,412
4.784% due 02/22/2027 •	23,560	23,578
Volkswagen Auto Lease Trust
4.814% due 12/21/2026 ~	22,421	22,392
4.914% due 01/20/2026 ~	761	761
Volkswagen Auto Loan Enhanced Trust
4.864% due 12/21/2026 •	4,821	4,823
4.974% due 03/22/2027 •	15,903	15,924
World Omni Auto Receivables Trust
4.759% due 12/15/2026 •	4,525	4,526
4.819% due 01/18/2028 •	1,847	1,848
4.929% due 02/16/2027 •	4,797	4,802
World Omni Automobile Lease Securitization Trust
4.742% due 12/15/2027 •	20,500	20,508
4.779% due 02/16/2027 •	17,756	17,765

		955,939

AUTOMOBILE SEQUENTIAL 5.4%
Ally Auto Receivables Trust
4.460% due 07/15/2027	4,419	4,416
5.320% due 01/15/2027	3,137	3,141
ARI Fleet Lease Trust
5.410% due 02/17/2032	26,481	26,542
5.540% due 04/15/2033	11,792	11,872
Bank of America Auto Trust
5.530% due 02/15/2028	7,128	7,181
5.850% due 08/17/2026	4,505	4,512
BMW Vehicle Owner Trust 5.470% due 02/25/2028	10,226	10,295
BofA Auto Trust
5.350% due 11/15/2028	7,000	7,083
5.570% due 12/15/2026	1,128	1,132
CarMax Auto Owner Trust
3.490% due 02/16/2027	3,023	3,013
4.750% due 10/15/2027	5,573	5,588
5.050% due 01/18/2028	5,394	5,413
5.300% due 03/15/2027	5,474	5,486
5.340% due 08/16/2027	4,638	4,658
5.650% due 05/17/2027	8,249	8,277
5.720% due 11/16/2026	2,128	2,131
6.000% due 07/17/2028	3,000	3,052
Carvana Auto Receivables Trust
3.210% due 12/11/2028	1,452	1,433
4.130% due 04/12/2027	696	695
4.260% due 10/10/2029	3,310	3,304
4.500% due 06/12/2028	5,900	5,898
4.610% due 11/10/2027	12,157	12,155
4.620% due 02/10/2028	3,300	3,299
4.640% due 01/10/2030	8,300	8,327
5.050% due 04/10/2029	13,985	14,086
5.330% due 07/10/2029	1,090	1,100
5.500% due 08/10/2027	4,867	4,878
5.620% due 01/10/2029	1,000	1,012
5.630% due 11/10/2027	6,489	6,505
5.770% due 04/12/2027	227	227
5.980% due 12/10/2027	7,938	7,984
6.090% due 11/10/2026	114	114
6.160% due 10/10/2028	1,900	1,925
6.230% due 01/11/2027	923	923
Chase Auto Owner Trust
4.940% due 07/25/2029	19,100	19,272
5.480% due 04/26/2027	4,043	4,053
5.530% due 09/27/2027	7,564	7,596
5.660% due 05/26/2027	9,775	9,807
5.680% due 01/25/2029	13,825	14,019
5.900% due 03/25/2027	8,824	8,844
Citizens Auto Receivables Trust
5.330% due 08/15/2028	9,699	9,790
5.840% due 01/18/2028	12,996	13,100
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	868	866
4.380% due 07/20/2029	4,704	4,696
4.650% due 10/20/2027	4,200	4,209
4.690% due 07/20/2027	42,000	42,059
5.310% due 04/20/2027	2,000	2,010
5.740% due 12/20/2026	22,859	22,995
FCCU Auto Receivables Trust 5.760% due 11/15/2027	4,175	4,196

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Ford Credit Auto Owner Trust
4.320% due 08/15/2027	9,000	8,990
4.650% due 02/15/2028	3,801	3,807
GECU Auto Receivables Trust 5.950% due 03/15/2027	2,308	2,312
GM Financial Automobile Leasing Trust
4.540% due 05/20/2027	7,600	7,613
5.380% due 11/20/2026	1,029	1,032
GM Financial Consumer Automobile Receivables Trust
4.660% due 02/16/2028	2,037	2,039
5.100% due 03/16/2029	9,140	9,236
5.130% due 04/16/2029	4,131	4,180
5.450% due 06/16/2028	6,105	6,154
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2028	43,149	43,599
GreenState Auto Receivables Trust 5.530% due 08/16/2027	4,449	4,463
Harley Davidson Motorcycle Trust 4.620% due 08/16/2027	28,305	28,316
Hertz Vehicle Financing LLC 1.990% due 06/25/2026	5,750	5,726
Honda Auto Receivables Owner Trust
4.560% due 03/15/2027	18,000	18,002
5.210% due 08/15/2028	2,997	3,027
5.410% due 04/15/2026	663	663
5.710% due 03/18/2026	4,555	4,557
5.870% due 06/22/2026	8,868	8,886
Huntington Auto Trust 5.500% due 03/15/2027	3,027	3,033
Hyundai Auto Receivables Trust 4.410% due 05/15/2029	13,193	13,219
LAD Auto Receivables Trust
4.640% due 11/15/2027	1,000	1,001
5.210% due 06/15/2027	529	530
5.700% due 03/15/2027	704	706
5.930% due 06/15/2027	1,462	1,463
Mercedes-Benz Auto Receivables Trust 5.920% due 11/16/2026	7,144	7,158
Nissan Auto Lease Trust 4.600% due 11/15/2027	2,088	2,091
Oscar U.S. Funding LLC 5.480% due 02/10/2027	4,763	4,772
PenFed Auto Receivables Owner Trust 5.040% due 09/15/2027	3,965	3,972
SBNA Auto Lease Trust
4.680% due 04/20/2027	2,500	2,501
4.940% due 11/20/2026	20,786	20,810
5.450% due 01/20/2026	3,922	3,924
5.560% due 11/22/2027	30,970	31,272
5.670% due 11/20/2026	2,123	2,128
6.270% due 04/20/2026	4,053	4,057
SCCU Auto Receivables Trust 5.450% due 12/15/2027	1,307	1,311
SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028	9,597	9,605
4.710% due 05/22/2028	1,951	1,953
4.950% due 05/21/2029	4,882	4,911
5.470% due 10/20/2028	8,500	8,567
5.890% due 03/22/2027	72	72
Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	4,480	4,462
4.630% due 09/15/2027	4,947	4,950
5.300% due 09/15/2027	3,852	3,870
USAA Auto Owner Trust
5.030% due 03/15/2029	7,524	7,590
5.250% due 03/15/2027	19,964	20,012
5.580% due 05/15/2028	2,489	2,506
World Omni Auto Receivables Trust
4.430% due 12/17/2029	5,440	5,450
4.660% due 05/15/2028	5,806	5,810
4.780% due 01/18/2028	7,177	7,184
5.610% due 02/15/2028	1,322	1,329
5.910% due 02/16/2027	3,679	3,689

		713,679

CMBS OTHER 0.6%
AREIT Trust
5.514% due 11/17/2038 ~	2,389	2,376
5.597% due 01/20/2037 •	21,741	21,646
BXMT Ltd. 6.334% due 11/15/2037 •	20,511	20,414
GPMT Ltd. 5.931% due 07/16/2035 ~	13,840	13,761

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Starwood Commercial Mortgage Trust 5.699% due 11/15/2038 ~	19,503	19,471

		77,668

CREDIT CARD BULLET 1.6%
Citibank Credit Card Issuance Trust
5.038% due 08/07/2027 •	34,100	34,160
5.205% due 05/14/2029 •	5,550	5,600
Discover Card Execution Note Trust 4.930% due 06/15/2028	11,195	11,277
Golden Credit Card Trust 4.310% due 09/15/2027	14,760	14,742
Master Credit Card Trust
5.097% due 01/21/2028 •	67,143	67,307
5.197% due 01/21/2027 ~	77,200	77,314

		210,400

CREDIT CARD OTHER 2.0%
CARDS Trust 5.158% due 07/15/2028 •	13,100	13,119
Golden Credit Card Trust
1.140% due 08/15/2028	52,270	50,020
1.970% due 01/15/2029	35,200	33,723
Trillium Credit Card Trust
5.047% due 12/26/2028 ~	67,700	67,853
5.147% due 08/26/2028 ~	95,000	95,190

		259,905

WHOLE LOAN COLLATERAL 0.0%
PRET LLC 4.868% due 07/25/2051 þ	3,220	3,218

OTHER ABS 4.4%
ACAS CLO Ltd. 5.445% due 10/18/2028 ~	280	280
AGL CLO Ltd. 5.755% due 07/20/2034 •	400	400
Allegro CLO Ltd. 5.543% due 01/19/2033 •	3,700	3,701
Anchorage Capital CLO Ltd. 5.730% due 04/22/2034 ~	2,600	2,602
Apidos CLO
5.565% due 04/20/2031 ~	2,623	2,624
5.669% due 07/16/2031 •	379	379
Ares CLO Ltd. 5.623% due 04/17/2033 •	24,800	24,838
Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •	1,550	1,544
5.632% due 04/22/2031 •	810	810
BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~	7,097	7,099
5.523% due 11/15/2030 ~	3,598	3,599
5.732% due 10/22/2030 ~	452	452
Carlyle Global Market Strategies CLO Ltd.
5.530% due 08/14/2030 •	311	311
5.612% due 07/27/2031 •	1,360	1,361
Catamaran CLO Ltd. 5.652% due 04/22/2030 •	4,038	4,040
CIFC Funding Ltd. 5.508% due 10/24/2030 ~	17,696	17,714
CNH Equipment Trust 5.900% due 02/16/2027	9,363	9,382
Commonbond Student Loan Trust 5.285% due 05/25/2041 •	153	151
Crestline Denali CLO Ltd. 5.585% due 04/20/2030 ~	2,318	2,319
Dell Equipment Finance Trust
4.751% due 10/22/2025	17,236	17,246
6.100% due 04/23/2029	3,038	3,042
DLLAA LLC 4.700% due 10/20/2027	27,100	27,156
DLLAD LLC 5.190% due 04/20/2026	622	622
DLLMT LLC 5.353% due 08/20/2025	756	756
DLLST LLC 5.330% due 01/20/2026	8,185	8,195
Dryden Senior Loan Fund
5.443% due 10/19/2029 ~	8,103	8,108
5.525% due 04/18/2031 •	6,444	6,447

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.553% due 01/17/2033 •	3,400	3,400
Elevation CLO Ltd. 5.512% due 10/25/2030 •	851	851
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	5,188	4,601
Galaxy CLO Ltd. 5.534% due 10/15/2030 •	1,194	1,194
Gallatin CLO Ltd. 5.654% due 07/15/2031 •	4,583	4,588
GoldenTree Loan Management U.S. CLO Ltd. 5.447% due 04/24/2031 •	10,645	10,641
Golub Capital Partners CLO Ltd. 5.610% due 10/25/2034 •	6,600	6,597
Golub Capital Partners Static Ltd. 5.523% due 04/20/2033 •	4,739	4,739
KKR CLO Ltd. 5.495% due 07/18/2030 •	833	834
Kubota Credit Owner Trust
5.450% due 04/15/2027	23,080	23,204
5.610% due 07/15/2026	10,858	10,880
LCM Loan Income Fund Ltd. 5.585% due 04/20/2031 •	3,359	3,360
LCM Ltd.
5.555% due 07/20/2030 •	66	66
5.625% due 01/20/2031 •	3,416	3,417
5.634% due 04/15/2031 •	698	698
M&T Equipment Notes 6.090% due 07/15/2030	3,547	3,551
Madison Park Funding Ltd.
5.532% due 07/27/2031 ~	4,686	4,695
5.545% due 04/20/2032 •	4,209	4,210
Magnetite Ltd. 5.452% due 10/15/2031 •	6,256	6,260
Marathon CLO Ltd. 5.502% due 04/15/2032 ~	10,213	10,216
Marble Point CLO Ltd. 5.735% due 12/18/2030 ~	1,113	1,113
MidOcean Credit CLO 5.523% due 04/20/2033 •	17,617	17,620
MMAF Equipment Finance LLC
5.200% due 09/13/2027	6,211	6,236
5.790% due 11/13/2026	6,158	6,174
Mountain View CLO LLC 5.609% due 01/16/2031 •	3,808	3,809
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	3,349	3,046
1.310% due 01/15/2069	8,138	7,651
1.580% due 04/15/2070	25,316	22,698
1.690% due 05/15/2069	4,804	4,534
2.230% due 07/15/2070	20,423	18,458
3.130% due 02/15/2068	1,272	1,248
4.000% due 12/15/2059	359	356
5.434% due 04/15/2069 ~	6,243	6,248
Navient Student Loan Trust
5.254% due 07/26/2066 ~	3,977	3,960
5.504% due 12/27/2066 ~	11,021	11,162
Nelnet Student Loan Trust
1.420% due 04/20/2062	493	461
4.744% due 12/24/2035 ~	996	989
5.235% due 08/25/2067 •	9,355	9,323
5.254% due 09/25/2065 •	5,371	5,371
5.304% due 02/25/2066 •	5,071	5,068
Neuberger Berman CLO Ltd.
5.484% due 10/15/2029 •	622	622
5.591% due 01/28/2030 •	3,721	3,723
Newark BSL CLO Ltd. 5.532% due 07/25/2030 ~	2,035	2,032
Octagon Investment Partners Ltd. 5.443% due 10/20/2030 •	6,727	6,728
OZLM Ltd.
5.443% due 07/20/2030 ~	2,491	2,492
5.493% due 10/20/2031 ~	1,032	1,033
PEAC Solutions Receivables LLC 4.940% due 10/20/2028	6,200	6,221
PHEAA Student Loan Trust 5.404% due 11/25/2065 ~	2,624	2,621
Race Point CLO Ltd. 5.504% due 10/15/2030 •	1,823	1,824
Rad CLO Ltd. 5.530% due 04/25/2032 •	8,127	8,134
Romark CLO Ltd. 5.582% due 10/23/2030 •	13,966	13,977
Saranac CLO Ltd. 5.699% due 08/13/2031 ~	6,160	6,163

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

SLM Private Credit Student Loan Trust 4.871% due 12/15/2038 •	2,778	2,725
SLM Student Loan Trust
5.104% due 12/27/2038 ~	1,320	1,310
5.154% due 01/25/2029 •	1,585	1,556
SMB Private Education Loan Trust
1.290% due 07/15/2053	9,516	8,935
5.034% due 03/17/2053 •	3,968	3,935
5.334% due 09/15/2034 •	722	722
5.534% due 07/15/2053 •	1,200	1,203
SoFi Professional Loan Program LLC 2.650% due 09/25/2040	400	394
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	8,082	7,545
Sound Point CLO Ltd.
5.542% due 07/25/2030 •	2,012	2,011
5.644% due 04/15/2030 ~	154	154
5.662% due 07/26/2031 ~	266	266
5.675% due 01/21/2031 ~	3,117	3,119
5.705% due 04/18/2031 •	584	584
Steele Creek CLO Ltd. 5.625% due 04/21/2031 ~	59	59
Tesla Sustainable Energy Trust 4.830% due 12/03/2025	211	211
TIAA CLO Ltd. 5.719% due 01/16/2031 ~	483	484
Trestles CLO Ltd. 5.725% due 10/20/2034 •	7,700	7,706
Venture CLO Ltd.
5.545% due 07/20/2030 •	11,550	11,558
5.605% due 07/20/2030 •	3,504	3,504
Verizon Master Trust
4.890% due 04/13/2028	18,242	18,243
5.014% due 08/20/2030 •	22,600	22,699
5.024% due 09/08/2028 •	26,000	26,045
Voya CLO Ltd.
5.514% due 04/17/2030 •	4,235	4,231
5.544% due 06/07/2030 ~	1,272	1,273
5.564% due 10/15/2030 •	3,946	3,950

		588,697

Total Asset-Backed Securities (Cost $2,813,179)		2,809,506

SOVEREIGN ISSUES 3.0%
CDP Financial, Inc. 4.759% due 05/19/2025 ~	33,250	33,265
CPPIB Capital, Inc.
5.608% due 03/11/2026 ~	36,000	36,365
5.609% due 04/04/2025 •	114,250	114,261
Kommunalbanken AS
4.760% due 03/03/2028 •	15,000	15,024
5.358% due 06/17/2026 ~	13,000	13,111
Kommunekredit
5.358% due 09/16/2025 ~	24,500	24,590
5.358% due 11/16/2025 ~	95,400	95,869
Kuntarahoitus Oyj 5.360% due 02/02/2029 ~	63,800	65,108

Total Sovereign Issues (Cost $397,460)		397,593

SHORT-TERM INSTRUMENTS 8.3%
COMMERCIAL PAPER 5.3%
AbbVie, Inc.
4.640% due 04/15/2025	36,100	36,032
4.640% due 04/17/2025	18,100	18,061
AES Corp.
4.850% due 04/01/2025	13,200	13,198
4.880% due 04/02/2025	19,100	19,095
4.900% due 04/10/2025	19,600	19,574
4.900% due 04/11/2025	3,900	3,894
Broadcom, Inc. 4.570% due 04/24/2025	8,500	8,474
Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (a)	87,600	87,305
4.900% due 04/25/2025 (a)	10,300	10,266
4.950% due 04/25/2025	23,000	22,924
CBRE Services, Inc. 4.620% due 04/03/2025	700	700
Conagra Brands, Inc. 4.900% due 04/15/2025	7,400	7,385
Constellation Brands, Inc.
4.800% due 04/11/2025	2,800	2,796

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

4.800% due 04/21/2025	3,200	3,191
Crown Castle, Inc.
4.910% due 04/29/2025	97,200	96,817
4.910% due 05/06/2025 (a)	4,100	4,080
Entergy Corp. 4.550% due 05/12/2025	600	597
Equifax, Inc. 4.630% due 04/09/2025	10,700	10,688
Global Payments, Inc.
5.000% due 04/03/2025	13,200	13,195
5.000% due 04/07/2025	13,000	12,987
5.000% due 04/23/2025	20,600	20,534
5.000% due 04/24/2025	21,000	20,930
Jabil, Inc.
4.810% due 04/11/2025 (a)	11,700	11,682
4.820% due 04/07/2025	27,400	27,373
4.820% due 04/11/2025	27,900	27,856
Jones Lang LaSalle Finance BV
4.750% due 04/17/2025	23,600	23,549
4.750% due 04/22/2025	15,900	15,856
Keurig Dr. Pepper, Inc. 4.600% due 04/23/2025	86,500	86,249
Marsh & McLennan Cos, Inc. 4.600% due 04/17/2025	17,000	16,963
Northrop Grumman Corp. 4.590% due 05/28/2025	21,800	21,640
NXP BV 4.570% due 04/28/2025	14,000	13,950
VW Credit, Inc. 4.580% due 04/02/2025	27,800	27,793

		705,634

REPURCHASE AGREEMENTS (f) 3.0%		400,400

SHORT-TERM NOTES 0.0%
GreenSky Home Improvement Issuer Trust 4.749% due 03/25/2026	$3,300	3,308

Total Short-Term Instruments (Cost $1,109,403)		1,109,342

Total Investments in Securities (Cost $13,433,105)		13,427,769

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 4.470% (c)(d)(e)	856,400	856

Total Short-Term Instruments (Cost $856)		856

Total Investments in Affiliates (Cost $856)		856

Total Investments 101.2% (Cost $13,433,961)		$13,428,625
Financial Derivative Instruments (h) 0.0%(Cost or Premiums, net $0)		364
Other Assets and Liabilities, net (1.2)%		(161,898)

Net Assets 100.0%		$13,267,091

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $840 were out on loan in exchange for $856 of cash collateral as of March 31, 2025.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.410%	03/31/2025	04/01/2025	$313,500	U.S. Treasury Notes 2.750% - 3.750% due 04/30/2027 - 12/31/2028		$(319,468)	$313,500	$313,538
	4.440	03/31/2025	04/01/2025	82,900	U.S. Treasury Notes 0.375% due 07/31/2027		(84,540)	82,900	82,910
JPS	4.500	03/31/2025	04/01/2025	4,000	U.S. Treasury Notes 0.750% due 03/31/2026		(4,082)	4,000	4,001

Total Repurchase Agreements							$(408,090)	$400,400	$400,449

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)		Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

SBI				4.510%		03/27/2025	04/03/2025	$(141,450)	$(141,539)
				4.510		03/28/2025	04/04/2025	(12,262)	(12,267)

Total Reverse Repurchase Agreements									$(153,806)

(g)	Securities with an aggregate market value of $161,884 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was ($33,412) at a weighted average interest rate of 4.325%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures				03/2026	3,715	$(895,083)	$306	$310	$(4)
U.S. Treasury 2-Year Note June Futures				06/2025	6,203	(1,285,087)	(3,434)	48	0
U.S. Treasury 5-Year Note June Futures				06/2025	312	(33,745)	(208)	10	0

Total Futures Contracts							$(3,336)	$368	$(4)

(i)	Securities with an aggregate market value of $5,676 and cash of $7,721 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,593,168	$0	$4,593,168
Industrials	0	1,780,305	0	1,780,305
Utilities	0	881,705	0	881,705
U.S. Government Agencies	0	1,600,698	0	1,600,698
U.S. Treasury Obligations	0	27,932	0	27,932
Non-Agency Mortgage-Backed Securities	0	227,520	0	227,520
Asset-Backed Securities
Automobile ABS Other	0	955,939	0	955,939
Automobile Sequential	0	713,679	0	713,679
CMBS Other	0	77,668	0	77,668
Credit Card Bullet	0	210,400	0	210,400
Credit Card Other	0	259,905	0	259,905
Whole Loan Collateral	0	3,218	0	3,218
Other ABS	0	588,697	0	588,697
Sovereign Issues	0	397,593	0	397,593
Short-Term Instruments
Commercial Paper	0	705,634	0	705,634
Repurchase Agreements	0	400,400	0	400,400
Short-Term Notes	0	3,308	0	3,308

	$0	$13,427,769	$0	$13,427,769
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	856	0	0	856

Total Investments	$856	$13,427,769	$0	$13,428,625

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$368	$0	$368

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$364	$0	$364

Totals	$856	$13,428,133	$0	$13,428,989

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
MUNICIPAL BONDS & NOTES 92.9%
ALABAMA 4.4%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.220% due 10/01/2052 ~	$2,000	$1,950
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	5,000	5,234
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	2,953
5.500% due 10/01/2054	5,000	5,377
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	7,400	7,907
5.000% due 10/01/2055	4,800	5,028
Chatom Industrial Development Board, Alabama Revenue Bonds, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,038
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,500	1,649
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	4,700	5,001
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,577
5.000% due 11/15/2036	1,220	1,277
5.000% due 11/15/2037	875	912
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.000% due 10/01/2031	3,500	3,789
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	1,900	1,868
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	4,400	4,613
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	5,950	6,256
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	8,700	8,985
5.000% due 11/01/2055	700	745
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	2,600	2,752
5.000% due 01/01/2056	6,600	6,879
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	3,600	3,626

		79,416

ALASKA 0.3%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	1,905	2,049
Alaska Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 12/01/2042	1,000	1,048
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 5.000% due 06/01/2033	2,890	3,060

		6,157

ARIZONA 0.7%
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	2,900	3,162
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	2,000	2,109
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	397
Phoenix, Arizona General Obligation Refunding Bonds, Series 2022 5.000% due 07/01/2026	1,500	1,542
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2043	5,000	5,416

		12,626

CALIFORNIA 4.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 3.320% due 04/01/2056 ~	2,000	1,993
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	4,970
5.250% due 11/01/2054	7,750	8,223
5.500% due 10/01/2054	1,885	2,031

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 02/01/2055	14,200	15,147
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2036	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	3,250	3,158
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2040	2,500	2,649
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,100	1,073
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2037	4,495	4,497
California State General Obligation Bonds, Series 2022 5.000% due 11/01/2026	6,400	6,624
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	3,100	3,051
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	3,500	3,550
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (c)	1,500	726
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2033	1,067	1,095
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.687% due 06/01/2030	6,000	5,406
2.746% due 06/01/2034	3,000	2,599
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2038	1,000	1,101
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	521
5.000% due 09/01/2044	690	708
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 4.000% due 04/01/2036	6,320	6,322
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	3,300	3,684

		80,128

COLORADO 2.6%
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2042	1,000	1,072
5.000% due 12/01/2043	1,000	1,067
5.000% due 12/01/2044	1,000	1,062
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,531
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	7,000	6,433
5.000% due 11/15/2049	1,360	1,402
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,311
5.250% due 11/01/2037	1,450	1,569
Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 05/15/2033	4,500	4,963
5.000% due 05/15/2034	3,400	3,828
5.000% due 12/01/2034	6,500	7,133
5.000% due 11/15/2059	5,800	6,223
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,402
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.658% due 09/01/2039 ~	3,400	3,403
University of Colorado Hospital Authority Revenue Bonds, Series 2024 5.000% due 11/15/2031	3,400	3,750

		47,149

CONNECTICUT 1.3%
Bridgeport, Connecticut General Obligation Bonds, Series 2017 5.000% due 08/15/2027	2,690	2,811
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,074
5.000% due 01/01/2035	4,290	4,459
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2039	5,000	5,399
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	3,865
Connecticut State General Obligation Bonds, Series 2022 5.000% due 09/15/2028	2,725	2,916
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,261

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	1,968

		23,753

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,000	1,971

DISTRICT OF COLUMBIA 0.8%
District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2039	2,000	2,186
5.000% due 08/01/2040	5,000	5,435
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,150
5.000% due 07/01/2033	5,000	5,165

		14,936

FLORIDA 3.6%
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	3,000	3,009
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	4,500	4,262
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.500% due 11/15/2054	17,000	17,000
5.000% due 11/15/2034	6,500	7,271
Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024 5.000% due 02/01/2034	1,500	1,587
JEA Electric System, Florida Revenue Bonds, Series 2024 5.000% due 10/01/2034	4,500	5,094
JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 4.000% due 10/01/2039	1,000	984
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,080
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025 5.250% due 04/01/2038	6,000	6,653
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017 4.000% due 07/01/2033	3,000	3,013
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024 5.000% due 10/01/2032	2,750	3,091
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2028	1,450	1,543
Orange County, Florida School Board Certificates of Participation Bonds, Series 2024 5.000% due 08/01/2034	3,960	4,453
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,137
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2027 (c)	350	320
0.000% due 10/01/2029 (c)	700	592
0.000% due 10/01/2034 (c)	1,850	1,258
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2033 (c)	200	141

		64,488

GEORGIA 2.6%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,757
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2038	1,800	1,886
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	620
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,012
5.000% due 04/01/2043	3,375	3,521
Development Authority of Burke County, Georgia Revenue Bonds, Series 2008 3.375% due 11/01/2048	4,500	4,516
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,000	1,076
Gainesville & Hall County, Georgia Hospital Authority Revenue Bonds, Series 2024 5.000% due 10/15/2030	3,000	3,265
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	723
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	700	706
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,915	1,923
5.000% due 12/01/2052	3,000	3,117
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,045
5.000% due 12/01/2053	7,600	8,046

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	1,800	1,919
5.000% due 05/01/2055	3,400	3,598
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2026	400	406
5.000% due 01/01/2031	1,200	1,260
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
5.000% due 01/01/2027	200	205
5.000% due 01/01/2029	165	172
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	2,000	1,870
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024 5.000% due 01/01/2033	2,500	2,772

		47,415

HAWAII 0.6%
City & County Honolulu, Hawaii General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,017
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	8,475	8,476

		10,493

IDAHO 0.3%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	3,200	3,494
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.450% due 01/01/2044	2,465	2,413

		5,907

ILLINOIS 4.0%
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	3,620	3,672
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	4,200	4,231
Illinois Finance Authority Revenue Bonds, Series 2020 3.450% due 08/15/2049	7,600	7,600
Illinois Finance Authority Revenue Bonds, Series 2022 3.450% due 08/15/2057	5,000	5,000
Illinois Sales Tax State Revenue Bonds, Series 2024 5.000% due 06/15/2040	1,195	1,275
Illinois State General Obligation Bonds, Series 2020 5.500% due 05/01/2030	7,000	7,407
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2037	5,860	6,147
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	3,990	4,115
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2032	5,000	5,403
5.000% due 05/01/2036	8,000	8,610
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,502
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	2,100	2,107
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,660
Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	2,900
5.000% due 01/01/2036	5,000	5,545
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	500	309
0.000% due 06/15/2037 (c)	1,500	875
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,350	1,389
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2037	1,000	1,056

		71,803

INDIANA 1.0%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,505
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,100	2,002
4.250% due 11/01/2030	1,500	1,532
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,578
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,098
5.000% due 10/01/2037	800	874
Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 03/01/2031	600	643

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.000% due 03/01/2032	700	754
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.000% due 02/01/2048	4,000	4,482
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,499

		17,967

IOWA 0.7%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	8,000	8,006
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,182
5.000% due 12/01/2050	800	903

		12,091

KANSAS 0.1%
Leavenworth County, Kansas Unified School District No 458 General Obligation Bonds, Series 2024 5.000% due 09/01/2041	2,105	2,215

KENTUCKY 0.8%
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	4,500	4,954
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	1,650	1,651
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	1,700	1,797
Kentucky State Property & Building Commission Revenue Bonds, (FNMA Insured), Series 2024 4.375% due 09/01/2040	5,830	5,742

		14,144

LOUISIANA 1.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	13,100	12,173
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2027	1,200	1,246
5.000% due 08/15/2028	1,200	1,249
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,980	1,776
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2036	1,000	1,085
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2037	2,000	1,929

		19,458

MARYLAND 1.2%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,466
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	209
5.000% due 06/01/2031	350	365
5.000% due 06/01/2033	445	460
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	2,200	2,393
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	3,490	3,811
Washington Suburban Sanitary Commission, Maryland Revenue Bonds, Series 2013 3.600% due 06/01/2027	12,550	12,550

		21,254

MASSACHUSETTS 0.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	3,400	3,718
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2023 5.000% due 07/01/2033	1,500	1,711
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,573
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.470% due 07/01/2049 ~	1,000	1,000

		8,002

MICHIGAN 1.9%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.663% due 07/01/2032 ~	3,000	2,958
Grand Traverse County, Michigan Hospital Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2029	1,175	1,251
5.000% due 07/01/2030	1,715	1,842

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2037	5,000	5,523
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
3.620% due 04/15/2047 ~	3,500	3,486
5.000% due 04/15/2030	2,000	2,173
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,205
Michigan Finance Authority Revenue Bonds, Series 2020 5.000% due 06/01/2040	5,000	5,114
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2034	1,930	2,116
5.000% due 02/28/2039	1,290	1,381
Michigan State Building Authority Revenue Bonds, Series 2015 5.000% due 04/15/2034	2,000	2,012
Michigan State Building Authority Revenue Bonds, Series 2023 5.000% due 10/15/2037	1,000	1,095
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	1,800	1,975
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,800	1,976

		34,107

MINNESOTA 1.1%
Fairview Health Services Obligated Group, Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2033	3,410	3,488
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	3,060	3,219
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	1,700	1,889
State of Minnesota, Minnesota Certificate Bonds, Series 2023 5.000% due 11/01/2042	10,000	10,748

		19,344

MISSISSIPPI 0.3%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,492
Mississippi Development Bank Revenue Bonds, Series 2024 5.000% due 01/01/2031	1,250	1,367
Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2039	1,000	1,078
5.000% due 03/01/2040	1,000	1,070

		5,007

MISSOURI 0.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.000% due 05/01/2033	4,000	4,453

MULTI-STATE 2.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	8,434	8,407
3.721% due 01/25/2040	10,812	10,735
4.136% due 08/25/2040	13,190	13,436
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
0.000% due 10/25/2040	6,462	6,641
4.287% due 04/25/2042	4,992	5,194
4.326% due 08/25/2041 ~	6,680	6,927

		51,340

NEBRASKA 0.3%
Douglas County, Nebraska Revenue Bonds, Series 2021 3.400% due 07/01/2035 ~	1,940	1,923
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024 5.000% due 02/01/2042	3,625	3,873

		5,796

NEVADA 2.0%
Clark County, Nevada Department of Highway Revenue Bonds, Series 2024 4.000% due 07/01/2042	5,000	4,827
Clark County, Nevada Revenue Bonds, Series 2010 2.100% due 06/01/2031	5,000	4,306
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,066
5.000% due 06/15/2029	2,030	2,192
Humboldt County, Nevada Revenue Bonds, Series 2016 3.550% due 10/01/2029	5,000	5,015
Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016 5.000% due 06/15/2031	1,465	1,478

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Nevada State General Obligation Bonds, Series 2023 5.000% due 05/01/2040	10,000	10,866
Washoe County School District, Nevada General Obligation Bonds, Series 2023 4.125% due 06/01/2041	4,235	4,206
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,500	2,492

		36,448

NEW HAMPSHIRE 1.2%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	4,905	4,637
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041	6,300	6,097
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	5,325	5,972
New Hampshire National Finance Authority Affordable Housing, Series 2024 4.150% due 10/20/2040	5,095	4,955

		21,661

NEW JERSEY 3.2%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	12,631	11,336
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2027	2,100	2,109
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	504
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,681
New Jersey State General Obligation Bonds, Series 2020 5.000% due 06/01/2026	2,000	2,052
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	1,500	1,030
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,380	1,432
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,057
5.000% due 06/15/2037	10,985	11,866
New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	7,500	7,581
5.000% due 01/01/2030	2,250	2,318
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	7,870	8,127

		58,093

NEW MEXICO 1.0%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	5,000	4,468
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	7,000	7,008
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	7,950	7,478

		18,954

NEW YORK 13.4%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	2,647
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2042	2,375	2,518
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,780
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2026	1,360	1,393
New York City, New York General Obligation Bonds, Series 2015 3.600% due 06/01/2044	5,000	5,000
New York City, New York General Obligation Bonds, Series 2017 3.600% due 10/01/2046	14,200	14,200
New York City, New York General Obligation Bonds, Series 2018 3.600% due 12/01/2047	10,000	10,000
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,159
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.500% due 06/15/2048	20,000	20,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	5,000	5,537
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2028	2,000	2,137
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,600
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2022 5.000% due 07/15/2035	5,000	5,558

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 3.600% due 11/01/2042	20,000	20,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 3.550% due 08/01/2042	15,150	15,150
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 3.600% due 11/01/2044	8,000	8,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,192
5.000% due 02/01/2040	2,450	2,604
5.250% due 08/01/2040	4,890	5,298
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 02/01/2039	3,000	3,249
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2037	2,000	2,199
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	5,000	5,537
5.000% due 11/01/2037	4,500	4,953
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2035	1,000	1,130
5.000% due 11/01/2036	1,300	1,452
5.000% due 11/01/2037	8,000	8,879
5.000% due 11/01/2037 (a)	4,500	4,994
5.000% due 11/01/2042 (a)	2,000	2,132
5.000% due 11/01/2046	4,000	4,181
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,525	9,546
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,121
5.000% due 11/15/2037	1,000	1,115
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	3,500	3,527
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 03/15/2031	3,000	3,183
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,810
4.000% due 02/15/2047	5,000	4,582
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 05/01/2045	4,740	4,512
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2039 (a)	3,385	3,648
5.000% due 07/01/2040 (a)	1,500	1,604
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	2,000	2,212
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	2,950
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (e)	6,500	5,949
New York State Urban Development Corp. Revenue Bonds, Series 2015 5.000% due 03/15/2035	2,500	2,516
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	4,900	5,416
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2026	1,070	1,100
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	2,971	2,935
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	5,000	5,234
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2032	4,200	4,700
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025 5.000% due 12/01/2033	1,000	1,142
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2026	1,270	1,294
5.000% due 06/01/2027	2,800	2,894

		242,469

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 3.450% due 01/15/2037	17,765	17,765
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	2,000	2,181
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2022 5.000% due 01/15/2028	1,000	1,054
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	2,995	2,944
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	3,400	3,726

		27,670

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2036	1,050	1,116

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

OHIO 2.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	1,000	1,041
5.000% due 06/01/2036	2,065	2,143
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,250
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2039	1,000	1,094
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2033	510	559
Northeast Ohio Medical University Revenue Bonds, Series 2021 5.000% due 12/01/2029	115	120
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	2,972
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 3.550% due 01/01/2043	8,000	8,000
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2038	1,500	1,642
5.000% due 02/01/2039	1,750	1,904
5.000% due 02/01/2042	1,700	1,801
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	9,095	9,975
Ohio Water Development Authority Revenue Bonds, Series 2023 5.000% due 12/01/2038	1,250	1,371
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023 5.000% due 12/01/2037	4,985	5,488
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	411
5.000% due 12/01/2039	430	458
5.000% due 12/01/2040	410	434
5.000% due 12/01/2041	460	484
Worthington City School District, Ohio General Obligation Bonds, Series 2023
0.000% due 12/01/2031 (c)	845	654
0.000% due 12/01/2032 (c)	880	649

		42,450

OKLAHOMA 0.5%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,043
5.000% due 06/01/2037	1,100	1,206
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2036	4,000	4,461
Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025 5.000% due 09/01/2032	1,600	1,772

		9,482

OREGON 0.6%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,581
5.000% due 08/15/2036	1,500	1,575
5.000% due 08/15/2037	1,600	1,673
5.000% due 08/15/2038	1,000	1,042
Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2036	2,000	2,237
5.000% due 05/15/2037	1,000	1,111
5.000% due 05/15/2038	2,250	2,483

		11,702

PENNSYLVANIA 4.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 3.570% due 11/15/2047 ~	10,000	9,927
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	4,150	3,895
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2025	1,500	1,504
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2016 5.000% due 01/15/2027	2,000	2,078
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	5,573
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 3.819% due 06/01/2037 ~	4,000	3,716
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023
4.000% due 03/01/2033	600	619
4.000% due 03/01/2035	1,100	1,130
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,250	1,092
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2042	4,060	3,853

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	5,500	5,631
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.000% due 03/15/2060 (a)	6,900	7,464
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	342
5.000% due 08/15/2031	300	302
5.000% due 08/15/2033	1,000	1,005
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,292
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.250% due 10/01/2054	1,100	1,204
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2036	8,170	8,839
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,350	2,553
5.000% due 12/01/2043	4,000	4,264
Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 5.000% due 02/01/2031	2,500	2,680
School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 4.000% due 09/01/2038	2,200	2,136
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.000% due 06/01/2031	1,000	1,108
5.250% due 06/01/2042	3,750	4,041

		76,248

PUERTO RICO 1.8%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.583% due 07/01/2029 ~	1,280	1,247
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	26,355	6,399
4.500% due 07/01/2034	8,671	8,623
5.000% due 07/01/2058	1,000	986
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	16,000	15,608

		32,863

RHODE ISLAND 1.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2023 5.000% due 09/01/2036	3,065	3,396
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2034	6,500	6,996
5.000% due 05/15/2037	1,000	1,062
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,015
5.000% due 06/01/2040	2,000	2,001

		24,470

SOUTH CAROLINA 0.6%
Charleston County, South Carolina Airport District Revenue Bonds, Series 2024 5.000% due 07/01/2033	1,720	1,923
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	2,800	2,996
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2041	1,750	1,865
5.000% due 12/01/2043	1,500	1,579
5.000% due 12/01/2045	2,000	2,086

		10,449

SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	926
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	908
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	3,305	3,240

		5,074

TENNESSEE 1.8%
Knox County, Tennessee Health Educational & Housing Facility Board Revenue Bonds, Series 2022 3.950% due 12/01/2027	3,500	3,513
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	844
5.000% due 07/01/2038	500	550
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	3,285	3,308
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	5,400	5,401
3.250% due 10/01/2046	4,500	4,499

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,009
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,311
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2027	3,000	3,052
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,400	3,555

		33,042

TEXAS 14.0%
Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2040	1,500	1,629
5.000% due 02/15/2041	4,000	4,313
Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024 4.500% due 03/01/2043	3,750	3,654
Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,700	1,707
Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002 0.000% due 08/15/2026 (c)	3,000	2,867
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	3,600	3,803
City of Dallas Housing Finance Corp., (FNMA Insured) 4.450% due 04/01/2041	2,000	1,968
Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/01/2042	5,000	4,747
Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2039	5,300	5,842
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,132
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2037	1,350	1,480
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2034	3,000	3,299
Dallas Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.350% due 10/01/2041	2,330	2,262
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	16,500	17,840
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2036	2,550	2,819
Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2035	1,700	1,860
5.000% due 02/15/2037	5,220	5,626
EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024 4.250% due 12/01/2034	3,900	3,842
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	5,000	4,898
Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	1,100	1,088
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	5,000	5,242
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.400% due 10/01/2041	13,400	13,400
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	2,200	2,417
5.000% due 07/01/2054	6,000	6,407
Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2040	3,500	3,805
5.000% due 09/15/2041	3,000	3,240
Harris County, Texas Toll Road Revenue Bonds, Series 2023 5.000% due 08/15/2035	2,960	3,281
Harris County, Texas Toll Road Revenue Bonds, Series 2024 5.000% due 08/15/2037	5,000	5,525
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	1,540	1,680
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,478
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,518
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,645
5.000% due 02/15/2038	2,000	2,171
5.000% due 02/15/2039	5,000	5,401
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/01/2030	2,290	2,495
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2040	1,250	1,342
Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,600	2,602
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,267
4.000% due 05/15/2044	720	675
5.000% due 05/15/2037	950	1,041

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.000% due 05/15/2039	1,000	1,085
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	2,000	1,846
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	2,918
North Texas Tollway Authority Revenue Bonds, Series 2023 5.000% due 01/01/2031	4,300	4,705
North Texas Tollway Authority Revenue Bonds, Series 2024 5.000% due 01/01/2032	2,900	3,198
Permanent University Fund - University of Texas System Revenue Bonds, Series 2023 5.000% due 07/01/2040	1,090	1,175
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2015 4.000% due 02/15/2037	2,420	2,395
San Antonio Housing Trust Public Facility Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.550% due 03/01/2043	5,000	4,902
San Antonio Water System, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2039	4,200	4,583
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,397
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	3,871
5.000% due 02/01/2040	4,380	4,684
5.000% due 02/01/2041	3,000	3,191
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	2,500	2,382
Tarrant County Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.600% due 03/01/2043	2,000	1,972
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2053	5,000	5,389
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2032	7,000	7,658
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.505% due 12/15/2026 ~	2,500	2,501
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,800	1,908
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 06/30/2037	2,950	2,849
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030	2,900	3,194
5.000% due 10/01/2042	590	637
5.000% due 10/01/2043	5,500	5,912
5.000% due 10/01/2044	4,000	4,290
Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,154
5.000% due 03/15/2041	2,000	2,140
Texas Transportation Commission Revenue Bonds, Series 2019 0.000% due 08/01/2046 (c)	2,950	1,017
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	8,400	8,615
5.000% due 10/15/2029	1,200	1,305
5.000% due 10/15/2030	1,775	1,953
5.000% due 10/15/2047	5,860	6,114
Texas Water Development Board Revenue Bonds, Series 2023 4.600% due 10/15/2039	2,045	2,128
Texas Water Development Board Revenue Bonds, Series 2024 5.000% due 10/15/2031	1,750	1,944

		253,320

UTAH 0.4%
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	3,000	3,350
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055 (a)	3,800	4,310

		7,660

VIRGINIA 1.7%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	3,000	3,211
FHLMC Multifamily VRD Certificates, Virginia Revenue Bonds, Series 2025 4.095% due 11/25/2042	15,488	15,650
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,009
5.000% due 07/01/2038	600	649
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	6,700	7,181

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	3,300	3,308

		31,008

WASHINGTON 1.9%
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2035	3,000	3,305
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023 5.000% due 01/01/2036	1,265	1,388
Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020 4.000% due 12/01/2037	2,135	2,152
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2037	5,000	4,948
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	1,853
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	478
Washington Higher Education Facilities Authority Revenue Bonds, Series 2017 4.000% due 05/01/2037	3,055	2,980
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	5,000	5,064
Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024 4.400% due 03/01/2043	4,500	4,335
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	4,149	3,652
Washington State Housing Finance Commission Revenue Bonds, Series 2024 3.812% due 03/20/2040	4,686	4,357

		34,512

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	2,400	2,586

WISCONSIN 1.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2030	265	263
4.000% due 10/01/2041	2,250	2,311
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.570% due 04/01/2048	7,150	7,150
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	4,440	4,086
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2028 (c)	1,075	936
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,783
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2029	1,925	2,034
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2040	2,000	1,943

		22,506

Total Municipal Bonds & Notes (Cost $1,686,335)		1,685,203

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac 3.800% due 01/01/2040	9,899	9,305

Total U.S. Government Agencies (Cost $9,515)		9,305

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
City of Dallas Housing Finance Corp. 4.625% due 10/01/2043	2,900	2,867
Multifamily Tax-Exempt Mortgage-backed Securities 4.500% due 08/01/2041	996	983
San Antonio Housing Trust Public Facility Corp. 4.450% due 04/01/2043	3,000	2,910

Total Non-Agency Mortgage-Backed Securities (Cost $6,896)		6,760

	SHARES
SHORT-TERM INSTRUMENTS 6.6%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	669,942	670

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 6.0%
4.294% due 04/01/2025 - 06/26/2025 (b)(c)	108,500	108,057

MUNICIPAL BONDS & NOTES 0.6%
Houston, Texas Revenue Notes, Series 2024 5.000% due 06/30/2025	5,600	5,629
Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	6,000	6,035

Total Municipal Bonds & Notes (Cost $11,665)		11,664

Total Short-Term Instruments (Cost $120,393)		120,391

Total Investments in Securities (Cost $1,823,139)		1,821,659

Total Investments 100.4% (Cost $1,823,139)		$1,821,659
Other Assets and Liabilities, net (0.4)%		(6,903)

Net Assets 100.0%		$1,814,756

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Coupon represents a 7-Day Yield.
(e)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023 – 08/28/2024	$11,147	$11,336	0.62%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,829	5,949	0.33

				$16,976	$17,285	0.95%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama		$0	$79,416	$0	$79,416
Alaska		0	6,157	0	6,157
Arizona		0	12,626	0	12,626
California		0	80,128	0	80,128
Colorado		0	47,149	0	47,149
Connecticut		0	23,753	0	23,753
Delaware		0	1,971	0	1,971
District of Columbia		0	14,936	0	14,936
Florida		0	64,488	0	64,488
Georgia		0	47,415	0	47,415
Hawaii		0	10,493	0	10,493
Idaho		0	5,907	0	5,907
Illinois		0	71,803	0	71,803
Indiana		0	17,967	0	17,967
Iowa		0	12,091	0	12,091
Kansas		0	2,215	0	2,215
Kentucky		0	14,144	0	14,144
Louisiana		0	19,458	0	19,458
Maryland		0	21,254	0	21,254
Massachusetts		0	8,002	0	8,002
Michigan		0	34,107	0	34,107
Minnesota		0	19,344	0	19,344
Mississippi		0	5,007	0	5,007
Missouri		0	4,453	0	4,453
Multi-State		0	51,340	0	51,340
Nebraska		0	5,796	0	5,796
Nevada		0	36,448	0	36,448
New Hampshire		0	21,661	0	21,661
New Jersey		0	58,093	0	58,093
New Mexico		0	18,954	0	18,954
New York		0	242,469	0	242,469
North Carolina		0	27,670	0	27,670
North Dakota		0	1,116	0	1,116
Ohio		0	42,450	0	42,450
Oklahoma		0	9,482	0	9,482
Oregon		0	11,702	0	11,702
Pennsylvania		0	76,248	0	76,248
Puerto Rico		0	32,863	0	32,863
Rhode Island		0	24,470	0	24,470
South Carolina		0	10,449	0	10,449
South Dakota		0	5,074	0	5,074
Tennessee		0	33,042	0	33,042
Texas		0	253,320	0	253,320
Utah		0	7,660	0	7,660

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Virginia	0	31,008	0	31,008
Washington	0	34,512	0	34,512
West Virginia	0	2,586	0	2,586
Wisconsin	0	22,506	0	22,506
U.S. Government Agencies	0	9,305	0	9,305
Non-Agency Mortgage-Backed Securities	0	6,760	0	6,760
Short-Term Instruments
Mutual Funds	0	670	0	670
U.S. Treasury Bills	0	108,057	0	108,057
Municipal Bonds & Notes	0	11,664	0	11,664

Total Investments	$0	$1,821,659	$0	$1,821,659

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.8% ¤
CORPORATE BONDS & NOTES 92.4%
BANKING & FINANCE 35.4%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$3,725	$3,601
3.000% due 10/29/2028	210	197
3.300% due 01/30/2032	2,553	2,263
3.400% due 10/29/2033	146	126
3.850% due 10/29/2041	63	50
4.450% due 10/01/2025	729	728
AIA Group Ltd. 4.950% due 04/04/2033 (e)	2,295	2,325
AIB Group PLC 7.583% due 10/14/2026 •	431	437
Aircastle Ltd.
4.250% due 06/15/2026	835	828
6.500% due 07/18/2028	120	125
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033	2,014	1,588
Alleghany Corp. 3.250% due 08/15/2051	1,705	1,139
Allstate Corp. 4.200% due 12/15/2046	339	275
Ally Financial, Inc.
2.200% due 11/02/2028	1,618	1,467
4.750% due 06/09/2027	110	110
5.800% due 05/01/2025	130	130
6.184% due 07/26/2035 •	5,180	5,151
6.848% due 01/03/2030 •	150	157
American Express Co.
3.300% due 05/03/2027	122	119
6.489% due 10/30/2031 •	208	225
American Tower Corp.
2.750% due 01/15/2027	624	604
2.900% due 01/15/2030	2,663	2,451
2.950% due 01/15/2051	2,611	1,650
3.125% due 01/15/2027	322	314
3.600% due 01/15/2028	1,025	998
5.650% due 03/15/2033	100	103
5.900% due 11/15/2033	120	126
ANZ New Zealand International Ltd. 1.250% due 06/22/2026	136	131
Aon Corp.
2.800% due 05/15/2030	2,720	2,482
2.900% due 08/23/2051	2,694	1,655
3.900% due 02/28/2052	70	52
Arch Capital Group Ltd. 3.635% due 06/30/2050	242	176
Ares Capital Corp.
2.875% due 06/15/2027	1,291	1,235
2.875% due 06/15/2028	1,644	1,531
Arthur J Gallagher & Co.
3.500% due 05/20/2051	20	14
5.750% due 07/15/2054	2,252	2,221
ASB Bank Ltd. 2.375% due 10/22/2031	125	108
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	341	310
Athene Global Funding
1.450% due 01/08/2026	564	551
1.608% due 06/29/2026	1,364	1,316
2.673% due 06/07/2031	328	284
5.322% due 11/13/2031	2,076	2,078
Australia & New Zealand Banking Group Ltd.
2.950% due 07/22/2030 •	234	232
4.400% due 05/19/2026 (f)	468	467
AvalonBay Communities, Inc. 5.350% due 06/01/2034	1,727	1,752
Aviation Capital Group LLC
1.950% due 01/30/2026	168	164
6.250% due 04/15/2028	2,775	2,874

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	44
2.528% due 11/18/2027	1,876	1,757
5.500% due 01/15/2026	1,977	1,986
AXIS Specialty Finance PLC 4.000% due 12/06/2027	273	269
Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •	117	118
6.138% due 09/14/2028 •	871	899
7.883% due 11/15/2034 •	1,888	2,125
Banco de Credito e Inversiones SA 3.500% due 10/12/2027 (e)	798	777
Banco Santander SA
1.849% due 03/25/2026	86	84
4.379% due 04/12/2028	220	218
5.147% due 08/18/2025	202	202
5.294% due 08/18/2027	120	122
Bank of America Corp.
1.898% due 07/23/2031 •	100	86
2.572% due 10/20/2032 •	3,996	3,449
2.592% due 04/29/2031 •	170	153
2.687% due 04/22/2032 •	888	782
2.831% due 10/24/2051 •	250	156
2.884% due 10/22/2030 •	130	120
2.972% due 02/04/2033 •	280	246
3.194% due 07/23/2030 •	150	141
3.384% due 04/02/2026 •	1,265	1,265
3.419% due 12/20/2028 •	2,872	2,784
3.593% due 07/21/2028 •	74	72
3.970% due 03/05/2029 •	100	98
4.827% due 07/22/2026 •	830	830
5.015% due 07/22/2033 •	3,025	3,013
5.080% due 01/20/2027 •	1,654	1,660
5.288% due 04/25/2034 •	2,163	2,174
5.468% due 01/23/2035 •	3,330	3,380
5.872% due 09/15/2034 •	140	146
Bank of Ireland Group PLC
2.029% due 09/30/2027 •	1,347	1,296
6.253% due 09/16/2026 •	120	121
Bank of Montreal 5.717% due 09/25/2028	115	119
Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	420	411
5.802% due 10/25/2028 •	46	48
5.834% due 10/25/2033 •	2,490	2,620
Bank of New Zealand 1.000% due 03/03/2026	110	107
Bank of Nova Scotia
4.404% due 09/08/2028 •	40	40
5.250% due 06/12/2028	389	398
Barclays PLC
2.852% due 05/07/2026 •	243	243
2.894% due 11/24/2032 •	310	269
4.375% due 01/12/2026	3,659	3,653
5.304% due 08/09/2026 •	524	525
5.829% due 05/09/2027 •	120	121
6.224% due 05/09/2034 •	30	31
6.496% due 09/13/2027 •	1,488	1,525
7.325% due 11/02/2026 •	120	122
7.385% due 11/02/2028 •	208	221
7.437% due 11/02/2033 •	44	49
Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	1,085	697
3.850% due 03/15/2052	1,846	1,423
4.200% due 08/15/2048	361	302
BGC Group, Inc. 6.600% due 06/10/2029	1,908	1,961
Blackstone Private Credit Fund 4.000% due 01/15/2029	150	142
Blackstone Secured Lending Fund
2.750% due 09/16/2026	1,211	1,170
3.625% due 01/15/2026	251	248
Block Financial LLC 3.875% due 08/15/2030	1,082	1,016
Blue Owl Capital Corp.
3.400% due 07/15/2026	201	196
4.250% due 01/15/2026	10	10
Blue Owl Finance LLC
3.125% due 06/10/2031	1,159	1,018
4.125% due 10/07/2051	554	396
BNP Paribas SA
1.323% due 01/13/2027 •	1,646	1,603
2.219% due 06/09/2026 •	892	888
4.400% due 08/14/2028	4,088	4,040

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Boston Properties LP 2.550% due 04/01/2032	100	82
BPCE SA
1.000% due 01/20/2026	314	306
1.652% due 10/06/2026 •	2,323	2,285
3.500% due 10/23/2027	1,260	1,222
5.975% due 01/18/2027 •	1,700	1,716
6.612% due 10/19/2027 •	650	668
Brandywine Operating Partnership LP 3.950% due 11/15/2027	375	355
Brighthouse Financial Global Funding 1.550% due 05/24/2026	446	430
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	1,554	1,435
Brookfield Finance, Inc.
3.625% due 02/15/2052	942	659
3.900% due 01/25/2028	1,060	1,041
4.850% due 03/29/2029	2,259	2,267
CaixaBank SA 6.684% due 09/13/2027 •	1,563	1,608
Cantor Fitzgerald LP 7.200% due 12/12/2028	928	980
Capital One Financial Corp.
1.878% due 11/02/2027 •	1,834	1,755
4.985% due 07/24/2026 •	240	240
5.247% due 07/26/2030 •	178	179
5.268% due 05/10/2033 •	145	143
5.468% due 02/01/2029 •	120	122
5.700% due 02/01/2030 •	1,615	1,650
CBRE Services, Inc. 5.950% due 08/15/2034	5,337	5,583
Charles Schwab Corp.
1.650% due 03/11/2031	4,824	4,069
1.950% due 12/01/2031	164	137
2.300% due 05/13/2031	244	213
2.900% due 03/03/2032	100	88
Chubb INA Holdings LLC 3.050% due 12/15/2061	417	257
CI Financial Corp. 7.500% due 05/30/2029	1,507	1,581
Citibank NA
5.570% due 04/30/2034	4,763	4,896
5.803% due 09/29/2028	150	156
Citigroup, Inc.
2.561% due 05/01/2032 •	1,590	1,382
2.572% due 06/03/2031 •	500	445
3.057% due 01/25/2033 •	2,774	2,433
3.070% due 02/24/2028 •	130	126
3.668% due 07/24/2028 •	563	551
4.075% due 04/23/2029 •	393	387
4.412% due 03/31/2031 •	80	78
4.542% due 09/19/2030 •	2,864	2,826
4.910% due 05/24/2033 •	150	147
5.610% due 09/29/2026 •	30	30
6.270% due 11/17/2033 •	1,161	1,233
Citizens Bank NA
3.750% due 02/18/2026	633	628
4.575% due 08/09/2028 •	463	462
Citizens Financial Group, Inc.
2.850% due 07/27/2026	943	922
3.250% due 04/30/2030	10	9
5.718% due 07/23/2032 •	3,009	3,065
CNO Global Funding 5.875% due 06/04/2027	1,128	1,157
Commonwealth Bank of Australia 2.688% due 03/11/2031 (f)	1,375	1,201
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	456	436
3.750% due 07/21/2026	891	880
5.800% due 09/30/2110	3	3
Corebridge Financial, Inc.
3.500% due 04/04/2025	1,019	1,019
3.650% due 04/05/2027	2,150	2,113
3.850% due 04/05/2029	1,406	1,360
3.900% due 04/05/2032	196	181
4.400% due 04/05/2052	100	80
Credit Agricole SA
1.247% due 01/26/2027 •	1,487	1,447
1.907% due 06/16/2026 •	51	51
5.301% due 07/12/2028	51	52
6.316% due 10/03/2029 •	1,967	2,057
Crown Castle, Inc.
1.350% due 07/15/2025	23	23
2.100% due 04/01/2031	20	17

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

2.250% due 01/15/2031	982	840
2.500% due 07/15/2031	10	9
2.900% due 03/15/2027	619	598
2.900% due 04/01/2041	172	121
3.100% due 11/15/2029	1,634	1,506
3.300% due 07/01/2030	100	92
4.300% due 02/15/2029	665	650
4.450% due 02/15/2026	1,020	1,017
CubeSmart LP 3.000% due 02/15/2030	56	51
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	1,327	1,317
Danske Bank AS 4.375% due 06/12/2028	966	958
Deutsche Bank AG
2.129% due 11/24/2026 •	1,833	1,800
5.373% due 01/10/2029 ~	980	991
6.720% due 01/18/2029 •	140	147
7.079% due 02/10/2034 •	847	893
Digital Realty Trust LP
3.600% due 07/01/2029	875	835
3.700% due 08/15/2027	51	50
5.550% due 01/15/2028	299	306
Discover Bank 4.650% due 09/13/2028	2,294	2,274
Discover Financial Services 4.100% due 02/09/2027	184	182
DNB Bank ASA 1.535% due 05/25/2027 •	2,133	2,062
DOC DR LLC 3.950% due 01/15/2028	264	259
Empower Finance LP
1.776% due 03/17/2031	61	52
3.075% due 09/17/2051	2,741	1,759
Enstar Group Ltd. 3.100% due 09/01/2031	396	342
EPR Properties
3.750% due 08/15/2029	2,555	2,397
4.950% due 04/15/2028	60	59
Equinix, Inc.
1.450% due 05/15/2026	10	10
2.150% due 07/15/2030	539	473
3.000% due 07/15/2050	810	511
3.200% due 11/18/2029	1,377	1,289
Equitable Financial Life Global Funding 1.300% due 07/12/2026	620	596
Essex Portfolio LP
2.650% due 03/15/2032	3,620	3,099
3.500% due 04/01/2025	50	50
Extra Space Storage LP 2.350% due 03/15/2032	1,997	1,671
F&G Global Funding
1.750% due 06/30/2026	135	130
2.300% due 04/11/2027	641	611
Fairfax Financial Holdings Ltd. 5.625% due 08/16/2032	1,800	1,839
Fidelity National Financial, Inc. 3.200% due 09/17/2051	313	192
Fifth Third Bacorp 4.055% due 04/25/2028 •	2,294	2,267
First American Financial Corp. 4.000% due 05/15/2030	53	51
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	928	859
3.815% due 11/02/2027	865	825
4.125% due 08/17/2027	1,582	1,529
4.389% due 01/08/2026	1,807	1,797
4.542% due 08/01/2026	936	924
5.808% due 11/05/2026 ~	1,338	1,341
5.850% due 05/17/2027	1,161	1,167
6.532% due 03/19/2032	2,600	2,600
6.800% due 05/12/2028	120	123
6.950% due 03/06/2026	785	794
FS KKR Capital Corp. 3.400% due 01/15/2026	262	259
GA Global Funding Trust
1.950% due 09/15/2028	181	165
2.250% due 01/06/2027	775	743
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026	394	387
GATX Corp. 3.500% due 06/01/2032	50	45
General Motors Financial Co., Inc.
1.250% due 01/08/2026	2,199	2,140

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

1.500% due 06/10/2026	1,433	1,378
2.350% due 01/08/2031	150	127
2.750% due 06/20/2025	10	10
4.300% due 04/06/2029	132	127
5.850% due 04/06/2030	100	102
Global Atlantic Fin Co. 3.125% due 06/15/2031	100	88
GLP Capital LP
3.250% due 01/15/2032	100	87
4.000% due 01/15/2030	1,464	1,385
4.000% due 01/15/2031	475	443
5.300% due 01/15/2029	1,695	1,699
5.625% due 09/15/2034	2,768	2,724
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	1,977	1,918
1.948% due 10/21/2027 •	2,516	2,414
1.992% due 01/27/2032 •	5,549	4,701
2.600% due 02/07/2030	10	9
2.615% due 04/22/2032 •	2,834	2,475
2.640% due 02/24/2028 •	1,380	1,332
3.102% due 02/24/2033 •	1,863	1,643
3.615% due 03/15/2028 •	51	50
4.482% due 08/23/2028 •	1,918	1,914
5.016% due 10/23/2035 •	1,070	1,041
5.851% due 04/25/2035 •	1,002	1,036
6.484% due 10/24/2029 •	138	146
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	2,272	2,212
Guardian Life Global Funding 1.625% due 09/16/2028	678	618
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	1,393	1,191
Hartford Financial Services Group, Inc. 2.900% due 09/15/2051	180	114
HAT Holdings LLC 8.000% due 06/15/2027	572	593
Highwoods Realty LP 3.050% due 02/15/2030	1,929	1,724
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034	145	141
Host Hotels & Resorts LP
4.500% due 02/01/2026	476	474
5.700% due 07/01/2034	1,954	1,956
HSBC Holdings PLC
2.013% due 09/22/2028 •	52	49
2.206% due 08/17/2029 •	230	211
2.357% due 08/18/2031 •	1,467	1,279
2.871% due 11/22/2032 •	151	131
3.973% due 05/22/2030 •	2,163	2,082
4.041% due 03/13/2028 •	210	207
4.292% due 09/12/2026 •	365	364
4.583% due 06/19/2029 •	1,140	1,130
4.755% due 06/09/2028 •	110	110
5.130% due 03/03/2031 •	4,000	4,013
5.210% due 08/11/2028 •	100	101
5.546% due 03/04/2030 •	60	61
5.887% due 08/14/2027 •	272	276
6.332% due 03/09/2044 •	104	111
7.390% due 11/03/2028 •	69	73
HSBC USA, Inc. 5.294% due 03/04/2027	145	148
ING Groep NV
1.726% due 04/01/2027 •	55	53
4.017% due 03/28/2028 •	140	138
Intercontinental Exchange, Inc. 5.200% due 06/15/2062	100	93
Intesa Sanpaolo SpA
6.625% due 06/20/2033	924	990
7.000% due 11/21/2025	100	101
7.778% due 06/20/2054 •	1,092	1,214
8.248% due 11/21/2033 •	563	647
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	2,808	2,351
Jefferies Financial Group, Inc. 6.200% due 04/14/2034	70	71
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	98
1.470% due 09/22/2027 •	1,481	1,417
2.522% due 04/22/2031 •	90	81
2.580% due 04/22/2032 •	4,293	3,773
2.947% due 02/24/2028 •	1,391	1,352
2.963% due 01/25/2033 •	623	550
3.509% due 01/23/2029 •	821	798
4.005% due 04/23/2029 •	125	123

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

4.080% due 04/26/2026 •	360	360
4.323% due 04/26/2028 •	890	886
4.565% due 06/14/2030 •	1,074	1,068
4.586% due 04/26/2033 •	761	742
4.851% due 07/25/2028 •	1,651	1,662
4.912% due 07/25/2033 •	3,301	3,276
4.979% due 07/22/2028 •	923	931
5.336% due 01/23/2035 •	1,388	1,403
5.571% due 04/22/2028 •	422	430
5.766% due 04/22/2035 •	4,741	4,929
Kilroy Realty LP 4.375% due 10/01/2025	337	336
KKR Group Finance Co. LLC 3.250% due 12/15/2051	3,491	2,224
Liberty Mutual Group, Inc.
3.951% due 10/15/2050	1,765	1,295
5.500% due 06/15/2052	905	840
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	180	175
3.750% due 03/18/2028 •	151	148
5.871% due 03/06/2029 •	803	828
7.953% due 11/15/2033 •	1,888	2,152
Lseg U.S. Fin Corp. 4.875% due 03/28/2027	308	311
LSEGA Financing PLC
2.000% due 04/06/2028	1,822	1,696
3.200% due 04/06/2041	1,761	1,347
Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,192	1,129
3.763% due 11/28/2028 •	60	59
Manulife Financial Corp. 4.150% due 03/04/2026	813	811
Marsh & McLennan Cos., Inc.
4.550% due 11/08/2027	142	143
6.250% due 11/01/2052	176	190
Meiji Yasuda Life Insurance Co. 5.200% due 10/20/2045 •	49	49
MET Tower Global Funding 1.250% due 09/14/2026	111	106
MetLife, Inc.
4.125% due 08/13/2042	130	109
9.250% due 04/08/2068	163	193
Metropolitan Life Global Funding
1.875% due 01/11/2027	2,709	2,592
5.150% due 03/28/2033	3,441	3,452
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	1,430	1,443
Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	250	214
2.341% due 01/19/2028 •	3,170	3,051
3.195% due 07/18/2029	1,376	1,298
5.017% due 07/20/2028 •	1,017	1,027
Mizuho Financial Group, Inc.
5.414% due 09/13/2028 •	2,385	2,432
5.748% due 07/06/2034 •	192	198
Morgan Stanley
1.593% due 05/04/2027 •	116	112
1.928% due 04/28/2032 •	3,468	2,907
2.511% due 10/20/2032 •	299	257
3.622% due 04/01/2031 •	3,647	3,445
4.300% due 01/27/2045	280	236
4.679% due 07/17/2026 •	1,835	1,835
4.889% due 07/20/2033 •	2,542	2,505
5.123% due 02/01/2029 •	1,740	1,764
5.164% due 04/20/2029 •	130	132
5.652% due 04/13/2028 •	80	82
5.831% due 04/19/2035 •	1,111	1,152
6.627% due 11/01/2034 •	1,603	1,749
Morgan Stanley Bank NA 5.296% due 07/14/2028 •	952	956
Mutual of Omaha Cos. Global Funding 5.000% due 04/01/2030	1,400	1,406
Nasdaq, Inc. 2.500% due 12/21/2040	212	145
Nationwide Building Society
2.972% due 02/16/2028 •	50	48
3.960% due 07/18/2030 •	3,416	3,287
5.127% due 07/29/2029	1,238	1,254
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,543	1,183
4.950% due 04/22/2044	54	47
NatWest Group PLC 4.964% due 08/15/2030 •	3,521	3,525

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

New York Life Global Funding 2.350% due 07/14/2026	100	98
New York Life Insurance Co.
3.750% due 05/15/2050	135	100
4.450% due 05/15/2069	169	132
6.750% due 11/15/2039	655	743
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	125	119
2.000% due 03/09/2026	2,584	2,490
2.450% due 09/15/2028	100	90
NMI Holdings, Inc. 6.000% due 08/15/2029	2,172	2,202
Nomura Holdings, Inc. 2.172% due 07/14/2028	117	108
Nordea Bank Abp
1.500% due 09/30/2026	55	53
4.375% due 09/10/2029 (e)	1,523	1,512
5.375% due 09/22/2027	1,856	1,891
Norinchukin Bank
4.867% due 09/14/2027	676	678
5.071% due 09/14/2032	47	46
5.430% due 03/09/2028 (e)	1,126	1,147
Northwestern Mutual Global Funding
0.800% due 01/14/2026	314	305
4.000% due 07/01/2025	20	20
Old Republic International Corp. 3.875% due 08/26/2026	702	694
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031	2,574	2,323
Pacific Life Global Funding 1.600% due 09/21/2028	3,035	2,756
Pacific LifeCorp 5.400% due 09/15/2052	1,080	1,024
Phillips Edison Grocery Center Operating Partnership LP 5.750% due 07/15/2034	1,445	1,458
PNC Financial Services Group, Inc.
2.307% due 04/23/2032 •	260	224
5.068% due 01/24/2034 •	3,417	3,384
5.354% due 12/02/2028 •	47	48
5.492% due 05/14/2030 •	2,021	2,075
Popular, Inc. 7.250% due 03/13/2028	1,586	1,646
Pricoa Global Funding 4.400% due 08/27/2027	70	70
Principal Life Global Funding 3.000% due 04/18/2026	783	772
Progressive Corp. 3.700% due 03/15/2052	195	145
Prologis LP 4.000% due 09/15/2028	1,602	1,580
Protective Life Global Funding 1.303% due 09/20/2026	824	787
Prudential Financial, Inc.
3.000% due 03/10/2040	172	129
3.905% due 12/07/2047	135	104
5.375% due 05/15/2045 •	405	405
Prudential Funding Asia PLC 3.125% due 04/14/2030	957	891
Realty Income Corp.
3.250% due 01/15/2031	132	121
3.400% due 01/15/2028	574	557
4.450% due 09/15/2026	452	452
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,215	1,206
Reliance Standard Life Global Funding 1.512% due 09/28/2026	157	150
Rexford Industrial Realty LP 2.150% due 09/01/2031	1,122	938
RGA Global Funding 6.000% due 11/21/2028	1,778	1,862
Royal Bank of Canada
4.510% due 10/18/2027 •	100	100
4.900% due 01/12/2028	80	81
Sabra Health Care LP 3.200% due 12/01/2031	290	252
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	2,066	1,981
4.500% due 07/17/2025	965	964
6.499% due 03/09/2029 •	1,882	1,950
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	3,100	2,987
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	1,591	1,526

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Societe Generale SA
1.792% due 06/09/2027 •	105	101
3.337% due 01/21/2033 •	813	708
4.250% due 04/14/2025	675	675
6.691% due 01/10/2034 •	542	570
Standard Chartered PLC 2.678% due 06/29/2032 •	172	149
State Street Corp. 5.820% due 11/04/2028 •	1,067	1,104
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	4,080	3,484
2.472% due 01/14/2029	685	635
2.750% due 01/15/2030	3,771	3,445
5.766% due 01/13/2033	117	122
Sumitomo Mitsui Trust Bank Ltd. 4.950% due 09/15/2027	1,933	1,955
Sun Communities Operating LP 2.300% due 11/01/2028	136	126
Synchrony Financial
2.875% due 10/28/2031	2,786	2,357
5.150% due 03/19/2029	122	121
Teachers Insurance & Annuity Association of America 6.850% due 12/16/2039	1	1
Toronto-Dominion Bank
3.200% due 03/10/2032	3,385	3,021
4.108% due 06/08/2027	123	122
5.156% due 01/10/2028	30	31
Toyota Motor Credit Corp. 4.550% due 08/09/2029	1,839	1,840
Travelers Cos., Inc.
3.050% due 06/08/2051	125	82
3.750% due 05/15/2046	90	70
Truist Financial Corp.
1.125% due 08/03/2027	15	14
4.260% due 07/28/2026 •	378	377
4.873% due 01/26/2029 •	673	677
5.122% due 01/26/2034 •	120	118
5.867% due 06/08/2034 •	395	407
7.161% due 10/30/2029 •	1,698	1,829
U.S. Bancorp
1.375% due 07/22/2030	160	135
3.900% due 04/26/2028	936	922
4.548% due 07/22/2028 •	946	946
4.653% due 02/01/2029 •	608	608
5.727% due 10/21/2026 •	1,086	1,093
5.775% due 06/12/2029 •	740	763
5.836% due 06/12/2034 •	190	196
UBS AG
1.250% due 06/01/2026	540	521
1.250% due 08/07/2026	332	318
UBS Group AG
1.305% due 02/02/2027 •	976	949
2.193% due 06/05/2026 •	2,482	2,470
3.126% due 08/13/2030 •	1,058	984
4.125% due 09/24/2025	1,718	1,714
4.194% due 04/01/2031 •	2,805	2,705
4.751% due 05/12/2028 •	1,240	1,241
5.617% due 09/13/2030 •	945	970
6.373% due 07/15/2026 •	636	639
6.442% due 08/11/2028 •	321	333
6.537% due 08/12/2033 •	771	826
UDR, Inc. 2.100% due 08/01/2032	1,812	1,476
UniCredit SpA
1.982% due 06/03/2027 •	1,035	1,000
2.569% due 09/22/2026 •	1,384	1,369
3.127% due 06/03/2032 •	145	129
USAA Capital Corp. 2.125% due 05/01/2030	57	51
VICI Properties LP
4.625% due 12/01/2029	4,370	4,244
5.125% due 05/15/2032	51	50
5.625% due 05/15/2052	1,257	1,147
Wells Fargo & Co.
2.879% due 10/30/2030 •	1,716	1,582
3.068% due 04/30/2041 •	376	280
3.350% due 03/02/2033 •	140	126
3.526% due 03/24/2028 •	1,680	1,647
3.908% due 04/25/2026 •	1,641	1,640
4.150% due 01/24/2029	955	942
4.478% due 04/04/2031 •	150	147
4.611% due 04/25/2053 •	1,262	1,072
4.808% due 07/25/2028 •	1,923	1,929
4.897% due 07/25/2033 •	6,053	5,968

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.389% due 04/24/2034 •	120	121
6.303% due 10/23/2029 •	70	74
Welltower OP LLC 4.250% due 04/15/2028	1,073	1,063
Westpac Banking Corp. 2.150% due 06/03/2031	110	96
Weyerhaeuser Co.
6.875% due 12/15/2033	334	368
7.375% due 03/15/2032	2,562	2,879

		468,963

INDUSTRIALS 42.9%
7-Eleven, Inc. 0.950% due 02/10/2026	1,638	1,586
AbbVie, Inc.
2.950% due 11/21/2026	1,693	1,658
3.200% due 05/14/2026	25	25
4.400% due 11/06/2042	52	46
4.550% due 03/15/2035	2,117	2,045
4.950% due 03/15/2031	100	102
5.500% due 03/15/2064	143	141
Adobe, Inc. 4.800% due 04/04/2029	563	572
Aker BP ASA
3.100% due 07/15/2031	80	70
5.125% due 10/01/2034	476	454
5.800% due 10/01/2054	247	225
Alcon Finance Corp. 2.600% due 05/27/2030	3,223	2,900
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	1,955	1,967
Alibaba Group Holding Ltd. 3.400% due 12/06/2027	1,118	1,089
Alimentation Couche-Tard, Inc.
2.950% due 01/25/2030	228	210
3.800% due 01/25/2050	44	31
5.267% due 02/12/2034	30	30
Allegion PLC 3.500% due 10/01/2029	281	267
Amazon.com, Inc.
2.100% due 05/12/2031	4,490	3,915
2.700% due 06/03/2060	1,473	857
3.100% due 05/12/2051	140	95
3.250% due 05/12/2061	143	95
3.875% due 08/22/2037	1,752	1,576
4.100% due 04/13/2062	246	195
Amcor Flexibles North America, Inc. 2.690% due 05/25/2031	40	35
America Movil SAB de CV 3.625% due 04/22/2029	317	305
Amgen, Inc.
2.200% due 02/21/2027	76	73
2.450% due 02/21/2030	100	90
3.000% due 02/22/2029	177	168
3.000% due 01/15/2052	320	207
3.150% due 02/21/2040	606	463
3.200% due 11/02/2027	495	481
4.200% due 02/22/2052	192	151
4.400% due 05/01/2045	3,037	2,571
4.400% due 02/22/2062	172	135
5.150% due 03/02/2028	1,634	1,664
5.250% due 03/02/2033	30	30
5.750% due 03/02/2063	68	66
Amphenol Corp. 2.800% due 02/15/2030	160	148
Anglo American Capital PLC 3.875% due 03/16/2029	355	343
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	1,047	968
Anheuser-Busch Cos. LLC 4.700% due 02/01/2036	2,007	1,937
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	1,007	924
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 01/23/2029	57	58
4.900% due 01/23/2031	344	350
4.950% due 01/15/2042	14	13
5.000% due 06/15/2034	111	112
5.800% due 01/23/2059	167	173
Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,667	1,465
2.200% due 09/11/2029	10	9

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

2.375% due 02/08/2041	120	84
2.800% due 02/08/2061	73	44
2.850% due 08/05/2061	172	105
3.350% due 08/08/2032	855	800
3.850% due 08/04/2046	1,519	1,238
3.950% due 08/08/2052	941	758
4.650% due 02/23/2046	1,095	1,010
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051	349	205
4.350% due 03/15/2029	170	167
Ashtead Capital, Inc.
4.250% due 11/01/2029	257	248
5.500% due 08/11/2032	1,688	1,683
Astrazeneca Finance LLC
1.750% due 05/28/2028	55	51
2.250% due 05/28/2031	200	175
AstraZeneca PLC
1.375% due 08/06/2030	1,599	1,363
4.000% due 01/17/2029	1,472	1,455
Atlassian Corp. 5.250% due 05/15/2029	2,081	2,119
Autodesk, Inc. 2.850% due 01/15/2030	55	51
AutoNation, Inc. 3.800% due 11/15/2027	130	127
AutoZone, Inc. 4.750% due 08/01/2032	99	97
Bacardi Ltd.
2.750% due 07/15/2026	100	98
4.700% due 05/15/2028	333	331
5.300% due 05/15/2048	40	35
BAE Systems Holdings, Inc. 3.850% due 12/15/2025	376	374
BAE Systems PLC
1.900% due 02/15/2031	2,194	1,868
3.400% due 04/15/2030	1,910	1,791
Baidu, Inc.
1.720% due 04/09/2026	53	52
4.125% due 06/30/2025	46	46
BAT Capital Corp. 4.540% due 08/15/2047	533	426
Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,890	1,882
4.375% due 12/15/2028	3,374	3,288
4.875% due 06/25/2048	1,326	1,062
6.250% due 01/21/2029	381	395
6.500% due 11/21/2033	381	400
Becton Dickinson & Co.
1.957% due 02/11/2031	80	68
2.823% due 05/20/2030	3,770	3,442
4.669% due 06/06/2047	565	489
BHP Billiton Finance USA Ltd. 5.250% due 09/08/2030	50	51
Biogen, Inc. 3.250% due 02/15/2051	67	43
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	48
3.300% due 04/06/2027	50	49
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	2,390	2,316
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,237	2,039
Boeing Co.
2.196% due 02/04/2026	4,075	3,988
2.250% due 06/15/2026	150	145
2.750% due 02/01/2026	10	10
3.100% due 05/01/2026	10	10
3.250% due 02/01/2028	1,671	1,603
3.600% due 05/01/2034	90	78
3.625% due 02/01/2031	1,677	1,556
3.950% due 08/01/2059	3,126	2,132
5.705% due 05/01/2040	1,383	1,345
5.805% due 05/01/2050	100	95
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033	189	189
BorgWarner, Inc. 4.950% due 08/15/2029	2,005	2,009
Boston Scientific Corp.
1.900% due 06/01/2025	10	10
6.500% due 11/15/2035	93	103
BP Capital Markets America, Inc.
2.772% due 11/10/2050	249	153
3.119% due 05/04/2026	243	240
3.379% due 02/08/2061	3,518	2,284

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

3.543% due 04/06/2027	10	10
3.937% due 09/21/2028	300	295
Bristol-Myers Squibb Co.
1.125% due 11/13/2027	80	74
1.450% due 11/13/2030	86	73
3.900% due 02/20/2028	2,670	2,646
4.900% due 02/22/2029	142	144
5.200% due 02/22/2034	72	73
6.250% due 11/15/2053	137	147
Broadcom, Inc.
1.950% due 02/15/2028	1,173	1,091
2.600% due 02/15/2033	1,429	1,205
3.137% due 11/15/2035	914	758
3.187% due 11/15/2036	1,621	1,331
3.419% due 04/15/2033	1,285	1,145
3.469% due 04/15/2034	1,777	1,565
4.110% due 09/15/2028	122	120
4.150% due 04/15/2032	552	524
4.926% due 05/15/2037	1,898	1,826
Cameron LNG LLC 3.701% due 01/15/2039	2,192	1,832
Canadian National Railway Co. 5.850% due 11/01/2033	70	74
Canadian Natural Resources Ltd. 6.450% due 06/30/2033	125	133
Canadian Pacific Railway Co.
2.050% due 03/05/2030	931	824
3.500% due 05/01/2050	2,203	1,556
Carlisle Cos., Inc. 2.750% due 03/01/2030	204	185
Carnival Corp. 4.000% due 08/01/2028	2,382	2,280
Carrier Global Corp.
2.722% due 02/15/2030	2,438	2,231
3.577% due 04/05/2050	100	73
6.200% due 03/15/2054	108	115
Caterpillar, Inc. 5.300% due 09/15/2035	30	31
CDW LLC
2.670% due 12/01/2026	1,052	1,016
3.250% due 02/15/2029	201	188
3.276% due 12/01/2028	257	243
4.125% due 05/01/2025	96	96
5.100% due 03/01/2030	1,487	1,486
Cenovus Energy, Inc.
5.400% due 06/15/2047	301	268
6.750% due 11/15/2039	112	121
Centene Corp.
2.500% due 03/01/2031	292	246
2.625% due 08/01/2031	220	185
3.000% due 10/15/2030	176	154
4.250% due 12/15/2027	62	61
4.625% due 12/15/2029	3,473	3,330
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	189	162
CF Industries, Inc. 5.150% due 03/15/2034	5,635	5,479
Charter Communications Operating LLC
2.250% due 01/15/2029	338	305
2.300% due 02/01/2032	1,305	1,057
2.800% due 04/01/2031	150	130
3.750% due 02/15/2028	692	671
3.850% due 04/01/2061	1,471	894
3.950% due 06/30/2062	1,168	718
4.200% due 03/15/2028	190	186
4.800% due 03/01/2050	2,403	1,813
5.375% due 04/01/2038	371	335
6.100% due 06/01/2029	2,455	2,536
6.650% due 02/01/2034	1,052	1,091
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	147	118
3.700% due 11/15/2029	129	123
Cheniere Energy Partners LP 5.750% due 08/15/2034	3,631	3,684
Choice Hotels International, Inc. 3.700% due 01/15/2031	298	273
Cigna Group
3.200% due 03/15/2040	654	496
3.400% due 03/01/2027	3,605	3,536
3.875% due 10/15/2047	150	112
4.375% due 10/15/2028	150	149
4.800% due 08/15/2038	100	93
4.800% due 07/15/2046	5	4
5.600% due 02/15/2054	2,855	2,720

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Coca-Cola Co.
1.375% due 03/15/2031	143	121
2.125% due 09/06/2029	139	127
2.500% due 06/01/2040	474	341
3.450% due 03/25/2030	249	239
5.000% due 05/13/2034	746	761
Comcast Corp.
2.350% due 01/15/2027	74	72
2.650% due 02/01/2030	202	185
2.887% due 11/01/2051	1,800	1,099
2.937% due 11/01/2056	150	88
2.987% due 11/01/2063	3,572	2,033
3.200% due 07/15/2036	1,651	1,366
3.400% due 07/15/2046	119	85
3.750% due 04/01/2040	278	228
3.950% due 10/15/2025	121	121
3.969% due 11/01/2047	384	297
4.000% due 08/15/2047	481	376
4.049% due 11/01/2052	285	217
4.600% due 10/15/2038	155	143
4.950% due 10/15/2058	160	139
5.500% due 11/15/2032	1,548	1,609
Conagra Brands, Inc.
4.850% due 11/01/2028	118	118
5.300% due 11/01/2038	104	99
ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,851	1,370
4.300% due 11/15/2044	125	105
Constellation Brands, Inc.
2.875% due 05/01/2030	1,261	1,144
3.150% due 08/01/2029	1,732	1,617
4.100% due 02/15/2048	179	139
5.250% due 11/15/2048	2,607	2,388
Continental Resources, Inc.
2.268% due 11/15/2026	1,198	1,149
4.375% due 01/15/2028	100	98
5.750% due 01/15/2031	1,786	1,801
Corning, Inc.
4.375% due 11/15/2057	1,385	1,103
5.450% due 11/15/2079	829	756
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	192
4.500% due 09/16/2025	12	12
5.950% due 01/08/2034	2,242	2,277
Cox Communications, Inc.
1.800% due 10/01/2030	3,330	2,807
5.450% due 09/01/2034	2,575	2,516
CRH America Finance, Inc. 3.400% due 05/09/2027	900	880
CRH SMW Finance DAC 5.200% due 05/21/2029	2,269	2,309
CSL Finanace PLC Co. 4.050% due 04/27/2029	130	127
CSX Corp.
4.100% due 03/15/2044	1,098	918
6.220% due 04/30/2040	2,075	2,239
CVS Health Corp.
1.750% due 08/21/2030	10	8
3.000% due 08/15/2026	20	20
3.250% due 08/15/2029	1,241	1,159
3.625% due 04/01/2027	953	935
3.750% due 04/01/2030	1,049	990
4.125% due 04/01/2040	70	57
5.050% due 03/25/2048	2,436	2,080
5.125% due 02/21/2030	1,868	1,881
5.125% due 07/20/2045	2,264	1,975
6.000% due 06/01/2044	118	115
6.000% due 06/01/2063	100	94
Daimler Truck Finance North America LLC 2.500% due 12/14/2031	190	162
Darden Restaurants, Inc. 6.300% due 10/10/2033	1,431	1,517
DCP Midstream Operating LP
5.125% due 05/15/2029	1,697	1,709
5.375% due 07/15/2025	31	31
5.625% due 07/15/2027	200	203
Dell International LLC 8.100% due 07/15/2036	477	570
Delta Air Lines, Inc.
4.750% due 10/20/2028	10	10
7.000% due 05/01/2025	2,669	2,673
Devon Energy Corp.
5.000% due 06/15/2045	174	148

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.200% due 09/15/2034	3,917	3,780
Diageo Capital PLC 5.300% due 10/24/2027	736	752
Diamondback Energy, Inc.
5.200% due 04/18/2027	957	969
5.900% due 04/18/2064	2,739	2,579
6.250% due 03/15/2033	91	96
Discovery Communications LLC
4.000% due 09/15/2055	1,122	702
4.650% due 05/15/2050	1,112	803
Dow Chemical Co. 6.900% due 05/15/2053	9	10
Dow Chemical Co/The 2.100% due 11/15/2030	157	136
DR Horton, Inc. 5.000% due 10/15/2034	2,101	2,049
eBay, Inc. 5.900% due 11/22/2025	485	489
Electronic Arts, Inc. 1.850% due 02/15/2031	1,384	1,177
Elevance Health, Inc.
2.250% due 05/15/2030	1,875	1,671
2.550% due 03/15/2031	50	44
3.600% due 03/15/2051	149	106
3.700% due 09/15/2049	106	77
4.100% due 05/15/2032	151	143
4.550% due 03/01/2048	2,915	2,443
4.850% due 08/15/2054	807	685
5.125% due 02/15/2053	2,000	1,796
5.350% due 10/15/2025	171	171
5.950% due 12/15/2034	250	264
Eli Lilly & Co.
4.150% due 03/15/2059	868	690
4.700% due 02/27/2033	71	71
5.950% due 11/15/2037	331	359
Embraer Netherlands Finance BV 5.980% due 02/11/2035	2,000	2,036
Empresa Nacional de Telecomunicaciones SA 4.750% due 08/01/2026	832	833
Enbridge, Inc.
2.500% due 08/01/2033	427	350
3.125% due 11/15/2029	40	37
3.700% due 07/15/2027	210	206
4.250% due 12/01/2026	491	489
5.250% due 04/05/2027	71	72
5.900% due 11/15/2026	200	204
5.950% due 04/05/2054	72	72
6.000% due 11/15/2028	230	239
6.700% due 11/15/2053	3,263	3,528
Energy Transfer LP
4.200% due 04/15/2027	548	543
4.950% due 05/15/2028	1,782	1,795
5.000% due 05/15/2050	1,813	1,528
5.250% due 04/15/2029	120	121
5.300% due 04/15/2047	954	844
5.500% due 06/01/2027	854	867
5.600% due 09/01/2034	2,511	2,517
6.250% due 04/15/2049	1,372	1,362
6.550% due 12/01/2033	120	128
7.375% due 02/01/2031	120	126
Eni SpA 5.500% due 05/15/2034	172	173
Entergy Louisiana LLC
4.200% due 09/01/2048	5,544	4,439
5.800% due 03/15/2055	1,500	1,494
Enterprise Products Operating LLC
3.200% due 02/15/2052	2,904	1,915
3.950% due 01/31/2060	1,594	1,166
4.200% due 01/31/2050	3,329	2,645
4.250% due 02/15/2048	186	151
4.850% due 08/15/2042	130	119
EQT Corp.
3.900% due 10/01/2027	53	52
5.000% due 01/15/2029	2,013	2,027
5.700% due 04/01/2028	1,092	1,123
Equifax, Inc. 7.000% due 07/01/2037	364	409
Equinor ASA
2.375% due 05/22/2030	2,881	2,600
3.625% due 04/06/2040	15	13
3.700% due 04/06/2050	707	536
7.150% due 11/15/2025	26	26
ERAC USA Finance LLC
3.300% due 12/01/2026	152	150

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

7.000% due 10/15/2037	548	625
Essential Utilities, Inc.
2.704% due 04/15/2030	216	196
3.566% due 05/01/2029	322	308
FedEx Corp.
3.100% due 08/05/2029	450	422
3.900% due 02/01/2035	28	25
4.050% due 02/15/2048	80	59
4.100% due 02/01/2045	160	123
4.250% due 05/15/2030	133	130
4.550% due 04/01/2046	4	3
4.750% due 11/15/2045	39	33
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	134	130
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	640	613
4.300% due 01/15/2029	125	123
5.150% due 03/30/2026	100	101
Fiserv, Inc. 3.200% due 07/01/2026	939	924
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	120	106
Flutter Treasury Designated Activity Co. 6.375% due 04/29/2029	1,042	1,062
Foundry JV Holdco LLC 5.900% due 01/25/2030	200	207
Fox Corp.
5.476% due 01/25/2039	174	168
5.576% due 01/25/2049	1,785	1,673
Freeport Indonesia PT 4.763% due 04/14/2027	376	375
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,581	2,542
4.625% due 08/01/2030	101	99
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	50	42
Gartner, Inc. 4.500% due 07/01/2028	463	454
GE Capital Funding LLC 3.450% due 05/15/2025	217	217
General Motors Co.
5.400% due 04/01/2048	1,468	1,254
6.600% due 04/01/2036	78	81
6.750% due 04/01/2046	46	47
6.800% due 10/01/2027	2,369	2,467
Gilead Sciences, Inc.
1.200% due 10/01/2027	249	231
2.800% due 10/01/2050	291	183
2.950% due 03/01/2027	106	103
4.800% due 11/15/2029	72	73
Glencore Funding LLC
1.625% due 09/01/2025	10	10
2.850% due 04/27/2031	408	360
3.875% due 10/27/2027	100	98
3.875% due 04/27/2051	10	7
5.400% due 05/08/2028	3,002	3,056
5.411% due 04/04/2027 ~	3,082	3,101
Global Payments, Inc.
4.150% due 08/15/2049	172	130
5.950% due 08/15/2052	100	97
Graphic Packaging International LLC 1.512% due 04/15/2026	230	222
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036	2,900	2,939
Haleon U.S. Capital LLC 3.375% due 03/24/2027	2,650	2,598
Halliburton Co. 2.920% due 03/01/2030	364	334
Harley-Davidson Financial Services, Inc. 6.500% due 03/10/2028	867	893
Hasbro, Inc. 3.900% due 11/19/2029	1,303	1,240
HCA, Inc.
3.125% due 03/15/2027	163	158
3.500% due 09/01/2030	88	82
3.500% due 07/15/2051	270	178
3.625% due 03/15/2032	1,148	1,038
4.125% due 06/15/2029	1,871	1,817
4.375% due 03/15/2042	2,539	2,101
5.250% due 06/15/2049	2,649	2,333
5.875% due 02/01/2029	60	62
Health Care Service Corp. 5.200% due 06/15/2029	200	203

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Hess Corp.
5.800% due 04/01/2047	1,870	1,891
7.125% due 03/15/2033	165	187
Home Depot, Inc.
2.375% due 03/15/2051	2,740	1,571
3.125% due 12/15/2049	2,492	1,692
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	70	60
4.950% due 09/15/2052	1,211	1,112
Howmet Aerospace, Inc.
4.850% due 10/15/2031	2,575	2,569
6.750% due 01/15/2028	130	137
Humana, Inc.
5.750% due 03/01/2028	786	808
5.750% due 04/15/2054	144	134
5.875% due 03/01/2033	1,318	1,348
8.150% due 06/15/2038	323	387
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	1,359	1,242
Hyatt Hotels Corp. 5.250% due 06/30/2029	1,908	1,927
Hyundai Capital America
1.500% due 06/15/2026	772	743
1.650% due 09/17/2026	1,572	1,506
1.800% due 10/15/2025	133	131
2.000% due 06/15/2028	1,141	1,045
2.100% due 09/15/2028	247	225
5.600% due 03/30/2028	451	460
Illumina, Inc. 2.550% due 03/23/2031	1,294	1,118
Imperial Brands Finance PLC
3.500% due 07/26/2026	975	961
6.125% due 07/27/2027	370	381
Infor, Inc. 1.750% due 07/15/2025	15	15
Intel Corp.
3.100% due 02/15/2060	1,588	881
4.875% due 02/10/2028	915	920
5.200% due 02/10/2033	781	771
5.600% due 02/21/2054	4,000	3,640
International Business Machines Corp.
4.400% due 07/27/2032	585	567
4.900% due 07/27/2052	1,159	1,033
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,719	1,702
IQVIA, Inc. 5.700% due 05/15/2028	1,455	1,482
JBS USA Holding Lux SARL 5.750% due 04/01/2033	27	27
JDE Peet's NV 2.250% due 09/24/2031	255	214
KazMunayGas National Co. JSC 5.750% due 04/19/2047	464	406
Keurig Dr Pepper, Inc.
4.050% due 04/15/2032	2,174	2,068
4.417% due 05/25/2025	34	34
4.500% due 04/15/2052	2,227	1,859
Kinder Morgan, Inc.
5.300% due 12/01/2034	315	311
5.450% due 08/01/2052	1,722	1,576
5.550% due 06/01/2045	2,073	1,944
Kraft Heinz Foods Co.
4.875% due 10/01/2049	132	114
5.200% due 07/15/2045	226	207
6.875% due 01/26/2039	2,536	2,819
7.125% due 08/01/2039	1,197	1,365
Kroger Co.
5.000% due 09/15/2034	203	198
5.500% due 09/15/2054	75	71
7.500% due 04/01/2031	153	174
L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,771	2,738
4.400% due 06/15/2028	159	158
Lafarge SA 7.125% due 07/15/2036	135	151
Las Vegas Sands Corp. 6.000% due 08/15/2029	3,227	3,300
Leidos, Inc.
2.300% due 02/15/2031	1,149	988
4.375% due 05/15/2030	848	825
Lennar Corp. 5.250% due 06/01/2026	48	48
LKQ Corp. 5.750% due 06/15/2028	1,058	1,082

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Lockheed Martin Corp.
4.300% due 06/15/2062	174	138
5.250% due 01/15/2033	69	71
5.900% due 11/15/2063	268	279
Lowe's Cos., Inc. 3.100% due 05/03/2027	583	567
LYB International Finance LLC 1.250% due 10/01/2025	114	112
Marathon Petroleum Corp. 3.800% due 04/01/2028	2,188	2,138
Marriott International, Inc.
2.750% due 10/15/2033	433	360
2.850% due 04/15/2031	230	205
4.625% due 06/15/2030	3,456	3,431
Mars, Inc. 5.000% due 03/01/2032	4,000	4,018
Marvell Technology, Inc.
2.450% due 04/15/2028	79	74
4.875% due 06/22/2028	360	362
5.950% due 09/15/2033	865	903
Masco Corp. 1.500% due 02/15/2028	137	126
Massachusetts Institute of Technology 3.885% due 07/01/2116	172	122
Mattel, Inc. 3.375% due 04/01/2026	1,442	1,423
McDonald's Corp.
3.500% due 07/01/2027	1,987	1,951
4.875% due 12/09/2045	2,042	1,850
5.700% due 02/01/2039	120	125
Mead Johnson Nutrition Co. 4.125% due 11/15/2025	156	156
Medtronic Global Holdings SCA 4.250% due 03/30/2028	2,752	2,750
Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	634	617
5.125% due 08/01/2034	1,864	1,841
Merck & Co., Inc.
1.700% due 06/10/2027	1,630	1,547
2.900% due 12/10/2061	5,035	2,940
Meta Platforms, Inc.
3.850% due 08/15/2032	1,832	1,733
4.650% due 08/15/2062	2,265	1,943
Micron Technology, Inc.
4.185% due 02/15/2027	1,137	1,129
5.327% due 02/06/2029	100	102
Microsoft Corp.
1.350% due 09/15/2030	10	9
2.525% due 06/01/2050	3,721	2,333
2.675% due 06/01/2060	929	556
2.921% due 03/17/2052	60	40
Molson Coors Beverage Co. 4.200% due 07/15/2046	180	145
Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	1,292	1,231
4.250% due 09/15/2025	48	48
Mondelez International, Inc. 6.500% due 11/01/2031	913	989
Moody's Corp. 3.100% due 11/29/2061	2,847	1,748
Motorola Solutions, Inc.
2.300% due 11/15/2030	654	572
2.750% due 05/24/2031	146	129
5.500% due 09/01/2044	899	873
MPLX LP
1.750% due 03/01/2026	52	51
4.125% due 03/01/2027	2,151	2,133
4.700% due 04/15/2048	40	33
4.950% due 03/14/2052	1,303	1,096
5.200% due 03/01/2047	1,952	1,719
5.500% due 02/15/2049	122	111
National Fuel Gas Co. 5.500% due 10/01/2026	200	202
Nestle Capital Corp. 4.750% due 03/12/2031	3,922	3,967
Nestle Holdings, Inc. 5.000% due 03/14/2028 (e)	945	965
Netflix, Inc.
3.625% due 06/15/2025	951	948
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	2,189	2,221
5.375% due 11/15/2029	1,372	1,417
6.375% due 05/15/2029	45	48

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Nissan Motor Co. Ltd. 3.522% due 09/17/2025	128	127
Norfolk Southern Corp.
4.100% due 05/15/2121	167	119
5.950% due 03/15/2064	2,009	2,073
Northrop Grumman Corp.
3.850% due 04/15/2045	200	158
4.950% due 03/15/2053	199	180
5.200% due 06/01/2054	62	58
NTT Finance Corp.
1.162% due 04/03/2026	120	116
5.104% due 07/02/2027	1,251	1,270
5.110% due 07/02/2029	1,353	1,379
NXP BV
2.500% due 05/11/2031	2,739	2,373
3.150% due 05/01/2027	132	128
4.300% due 06/18/2029	132	129
4.400% due 06/01/2027	100	100
5.000% due 01/15/2033	170	167
Occidental Petroleum Corp.
6.125% due 01/01/2031	200	206
6.450% due 09/15/2036	3,349	3,450
6.625% due 09/01/2030	130	137
7.500% due 05/01/2031	591	651
OCI NV 6.700% due 03/16/2033	1,509	1,610
Open Text Corp. 6.900% due 12/01/2027	681	706
Oracle Corp.
1.650% due 03/25/2026	505	491
2.300% due 03/25/2028	1,922	1,806
3.950% due 03/25/2051	3,794	2,789
4.125% due 05/15/2045	1,963	1,551
4.900% due 02/06/2033	800	787
5.375% due 07/15/2040	60	57
5.800% due 11/10/2025	70	71
Otis Worldwide Corp.
2.056% due 04/05/2025	35	35
2.565% due 02/15/2030	10	9
Ovintiv, Inc.
5.650% due 05/15/2028	1,062	1,089
7.100% due 07/15/2053	190	201
Owens Corning 3.400% due 08/15/2026	100	98
Paramount Global
2.900% due 01/15/2027	188	182
3.700% due 06/01/2028	170	164
4.200% due 05/19/2032	71	64
4.600% due 01/15/2045	69	52
4.850% due 07/01/2042	335	269
4.900% due 08/15/2044	1,402	1,088
4.950% due 05/19/2050	65	50
5.850% due 09/01/2043	3	3
Penske Truck Leasing Co. LP
1.200% due 11/15/2025	466	456
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,640	1,607
5.875% due 11/15/2027	943	968
PepsiCo, Inc.
3.500% due 03/19/2040	56	46
4.600% due 07/17/2045	672	590
Pertamina Persero PT 1.400% due 02/09/2026	317	308
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030	452	454
Philip Morris International, Inc.
1.750% due 11/01/2030	192	165
2.750% due 02/25/2026	158	156
3.875% due 08/21/2042	443	356
5.000% due 11/17/2025	323	324
5.625% due 11/17/2029	323	337
5.750% due 11/17/2032	323	338
6.375% due 05/16/2038	431	473
Pioneer Natural Resources Co. 1.125% due 01/15/2026	135	132
PRA Health Sciences, Inc. 2.875% due 07/15/2026	557	541
Prosus NV
3.680% due 01/21/2030	1,960	1,812
4.027% due 08/03/2050	116	78
4.193% due 01/19/2032	180	164
QatarEnergy LNG S3 5.838% due 09/30/2027	159	162

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Qorvo, Inc. 4.375% due 10/15/2029	998	953
Quanta Services, Inc.
2.350% due 01/15/2032	2,012	1,691
2.900% due 10/01/2030	56	50
Regeneron Pharmaceuticals, Inc. 2.800% due 09/15/2050	3,402	2,013
Reliance, Inc. 1.300% due 08/15/2025	178	176
RELX Capital, Inc.
3.000% due 05/22/2030	334	310
4.000% due 03/18/2029	1,356	1,329
Renesas Electronics Corp. 2.170% due 11/25/2026	1,058	1,014
Republic Services, Inc. 3.375% due 11/15/2027	943	920
Reynolds American, Inc. 4.450% due 06/12/2025	756	755
Roche Holdings, Inc.
4.790% due 03/08/2029	1,897	1,928
5.338% due 11/13/2028	727	751
Rogers Communications, Inc.
3.200% due 03/15/2027	971	945
3.700% due 11/15/2049	199	139
4.350% due 05/01/2049	182	143
5.000% due 02/15/2029	30	30
Royalty Pharma PLC
3.300% due 09/02/2040	106	78
3.350% due 09/02/2051	224	142
3.550% due 09/02/2050	1,965	1,318
5.150% due 09/02/2029	1,181	1,189
RTX Corp.
1.900% due 09/01/2031	59	50
4.050% due 05/04/2047	2,041	1,622
4.125% due 11/16/2028	50	49
4.150% due 05/15/2045	120	98
4.350% due 04/15/2047	245	204
4.500% due 06/01/2042	1,533	1,349
4.800% due 12/15/2043	1,627	1,473
5.375% due 02/27/2053	1,442	1,377
5.750% due 11/08/2026	888	905
SABIC Capital BV 4.500% due 10/10/2028	73	72
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,025	2,003
4.500% due 05/15/2030	450	442
5.900% due 09/15/2037	46	47
Santos Finance Ltd. 3.649% due 04/29/2031	1,526	1,384
Saudi Arabian Oil Co. 5.250% due 07/17/2034	40	40
Schlumberger Holdings Corp. 5.000% due 05/29/2027	1,678	1,699
Seagate HDD Cayman 4.091% due 06/01/2029	674	635
Sealed Air Corp. 1.573% due 10/15/2026	1,213	1,154
Sherwin-Williams Co.
2.900% due 03/15/2052	80	49
4.250% due 08/08/2025	950	948
4.550% due 08/01/2045	53	45
Silgan Holdings, Inc. 1.400% due 04/01/2026	361	348
SK Hynix, Inc.
1.500% due 01/19/2026	54	53
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028	646	673
Skyworks Solutions, Inc. 1.800% due 06/01/2026	567	546
Smith & Nephew PLC 2.032% due 10/14/2030	417	360
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030	1,702	1,730
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034	2,595	2,542
South32 Treasury Ltd. 4.350% due 04/14/2032	1,042	976
Southern Co.
3.750% due 09/15/2051 •	390	380
4.400% due 07/01/2046	737	610
4.850% due 03/15/2035	263	255
Southern Copper Corp. 3.875% due 04/23/2025	149	149

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Southwest Airlines Co. 5.125% due 06/15/2027	190	191
Spectra Energy Partners LP
3.375% due 10/15/2026	80	79
4.500% due 03/15/2045	277	229
Stanley Black & Decker, Inc. 6.707% due 03/15/2060 •	131	131
Starbucks Corp.
2.000% due 03/12/2027	129	123
2.550% due 11/15/2030	222	198
3.000% due 02/14/2032	3,759	3,349
Steel Dynamics, Inc. 3.250% due 01/15/2031	50	46
Stryker Corp.
1.150% due 06/15/2025	263	261
3.500% due 03/15/2026	1,417	1,405
Suzano International Finance BV 5.500% due 01/17/2027	70	71
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	50	49
Synopsys, Inc. 5.150% due 04/01/2035	1,300	1,307
Sysco Corp.
2.400% due 02/15/2030	200	180
5.950% due 04/01/2030	45	47
6.000% due 01/17/2034	1,576	1,672
T-Mobile USA, Inc.
1.500% due 02/15/2026	587	571
2.250% due 11/15/2031	35	30
2.400% due 03/15/2029	244	224
2.625% due 04/15/2026	51	50
2.700% due 03/15/2032	1,763	1,526
3.000% due 02/15/2041	2,380	1,728
3.400% due 10/15/2052	1,375	930
3.500% due 04/15/2025	110	110
3.600% due 11/15/2060	2,478	1,660
3.750% due 04/15/2027	2,370	2,336
3.875% due 04/15/2030	51	49
4.375% due 04/15/2040	1,966	1,731
5.650% due 01/15/2053	170	166
5.750% due 01/15/2034	1,340	1,396
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027	1,295	1,274
Takeda Pharmaceutical Co. Ltd. 3.375% due 07/09/2060	4,303	2,754
Targa Resources Corp.
5.200% due 07/01/2027	2,094	2,119
6.250% due 07/01/2052	100	101
6.500% due 02/15/2053	13	14
TCI Communications, Inc. 7.875% due 02/15/2026	1,606	1,651
TD SYNNEX Corp. 1.750% due 08/09/2026	1,190	1,140
Telefonica Emisiones SA
4.103% due 03/08/2027	1,299	1,289
4.665% due 03/06/2038	1,867	1,691
Tencent Holdings Ltd.
3.925% due 01/19/2038	59	52
3.975% due 04/11/2029	561	550
4.525% due 04/11/2049	212	184
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037	1,203	1,401
Textron, Inc. 3.900% due 09/17/2029	52	50
TotalEnergies Capital International SA
2.986% due 06/29/2041	100	73
3.386% due 06/29/2060	950	624
TotalEnergies Capital SA
3.883% due 10/11/2028	221	218
4.724% due 09/10/2034	270	265
5.150% due 04/05/2034	148	150
5.425% due 09/10/2064	73	69
Toyota Industries Corp. 3.566% due 03/16/2028 (e)	456	443
TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	10
4.250% due 05/15/2028	194	192
4.625% due 03/01/2034	545	514
7.625% due 01/15/2039	2,627	3,058
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	662	507
4.600% due 03/15/2048	219	186
TSMC Global Ltd. 0.750% due 09/28/2025	440	432

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	437	425
7.000% due 03/01/2032	128	145
Tyson Foods, Inc. 4.000% due 03/01/2026	300	299
Unilever Capital Corp. 4.625% due 08/12/2034	1,148	1,129
Union Pacific Corp.
2.150% due 02/05/2027	77	74
2.800% due 02/14/2032	1,595	1,418
3.375% due 02/01/2035	120	106
United Airlines Pass-Through Trust 5.800% due 07/15/2037	1,549	1,575
United Rentals North America, Inc.
3.875% due 11/15/2027	325	314
6.000% due 12/15/2029	187	190
UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	76
2.000% due 05/15/2030	34	30
2.900% due 05/15/2050	246	155
3.050% due 05/15/2041	1,779	1,311
3.125% due 05/15/2060	158	96
3.375% due 04/15/2027	156	153
3.700% due 08/15/2049	1,102	811
3.750% due 10/15/2047	192	145
3.875% due 08/15/2059	188	135
4.250% due 01/15/2029	2,077	2,065
4.500% due 04/15/2033	44	43
4.750% due 07/15/2045	1,307	1,169
4.950% due 05/15/2062	180	156
5.000% due 04/15/2034	152	151
5.050% due 04/15/2053	811	735
5.250% due 02/15/2028	71	73
5.300% due 02/15/2030	49	51
5.350% due 02/15/2033	46	47
5.500% due 04/15/2064	31	29
6.050% due 02/15/2063	70	72
6.625% due 11/15/2037	41	46
6.875% due 02/15/2038	550	633
Vale Overseas Ltd. 3.750% due 07/08/2030	80	74
Valero Energy Corp. 4.350% due 06/01/2028	2,057	2,043
Var Energi ASA 8.000% due 11/15/2032	1,888	2,127
VeriSign, Inc. 5.250% due 04/01/2025	328	328
Verisk Analytics, Inc. 4.125% due 03/15/2029	1,875	1,841
VF Corp. 6.000% due 10/15/2033	35	34
VMware LLC 4.500% due 05/15/2025	10	10
VMware, Inc.
1.400% due 08/15/2026	736	705
1.800% due 08/15/2028	115	105
2.200% due 08/15/2031	180	153
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,012	989
4.850% due 08/15/2027	964	964
6.200% due 11/16/2028	3,443	3,573
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026	691	679
Walmart, Inc. 4.500% due 04/15/2053	1,337	1,183
Walt Disney Co.
2.200% due 01/13/2028	78	74
2.650% due 01/13/2031	180	163
3.800% due 05/13/2060	20	15
6.200% due 12/15/2034	140	154
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	576	461
5.141% due 03/15/2052	1,884	1,374
5.391% due 03/15/2062	1,898	1,375
Waste Connections, Inc.
2.600% due 02/01/2030	1,567	1,430
2.950% due 01/15/2052	700	446
Weir Group PLC 2.200% due 05/13/2026	860	835
Western Digital Corp. 2.850% due 02/01/2029	100	90
Western Midstream Operating LP
5.450% due 11/15/2034	2,957	2,891
6.150% due 04/01/2033	1,655	1,709

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	2,010	2,014
Williams Cos., Inc.
3.750% due 06/15/2027	50	49
4.650% due 08/15/2032	129	125
5.300% due 08/15/2052	298	273
5.400% due 03/04/2044	1,758	1,662
Woodside Finance Ltd.
3.700% due 09/15/2026	1,245	1,230
5.100% due 09/12/2034	1,623	1,576
Workday, Inc.
3.700% due 04/01/2029	700	675
3.800% due 04/01/2032	437	405
WRKCo, Inc. 3.900% due 06/01/2028	269	263
Wyeth LLC 5.950% due 04/01/2037	915	970
Zimmer Biomet Holdings, Inc. 3.550% due 03/20/2030	55	52
Zoetis, Inc.
2.000% due 05/15/2030	317	279
4.700% due 02/01/2043	226	205

		567,160

UTILITIES 14.1%
AEP Texas, Inc.
3.450% due 01/15/2050	1,713	1,177
4.700% due 05/15/2032	100	97
5.250% due 05/15/2052	100	90
5.450% due 05/15/2029	1,772	1,814
AES Corp.
2.450% due 01/15/2031	4,886	4,179
5.450% due 06/01/2028	236	240
Alabama Power Co.
3.450% due 10/01/2049	210	149
3.940% due 09/01/2032	1,199	1,130
Ameren Corp. 5.700% due 12/01/2026	70	71
Ameren Illinois Co.
3.700% due 12/01/2047	589	445
4.800% due 12/15/2043	51	46
American Electric Power Co., Inc.
2.300% due 03/01/2030	100	89
5.625% due 03/01/2033	140	144
American Water Capital Corp.
3.000% due 12/01/2026	51	50
4.200% due 09/01/2048	230	186
5.450% due 03/01/2054	216	208
Appalachian Power Co. 7.000% due 04/01/2038	1,548	1,719
Arizona Public Service Co.
2.200% due 12/15/2031	61	51
4.500% due 04/01/2042	56	48
5.700% due 08/15/2034	2,478	2,528
AT&T, Inc.
1.650% due 02/01/2028	10	9
3.500% due 09/15/2053	3,598	2,455
3.650% due 06/01/2051	100	71
3.650% due 09/15/2059	3,524	2,379
4.100% due 02/15/2028	1,547	1,531
4.300% due 02/15/2030	3,134	3,086
4.300% due 12/15/2042	37	31
4.350% due 03/01/2029	1,726	1,709
4.500% due 03/09/2048	1,666	1,384
4.650% due 06/01/2044	100	86
4.750% due 05/15/2046	50	44
4.850% due 03/01/2039	592	556
5.400% due 02/15/2034	120	122
Atmos Energy Corp.
1.500% due 01/15/2031	139	117
4.150% due 01/15/2043	1,509	1,275
Avangrid, Inc. 3.800% due 06/01/2029	1,037	999
Baltimore Gas & Electric Co. 5.400% due 06/01/2053	118	112
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	2,097	1,753
3.700% due 07/15/2030	5	5
4.050% due 04/15/2025	242	242
4.450% due 01/15/2049	131	109
4.500% due 02/01/2045	100	87
6.125% due 04/01/2036	1,533	1,633

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

BG Energy Capital PLC 5.125% due 10/15/2041	185	176
Bharti Airtel Ltd. 4.375% due 06/10/2025	156	156
Black Hills Corp.
3.150% due 01/15/2027	1,298	1,264
4.200% due 09/15/2046	100	81
6.000% due 01/15/2035	1,101	1,140
6.150% due 05/15/2034	25	26
BP Capital Markets PLC
3.279% due 09/19/2027	75	73
4.875% due 03/22/2030 •(c)	51	49
British Telecommunications PLC 9.625% due 12/15/2030	1,495	1,826
Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,193	1,177
4.487% due 03/04/2049	58	46
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	3,065	3,045
CenterPoint Energy, Inc. 1.450% due 06/01/2026	591	570
Chile Electricity Lux MPC SARL 5.672% due 10/20/2035 (a)	1,500	1,501
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	120	117
CMS Energy Corp. 4.750% due 06/01/2050 •	2,015	1,898
Columbia Pipelines Holding Co. LLC 6.042% due 08/15/2028	1,151	1,191
Comision Federal de Electricidad 3.348% due 02/09/2031	86	73
Commonwealth Edison Co.
3.700% due 03/01/2045	40	31
3.750% due 08/15/2047	100	76
4.000% due 03/01/2048	3,967	3,114
5.650% due 06/01/2054	1,016	1,007
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	283	168
3.600% due 06/15/2061	1,050	714
3.850% due 06/15/2046	3,075	2,384
6.150% due 11/15/2052	1,526	1,608
Constellation Energy Generation LLC 5.600% due 06/15/2042	1,559	1,510
Consumers Energy Co. 4.600% due 05/30/2029	392	393
Dominion Energy, Inc.
3.375% due 04/01/2030	90	84
7.000% due 06/01/2054 •	1,057	1,114
DTE Electric Co. 3.000% due 03/01/2032	145	129
DTE Energy Co.
1.050% due 06/01/2025	249	247
3.400% due 06/15/2029	2,976	2,824
Duke Energy Carolinas LLC
2.550% due 04/15/2031	411	365
2.850% due 03/15/2032	110	97
3.550% due 03/15/2052	100	71
3.875% due 03/15/2046	60	47
6.000% due 12/01/2028	1,049	1,102
Duke Energy Corp.
2.450% due 06/01/2030	660	589
2.550% due 06/15/2031	10	9
3.400% due 06/15/2029	10	9
3.500% due 06/15/2051	252	172
3.750% due 09/01/2046	427	315
5.000% due 08/15/2052	178	155
Duke Energy Florida LLC
2.400% due 12/15/2031	1,132	981
3.400% due 10/01/2046	100	72
5.650% due 04/01/2040	11	11
5.950% due 11/15/2052	100	102
Duke Energy Progress LLC
3.400% due 04/01/2032	100	91
3.450% due 03/15/2029	10	10
3.600% due 09/15/2047	100	74
4.000% due 04/01/2052	100	77
5.250% due 03/15/2033	1,727	1,760
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	126	122
East Ohio Gas Co. 1.300% due 06/15/2025	10	10
Edison International 5.750% due 06/15/2027 (e)	454	459

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Electricite de France SA
4.875% due 01/22/2044	1,288	1,119
6.375% due 01/13/2055	1,600	1,609
6.900% due 05/23/2053	2,064	2,222
Emera U.S. Finance LP 4.750% due 06/15/2046	305	252
Enel Finance International NV
1.625% due 07/12/2026	138	133
4.500% due 06/15/2025	469	468
4.625% due 06/15/2027	1,259	1,258
5.000% due 06/15/2032	1,801	1,774
6.000% due 10/07/2039	1,756	1,791
Entergy Corp.
0.900% due 09/15/2025	10	10
1.900% due 06/15/2028	10	9
2.400% due 06/15/2031	259	223
Evergy, Inc. 2.900% due 09/15/2029	1,901	1,757
Eversource Energy
0.800% due 08/15/2025	9	9
2.900% due 03/01/2027	176	171
3.375% due 03/01/2032	9	8
4.600% due 07/01/2027	130	130
5.000% due 01/01/2027	50	50
5.125% due 05/15/2033	659	652
Exelon Corp. 4.450% due 04/15/2046	210	174
Fells Point Funding Trust 3.046% due 01/31/2027	2,469	2,393
FirstEnergy Corp. 3.900% due 07/15/2027	30	29
Florida Power & Light Co.
3.150% due 10/01/2049	4,340	2,954
4.125% due 02/01/2042	334	283
Fortis, Inc. 3.055% due 10/04/2026	28	27
Galaxy Pipeline Assets Bidco Ltd. 1.750% due 09/30/2027	2	2
Georgia Power Co.
3.250% due 03/30/2027	125	122
5.004% due 02/23/2027	15	15
5.250% due 03/15/2034	502	507
Idaho Power Co. 4.200% due 03/01/2048	21	17
Indiana Michigan Power Co. 4.250% due 08/15/2048	1,417	1,136
Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	19
6.250% due 07/15/2039	8	9
Jersey Central Power & Light Co. 2.750% due 03/01/2032	309	267
Kentucky Utilities Co.
5.125% due 11/01/2040	100	97
5.450% due 04/15/2033	2,272	2,328
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,602	1,564
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	195	196
MidAmerican Energy Co. 4.250% due 07/15/2049	2,689	2,193
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	1,485	1,241
New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	85
3.250% due 12/01/2026	1,083	1,061
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	70	65
2.250% due 06/01/2030	460	407
4.800% due 12/01/2077 •	922	881
NGPL PipeCo LLC
3.250% due 07/15/2031	324	284
4.875% due 08/15/2027	303	303
NiSource, Inc.
0.950% due 08/15/2025	10	10
2.950% due 09/01/2029	869	808
5.000% due 06/15/2052	130	116
Northern States Power Co. 2.900% due 03/01/2050	1,825	1,178
NRG Energy, Inc.
2.000% due 12/02/2025	481	471
7.000% due 03/15/2033	1,985	2,142
NSTAR Electric Co. 4.400% due 03/01/2044	43	37

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Oglethorpe Power Corp. 6.200% due 12/01/2053	270	277
Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	27
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	512	337
ONEOK, Inc.
3.400% due 09/01/2029	1,623	1,532
4.250% due 09/24/2027	426	422
4.400% due 10/15/2029	2,101	2,064
4.550% due 07/15/2028	573	571
4.750% due 10/15/2031	638	626
5.200% due 07/15/2048	1,495	1,315
6.100% due 11/15/2032	871	913
6.500% due 09/01/2030	1,731	1,838
Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	17
3.250% due 06/01/2031	81	72
3.300% due 08/01/2040	260	191
3.450% due 07/01/2025	128	127
3.750% due 07/01/2028	1,785	1,717
3.950% due 12/01/2047	1,050	768
4.550% due 07/01/2030	103	99
4.650% due 08/01/2028	52	51
4.950% due 07/01/2050	103	86
5.450% due 06/15/2027	1,239	1,252
6.100% due 01/15/2029	1,844	1,906
PacifiCorp
4.150% due 02/15/2050	70	54
5.450% due 02/15/2034	2,367	2,387
PECO Energy Co. 3.000% due 09/15/2049	68	45
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125% due 05/15/2027	429	422
Piedmont Natural Gas Co., Inc. 2.500% due 03/15/2031	58	51
Pinnacle West Capital Corp.
1.300% due 06/15/2025	50	50
5.178% due 06/10/2026 ~	287	288
Plains All American Pipeline LP
3.550% due 12/15/2029	198	187
5.150% due 06/01/2042	2,601	2,329
Public Service Co. of Colorado
1.900% due 01/15/2031	339	291
3.550% due 06/15/2046	52	38
5.850% due 05/15/2055	4,000	3,981
Public Service Electric & Gas Co. 4.650% due 03/15/2033	2,760	2,722
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	942	928
Puget Energy, Inc.
4.100% due 06/15/2030	226	216
4.224% due 03/15/2032	991	923
Puget Sound Energy, Inc.
3.250% due 09/15/2049	40	27
5.795% due 03/15/2040	30	31
RWE Finance U.S. LLC 6.250% due 04/16/2054	229	228
San Diego Gas & Electric Co.
1.700% due 10/01/2030	100	85
3.000% due 03/15/2032	291	256
4.150% due 05/15/2048	175	138
5.350% due 04/01/2053	180	169
Sempra
3.250% due 06/15/2027	10	10
3.300% due 04/01/2025	1,395	1,395
5.500% due 08/01/2033	359	362
Shell Finance U.S., Inc.
2.375% due 11/07/2029	159	146
2.750% due 04/06/2030	296	272
Shell International Finance BV
3.125% due 11/07/2049	217	146
4.375% due 05/11/2045	766	650
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025	243	242
4.125% due 09/12/2025	206	206
Southern California Edison Co.
2.850% due 08/01/2029	1,522	1,399
3.650% due 02/01/2050	1,905	1,323
4.125% due 03/01/2048	3,150	2,374
5.450% due 06/01/2031	2,553	2,588
Southern California Gas Co.
2.950% due 04/15/2027	153	149

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

4.125% due 06/01/2048	2,049	1,604
4.450% due 03/15/2044	52	44
5.600% due 04/01/2054	3,600	3,496
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031	210	177
Southern Power Co. 5.150% due 09/15/2041	580	548
Southwest Gas Corp.
4.050% due 03/15/2032	687	643
5.450% due 03/23/2028	1,175	1,199
Southwestern Electric Power Co. 4.100% due 09/15/2028	679	668
Southwestern Public Service Co.
3.150% due 05/01/2050	1,795	1,176
3.700% due 08/15/2047	9	7
6.000% due 10/01/2036	936	982
Tampa Electric Co.
4.350% due 05/15/2044	30	25
5.000% due 07/15/2052	100	90
Tucson Electric Power Co. 5.200% due 09/15/2034	3,186	3,167
Union Electric Co.
2.150% due 03/15/2032	690	579
3.900% due 04/01/2052	292	223
Verizon Communications, Inc.
2.355% due 03/15/2032	4,399	3,724
2.550% due 03/21/2031	1,686	1,486
2.650% due 11/20/2040	130	91
2.987% due 10/30/2056	111	67
3.150% due 03/22/2030	134	125
4.672% due 03/15/2055	27	23
4.780% due 02/15/2035	1,651	1,603
4.812% due 03/15/2039	2,340	2,187
Virginia Electric & Power Co.
3.750% due 05/15/2027	209	206
4.625% due 05/15/2052	190	161
6.000% due 01/15/2036	60	63
8.875% due 11/15/2038	2,374	3,135
Vistra Operations Co. LLC 4.300% due 07/15/2029	2,642	2,559
Vodafone Group PLC
5.750% due 02/10/2063	2,182	2,059
6.150% due 02/27/2037	87	92
WEC Energy Group, Inc. 2.200% due 12/15/2028	1,614	1,482
Wisconsin Power & Light Co. 3.950% due 09/01/2032	1,962	1,841
Wisconsin Public Service Corp. 3.671% due 12/01/2042	3	2
Xcel Energy, Inc. 4.600% due 06/01/2032	50	48

		186,758

Total Corporate Bonds & Notes (Cost $1,250,650)		1,222,881

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Bonds
3.375% due 08/15/2042	2,402	2,060
3.875% due 05/15/2043	1,500	1,370
4.000% due 11/15/2042	3,186	2,973
4.500% due 02/15/2044	15,700	15,517
U.S. Treasury Inflation Protected Securities (b)
1.750% due 01/15/2034 (j)	20,045	20,017
1.875% due 07/15/2034 (h)	1,012	1,022
U.S. Treasury Notes
2.750% due 08/15/2032 (j)	6,387	5,841
3.375% due 05/15/2033	12,300	11,652
3.875% due 08/15/2033	3,800	3,725
4.000% due 02/15/2034 (h)	14,200	14,010
4.375% due 05/15/2034 (h)	21,300	21,593
4.625% due 02/15/2035 (h)	24,100	24,900

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $124,684)		124,680

SOVEREIGN ISSUES 0.0%
Province of British Columbia 4.750% due 06/12/2034	480	484

Total Sovereign Issues (Cost $479)		484

	SHARES
PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032	1	0

Total Preferred Securities (Cost $1)		0

Total Investments in Securities (Cost $1,375,814)		1,348,045

INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.5%
PIMCO Government Money Market Fund 4.470% (d)(e)(g)	6,309,940	6,310

Total Short-Term Instruments (Cost $6,310)		6,310

Total Investments in Affiliates (Cost $6,310)		6,310

Total Investments 102.3% (Cost $1,382,124)		$1,354,355
Financial Derivative Instruments (i) 0.0%(Cost or Premiums, net $4,143)		220
Other Assets and Liabilities, net (2.3)%		(30,553)

Net Assets 100.0%		$1,324,022

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Institutional Class Shares of each Fund.
(e)	Securities with an aggregate market value of $6,152 were out on loan in exchange for $6,310 of cash collateral as of March 31, 2025.
(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	4.440%	03/20/2025	04/10/2025	$(6,620)	$(6,629)
BOS	4.420	03/18/2025	04/08/2025	(9,616)	(9,633)
JPS	4.440	03/12/2025	04/09/2025	(986)	(989)
4.450	03/19/2025	04/02/2025	(492)	(493)
4.460	03/31/2025	04/01/2025	(25,064)	(25,067)
4.520	03/31/2025	04/01/2025	(1,024)	(1,024)

Total Reverse Repurchase Agreements	$(43,835)

(h)	Securities with an aggregate market value of $43,683 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(58,729) at a weighted average interest rate of 4.957%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	138	$16,871	$231	$186	$0

Total Futures Contracts	$231	$186	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.083%	$100	$2	$0	$2	$0	$0

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
								Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$3,500	$68	$1	$69	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	122,900	2,751	(386)	2,365	1	(1)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	74,100	1,322	41	1,363	37	0

					$4,141	$(344)	$3,797	$38	$(1)

Total Swap Agreements					$4,143	$(344)	$3,799	$38	$(1)

(j)						Securities with an aggregate market value of $4,269 and cash of $5,346 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)						Unsettled variation margin asset of $99 for closed futures and unsettled variation margin liability of $(102) for closed swap agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$468,963	$0	$468,963
Industrials					0	567,160	0	567,160
Utilities					0	186,758	0	186,758
U.S. Treasury Obligations					0	124,680	0	124,680
Sovereign Issues					0	484	0	484

					$0	$1,348,045	$0	$1,348,045
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					6,310	0	0	6,310

Total Investments					$6,310	$1,348,045	$0	$1,354,355

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					$0	$224	$0	$224

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					$0	$(1)	$0	$(1)

Total Financial Derivative Instruments					$0	$223	$0	$223

Totals					$6,310	$1,348,268	$0	$1,354,578

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.4%
Aligned Data Centers International LP 7.799% due 05/16/2028 «~		$22,500	$22,564
Altice France SA 9.802% due 08/15/2028		1,992	1,791
Aspire Bakeries Holdings LLC 8.575% due 12/13/2030		2,985	2,996
Bank of Industry Ltd. 4.185% (EUR003M + 1.700%) due 08/23/2027 ~«	EUR	6,000	6,440
Carnival Corp. 6.325% due 10/18/2028		$192	193
Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ		116	115
8.295% due 12/09/2031		900	892
Clydesdale Acquisition Holdings, Inc.
TBD% due 03/26/2032		1,966	1,957
TBD% due 03/26/2032 µ		34	34
Cotiviti Corp.
TBD% due 03/26/2032		5,000	4,894
7.073% due 05/01/2031		990	970
CPPIB Capital, Inc. 7.049% due 08/20/2031		1,990	1,980
Cube Industrials Buyer, Inc. 7.793% due 10/17/2031 ~		3,500	3,481
Databricks, Inc.
TBD% due 01/03/2031 «µ		1,087	1,095
8.823% due 01/03/2031 «		4,913	4,950
DirecTV Financing LLC TBD% due 02/15/2031		1,940	1,857
DK Crown Holdings, Inc. 6.064% - 6.075% due 03/04/2032		4,000	3,980
EP Purchaser LLC 9.061% due 11/06/2028 ~		3,980	3,995
EPIC Crude Services LP 7.302% due 10/15/2031		3,000	3,003
FinCo I LLC 6.575% due 06/27/2029		99	99
GFL Environmental, Inc. 6.819% due 02/04/2032		5,000	4,962
Global Medical Response, Inc. 9.790% due 10/31/2028 ~		183	183
Golden State Foods LLC 8.564% due 12/04/2031 ~		2,985	2,998
Jane Street Group LLC 6.313% due 12/15/2031 ~		5,948	5,885
Kaseya, Inc. TBD% due 03/22/2032		4,000	3,993
Life time Fitness, Inc. 6.796% due 11/05/2031		4,190	4,185
Lifepoint Health, Inc.
7.817% due 05/19/2031 ~		796	768
8.052% due 05/17/2031 ~		4,988	4,848
Medline Borrower LP 6.575% due 10/23/2028 ~		995	994
MH Sub LLC 8.575% due 12/31/2031		2,993	2,757
Modena Buyer LLC 8.791% due 07/01/2031 ~		1,496	1,452
Newfold Digital 7.929% due 02/10/2028 «~		2,992	2,229
Novelis Holdings, Inc. 6.299% due 03/11/2032		5,000	5,001
Ocs Group Holdings Ltd. 10.450% due 11/27/2031 ~«	GBP	5,000	6,455
Pantheon Senior Debt III (PSD III) 1.000% due 03/24/2026		$1,400	1,400
Primo Brands Corp. 6.549% due 03/31/2028		988	985
Project Alpha Investindustrial 4.594% (EUR001M + 2.100%) due 02/27/2026 «~(i)	EUR	378	409
Proofpoint, Inc. 7.325% due 08/31/2028 ~		$3,990	3,982
QualityTech LP 7.814% due 10/30/2031		4,000	4,010

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Raven Acquisition Holdings LLC
TBD% due 11/19/2031 •µ		133	132
7.575% due 11/19/2031 ~		1,867	1,846
RealPage, Inc. 8.049% due 04/24/2028		3,000	3,006
Republic of Kenya 11.900% (PRIME + 4.400%) due 04/05/2028 «~		5,000	4,928
Republic of Panama
TBD% due 04/01/2027 «	EUR	7,600	8,218
4.103% (EUR006M + 1.750%) due 03/07/2027 «~		10,000	10,791
Rockpoint Gas Storage Partners LP
TBD% due 09/18/2031		$5,885	5,878
Specialty Building Products Holdings LLC 8.175% due 10/15/2028 ~		2,686	2,557
Subcalidora 2 SARL 8.105% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	2,000	2,173
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~		$4,000	3,955
TIH Insurance Holdings LLC 7.049% due 05/06/2031 ~		460	457
TK Elevator U.S. Newco, Inc. TBD% due 04/30/2030		5,000	4,993
Transnet SOC Ltd. 11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	157,714	8,516
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~		$2,985	2,791
UKG, Inc. 7.300% due 02/10/2031 ~		893	892
VEON Ltd. TBD% due 03/25/2027 «		4,000	3,940
Vista Management Holding, Inc. TBD% due 03/26/2031		5,000	4,972

Total Loan Participations and Assignments (Cost $193,532)			194,827

CORPORATE BONDS & NOTES 26.6%
BANKING & FINANCE 8.6%
Alliant Holdings Intermediate LLC 6.500% due 10/01/2031		2,800	2,752
Ally Financial, Inc. 5.800% due 05/01/2025		300	300
American Tower Corp.
2.750% due 01/15/2027		575	557
3.650% due 03/15/2027		200	197
3.800% due 08/15/2029		1,000	961
Ares Strategic Income Fund 6.200% due 03/21/2032		4,000	3,979
Armor RE Ltd. 12.792% due 01/07/2032 •		700	710
Banco BTG Pactual SA 5.750% due 01/22/2030		4,000	3,968
Banco Santander SA
5.565% due 01/17/2030		8,000	8,214
6.033% due 01/17/2035		4,000	4,144
Bank of America Corp.
5.511% due 01/24/2036 ~		8,700	8,858
5.819% due 09/15/2029 •		500	518
Barclays PLC 5.690% due 03/12/2030 •		625	641
Boost Newco Borrower LLC 7.500% due 01/15/2031		900	938
BPCE SA 6.612% due 10/19/2027 •		250	257
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 ~		4,000	3,915
Brookfield Property REIT, Inc. 4.500% due 04/01/2027		214	205
Burford Capital Global Finance LLC 9.250% due 07/01/2031		1,120	1,181
CaixaBank SA 5.673% due 03/15/2030 •		1,250	1,283
Cantor Fitzgerald LP 7.200% due 12/12/2028		850	897
CI Financial Corp. 7.500% due 05/30/2029		1,000	1,049
CIMA Finance DAC 2.950% due 09/05/2029		3,554	3,254
Citadel Finance LLC 5.900% due 02/10/2030		12,000	11,957
Citadel LP
6.000% due 01/23/2030		5,800	5,897
6.375% due 01/23/2032		4,200	4,312
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	8,500	2,481

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Credit Acceptance Corp.
6.625% due 03/15/2030		$3,000	2,961
9.250% due 12/15/2028		500	530
Crown Castle, Inc. 1.050% due 07/15/2026		475	453
Deloitte LLP
0.000% due 01/30/2030 «(i)		2,000	2,003
0.000% due 01/30/2032 «(i)		2,000	1,995
0.000% due 01/30/2035 «(i)		2,000	1,977
Encore Capital Group, Inc.
8.500% due 05/15/2030		5,400	5,573
9.250% due 04/01/2029		1,250	1,311
EPR Properties 3.750% due 08/15/2029		4,764	4,469
Equitable Holdings, Inc. 4.350% due 04/20/2028		60	60
Everglades Re Ltd. 15.792% due 05/13/2031 •		400	422
F&G Global Funding 5.875% due 01/16/2030		7,000	7,127
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,125	1,130
5.875% due 11/07/2029		8,000	7,917
5.918% due 03/20/2028		15,000	15,073
Fortitude Group Holdings LLC 6.250% due 04/01/2030		7,000	7,081
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,380	1,354
7.000% due 05/01/2031		1,925	1,957
Freedom Mortgage Corp.
6.625% due 01/15/2027		60	60
12.000% due 10/01/2028		250	269
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		900	880
9.125% due 05/15/2031		1,000	1,008
9.250% due 02/01/2029		300	305
GLP Capital LP
4.000% due 01/15/2031		1,500	1,400
5.300% due 01/15/2029		130	130
5.375% due 04/15/2026		780	783
5.625% due 09/15/2034		1,800	1,771
GN Bondco LLC 9.500% due 10/15/2031		3,000	3,004
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		4,200	4,085
5.536% due 01/28/2036 •		8,700	8,825
Greengrove RE Ltd. 12.042% due 04/08/2032 •		2,000	2,007
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		1,700	1,681
Hardwood Funding LLC 0.000% due 06/07/2028 «(a)(i)		6,000	6,022
HAT Holdings LLC
3.375% due 06/15/2026		60	58
8.000% due 06/15/2027		1,650	1,710
Host Hotels & Resorts LP 3.500% due 09/15/2030		2,748	2,519
HPS Corporate Lending Fund 5.450% due 01/14/2028		12,000	12,008
HSBC Holdings PLC 4.755% due 06/09/2028 •		1,625	1,625
Jane Street Group
6.125% due 11/01/2032		3,000	2,954
7.125% due 04/30/2031		1,100	1,131
JPMorgan Chase & Co.
5.294% due 07/22/2035 •		3,150	3,164
5.350% due 06/01/2034 •		2,793	2,840
5.502% due 01/24/2036 ~		14,700	15,022
KBC Group NV 5.796% due 01/19/2029 •		350	360
Kilroy Realty LP 6.250% due 01/15/2036		4,956	4,917
Ladder Capital Finance Holdings LLLP 7.000% due 07/15/2031		1,200	1,233
Lazard Group LLC 6.000% due 03/15/2031		1,000	1,040
Marex Group PLC 6.404% due 11/04/2029		1,000	1,017
Mercury General Corp. 4.400% due 03/15/2027		5,000	4,922
Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		465	476
5.472% due 09/13/2033 ~		2,000	2,048
5.574% due 01/16/2036 ~		4,000	4,091
Morgan Stanley
3.955% due 03/21/2035 •	EUR	1,000	1,082

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.230% due 01/15/2031 ~		$2,800	2,846
5.587% due 01/18/2036 ~		1,000	1,022
5.831% due 04/19/2035 •		1,500	1,555
6.407% due 11/01/2029 •		500	528
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		245	245
Nationwide Building Society 6.557% due 10/18/2027 •		250	257
Nature Coast Re Ltd. 14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(a)		2,200	2,200
NatWest Group PLC
5.808% due 09/13/2029 •		685	707
6.016% due 03/02/2034 •		300	313
Newmark Group, Inc. 7.500% due 01/12/2029		925	971
Norinchukin Bank 5.094% due 10/16/2029		5,800	5,853
OneMain Finance Corp.
3.500% due 01/15/2027		975	935
6.625% due 05/15/2029		3,000	3,009
7.125% due 11/15/2031		1,200	1,208
7.500% due 05/15/2031		2,400	2,444
9.000% due 01/15/2029		335	352
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		1,300	917
Pebblebrook Hotel LP 6.375% due 10/15/2029		1,700	1,682
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		507	482
7.875% due 12/15/2029		350	364
Piedmont Operating Partnership LP 6.875% due 07/15/2029		1,000	1,039
PRA Group, Inc. 8.875% due 01/31/2030		3,000	3,132
Realty Income Corp. 1.625% due 12/15/2030	GBP	225	238
Rfna LP 7.875% due 02/15/2030		$4,500	4,449
Sammons Financial Group Global Funding 5.100% due 12/10/2029		4,000	4,026
Sammons Financial Group, Inc. 6.875% due 04/15/2034		7,268	7,762
Santander Holdings USA, Inc.
5.473% due 03/20/2029 ~		5,000	5,030
6.174% due 01/09/2030 •		500	514
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		800	779
5.694% due 04/15/2031 ~		5,000	5,106
6.534% due 01/10/2029 •		700	728
Selective Insurance Group, Inc. 5.900% due 04/15/2035		6,276	6,334
Sixth Street Lending Partners
5.750% due 01/15/2030		5,000	4,954
6.125% due 07/15/2030		3,000	3,021
SLM Corp.
3.125% due 11/02/2026		2,000	1,934
6.500% due 01/31/2030		10,000	10,270
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		4,700	4,700
Starwood Property Trust, Inc. 6.500% due 07/01/2030		3,000	3,005
Stellantis Finance U.S., Inc. 5.350% due 03/17/2028		10,100	10,115
Strategic Credit Opportunities Partners 0.000% due 03/20/2028 «(i)		8,000	8,083
Synchrony Bank 5.400% due 08/22/2025		185	185
Synchrony Financial 5.450% due 03/06/2031 ~		8,000	7,946
UBS Group AG
5.699% due 02/08/2035 •		1,000	1,026
6.442% due 08/11/2028 •		550	571
6.537% due 08/12/2033 •		4,091	4,385
UniCredit SpA 7.296% due 04/02/2034 •		300	317
VB DPR Finance Co. 0.000% due 03/15/2035 «(i)		4,200	4,285
VFH Parent LLC 7.500% due 06/15/2031		1,000	1,028
VICI Properties LP
4.950% due 02/15/2030		610	605
5.125% due 11/15/2031		6,060	5,981
5.750% due 04/01/2034		1,825	1,836
Wells Fargo & Co.
5.244% due 01/24/2031 ~		4,000	4,068
5.389% due 04/24/2034 •		1,020	1,027

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Weyerhaeuser Co. 7.375% due 03/15/2032		1,000	1,124
Winston RE Ltd. 10.792% due 02/21/2028 ~		300	300
XHR LP 6.625% due 05/15/2030		1,000	983

			382,041

INDUSTRIALS 14.4%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,148	1,078
3.600% due 09/15/2028		330	323
Altice France SA
5.500% due 10/15/2029		2,660	2,112
8.125% due 02/01/2027		5,000	4,475
Amentum Holdings, Inc. 7.250% due 08/01/2032		3,725	3,668
Amer Sports Co. 6.750% due 02/16/2031		775	794
American Airlines Pass-Through Trust
3.200% due 12/15/2029		152	145
3.600% due 03/22/2029		287	278
3.650% due 02/15/2029		800	772
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		4,370	4,012
ams-OSRAM AG 10.500% due 03/30/2029	EUR	1,300	1,421
Archer Norge AS 9.500% due 02/25/2030		$5,000	5,157
Aris Water Holdings LLC 7.250% due 04/01/2030		5,000	5,061
AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		8,000	7,839
5.308% due 10/20/2031		9,988	9,771
Ashtead Capital, Inc. 5.800% due 04/15/2034		5,620	5,657
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		550	498
Avantor Funding, Inc. 4.625% due 07/15/2028		5,596	5,399
Axalta Coating Systems LLC 3.375% due 02/15/2029		1,400	1,281
Axon Enterprise, Inc. 6.125% due 03/15/2030		9,000	9,106
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,120	1,036
4.000% due 10/15/2030		4,209	3,813
Bausch & Lomb Corp. 8.375% due 10/01/2028		250	260
Becton Dickinson & Co.
1.957% due 02/11/2031		1,060	904
5.110% due 02/08/2034		950	950
Block, Inc. 6.500% due 05/15/2032		4,037	4,083
Boeing Co.
2.196% due 02/04/2026		2,300	2,251
3.250% due 02/01/2028		3,000	2,878
3.625% due 02/01/2031		300	278
5.150% due 05/01/2030		900	906
6.528% due 05/01/2034		800	858
6.858% due 05/01/2054		600	652
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		11,758	11,757
British Airways Pass-Through Trust
3.300% due 06/15/2034		134	125
4.250% due 05/15/2034		1,362	1,314
Broadcom Corp. 3.500% due 01/15/2028		100	97
Broadcom, Inc.
3.187% due 11/15/2036		9,469	7,776
4.926% due 05/15/2037		4,241	4,079
Builders FirstSource, Inc.
4.250% due 02/01/2032		3,000	2,686
5.000% due 03/01/2030		2,900	2,774
Camelot Finance SA 4.500% due 11/01/2026		120	118
Capstone Borrower, Inc. 8.000% due 06/15/2030		600	617
Capstone Copper Corp. 6.750% due 03/31/2033		8,000	7,976
Carnival Corp. 4.000% due 08/01/2028		5,039	4,824
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (b)		4,000	4,238

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

CDW LLC
3.569% due 12/01/2031		1,605	1,452
5.100% due 03/01/2030		2,700	2,698
5.550% due 08/22/2034		1,500	1,484
Centene Corp.
2.500% due 03/01/2031		10,724	9,051
3.000% due 10/15/2030		10,071	8,818
Cerdia Finanz GmbH 9.375% due 10/03/2031		2,500	2,564
CGI, Inc. 1.450% due 09/14/2026		400	383
Charter Communications Operating LLC
2.250% due 01/15/2029		1,000	901
2.800% due 04/01/2031		100	86
3.850% due 04/01/2061		14,317	8,702
3.950% due 06/30/2062		1,850	1,138
Chord Energy Corp. 6.750% due 03/15/2033		6,000	5,974
Cloud Software Group, Inc. 6.500% due 03/31/2029		650	632
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032 (a)		5,000	5,039
CMA CGM SA 5.500% due 07/15/2029	EUR	1,000	1,108
Community Health Systems, Inc. 5.250% due 05/15/2030		$4,223	3,489
Coterra Energy, Inc. 5.400% due 02/15/2035		2,000	1,969
Coty, Inc. 5.000% due 04/15/2026		57	57
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		1,110	1,023
CVS Health Corp. 4.300% due 03/25/2028		630	623
Dcli Bidco LLC 7.750% due 11/15/2029		4,000	4,121
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		621	581
Diamond Foreign Asset Co. 8.500% due 10/01/2030		2,614	2,681
Diamondback Energy, Inc. 5.550% due 04/01/2035		9,000	9,041
Efesto Bidco S.p.A Efesto U.S. LLC 7.500% due 02/15/2032		2,000	1,953
Elevance Health, Inc.
4.750% due 02/15/2030		3,000	3,017
5.200% due 02/15/2035		4,700	4,718
Ellucian Holdings, Inc. 6.500% due 12/01/2029		1,000	986
Embraer Netherlands Finance BV 5.980% due 02/11/2035		6,000	6,109
Enbridge, Inc. 5.700% due 03/08/2033		590	606
Energy Transfer LP
3.750% due 05/15/2030		675	638
5.200% due 04/01/2030		5,000	5,059
5.600% due 09/01/2034		2,700	2,706
5.700% due 04/01/2035		5,000	5,040
6.550% due 12/01/2033		1,100	1,177
Eni SpA 5.500% due 05/15/2034		7,500	7,564
Entergy Louisiana LLC
4.000% due 03/15/2033		495	461
5.350% due 03/15/2034		625	633
Enterprise Products Operating LLC 2.800% due 01/31/2030		400	370
EQM Midstream Partners LP
4.500% due 01/15/2029		159	154
4.750% due 01/15/2031		6,200	5,966
Essent Group Ltd. 6.250% due 07/01/2029		2,944	3,034
Expand Energy Corp. 5.700% due 01/15/2035		10,500	10,548
First Student Bidco, Inc. 4.000% due 07/31/2029		350	321
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		7,787	6,863
Flora Food Management BV 6.875% due 07/02/2029	EUR	3,000	3,300
Ford Motor Co. 3.250% due 02/12/2032		$185	153
Fortress Intermediate, Inc. 7.500% due 06/01/2031		1,000	1,009
Gartner, Inc. 3.750% due 10/01/2030		5,717	5,278

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Global Medical Response, Inc. 10.000% due 10/31/2028		1,207	1,207
Global Payments, Inc. 1.200% due 03/01/2026		300	291
Goat Holdco LLC 6.750% due 02/01/2032		6,000	5,878
goeasy Ltd.
6.875% due 05/15/2030		2,150	2,108
7.625% due 07/01/2029		1,750	1,752
9.250% due 12/01/2028		2,150	2,260
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036		3,500	3,548
GXO Logistics, Inc. 6.250% due 05/06/2029		95	98
HCA, Inc.
3.625% due 03/15/2032		3,225	2,916
4.625% due 03/15/2052		3,070	2,446
5.500% due 03/01/2032		5,240	5,293
5.750% due 03/01/2035		11,073	11,179
Hexcel Corp. 5.875% due 02/26/2035		2,400	2,447
Hologic, Inc. 3.250% due 02/15/2029		9,800	9,048
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032		600	615
Howmet Aerospace, Inc. 6.750% due 01/15/2028		60	63
Imola Merger Corp. 4.750% due 05/15/2029		2,333	2,217
Insulet Corp. 6.500% due 04/01/2033		2,000	2,034
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		1,000	974
IPD 3 BV 5.876% due 06/15/2031 •	EUR	1,000	1,086
IQVIA, Inc. 6.250% due 02/01/2029		$2,750	2,866
JetBlue Airways Corp. 9.875% due 09/20/2031		5,977	5,905
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,537	1,336
4.000% due 05/15/2034		850	799
Kodiak Gas Services LLC 7.250% due 02/15/2029		1,500	1,530
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		5,000	4,887
Las Vegas Sands Corp.
3.500% due 08/18/2026		2,800	2,748
3.900% due 08/08/2029		3,035	2,857
LifePoint Health, Inc.
8.375% due 02/15/2032		3,000	3,023
11.000% due 10/15/2030		775	843
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		5,510	5,257
Marriott International, Inc. 5.100% due 04/15/2032		10,050	10,018
Marvell Technology, Inc. 5.750% due 02/15/2029		1,100	1,134
Matador Resources Co. 6.250% due 04/15/2033		1,000	978
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027		425	417
Medline Borrower LP 6.250% due 04/01/2029		1,850	1,876
Molina Healthcare, Inc. 3.875% due 05/15/2032		2,500	2,196
MPLX LP 1.750% due 03/01/2026		460	448
National Football League 0.000% due 10/05/2028 «(i)		1,600	1,616
National Fuel Gas Co.
5.500% due 03/15/2030		3,000	3,056
5.950% due 03/15/2035		3,000	3,059
NCL Corp. Ltd.
5.875% due 02/15/2027		60	60
8.125% due 01/15/2029		200	211
NetApp, Inc. 5.500% due 03/17/2032		6,206	6,256
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «		2,500	2,050
NFE Financing LLC 12.000% due 11/15/2029		309	261
Nidda Healthcare Holding GmbH 5.625% due 02/21/2030	EUR	2,000	2,199
Noble Finance LLC 8.000% due 04/15/2030		$4,500	4,500

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Novelis, Inc. 6.875% due 01/30/2030	3,000	3,045
NXP BV 3.875% due 06/18/2026	245	243
Occidental Petroleum Corp.
5.375% due 01/01/2032	3,000	2,958
5.550% due 10/01/2034	6,598	6,451
6.450% due 09/15/2036	1,969	2,028
8.875% due 07/15/2030	625	716
Olin Corp. 6.625% due 04/01/2033	4,000	3,891
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	290	268
7.250% due 06/15/2031	1,000	983
9.750% due 11/15/2028	100	104
Organon & Co.
4.125% due 04/30/2028	3,100	2,899
6.750% due 05/15/2034	500	491
PetSmart, Inc. 4.750% due 02/15/2028	2,350	2,201
Post Holdings, Inc. 4.625% due 04/15/2030	200	187
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	1,500	1,417
Primo Water Holdings, Inc. 4.375% due 04/30/2029	4,000	3,832
Quikrete Holdings, Inc.
6.375% due 03/01/2032	5,500	5,539
6.750% due 03/01/2033	4,968	4,950
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	660	702
Rand Parent LLC 8.500% due 02/15/2030	3,995	3,961
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	3,000	2,921
Rivian Holdings LLC 10.502% due 10/15/2026 ~	9,300	9,381
Rollins, Inc. 5.250% due 02/24/2035	6,700	6,670
Rolls-Royce PLC 5.750% due 10/15/2027	3,125	3,201
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028	1,824	1,818
Royalty Pharma PLC 1.200% due 09/02/2025	155	153
Santos Finance Ltd. 6.875% due 09/19/2033	6,603	7,079
Seadrill Finance Ltd. 8.375% due 08/01/2030	1,600	1,600
Seagate HDD Cayman
8.250% due 12/15/2029	60	64
9.625% due 12/01/2032	2,000	2,252
Snap, Inc. 6.875% due 03/01/2033	11,800	11,810
Spirit AeroSystems, Inc.
9.375% due 11/30/2029	250	267
9.750% due 11/15/2030	300	332
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	624	565
4.100% due 10/01/2029	3,463	3,232
Stagwell Global LLC 5.625% due 08/15/2029	200	191
Standard Building Solutions, Inc. 6.500% due 08/15/2032	2,100	2,102
Star Leasing Co. LLC 7.625% due 02/15/2030	2,000	1,924
Star Parent, Inc. 9.000% due 10/01/2030	250	247
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	6,300	6,427
Stryker Corp. 1.950% due 06/15/2030	1,000	877
Synopsys, Inc.
4.650% due 04/01/2028	4,000	4,024
4.850% due 04/01/2030	4,000	4,027
5.000% due 04/01/2032	4,000	4,012
T-Mobile USA, Inc.
3.750% due 04/15/2027	555	547
3.875% due 04/15/2030	1,425	1,366
Tapestry, Inc. 5.100% due 03/11/2030	2,000	2,000
TGS ASA 8.500% due 01/15/2030	3,944	4,083
Time Warner Cable LLC 4.500% due 09/15/2042	1,392	1,061

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

TopBuild Corp. 4.125% due 02/15/2032	1,460	1,300
TransDigm, Inc. 7.125% due 12/01/2031	325	335
Transocean Aquila Ltd. 8.000% due 09/30/2028	204	208
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	167	171
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	716	712
U.S. Foods, Inc. 4.750% due 02/15/2029	215	207
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,878	1,670
3.500% due 09/01/2031	837	796
5.450% due 08/15/2038	4,687	4,740
5.875% due 04/15/2029	1,435	1,463
United Airlines, Inc. 4.625% due 04/15/2029	1,327	1,257
Univision Communications, Inc. 8.500% due 07/31/2031	2,000	1,956
Valaris Ltd. 8.375% due 04/30/2030	1,690	1,693
Vale Overseas Ltd. 6.400% due 06/28/2054	200	198
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033	4,710	4,057
Venture Global LNG, Inc.
7.000% due 01/15/2030	13,000	12,817
8.375% due 06/01/2031	4,050	4,110
Viking Cruises Ltd. 9.125% due 07/15/2031	1,875	2,004
Viridien 10.000% due 10/15/2030	4,000	4,102
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031	8,029	6,941
VMware, Inc.
1.400% due 08/15/2026	60	57
2.200% due 08/15/2031	4,188	3,562
VOC Escrow Ltd. 5.000% due 02/15/2028	155	151
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	5,000	5,008
5.050% due 03/27/2028	5,000	5,000
Walgreens Boots Alliance, Inc. 8.125% due 08/15/2029	3,000	3,066
Waste Pro USA, Inc. 7.000% due 02/01/2033	5,000	5,029
Wayfair LLC
7.250% due 10/31/2029	6,900	6,625
7.750% due 09/15/2030	2,000	1,936
Western Digital Corp.
2.850% due 02/01/2029	219	198
4.750% due 02/15/2026	147	146
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026	60	59
Woodside Finance Ltd. 5.100% due 09/12/2034	4,000	3,883
Wynn Las Vegas LLC 5.250% due 05/15/2027	345	342
Wynn Resorts Finance LLC 7.125% due 02/15/2031	393	407
Yinson Boronia Production BV 8.947% due 07/31/2042	3,469	3,665
ZipRecruiter, Inc. 5.000% due 01/15/2030	1,000	880

		639,071

UTILITIES 3.6%
AES Corp.
5.450% due 06/01/2028	310	315
5.800% due 03/15/2032	8,000	8,087
Aethon United BR LP 7.500% due 10/01/2029	2,500	2,544
Antero Midstream Partners LP 5.750% due 03/01/2027	260	259
AT&T, Inc. 1.650% due 02/01/2028	1,380	1,277
Boston Gas Co. 5.843% due 01/10/2035	4,000	4,104
Calpine Corp. 4.500% due 02/15/2028	800	776
Chile Electricity Lux MPC SARL
5.580% due 10/20/2035	4,500	4,503
5.672% due 10/20/2035 (a)	7,000	7,004

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Constellation Energy Generation LLC 3.250% due 06/01/2025	120	120
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	6,125	6,160
DTE Energy Co. 5.200% due 04/01/2030	8,000	8,106
Edison International 6.250% due 03/15/2030	15,000	15,199
Electricite de France SA
4.875% due 09/21/2038	527	481
5.750% due 01/13/2035	3,000	3,043
9.125% due 03/15/2033 •(g)	120	135
Evergy Kansas Central, Inc. 4.700% due 03/13/2028	6,200	6,223
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041	2,287	2,266
FirstEnergy Corp. 3.400% due 03/01/2050	1,150	782
FORESEA Holding SA 7.500% due 06/15/2030	3,200	3,094
Genesis Energy LP 8.250% due 01/15/2029	3,600	3,720
Lightning Power LLC 7.250% due 08/15/2032	2,000	2,061
Medco Bell Pte. Ltd. 6.375% due 01/30/2027	3,100	3,089
ONEOK, Inc. 5.200% due 07/15/2048	1,111	977
Pacific Gas & Electric Co.
2.100% due 08/01/2027	9,400	8,820
3.300% due 12/01/2027	6,400	6,142
4.550% due 07/01/2030	365	353
5.700% due 03/01/2035	8,500	8,507
5.800% due 05/15/2034	7,512	7,590
6.100% due 01/15/2029	4,000	4,134
6.950% due 03/15/2034	750	813
Public Service Enterprise Group, Inc. 4.900% due 03/15/2030	8,000	8,041
Puget Energy, Inc. 5.725% due 03/15/2035	6,000	5,994
San Diego Gas & Electric Co. 5.400% due 04/15/2035	5,000	5,039
Southern California Edison Co.
5.200% due 06/01/2034	3,000	2,930
5.875% due 12/01/2053	585	562
Southern Gas Corridor CJSC 6.875% due 03/24/2026	8,000	8,087
Sprint Capital Corp. 6.875% due 11/15/2028	600	641
System Energy Resources, Inc. 5.300% due 12/15/2034	6,047	5,981
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029	2,900	3,035

		160,994

Total Corporate Bonds & Notes (Cost $1,175,897)		1,182,106

MUNICIPAL BONDS & NOTES 0.1%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	3,000	3,097

CALIFORNIA 0.0%
California State General Obligation Bonds, Series 2023 5.125% due 03/01/2038	155	156
California State University Revenue Bonds, Series 2020 2.975% due 11/01/2051	215	145

		301

IOWA 0.0%
Iowa Finance Authority Revenue Bonds, Series 2024 5.000% due 08/01/2034	2,200	2,502

Total Municipal Bonds & Notes (Cost $5,841)		5,900

U.S. GOVERNMENT AGENCIES 32.6%
Freddie Mac
5.240% due 11/25/2054 •	24,223	24,252
5.540% due 02/25/2055 •	9,827	9,897
Ginnie Mae, TBA 3.000% due 05/01/2055	28,300	25,061

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Uniform Mortgage-Backed Security 6.000% due 10/01/2053 - 08/01/2054		16,946	17,224
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		48,400	41,942
4.000% due 05/01/2055		121,600	113,139
4.500% due 04/01/2055 - 06/01/2055		260,100	248,606
5.000% due 05/01/2055		128,200	125,547
6.000% due 05/01/2055 - 06/01/2055		468,600	475,283
6.500% due 05/01/2055 - 06/01/2055		361,400	372,093

Total U.S. Government Agencies (Cost $1,449,576)			1,453,044

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2025 (l)		1,591	1,593
0.375% due 07/15/2025 (l)		8,281	8,295
1.875% due 07/15/2034		99,288	100,243
2.125% due 04/15/2029 (l)		95,968	98,835

Total U.S. Treasury Obligations (Cost $204,502)			208,966

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.7%
ACRA Trust 5.608% due 10/25/2064 þ		5,478	5,472
AG Trust 6.335% due 07/15/2041 •		7,365	7,381
American Home Mortgage Assets Trust 5.555% due 11/25/2046 ~		501	125
American Home Mortgage Investment Trust 6.000% due 02/25/2045 þ		7,500	6,558
Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		2,184	2,156
5.985% due 01/25/2069 þ		1,621	1,629
6.197% due 01/25/2069 þ		3,272	3,302
6.500% due 12/25/2067 þ		724	730
ATLX Trust
3.850% due 04/25/2063 þ		5,800	5,574
3.850% due 04/25/2064 þ		6,085	5,860
Avon Finance PLC 5.357% due 12/28/2049 •	GBP	740	958
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042 «•		$2,790	2,122
Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		3,970	1,125
6.359% due 10/25/2036 þ		5,210	1,473
Barclays Commercial Mortgage Securities Trust
5.137% due 12/15/2057		5,000	5,082
5.609% due 12/15/2057		5,000	5,154
Bear Stearns Mortgage Funding Trust 4.855% due 07/25/2036 •		735	683
Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,271
3.944% due 07/15/2051		1,300	1,269
BINOM Securitization Trust 4.441% due 08/25/2057 ~		5,571	5,406
BMO Mortgage Trust
5.092% due 11/15/2057		10,000	10,110
5.153% due 12/15/2057		5,000	5,056
5.462% due 02/15/2057		2,400	2,441
5.566% due 11/15/2057 ~		10,000	10,259
5.625% due 12/15/2057 ~		5,700	5,871
5.857% due 02/15/2057		9,600	9,918
BX Trust 5.332% due 02/15/2039 •		184	184
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •		988	891
3.250% due 09/25/2063 ~		19,860	17,834
3.250% due 03/25/2064 •		3,696	3,315
3.250% due 08/25/2064 •		4,708	4,180
3.250% due 09/25/2064 •		8,288	7,369
3.375% due 12/25/2064 •		13,499	12,094
CIM Trust
3.250% due 10/25/2058 •		1,085	975
4.750% due 06/25/2064 •		4,253	4,186
5.000% due 02/25/2099 þ		12,300	12,111
6.639% due 12/25/2067 þ		373	376
COLT Mortgage Loan Trust
5.162% due 04/25/2067 þ		669	667
6.393% due 06/25/2069 þ		4,052	4,098
6.421% due 05/25/2069 þ		1,793	1,815
Commercial Mortgage Trust 3.140% due 10/10/2036		1,900	1,666
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~		2,792	2,348
2.000% due 01/25/2060 ~		10,010	8,970
3.650% due 07/25/2058 ~		596	583

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

4.500% due 08/01/2057 ~		949	929
Cross Mortgage Trust
5.549% due 12/25/2069 •		5,022	5,025
6.093% due 04/25/2069 þ		805	811
6.147% due 07/25/2069 þ		3,713	3,756
6.272% due 06/25/2069 þ		4,806	4,861
6.615% due 03/25/2068 þ		325	328
CSAB Mortgage-Backed Trust 6.220% due 09/25/2036 þ		5,885	1,690
DC Commercial Mortgage Trust 6.314% due 09/12/2040		500	513
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.735% due 09/25/2047 •		6,109	5,229
4.915% due 12/25/2036 •		24,563	5,031
Ellington Financial Mortgage Trust
5.522% due 01/26/2060 «þ		5,441	5,460
5.655% due 02/25/2060 «þ		13,900	13,936
5.726% due 01/25/2060 þ		6,854	6,912
GCAT Trust
4.250% due 05/25/2067 •		2,885	2,704
6.007% due 01/25/2059 þ		720	723
6.085% due 06/25/2059 þ		2,244	2,260
GS Mortgage Securities Corp. Trust
3.721% due 02/10/2037		6,500	6,246
5.690% due 12/15/2036 ~		6,281	6,258
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		5,752	5,562
GSR Mortgage Loan Trust 5.015% due 08/25/2046 •		21,271	4,646
HarborView Mortgage Loan Trust
5.051% due 11/19/2035 ~		1,440	947
5.114% due 06/20/2035 ~		5,172	4,922
ILPT Commercial Mortgage Trust 6.564% due 10/15/2039 •		1,878	1,883
Independence Plaza Trust 3.763% due 07/10/2035		1,000	990
JP Morgan Chase Commercial Mortgage Securities Trust
4.916% due 04/15/2037 •		2,831	2,777
5.417% due 02/15/2035 ~		823	816
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,651	1,600
5.250% due 11/25/2063 ~		411	410
5.990% due 07/25/2064 •		877	884
JPMorgan Seasoned Mortgage Trust 4.451% due 01/25/2063 ~		1,967	1,887
Lehman Mortgage Trust 4.935% due 10/25/2036 •		12,742	3,396
Lehman XS Trust
4.815% due 12/25/2036 •		1,633	1,282
4.955% due 02/25/2046 •		9,481	8,480
Merrill Lynch Alternative Note Asset Trust 4.855% due 04/25/2037 •		798	667
Merrion Square Residential 3.473% due 03/24/2081 •	EUR	8,801	9,443
MF1 Ltd. 5.389% due 12/15/2034 ~		$3,790	3,770
MFA Trust
4.250% due 02/25/2066 ~		1,888	1,799
6.105% due 12/25/2068 þ		1,960	1,972
6.775% due 10/25/2058 þ		1,036	1,050
Mill City Mortgage Loan Trust
3.250% due 07/25/2059 ~		13,945	11,985
3.250% due 01/25/2061 •		3,011	2,620
3.250% due 10/25/2069 ~		4,170	4,050
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ		7,802	7,584
New Orleans Hotel Trust 5.356% due 04/15/2032 •		9,793	9,683
New York Mortgage Trust
3.750% due 02/25/2068 ~		898	831
5.379% due 06/25/2069 •		6,192	6,173
NLT Trust 3.200% due 10/25/2062 ~		3,274	2,968
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.978% due 08/25/2036 ~		9,319	2,507
6.757% due 06/25/2036 þ		10,514	2,858
Nomura Resecuritization Trust 4.310% due 10/26/2036 •		3,466	3,032
OBX Trust
3.646% due 03/25/2053 ~		1,241	1,217
3.665% due 04/25/2053 ~		1,658	1,638
4.700% due 07/25/2062 þ		5,010	5,037
5.110% due 08/25/2062 þ		8,239	8,198
5.878% due 12/25/2063 þ		7,606	7,639
6.233% due 05/25/2064 þ		2,852	2,888
6.465% due 10/25/2063 þ		751	760

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

6.520% due 07/25/2063 þ		339	343
6.567% due 06/25/2063 þ		343	347
6.844% due 04/25/2063 þ		842	852
7.159% due 10/25/2063 þ		1,443	1,472
OPEN Trust 7.408% due 11/15/2040 •		298	299
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.200% due 11/25/2035 •		3,184	3,050
PRET LLC
5.925% due 10/25/2054 þ		16,729	16,716
5.963% due 11/25/2054 þ		8,873	8,878
PRET Trust
4.000% due 08/25/2064 þ		4,800	4,600
4.000% due 07/25/2069 þ		1,977	1,900
4.075% due 06/25/2064 •		3,562	3,370
PRKCM Trust
6.431% due 05/25/2059 þ		2,088	2,109
6.584% due 09/25/2058 þ		713	721
7.225% due 11/25/2058 þ		780	796
PRPM LLC
3.750% due 03/25/2054 þ		849	826
3.750% due 04/25/2055 þ		12,100	11,670
4.000% due 11/25/2053 þ		929	914
4.000% due 01/25/2054 þ		1,681	1,647
4.000% due 05/25/2054 þ		813	798
4.000% due 07/25/2054 þ		833	812
4.000% due 08/25/2054 þ		1,681	1,640
4.000% due 10/25/2054 þ		1,727	1,678
4.000% due 11/25/2054 þ		7,730	7,477
4.200% due 12/25/2064 þ		2,602	2,547
4.500% due 02/25/2055 þ		1,964	1,938
5.699% due 11/25/2029 þ		1,808	1,806
5.870% due 11/25/2029 þ		8,698	8,698
5.897% due 12/25/2029 «þ		9,025	9,041
6.959% due 02/25/2029 þ		1,755	1,760
PRPM Trust
5.674% due 12/26/2069 þ		5,292	5,309
5.802% due 11/25/2069 þ		17,696	17,760
6.221% due 11/25/2068 þ		1,690	1,705
6.250% due 08/25/2068 þ		797	802
6.265% due 12/25/2068 þ		3,320	3,351
6.327% due 06/25/2069 þ		2,877	2,932
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		8,328	8,291
5.553% due 03/25/2055 «þ		25,600	25,613
5.582% due 12/25/2044 «þ		14,621	14,677
5.653% due 01/25/2045 þ		18,494	18,576
5.846% due 08/25/2044 þ		6,222	6,248
Residential Accredit Loans, Inc. Trust 6.500% due 09/25/2037		5,375	4,445
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065 þ		2,000	2,006
Sequoia Mortgage Trust 4.554% due 11/25/2063 ~		17,934	17,744
SMRT Commercial Mortgage Trust 5.320% due 01/15/2039 ~		1,500	1,490
Towd Point Mortgage Trust
1.750% due 10/25/2060		1,026	929
2.750% due 07/25/2057 ~		14	14
2.900% due 10/25/2059 ~		947	904
3.750% due 04/25/2057 ~		1,500	1,469
3.750% due 09/25/2062		7,845	7,443
4.116% due 04/25/2055 ~		7,500	7,246
4.416% due 10/27/2064 •		21,540	21,558
4.492% due 10/25/2064 •		18,798	18,900
5.435% due 10/25/2048 •		684	687
5.725% due 11/25/2064 þ		10,104	10,147
Trinity Square PLC 5.870% due 07/15/2059 ~	GBP	1,000	1,292
Turkeys First National Bank 7.962% due 11/15/2034 «(i)		$2,200	2,154
Verus Securitization Trust
3.417% due 01/25/2060 þ		276	271
5.041% due 08/25/2067 þ		5,074	5,050
5.218% due 09/25/2069 ~		7,450	7,441
5.811% due 05/25/2068 þ		1,409	1,411
5.999% due 02/25/2068 þ		823	825
6.116% due 03/25/2069 þ		10,504	10,598
6.192% due 06/25/2069 þ		5,172	5,220
6.193% due 03/25/2068 þ		320	322
6.218% due 06/25/2069 þ		4,929	4,992
6.259% due 12/25/2068 þ		6,908	6,962
6.338% due 04/25/2069 þ		3,185	3,227
6.443% due 08/25/2068 þ		870	878
6.665% due 09/25/2068 þ		867	876
6.876% due 11/25/2068 •		1,235	1,253

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

7.070% due 10/25/2068 þ		706	720
Visio Trust 6.598% due 10/25/2058 þ		813	822
WaMu Mortgage Pass-Through Certificates Trust
5.015% due 01/25/2036 ~		4,872	4,690
5.295% due 10/25/2045 •		2,035	2,008
Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,288
3.640% due 12/15/2059		500	491
5.439% due 11/15/2057		10,000	10,231
5.920% due 11/15/2057 ~		10,000	10,423
WSTN Trust 6.297% due 07/05/2037 •		400	407

Total Non-Agency Mortgage-Backed Securities (Cost $782,310)			786,973

ASSET-BACKED SECURITIES 39.1%
AUTOMOBILE ABS OTHER 3.8%
Ally Bank Auto Credit-Linked Notes Trust 6.315% due 05/17/2032		349	355
Carmax Select Receivables Trust 5.010% due 09/16/2030		10,000	10,048
Carvana Auto Receivables Trust
4.670% due 12/10/2030		6,000	5,989
4.900% due 12/10/2030		6,000	6,009
5.820% due 09/10/2030		3,750	3,824
CPS Auto Receivables Trust
4.650% due 03/15/2029		5,300	5,300
4.760% due 01/15/2031		7,000	6,970
5.740% due 04/15/2030		1,500	1,516
Drive Auto Receivables Trust
4.520% due 07/16/2029		6,000	5,992
4.670% due 05/17/2032		6,000	5,988
Exeter Automobile Receivables Trust
4.480% due 04/16/2029		8,000	7,983
4.640% due 01/15/2030		8,000	7,997
4.920% due 09/17/2029		20,000	20,091
5.160% due 07/15/2031		20,000	20,099
5.410% due 05/15/2030		1,500	1,513
Foursight Capital Automobile Receivables Trust 5.550% due 05/15/2029		1,000	1,012
GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029		2,800	2,817
5.210% due 02/18/2031		6,000	6,035
GLS Auto Select Receivables Trust
4.500% due 11/15/2030		630	629
5.640% due 06/17/2030		3,250	3,323
5.640% due 08/15/2030		800	822
5.920% due 08/15/2030		1,000	1,027
Santander Drive Auto Receivables Trust
4.870% due 05/15/2031		20,000	20,081
5.060% due 05/15/2031		20,000	20,091
5.450% due 03/15/2030		1,295	1,308
6.400% due 03/17/2031		500	519
6.430% due 02/18/2031		500	522

			167,860

AUTOMOBILE SEQUENTIAL 1.8%
Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	504
5.360% due 06/20/2030		2,000	2,045
5.900% due 08/21/2028		1,200	1,232
Carmax Select Receivables Trust 4.770% due 09/17/2029		10,000	10,033
FCCU Auto Receivables Trust 5.460% due 04/15/2030		1,000	1,021
FIRST HELP FINANCIAL LLC
4.920% due 02/15/2031		20,000	19,992
4.940% due 11/15/2030		7,500	7,517
5.690% due 02/15/2030		2,244	2,268
5.890% due 06/15/2030		2,979	3,018
Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,178
5.053% due 07/15/2028		3,000	2,125
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		$1,092	1,098
Lendbuzz Securitization Trust
4.970% due 10/15/2029		5,112	5,118
5.100% due 10/15/2030		4,800	4,807
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029		4,000	4,045
Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032		1,723	1,741

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

7.130% due 01/26/2032		675	679
SBNA Auto Lease Trust 5.560% due 11/22/2027		2,180	2,201
Tricolor Auto Securitization Trust
5.220% due 06/15/2028		7,941	7,963
6.360% due 12/15/2027		705	709
6.610% due 10/15/2027		614	618
United Auto Credit Securitization Trust 6.170% due 08/10/2026		127	127
Veros Auto Receivables Trust 6.280% due 11/15/2027		1,013	1,019

			82,058

CMBS OTHER 0.5%
AREIT Trust
5.514% due 11/17/2038 ~		229	228
6.431% due 08/17/2041 ~		493	495
KREF Ltd. 5.767% due 02/17/2039 •		892	890
LoanCore Issuer Ltd.
5.734% due 07/15/2036 •		1,210	1,208
5.899% due 01/17/2037 •		869	869
MF1 LLC 6.054% due 03/19/2039 •		2,000	2,004
PFP Ltd. 6.154% due 09/17/2039 ~		18,244	18,340

			24,034

FINANCE CONSUMER LOANS 0.0%
SLM Student Loan Trust 3.223% due 07/25/2039 •	EUR	1,180	1,214

HOME EQUITY OTHER 6.6%
Accredited Mortgage Loan Trust 4.875% due 12/25/2035 •		$14,709	13,859
ACE Securities Corp. Home Equity Loan Trust
4.795% due 07/25/2037 •		29,104	6,866
4.955% due 07/25/2036 •		8,668	7,019
6.685% due 08/25/2045 •		7,629	6,819
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.380% due 07/25/2035 ~		143	142
5.485% due 08/25/2035 •		1,172	1,157
6.235% due 09/25/2034 •		3,414	2,798
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.895% due 01/25/2036 •		358	339
Asset-Backed Securities Corp. Home Equity Loan Trust
5.395% due 11/25/2035 •		5,283	4,567
6.460% due 05/25/2035 •		2,778	2,415
Bear Stearns Asset-Backed Securities Trust
4.785% due 04/25/2037 •		6,813	6,447
5.177% due 12/25/2035 •		11,588	11,092
5.380% due 12/25/2035 •		10,962	10,727
5.932% due 03/25/2035 •		1,100	1,102
BNC Mortgage Loan Trust 5.935% due 11/25/2037 •		12,673	9,190
Chase Funding Trust 4.895% due 12/25/2033 •		931	922
CIT Mortgage Loan Trust 7.060% due 10/25/2037 •		30,849	30,029
Citicorp Residential Mortgage Trust 4.508% due 07/25/2036 þ		7,347	7,066
Countrywide Asset-Backed Certificates Trust
4.915% due 03/25/2047 •		6,537	6,154
5.456% due 07/25/2035 ~		497	494
6.610% due 12/25/2034 •		3,471	3,184
Equifirst Loan Securitization Trust 4.695% due 04/25/2037 •		5,000	3,974
Fremont Home Loan Trust 4.585% due 08/25/2036 •		8,269	3,366
GSAA Home Equity Trust
4.535% due 05/25/2037 •		7,999	2,829
5.069% due 09/25/2035 ~		423	284
6.158% due 09/25/2035 þ		3,107	2,088
GSAMP Trust
4.615% due 06/25/2036 •		829	458
4.930% due 03/25/2046 •		3,000	2,734
5.005% due 02/25/2036 ~		2,324	2,333
5.170% due 09/25/2035 ~		1,399	1,382
5.530% due 02/25/2035		5,947	5,549
HSI Asset Securitization Corp. Trust
4.695% due 12/25/2036 •		5,049	1,904
4.715% due 04/25/2037 •		18,260	11,894
4.795% due 04/25/2037 •		6,045	3,941

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

4.995% due 04/25/2037 •	4,291	2,801
IXIS Real Estate Capital Trust 5.035% due 03/25/2036 •	152	79
JP Morgan Mortgage Acquisition Corp. 4.755% due 03/25/2037 •	1,500	1,365
Long Beach Mortgage Loan Trust 5.185% due 02/25/2034 •	1,325	1,313
MASTR Specialized Loan Trust 6.835% due 01/25/2036 •	6,092	4,040
Merrill Lynch First Franklin Mortgage Loan Trust
4.695% due 06/25/2037 •	1,468	1,462
4.935% due 06/25/2037 •	270	270
Merrill Lynch Mortgage Investors Trust 5.560% due 06/25/2035 •	3,844	4,013
Morgan Stanley ABS Capital, Inc. Trust
5.055% due 12/25/2035 •	290	284
5.335% due 05/25/2034 •	6,217	5,982
5.530% due 01/25/2035 •	463	466
7.210% due 08/25/2034 •	550	467
New Century Home Equity Loan Trust
4.995% due 05/25/2036 •	1,500	1,390
5.320% due 05/25/2034 ~	1,652	1,657
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.235% due 02/25/2037 •	1,196	330
NovaStar Mortgage Funding Trust 4.715% due 06/25/2036 •	221	198
RCKT Mortgage Trust
5.344% due 09/25/2044 þ	4,543	4,536
6.141% due 04/25/2044 ~	3,907	3,942
6.147% due 06/25/2044 þ	8,783	8,868
Renaissance Home Equity Loan Trust
5.710% due 04/25/2037 þ	13,614	3,610
5.909% due 04/25/2037 þ	46,054	12,644
Residential Asset Securities Corp. Trust 6.460% due 03/25/2035 •	669	616
Saxon Asset Securities Trust
4.535% due 05/25/2047 •	297	215
4.675% due 01/25/2047 •	6,070	5,766
4.835% due 09/25/2047 •	6,546	6,210
4.930% due 03/25/2036 •	6,050	4,663
Securitized Asset-Backed Receivables LLC Trust
4.695% due 01/25/2037 •	719	684
4.795% due 02/25/2037 •	16,221	13,956
4.855% due 03/25/2036 •	3,605	3,397
4.855% due 12/25/2036 •	3,540	1,717
5.395% due 10/25/2035 •	3,151	2,267
Soundview Home Loan Trust 4.955% due 02/25/2037 •	11,300	3,042
Structured Asset Investment Loan Trust 5.385% due 10/25/2033 •	1,670	1,699
Structured Asset Securities Corp. 4.856% due 02/25/2035 •	825	811
Structured Asset Securities Corp. Mortgage Loan Trust
4.705% due 01/25/2037 •	12,995	11,589
4.855% due 02/25/2037 •	307	302
Towd Point Mortgage Trust 6.125% due 02/25/2064 •	2,375	2,391
Wells Fargo Home Equity Asset-Backed Securities Trust 5.425% due 04/25/2035 •	352	352

		294,518

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Corp. 4.434% due 11/25/2036 •	1,224	1,109

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	2,404	2,441

WHOLE LOAN COLLATERAL 2.4%
Citigroup Mortgage Loan Trust 4.835% due 11/25/2046 ~	402	395
First Franklin Mortgage Loan Trust 6.310% due 07/25/2034 ~	294	295
PRET LLC
5.851% due 12/25/2054 «þ	14,420	14,412
5.926% due 10/25/2054 þ	7,828	7,820
5.963% due 09/25/2054 þ	6,646	6,645
7.143% due 03/25/2054 þ	3,912	3,940
Residential Asset Mortgage Products Trust 4.815% due 10/25/2036 •	17,457	15,980
Securitized Asset-Backed Receivables LLC Trust 4.675% due 11/25/2036 •	27,524	7,686

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

VCAT LLC
5.877% due 01/25/2055 þ	10,865	10,899
5.889% due 02/25/2055 þ	18,235	18,249
5.977% due 01/25/2055 þ	18,937	18,983

		105,304

OTHER ABS 23.9%
37 Capital CLO Ltd. 5.386% due 04/15/2035 •	5,200	5,177
522 Funding CLO Ltd. 5.490% due 10/23/2034 ~	7,800	7,784
AASET Trust 2.798% due 01/15/2047	5,866	5,402
ACHV ABS Trust
4.760% due 04/26/2032	5,800	5,793
5.010% due 12/26/2031	444	444
5.040% due 04/26/2032	5,100	5,093
5.070% due 10/27/2031	1,946	1,948
5.430% due 10/27/2031	2,877	2,889
5.450% due 12/26/2031	3,451	3,470
5.680% due 12/26/2031	4,500	4,519
5.900% due 04/25/2031	524	528
Affirm Master Trust 4.990% due 02/15/2033	30,000	30,175
American Money Management Corp. CLO Ltd. 5.493% due 01/20/2035 •	9,100	9,073
Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •	20,000	19,893
5.993% due 04/20/2037 •	1,500	1,504
Anchorage Credit Funding Ltd.
2.723% due 04/27/2039	2,000	1,854
2.871% due 01/28/2039	4,000	3,765
2.875% due 07/27/2039	2,000	1,856
3.000% due 01/21/2040	2,000	1,869
3.177% due 10/25/2038	2,400	2,308
3.619% due 04/25/2038	8,200	7,984
3.793% due 10/25/2037	11,800	11,610
3.900% due 07/28/2037	9,830	9,720
4.169% due 04/25/2038	2,000	1,897
4.300% due 07/25/2036	17,846	17,633
Apidos CLO 5.543% due 04/17/2034 •«(a)	22,200	22,200
Ares CLO Ltd. 5.450% due 10/28/2034 •	2,500	2,492
Ascent Education Funding Trust 6.140% due 10/25/2050	1,868	1,918
Atlas Senior Loan Fund Ltd. 5.377% due 10/20/2034 •	2,100	2,091
Bain Capital Credit CLO Ltd.
5.323% due 10/21/2034 •	18,200	18,112
5.354% due 07/24/2034 •	10,000	9,900
5.440% due 10/23/2034 ~	6,000	5,982
5.493% due 10/20/2034 ~	20,000	19,980
5.500% due 10/23/2034 •	8,700	8,688
5.538% due 07/16/2034 •	11,100	11,082
5.743% due 10/20/2034 ~	1,000	1,001
5.788% due 07/16/2034 ~	1,500	1,501
Benefit Street Partners CLO Ltd. 5.643% due 04/20/2034 •	850	850
BHG Securitization Trust
4.820% due 04/17/2036	10,500	10,548
5.260% due 04/17/2036	12,400	12,443
5.550% due 04/17/2036	239	240
6.920% due 12/17/2036	166	173
Blackbird Capital Aircraft Lease Ltd. 2.443% due 07/15/2046	1,633	1,509
Canyon Capital CLO Ltd. 5.382% due 07/15/2034 ~	5,200	5,179
Capital Street Master Trust 5.699% due 10/16/2028 •	8,000	8,007
Carbone CLO Ltd. 5.695% due 01/20/2031 ~	681	681
Carlyle U.S. CLO Ltd. 5.744% due 01/15/2030 ~	226	226
Carval CLO Ltd. 5.022% due 07/20/2032 •	20,000	19,957
Castlelake Aircraft Securitization Trust 5.783% due 02/15/2050	13,908	14,010
CIFC Funding Ltd.
5.505% due 04/20/2030 ~	508	509
5.508% due 10/24/2030 ~	623	624
College Avenue Student Loans LLC
5.535% due 07/25/2051 •	2,325	2,316
5.835% due 12/28/2048 •	1,348	1,362
6.240% due 05/25/2055 •	2,647	2,708

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

CRB Securitization Trust 6.960% due 10/20/2033	126	127
Diameter Credit Funding Ltd. 4.600% due 07/25/2037	2,396	2,356
Dryden Senior Loan Fund
5.362% due 08/20/2034 •	48,500	48,494
5.363% due 04/20/2034 ~«	1,920	1,915
ECMC Group Student Loan Trust 5.604% due 11/25/2069 ~	904	912
Elevation CLO Ltd.
5.430% due 07/25/2034 ~	24,200	24,055
5.600% due 01/25/2035 ~	18,000	17,991
5.900% due 01/25/2035 ~	2,300	2,303
Fortress Credit Bsl Ltd. 5.380% due 07/23/2032 •	7,788	7,778
GoldenTree Loan Management U.S. CLO Ltd. 5.443% due 10/20/2034 ~	5,000	4,985
Golub Capital Partners Static Ltd. 5.523% due 04/20/2033 •	1,354	1,354
GreenSky Home Improvement Trust
5.120% due 03/25/2060	15,000	15,035
5.150% due 10/27/2059	3,842	3,855
5.220% due 03/25/2060	10,100	10,131
5.250% due 10/27/2059	2,555	2,564
5.260% due 10/27/2059	400	401
5.320% due 03/25/2060	13,200	13,266
5.550% due 06/25/2059	1,100	1,117
5.550% due 10/27/2059	400	401
5.870% due 06/25/2059	2,000	2,028
6.360% due 06/25/2059	2,000	2,038
6.430% due 10/27/2059	400	405
Greywolf CLO Ltd. 5.520% due 04/22/2033 •	20,800	20,803
ICG U.S. CLO Ltd. 5.293% due 01/16/2033 •	17,300	17,272
KKR CLO Ltd. 5.748% due 02/09/2035 ~	2,000	1,999
LCM Ltd. 5.386% due 01/15/2034 •	2,000	1,991
Lendmark Funding Trust 5.530% due 06/21/2032	3,100	3,147
Madison Park Funding Ltd.
5.324% due 10/15/2034 •	30,000	29,843
5.358% due 04/15/2035 •	1,000	995
Navesink CLO Ltd. 5.572% due 04/15/2036 •	4,600	4,595
Navient Private Education Refi Loan Trust 5.484% due 12/15/2059 •	1,139	1,139
Navient Student Loan Trust 5.354% due 08/26/2069 ~	833	840
Nelnet Student Loan Trust
6.544% due 02/20/2041 •	299	306
6.640% due 02/20/2041	299	310
Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •	21,000	21,000
5.370% due 10/14/2036 •	21,300	21,300
Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •	10,600	10,589
5.443% due 10/20/2030 •	2,558	2,559
OFSI BSL X Ltd. 5.563% due 04/20/2034 •	15,600	15,596
Oportun Funding Trust
4.960% due 08/16/2032	11,600	11,599
5.240% due 08/16/2032	7,900	7,918
5.780% due 08/16/2032	2,000	2,006
Oportun Issuance Trust
5.010% due 02/08/2033	7,300	7,303
5.300% due 02/08/2033	2,000	1,996
5.860% due 02/09/2032	1,950	1,955
5.890% due 02/08/2033	1,000	998
6.334% due 04/08/2031	230	230
Pagaya AI Debt Grantor Trust
4.961% due 10/15/2032	5,173	5,173
5.156% due 07/15/2032	5,500	5,511
5.329% due 10/15/2032	13,900	13,906
5.628% due 07/15/2032	10,000	10,062
5.639% due 10/15/2032	16,100	16,105
5.867% due 07/15/2032	5,000	5,029
Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «•	1,230	1,044
5.065% due 03/15/2032	2,789	2,794
5.092% due 07/15/2032	9,418	9,415
5.162% due 04/15/2032 «	1,498	1,500
5.183% due 06/15/2032	5,770	5,788
5.331% due 01/15/2032	2,408	2,419
5.617% due 04/15/2032 «	1,369	1,377

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

5.637% due 07/15/2032		2,900	2,909
5.750% due 06/15/2032		5,000	5,030
5.823% due 04/15/2032 «		789	795
5.992% due 06/15/2032		1,600	1,606
6.093% due 11/15/2031		1,081	1,092
6.117% due 12/15/2031		1,699	1,719
6.258% due 10/15/2031		1,712	1,726
6.261% due 04/15/2032 «		829	839
6.278% due 10/15/2031		1,187	1,199
6.660% due 07/15/2031		1,311	1,324
7.299% due 06/16/2031		596	606
7.625% due 04/15/2031		336	336
8.050% due 03/15/2030 •		237	238
8.803% due 12/16/2030 •		362	366
9.099% due 04/15/2031		1,000	1,012
9.570% due 12/16/2030		2,699	2,733
10.273% due 04/15/2032 «		1,019	1,056
Parallel Ltd. 5.426% due 07/15/2034 •		20,000	19,938
PEAC Solutions Receivables LLC 4.940% due 10/20/2028		17,700	17,761
Pikes Peak CLO
5.512% due 07/15/2034 ~		18,000	17,966
5.513% due 10/11/2034 •		18,000	17,968
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		6,579	6,497
Reach ABS Trust
4.960% due 08/16/2032		8,468	8,470
5.340% due 08/16/2032		4,600	4,635
5.840% due 07/15/2031		5,000	5,065
5.880% due 07/15/2031		1,595	1,602
5.990% due 08/16/2032		1,200	1,215
6.290% due 02/18/2031		950	964
6.300% due 02/18/2031		773	776
Sculptor CLO Ltd. 5.362% due 07/20/2034 •		10,000	9,960
SLM Student Loan Trust 3.073% due 10/25/2039 •	EUR	1,162	1,182
SMB Private Education Loan Trust
5.060% due 03/16/2054		$13,526	13,619
5.090% due 10/16/2056		2,124	2,143
5.380% due 01/15/2053		1,004	1,017
5.380% due 07/15/2053		4,583	4,663
5.447% due 06/17/2052 ~		1,438	1,440
5.447% due 07/15/2053 •		4,583	4,591
5.500% due 06/17/2052		6,619	6,758
5.699% due 10/16/2056 •		2,678	2,706
6.149% due 10/16/2056 •		3,875	3,952
SoFi Alternative Trust 4.800% due 02/27/2034		15,750	15,763
Sound Point CLO Ltd. 5.675% due 01/21/2031 ~		288	288
Stream Innovations Trust 6.270% due 07/15/2044		1,736	1,813
Symphony CLO Ltd.
5.822% due 04/15/2037 •		2,000	2,004
6.093% due 01/20/2037 ~		1,000	1,002
TCW CLO Ltd.
5.622% due 08/16/2034 •		7,100	7,093
5.908% due 01/16/2037 •		2,000	2,003
Trinitas CLO Ltd.
5.359% due 07/20/2035 •		21,000	20,869
5.403% due 10/20/2033 •		23,900	23,874
Upstart Pass-Through Trust 7.900% due 10/20/2028		818	831
Venture CLO Ltd. 5.433% due 10/20/2034 •		1,000	997
Voya CLO Ltd. 5.493% due 07/20/2032 •		481	481
Wind River CLO Ltd.
5.555% due 10/18/2030 ~		2,812	2,813
5.624% due 10/15/2034 •		21,600	21,513

			1,063,218

Total Asset-Backed Securities (Cost $1,739,475)			1,741,756

SOVEREIGN ISSUES 3.5%
Avenir Issuer Ireland DAC 6.000% due 10/25/2027		4,500	4,250
Bank Gospodarstwa Krajowego 5.750% due 07/09/2034		1,500	1,530
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (e)	BRL	53,000	8,993
0.000% due 10/01/2025 (e)		202,100	33,049
Colombian TES 11.500% due 07/25/2046	COP	23,907,600	5,099

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Ecuador Government International Bond 6.900% due 07/31/2030 þ		$2,000	1,196
Egypt Government International Bond 4.750% due 04/11/2025	EUR	4,000	4,318
El Salvador Government International Bond
7.625% due 02/01/2041		$725	643
9.250% due 04/17/2030		800	835
Israel Government International Bond
5.375% due 02/19/2030		5,000	5,040
5.625% due 02/19/2035		5,000	4,973
Mexico Government International Bond
4.000% due 11/30/2028 (f)	MXN	252,658	11,962
7.000% due 09/03/2026		57,000	2,731
Panama Government International Bond
7.500% due 03/01/2031		$300	311
8.000% due 03/01/2038		500	516
Peru Government International Bond
6.150% due 08/12/2032	PEN	49,400	13,509
6.900% due 08/12/2037		47,900	12,878
Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	83,750	4,378
8.500% due 01/31/2037		560,400	25,421
Romania Government International Bond
5.125% due 09/24/2031	EUR	2,000	2,092
5.250% due 03/10/2030		2,200	2,398
Senegal Government International Bond 5.375% due 06/08/2037		1,500	1,083
Turkey Government International Bond
36.000% due 08/12/2026	TRY	100,000	2,425
44.165% due 09/06/2028 ~		100,000	2,479
45.031% due 05/20/2026 ~		31,100	822
45.031% due 05/17/2028 ~		59,300	1,478

Total Sovereign Issues (Cost $156,265)			154,409

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
New Fortress Energy, Inc. «(c)		8,876	69

Total Common Stocks (Cost $0)			69

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (j) 2.1%			91,800

U.S. TREASURY BILLS 0.4%
4.311% due 04/03/2025 - 06/26/2025 (d)(e)(l)(n)		$17,785	17,728

Total Short-Term Instruments (Cost $109,528)			109,528

Total Investments in Securities (Cost $5,816,926)			5,837,578

		SHARES
INVESTMENTS IN AFFILIATES 0.4%
MUTUAL FUNDS (h) 0.4%
PIMCO Senior Loan Active Exchange-Traded Fund		372,228	18,755

Total Mutual Funds (Cost $19,002)			18,755

Total Investments in Affiliates (Cost $19,002)			18,755

Total Investments 131.6% (Cost $5,835,928)			$5,856,333
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $61,227)			(430)
Other Assets and Liabilities, net (31.6)%			(1,405,843)

Net Assets 100.0%			$4,450,060

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
µ								All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Payment in-kind security.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Institutional Class Shares of each Fund.
(i)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Deloitte LLP				0.000%	01/30/2030	10/30/2024		$2,000	$2,003	0.04%
Deloitte LLP				0.000	01/30/2032	10/30/2024		2,000	1,995	0.04
Deloitte LLP				0.000	01/30/2035	10/30/2024		2,000	1,977	0.04
Hardwood Funding LLC				0.000	06/07/2028	03/11/2025		6,000	6,022	0.14
National Football League				0.000	10/05/2028	03/14/2024		1,600	1,616	0.04
Project Alpha Investindustrial				4.594	02/27/2026	02/28/2025		392	409	0.01
Strategic Credit Opportunities Partners				0.000	03/20/2028	03/20/2025		8,000	8,083	0.18
Turkeys First National Bank				7.962	11/15/2034	09/18/2024		2,200	2,154	0.05
VB DPR Finance Co.				0.000	03/15/2035	01/31/2025		4,200	4,285	0.10

								$28,392	$28,544	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.380%	03/25/2025	04/01/2025	$15,000	U.S. Treasury Notes 4.375% due 07/31/2026			$(15,339)	$15,000	$15,013
	4.380	03/25/2025	04/02/2025	15,000	U.S. Treasury Notes 2.750% due 02/15/2028			(15,382)	15,000	15,013
	4.410	03/31/2025	04/01/2025	37,100	U.S. Treasury Notes 2.750% due 04/30/2027			(37,820)	37,100	37,104
	4.450	03/31/2025	04/01/2025	24,700	U.S. Treasury Notes 4.000% due 07/31/2029			(25,249)	24,700	24,703

Total Repurchase Agreements								$(93,789)	$91,800	$91,833

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA						4.500%	04/01/2055	$3,800	$(3,630)	$(3,635)

Total Short Sales (0.1)%									$(3,630)	$(3,635)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(4,789) at a weighted average interest rate of 5.186%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	41	$41	$(10)	$(3)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	43	43	(10)	(5)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	86	86	(24)	(19)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	41	41	(15)	(22)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	43	43	(12)	(20)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	86	86	(28)	(32)

Total Written Options	$(99)	$(101)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP June Futures	06/2025	15	$1,906	$(33)	$3	$0
U.S. Treasury 2-Year Note June Futures	06/2025	2,145	444,384	2,522	126	0
U.S. Treasury 5-Year Note June Futures	06/2025	1,550	167,642	1,142	127	0
U.S. Treasury 10-Year Note June Futures	06/2025	649	72,181	1,372	137	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	936	106,821	2,030	358	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	320	39,120	128	335	0

Total Futures Contracts	$7,161	$1,086	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%	$500	$3	$4	$7	$0	$0
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	5,000	14	(4)	10	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.920	$4,600	13	6	19	0	(4)
Bombardier, Inc.	5.000	Quarterly	06/20/2028	1.338	100	4	7	11	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.369	200	21	1	22	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547	100	0	2	2	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.805	EUR	1,400	109	(32)	77	0	(13)

$164	$(16)	$148	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(9)	$6	$(3)	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	100	(3)	0	(3)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	200	(7)	(1)	(8)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	293,000	21,143	(5,014)	16,129	75	(1)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	80,800	4,195	106	4,301	54	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	845,500	18,992	(2,721)	16,271	5	(10)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	334,500	6,158	(6)	6,152	55	0

$50,469	$(7,630)	$42,839	$189	$(11)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	47,400	$(1,303)	$(102)	$(1,405)	$207	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		$117,700	(1,476)	1,748	272	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	07/31/2029		177,400	3,559	1,057	4,616	0	(124)
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	08/31/2031		30,500	(31)	1,125	1,094	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		400	(2)	22	20	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	21	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		900	(3)	47	44	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		700	(3)	36	33	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.245	Annual	10/18/2034		33,200	(114)	1,665	1,551	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		950	(4)	(6)	(10)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,000	(4)	(5)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,100	(7)	(12)	(19)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,100	(7)	(16)	(23)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,100	(6)	(18)	(24)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,900	(8)	(43)	(51)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		4,400	(13)	(47)	(60)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,500	(7)	(18)	(25)	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		116,700	5,704	(853)	4,851	0	(383)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		26,600	691	1,794	2,485	0	(185)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		39,100	3,907	(224)	3,683	0	(290)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	148,675	794	(6)	788	391	0
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	78	100	5	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		149,700	(68)	7	(61)	18	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	3,200	(47)	20	(27)	7	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		43,900	(2,207)	448	(1,759)	186	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		26,100	2,045	82	2,127	0	(206)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030	HUF	4,165,800	6	(45)	(39)	0	(38)

							$11,416	$6,755	$18,171	$814	$(1,442)

Total Swap Agreements							$62,049	$(891)	$61,158	$1,003	$(1,470)

(l)

Securities with an aggregate market value of $26,359 and cash of $68,395 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

(6)						Unsettled variation margin liability of $(67) for closed swap agreements is outstanding at period end.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2025	CZK	764		$31	$0	$(2)
	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	1,203,037		820	4	0
	04/2025	NOK	317		28	0	(2)
	04/2025		$394	IDR	6,513,832	0	(2)
	04/2025	ZAR	2,570		$140	0	0
	05/2025	CNH	9,402		1,284	0	(13)
	05/2025	IDR	12,342,597		741	1	0
	05/2025		$785	INR	67,484	2	0
	06/2025	CNH	62,375		$8,565	1	(66)
	06/2025		$1,019	KRW	1,485,113	0	(7)
	06/2025		2,735	MXN	56,056	0	(23)
	08/2025	TWD	624,521		$18,967	0	(3)
BPS	04/2025	BRL	71,413		12,477	0	(38)
	04/2025	CAD	13,037		9,067	7	0
	04/2025	CZK	10,615		436	0	(24)
	04/2025	EUR	106,980		112,226	0	(3,451)
	04/2025	GBP	2,420		3,059	0	(67)
	04/2025	IDR	49,713,687		2,999	15	0
	04/2025	JPY	154,488		1,030	2	(2)
	04/2025	SGD	1,594		1,194	7	0
	04/2025	TWD	659,662		20,128	264	0
	04/2025		$2,162	AUD	3,416	0	(28)
	04/2025		12,462	BRL	71,413	57	(5)
	04/2025		13,478	IDR	223,433,046	0	(75)
	04/2025		6,883	INR	597,497	99	0
	04/2025		5,277	JPY	786,782	0	(32)
	04/2025		6,273	KRW	9,110,983	0	(86)
	04/2025		166	NOK	1,748	0	0
	04/2025		11,158	TWD	365,461	0	(153)
	04/2025	ZAR	54,269		$2,974	17	0
	05/2025	CNH	37,908		5,219	2	(14)
	05/2025	IDR	36,500,759		2,194	7	0
	05/2025	NOK	1,748		166	0	0
	05/2025		$1,890	EUR	1,752	8	0
	05/2025		1,320	IDR	21,908,953	0	(7)
	05/2025		7,069	INR	606,394	8	0
	05/2025		829	JPY	124,171	2	0
	05/2025		592	SGD	792	0	(2)
	06/2025	CNH	135,099		$18,640	16	(67)
	06/2025	KRW	330,867		232	7	0
	06/2025	PLN	1,531		396	2	0
	06/2025		$1,589	CNH	11,478	0	(1)
	06/2025		9,193	PLN	35,582	16	(45)
	07/2025	TWD	169,947		$5,230	82	0
	08/2025		141,339		4,336	43	0
	10/2025	BRL	18,900		3,156	1	(16)
BRC	04/2025	INR	15,803		180	0	(4)
	04/2025	NOK	2,926		262	0	(16)
	04/2025	PEN	6,341		1,698	0	(28)
	04/2025	TRY	2,121		55	0	0
	04/2025		$5,185	IDR	84,884,464	0	(94)
	04/2025		399	ILS	1,463	0	(5)
	04/2025		184	INR	15,785	1	0
	04/2025		1,198	SGD	1,602	0	(6)
	04/2025		20,890	TRY	804,592	49	(187)
	05/2025	INR	15,830		$184	0	(1)
	05/2025	NOK	1,499		142	0	0
	05/2025	TRY	124,188		3,014	0	(32)
	05/2025		$2,181	TRY	84,941	0	(53)
	06/2025	CNH	36		$5	0	0
	06/2025	TRY	140,241		3,361	0	(9)
	06/2025		$756	PLN	2,929	0	(2)
	06/2025		12,408	TRY	491,831	0	(557)
CBK	04/2025	BRL	76,744		$13,382	0	(67)
	04/2025	CHF	879		1,000	6	0
	04/2025	IDR	45,522,854		2,743	11	0
	04/2025	ILS	14,171		3,888	75	0
	04/2025	INR	156,876		1,829	0	(6)
	04/2025	JPY	382,400		2,600	51	0
	04/2025	TWD	714,121		21,800	294	0
	04/2025		$13,365	BRL	76,744	84	0
	04/2025		39,983	CAD	56,954	0	(404)
	04/2025		9,736	IDR	159,334,799	0	(178)
	04/2025		2,669	INR	229,267	8	0
	04/2025		396	KRW	579,271	0	(2)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

	04/2025		23,397	TWD	766,871	0	(303)
	05/2025	CAD	56,871		$39,983	404	0
	05/2025	IDR	43,827,448		2,638	12	0
	05/2025		$1,315	IDR	21,854,488	0	(6)
	06/2025	CNH	17,510		$2,416	0	(6)
	06/2025	COP	23,371,400		5,539	7	0
	06/2025	KRW	31,577,457		21,964	456	0
	06/2025	PEN	5,110		1,390	1	0
	07/2025		33,451		9,100	17	0
	07/2025	TWD	297,656		9,149	132	0
	07/2025		$13,382	BRL	78,248	66	0
	08/2025	TWD	336,459		$10,327	107	0
	12/2025	PEN	11,157		3,014	0	(5)
DUB	04/2025	CAD	57		40	0	0
	04/2025	CHF	16		17	0	0
	04/2025	ILS	18,465		5,061	93	0
	04/2025	SGD	44		33	0	0
	04/2025		$29,652	AUD	47,029	0	(266)
	04/2025		2,225	IDR	36,941,208	0	(8)
	04/2025		1,191	INR	102,455	5	0
	04/2025		200	NZD	349	0	(2)
	04/2025		483	SGD	647	0	(2)
	05/2025	AUD	47,029		$29,658	265	0
	05/2025	IDR	5,403,331		325	1	0
	05/2025	NZD	334		192	2	0
	05/2025	SGD	646		483	2	0
	06/2025	KRW	21,816,987		15,175	316	0
FAR	04/2025	AUD	52,364		32,992	272	0
	04/2025	BRL	114,140		19,877	0	(125)
	04/2025	CHF	29,924		33,571	0	(253)
	04/2025	ILS	15,448		4,255	99	0
	04/2025	JPY	1,354,119		8,994	0	(34)
	04/2025		$19,896	BRL	114,140	106	0
	04/2025		59,371	EUR	56,526	1,750	0
	04/2025		4,090	JPY	610,319	0	(21)
	04/2025		327	TWD	10,725	0	(4)
	04/2025	ZAR	309		$17	0	0
	05/2025		$1,493	CNH	10,770	0	(7)
	05/2025		719	INR	61,601	0	0
	05/2025		8,994	JPY	1,349,557	34	0
	06/2025		8,311	PLN	32,124	0	(39)
	07/2025	CNH	10,728		$1,493	6	0
GLM	04/2025	BRL	76,952		13,402	0	(83)
	04/2025	IDR	26,766,330		1,612	6	0
	04/2025	KRW	1,922,523		1,310	5	0
	04/2025	TWD	12,492		378	1	0
	04/2025		$13,094	BRL	76,952	391	0
	04/2025		6,031	IDR	99,018,346	0	(92)
	04/2025		540	KRW	789,263	0	(3)
	04/2025		287	TRY	11,281	3	0
	04/2025	ZAR	29,678		$1,627	10	0
	05/2025	CNH	9,142		1,248	0	(13)
	05/2025	IDR	21,059,358		1,263	1	0
	05/2025		$1,612	IDR	26,790,509	0	(6)
	06/2025	CNH	37,156		$5,135	0	(5)
	06/2025		$2,210	CNH	16,019	8	(2)
	06/2025		1,310	KRW	1,915,560	0	(5)
	06/2025		6,656	PLN	25,702	0	(38)
	07/2025	PEN	31,870		$8,560	0	(90)
	07/2025	TWD	34,768		1,069	16	0
	08/2025	CNH	18,819		2,624	10	0
	08/2025		$378	TWD	12,395	0	(1)
	10/2025	BRL	21,500		$3,531	0	(76)
JPM	04/2025		18,720		3,263	0	(18)
	04/2025	IDR	4,773,157		289	3	0
	04/2025	ILS	18,856		5,175	102	0
	04/2025	JPY	461,573		3,062	0	(15)
	04/2025	SGD	47		35	0	0
	04/2025	TWD	72,647		2,215	28	0
	04/2025		$1,215	AUD	1,919	0	(15)
	04/2025		3,260	BRL	18,720	20	0
	04/2025		54,170	EUR	50,223	136	0
	04/2025		1,926	IDR	31,663,746	0	(27)
	04/2025		2,120	INR	183,206	19	0
	04/2025		4,394	JPY	654,973	0	(27)
	04/2025		396	KRW	579,015	0	(3)
	04/2025		7,449	TWD	244,086	0	(99)
	05/2025	CNH	9,771		$1,338	0	(11)
	05/2025	EUR	50,223		54,258	0	(135)
	05/2025	IDR	14,137,511		852	4	0
	05/2025		$8,066	CNH	58,460	10	(8)
	05/2025		2,463	JPY	370,427	15	0
	05/2025		1,900	TRY	83,678	217	0
	06/2025	CNH	30,537		$4,184	0	(41)
	06/2025	MXN	348,265		16,875	31	0
	06/2025		$10,742	PLN	41,605	5	(33)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

06/2025	2,412	TRY	95,476	0	(84)
07/2025	CNH	20,326	$2,816	2	(3)
07/2025	TWD	172,019	5,290	79	0
07/2025	$3,263	BRL	19,089	18	0
08/2025	CNH	37,847	$5,250	2	(10)
08/2025	TWD	180,846	5,551	57	0
MBC	04/2025	CHF	1,597	1,804	0	(1)
04/2025	EUR	9,990	10,871	69	0
04/2025	HUF	90,685	246	3	0
04/2025	SEK	2,020	202	1	0
04/2025	SGD	398	298	2	0
04/2025	TWD	95,216	2,942	75	0
04/2025	$13	CAD	19	0	0
04/2025	36,665	CHF	32,389	0	(54)
04/2025	11,098	EUR	10,221	5	(50)
04/2025	4,228	GBP	3,272	1	(2)
04/2025	2,299	INR	199,344	30	0
04/2025	4,907	TWD	161,198	0	(52)
04/2025	ZAR	132,031	$7,233	39	0
05/2025	CAD	19	13	0	0
05/2025	CHF	32,273	36,665	54	0
05/2025	CNH	20,199	2,786	1	(3)
05/2025	IDR	8,448,901	508	2	0
05/2025	$3,129	CNH	22,684	4	(3)
06/2025	CNH	4,386	$604	0	(3)
06/2025	KRW	6,217,661	4,321	86	0
06/2025	$1,541	PLN	5,949	0	(10)
07/2025	CNH	11,274	$1,564	2	0
07/2025	TWD	82,918	2,544	32	0
08/2025	CNH	11,305	1,565	0	(6)
08/2025	TWD	77,308	2,363	15	0
MYI	04/2025	BRL	800	139	0	(1)
04/2025	CAD	56,915	39,983	431	0
04/2025	SGD	167	125	1	0
04/2025	$137	BRL	800	3	0
04/2025	1,117	TWD	36,514	0	(17)
04/2025	ZAR	140,016	$7,659	31	0
05/2025	IDR	7,873,947	473	1	0
06/2025	CNH	1,456	201	0	0
06/2025	$184	PLN	729	4	0
10/2025	BRL	800	$132	0	(3)
NGF	06/2025	KRW	5,033,814	3,533	105	0
SCX	04/2025	JPY	258,310	1,723	7	(6)
04/2025	NZD	349	199	1	0
04/2025	TWD	53,968	1,663	38	0
04/2025	$6,464	IDR	105,760,114	0	(121)
04/2025	396	KRW	578,400	0	(3)
04/2025	1,417	TWD	46,627	0	(13)
05/2025	CNH	22,134	$3,070	16	0
05/2025	IDR	3,299,025	199	1	0
05/2025	$1,553	JPY	232,917	6	(1)
06/2025	CNH	8,899	$1,231	0	0
06/2025	KRW	27,029,014	18,409	0	(2)
06/2025	PEN	17,632	4,830	40	0
06/2025	$4,658	CNH	33,603	0	(9)
08/2025	CNH	15,974	$2,230	11	0
08/2025	TWD	46,241	1,417	13	0
SOG	05/2025	$15,399	BRL	88,364	0	(8)
SSB	04/2025	TWD	87,652	$2,675	35	0
05/2025	CHF	26	30	0	0
UAG	04/2025	IDR	3,821,996	230	1	0
04/2025	$278	IDR	4,596,535	0	(2)
04/2025	4,033	JPY	600,077	0	(32)
04/2025	95	TRY	3,834	4	0
05/2025	230	IDR	3,827,371	0	(1)
05/2025	270	TRY	10,998	7	0
06/2025	256	PLN	990	0	(2)

Total Forward Foreign Currency Contracts	$7,780	$(8,311)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	5,100	$(7)	$(4)
Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	5,200	(10)	(7)
Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	7,900	(10)	(8)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	11,000	(10)	(10)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	11,000	(12)	(13)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	5,500	(6)	(6)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	5,100	(6)	(6)

$(61)	$(54)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC USD versus TRY	TRY	38.550	04/01/2025	6,800	$(148)	$(102)
Call - OTC USD versus TRY	45.400	04/01/2025	6,800	(97)	0
UAG	Put - OTC USD versus TRY	37.700	05/07/2025	1,500	(36)	(3)
Call - OTC USD versus TRY	45.900	05/07/2025	1,500	(24)	(15)

$(305)	$(120)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	2,200	$(4)	$(6)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	2,200	(4)	0
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	2,900	(10)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	2,900	(10)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	1,400	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	1,400	(5)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	1,400	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	1,400	(5)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	1,500	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	1,500	(5)	(7)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	2,100	(4)	(7)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	2,100	(4)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	3,400	(13)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	3,400	(13)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	3,400	(14)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	3,400	(14)	(13)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	4,700	(20)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	4,700	(20)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	2,300	(10)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	2,300	(10)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	2,500	(11)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	2,500	(11)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	2,400	(10)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	2,400	(9)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	2,500	(9)	(19)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	2,500	(9)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	2,500	(11)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	2,500	(11)	(9)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	2,500	(11)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	2,500	(11)	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	1,500	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	1,500	(6)	0
NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	3,700	(14)	(11)

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.890	04/17/2025	3,700	(14)		(4)

								$(323)		$(228)

Total Written Options								$(689)		$(402)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2026	0.540%	$4,000	$22	$1	$23	$0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805	7,000	9	3	12	0
BRC	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276	8,000	3	(6)	0	(3)
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570	1,000	(5)	15	10	0
DUB	Petroleos Mexicanos	4.750	Monthly	07/06/2026	0.003	4,706	0	32	32	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	9,000	(76)	44	0	(32)
MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253	5,000	13	(3)	10	0

Total Swap Agreements							$(34)	$86	$87	$(35)

(n)

Securities with an aggregate market value of $4,249 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments				$0		$118,642	$76,185		$194,827
Corporate Bonds & Notes
Banking & Finance				0		357,676	24,365		382,041
Industrials				0		635,405	3,666		639,071
Utilities				0		160,994	0		160,994
Municipal Bonds & Notes
Arizona				0		3,097	0		3,097
California				0		301	0		301
Iowa				0		2,502	0		2,502
U.S. Government Agencies				0		1,453,044	0		1,453,044
U.S. Treasury Obligations				0		208,966	0		208,966
Non-Agency Mortgage-Backed Securities				0		743,148	43,825		786,973
Asset-Backed Securities
Automobile ABS Other				0		167,860	0		167,860
Automobile Sequential				0		82,058	0		82,058
CMBS Other				0		24,034	0		24,034
Finance Consumer Loans				0		1,214	0		1,214
Home Equity Other				0		294,518	0		294,518
Home Equity Sequential				0		1,109	0		1,109
Manufacturing House Sequential				0		2,441	0		2,441
Whole Loan Collateral				0		105,304	0		105,304
Other ABS				0		1,056,607	6,611		1,063,218
Sovereign Issues				0		154,409	0		154,409
Common Stocks
Energy				0		0	69		69
Short-Term Instruments
Repurchase Agreements				0		91,800	0		91,800
U.S. Treasury Bills				0		17,728	0		17,728

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

$0	$5,682,857	$154,721	$5,837,578
Investments in Affiliates, at Value
Mutual Funds	18,755	0	0	18,755

Total Investments	$18,755	$5,682,857	$154,721	$5,856,333

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,635)	$0	$(3,635)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	2,086	0	2,089
Over the counter	0	7,835	32	7,867

$3	$9,921	$32	$9,956
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,571)	0	(1,571)
Over the counter	0	(8,748)	0	(8,748)

$0	$(10,319)	$0	$(10,319)

Total Financial Derivative Instruments	$3	$(398)	$32	$(363)

Totals	$18,758	$5,678,824	$154,753	$5,852,335

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$3,714	$75,011	$(3,716)	$113	$4	$1,059	$0	$0	$76,185	$1,061
Corporate Bonds & Notes
Banking & Finance	964	24,200	(1,000)	34	0	167	0	0	24,365	166
Industrials	1,598	0	0	0	0	18	2,050	0	3,666	18
Non-Agency Mortgage-Backed Securities	2,055	41,700	0	20	0	50	0	0	43,825	50
Asset-Backed Securities
Home Equity Other	300	0	(44)	1	0	13	0	(270)	0	0
Other ABS	2,300	6,813	(829)	7	0	133	0	(1,813)	6,611	56
Common Stocks
Energy	0	0	0	0	0	69	0	0	69	69

$10,931	$147,724	$(5,589)	$175	$4	$1,509	$2,050	$(2,083)	$154,721	$1,420
Financial Derivative Instruments- Assets
Over the counter	$0	$17	$0	$0	$0	$15	$0	$0	$32	$15

Totals	$10,931	$147,741	$(5,589)	$175	$4	$1,524	$2,050	$(2,083)	$154,753	$1,435

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$27,492	Discounted Cash Flow	Discount Rate	7.360 - 9.403	7.726
4,402	Indicative Market Quotation	Broker Quote	74.500 - 100.500	87.335
33,274	Recent Transaction	Purchase Price	98.500 - 100.000	99.473
11,017	Third Party Vendor	Broker Quote	99.438 - 100.750	100.750
Corporate Bonds & Notes
Banking & Finance	5,975	Discounted Cash Flow	Discount Rate	5.394 - 6.041	5.717
18,390	Proxy Pricing	Base Price	100.000	—
Industrials	1,616	Discounted Cash Flow	Discount Rate	5.051	—
2,050	Indicative Market Quotation	Broker Quote	82.000	—
Non-Agency Mortgage-Backed Securities	4,276	Discounted Cash Flow	Discount Rate	6.660 - 8.930	7.166
39,549	Proxy Pricing	Base Price	99.998	99.998
Asset-Backed Securities
Other ABS	6,611	Discounted Cash Flow	Discount Rate	4.642 - 10.839	6.630
Common Stocks
Energy	69	Reference Instrument	Stock Price w/Liquidity Discount	6.000	—

Schedule of Investments PIMCO Multisector Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Financial Derivative Instruments - Assets
Over the counter	32	Indicative Market Quotation	Broker Quote	0.329	—

Total	$154,753

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.1% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Toledo Hospital 6.015% due 11/15/2048	$200	$178

Total Corporate Bonds & Notes (Cost $144)		178

MUNICIPAL BONDS & NOTES 97.7%
ALABAMA 4.6%
Auburn University, Alabama Revenue Bonds, Series 2025 5.000% due 06/01/2043	1,335	1,441
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,400	1,476
5.500% due 10/01/2054	400	430
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	1,000	1,069
5.000% due 10/01/2055	600	629
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	500	532
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 4.750% due 12/01/2054	1,000	946
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	400	421
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	1,200	1,239
5.000% due 11/01/2055	1,700	1,808
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	200	212
5.000% due 01/01/2056	1,000	1,042
5.250% due 03/01/2055	1,500	1,575

		12,820

ALASKA 0.1%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	250	261

ARIZONA 2.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 3.550% due 02/01/2048	3,000	3,000
Arizona Industrial Development Authority Revenue Bonds, Series 2025 5.125% due 01/01/2059	480	440
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	1,000	996
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	450	465
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	1,000	1,074
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2041	710	779

		6,754

ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	552
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	500	471

		1,023

CALIFORNIA 5.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (d)	500	288
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.125% due 07/01/2041	1,000	969
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	1,000

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	423
5.250% due 01/01/2054	250	261
5.250% due 11/01/2054	700	743
5.500% due 10/01/2054	200	216
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 02/01/2055	1,900	2,026
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	100	79
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	100	98
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	233
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,029
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	600	585
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	400	394
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	263
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	250	250
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	495	424
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	200	129
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	525	483
4.214% due 06/01/2050	200	151
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	250	253
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	500	470
Los Angeles Department of Airports, California Revenue Notes, Series 2025 5.000% due 05/15/2034 (a)	1,630	1,745
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	150	152
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	900	933
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	500	558
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	1,000	163

		14,318

COLORADO 4.2%
Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024 5.000% due 11/01/2043	200	213
Board of Governors of Colorado State University System Revenue Bonds, Series 2025 3.000% due 03/01/2055	3,240	3,240
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2049	300	323
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 11/15/2043	500	460
Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.420% due 05/15/2061 ~	500	498
5.000% due 05/15/2062	1,500	1,536
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	500	548
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	500	517
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2031	440	458
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2053	1,000	1,012
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	1,007
Holland Creek Metropolitan District, Colorado Revenue Bonds, Series 2001 2.840% due 06/01/2041	2,000	2,000

		11,812

CONNECTICUT 0.3%
Norwalk, Connecticut Housing Authority, (FNMA Insured), Series 2024 4.400% due 09/01/2042	1,000	981

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	250	246

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

DISTRICT OF COLUMBIA 0.8%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.500% due 10/01/2054	1,000	1,054
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	547
5.000% due 07/15/2048	500	521

		2,122

FLORIDA 6.0%
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,000	1,033
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2044	500	482
Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	375	387
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	500	464
Florida Development Finance Corp. Revenue Bonds, Series 2023 5.000% due 09/01/2026	500	508
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,000	1,028
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	400	414
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.450% due 11/15/2054	3,000	3,000
3.500% due 11/15/2054	2,300	2,300
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	510	539
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2034	700	753
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025 5.000% due 10/01/2050	1,000	1,038
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	500	500
Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024 5.000% due 10/01/2049	1,200	1,257
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025 5.250% due 10/01/2056	2,000	2,089
Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	500	391
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.250% due 05/01/2028	250	252
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024 4.000% due 05/01/2034	200	197

		16,632

GEORGIA 2.2%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,000	1,015
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	500	544
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024 4.375% due 04/01/2043	2,000	1,922
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	1,000	1,009
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	400	423
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	300	320
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024 5.250% due 01/01/2054	500	527
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	500	524

		6,284

IDAHO 1.2%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2040	2,000	2,149
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.650% due 01/01/2054	985	969
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	219	201

		3,319

ILLINOIS 6.0%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	500	501
5.500% due 01/01/2055	1,000	1,038

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2038	2,500	2,617
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	500	515
Illinois Finance Authority Revenue Bonds, Series 2009 3.500% due 08/01/2043	2,365	2,365
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	500	507
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	600	604
Illinois Sales Tax State Revenue Bonds, Series 2021 5.000% due 06/15/2031	1,000	1,087
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	1,000	982
Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2035	1,000	1,084
5.250% due 05/01/2045	3,000	3,133
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,250	1,294
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,000	1,029

		16,756

INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	550	548
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	250	238
4.250% due 11/01/2030	1,750	1,788
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 0.000% due 07/01/2056	400	389
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 5.750% due 03/01/2043	300	316
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	400	390
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	101
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	101
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	1,000	1,018

		4,889

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	500	530

KENTUCKY 1.0%
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	600	661
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	500	500
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	250	264
Kentucky State Property & Building Commission Revenue Bonds, (FNMA Insured), Series 2024 4.375% due 09/01/2040	650	640
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2038	700	753

		2,818

LOUISIANA 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2026	475	488
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2040	250	266
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024 5.000% due 01/01/2033	2,000	2,144

		2,898

MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2042	870	920

MASSACHUSETTS 3.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	1,000	1,060
Commonwealth of Massachusetts General Obligation Bonds, Series 2023 5.000% due 10/01/2046	700	735

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Commonwealth of Massachusetts General Obligation Bonds, Series 2024 5.000% due 12/01/2054	500	522
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2024 5.000% due 06/01/2053	2,000	2,091
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 2.700% due 07/01/2046	3,535	3,535
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 4.000% due 03/01/2054	1,000	896

		8,839

MICHIGAN 1.7%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	200
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	300	336
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	420	440
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	750	801
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	2,500	257
5.000% due 06/01/2040	750	767
Michigan Finance Authority Revenue Bonds, Series 2024 5.500% due 02/28/2049	500	534
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	500	531
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2031	750	803

		4,669

MINNESOTA 1.4%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	500	501
Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	500	511
5.000% due 11/15/2049	250	249
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,031
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	495	555
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2039	1,000	1,070

		3,917

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2037	300	327

MISSOURI 1.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025 5.000% due 04/01/2059	1,650	1,824
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2054	2,000	2,003

		3,827

MULTI-STATE 2.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	686	684
3.721% due 01/25/2040	393	390
4.136% due 08/25/2040	992	1,010
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
0.000% due 10/25/2040	696	715
4.287% due 04/25/2042	998	1,039
4.326% due 08/25/2041 ~	2,193	2,275

		6,113

NEBRASKA 0.1%
Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 5.000% due 03/01/2049	250	258

NEVADA 0.4%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	400	384
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	142

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	500	503

		1,029

NEW HAMPSHIRE 1.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2022 4.000% due 12/01/2028	1,000	1,000
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	490	464
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041	1,500	1,452
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	600	673
New Hampshire National Finance Authority Affordable Housing, Series 2024 4.150% due 10/20/2040	600	583

		4,172

NEW JERSEY 1.3%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	500	527
New Jersey Educational Facilities Authority Revenue Bonds, Series 2023 4.625% due 09/01/2048	250	255
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.550% due 05/01/2041	1,000	1,002
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,000	1,038
Passaic County, New Jersey Improvement Authority Revenue Notes, Series 2025 4.125% due 07/01/2033	900	891

		3,713

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	500	501
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	350	329

		830

NEW YORK 12.9%
Build NYC Resource Corp., New York Revenue Bonds, Series 2024 4.000% due 09/01/2041	1,725	1,615
New York City, New York General Obligation Bonds, Series 2012 3.650% due 04/01/2042	3,000	3,000
New York City, New York General Obligation Bonds, Series 2014 3.550% due 03/01/2040	3,000	3,000
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2041	250	270
New York City, New York General Obligation Bonds, Series 2024 5.250% due 04/01/2054	500	527
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 4.600% due 11/01/2045	250	247
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011 3.550% due 06/15/2044	3,000	3,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.550% due 06/15/2050	1,500	1,500
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	200	213
5.250% due 06/15/2053	300	318
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024 5.000% due 06/15/2051	2,000	2,097
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	500	540
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2039	1,300	1,426
5.000% due 11/01/2046	1,000	1,045
5.000% due 11/01/2050 (a)	1,000	1,044
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	350	351
5.150% due 11/15/2034	235	236
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2038	1,000	1,110
New York State Dormitory Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	500	514
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 03/15/2041	500	529
New York State Dormitory Authority Revenue Bonds, Series 2024 4.000% due 05/01/2039	250	249
New York State Dormitory Authority Revenue Bonds, Series 2025 5.000% due 03/15/2052	1,000	1,045
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	200	221

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	500	520
5.000% due 03/15/2063	1,000	1,029
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	1,600	1,656
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2044	500	528
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	250	250
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2027	250	255
New York Transportation Development Corp. Revenue Bonds, Series 2020 4.000% due 10/01/2030	550	546
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	525
6.000% due 04/01/2035	250	275
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.000% due 06/30/2060	1,000	986
Port Authority of New York & New Jersey Revenue Bonds, Series 2024 5.000% due 09/01/2034	500	543
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	990	978
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	1,500	140
4.000% due 06/01/2050	300	263
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	500	484
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	500	529
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2045	1,700	1,781
5.250% due 12/01/2054	500	528

		35,913

NORTH CAROLINA 0.5%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	995	978
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	400	438

		1,416

NORTH DAKOTA 0.2%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2041	525	543

OHIO 3.7%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	500	503
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	7,400	737
4.000% due 06/01/2048	500	434
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2036	1,000	1,072
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	500	474
Hamilton County, Ohio Revenue Bonds, Series 2021 3.700% due 08/15/2051	1,900	1,900
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	400	364
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	505
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025 5.000% due 02/01/2037	700	772
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	2,300	2,524
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.150% due 09/01/2040	300	294
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2048	750	791

		10,370

OKLAHOMA 0.2%
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	600	642

OREGON 0.4%
Oregon State General Obligation Bonds, Series 2022 3.550% due 06/01/2045	1,100	1,100

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

PENNSYLVANIA 5.3%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024 5.000% due 12/01/2043	700	742
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	500	492
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	250	235
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2016 4.000% due 09/15/2034	500	503
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,000	874
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.970% due 08/15/2038 ~(e)	940	934
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	500	512
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024 3.550% due 08/15/2054	2,500	2,500
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	300	304
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	253
5.000% due 12/31/2038	500	503
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2039	500	534
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060 (a)	1,000	1,082
5.450% due 01/01/2051	250	256
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	891
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024 5.250% due 11/01/2041	1,500	1,610
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	200	216
6.250% due 10/01/2054	200	219
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 0.000% due 12/01/2037 (d)	2,100	2,008
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024 5.000% due 12/01/2041	250	264

		14,932

PUERTO RICO 2.7%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	239	150
0.000% due 11/01/2051	1,966	1,224
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	334	327
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040 ^(b)	2,150	1,048
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	500	164
0.000% due 07/01/2051 (c)	5,400	1,311
5.000% due 07/01/2058	750	740
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,463
4.550% due 07/01/2040	250	248
4.784% due 07/01/2058	1,000	953

		7,628

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	751
5.000% due 06/01/2050	200	200

		951

SOUTH CAROLINA 1.6%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022 4.250% due 02/01/2041	625	628
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	200	214
South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013 4.000% due 12/01/2049	1,000	915
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2055	1,000	1,023
5.250% due 12/01/2050	300	316

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	1,300	1,301

		4,397

SOUTH DAKOTA 0.2%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	500	490

TENNESSEE 0.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	600	600
3.250% due 10/01/2046	500	500
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,000	1,004

		2,104

TEXAS 13.5%
Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	100	104
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 5.000% due 12/01/2045 ^(b)	250	242
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049	200	188
4.125% due 06/15/2054	450	411
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2025 4.500% due 08/15/2050	1,500	1,471
Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024 4.500% due 03/01/2043	500	487
Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,000	2,008
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	300	290
Bexar Management And Development Corp., Texas Revenue Bonds, Series 2024 3.020% due 05/10/2045	2,000	1,970
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024 5.250% due 02/15/2054	300	318
Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2039	700	772
Dallas Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.350% due 10/01/2041	500	485
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	2,000	2,176
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	700	730
5.000% due 08/15/2053	1,500	1,558
Ector County, Texas General Obligation Bonds, Series 2024 5.000% due 02/15/2041	500	526
EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024 4.250% due 12/01/2034	500	493
Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	2,100	2,077
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	500	524
Grayson County Junior College District, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2049	1,310	1,203
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.400% due 10/01/2041	2,500	2,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	500	534
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2035	1,500	1,588
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	100	105
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	500	464
Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/01/2048	500	522
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021 5.000% due 05/15/2051	500	509
Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,000	2,001
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	250	236
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	500	502
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 5.250% due 05/15/2054	1,000	1,063
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	500	511
Mission Economic Development Corp., Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	1,000	989

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 4.000% due 12/01/2054	250	190
San Antonio Housing Trust Public Facility Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.550% due 03/01/2043	650	637
Tarrant County Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.600% due 03/01/2043	1,000	986
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	300	318
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	250	240
Texas State General Obligation Bonds, Series 2024 5.000% due 10/01/2039	1,200	1,319
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	615
5.000% due 10/15/2057	250	258
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	500	514
5.000% due 10/15/2058	300	311
Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	900	847
5.000% due 04/15/2031	250	276
5.000% due 10/15/2031	280	311
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	1,500	1,404

		37,783

UTAH 0.6%
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2037	300	324
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	500	558
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055 (a)	600	681

		1,563

VIRGINIA 1.0%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	330	309
FHLMC Multifamily VRD Certificates, Virginia Revenue Bonds, Series 2025 4.095% due 11/25/2042	2,498	2,524

		2,833

WASHINGTON 0.9%
Washington State General Obligation Bonds, Series 2023 5.000% due 06/01/2040	1,000	1,080
Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024 4.400% due 03/01/2043	500	481
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	494	435
Washington State Housing Finance Commission Revenue Bonds, Series 2024 3.812% due 03/20/2040	598	556

		2,552

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	800	819
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	300	325
West Virginia Housing Development Fund Revenue Notes, Series 2024 5.000% due 08/01/2027	175	181

		1,325

WISCONSIN 1.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	257
4.000% due 03/31/2056	250	201
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	400	352
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2039	300	318
5.250% due 06/15/2050	250	256
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	750	690
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	1,000	350

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 3.750% due 04/01/2035	900	900

		3,324

Total Municipal Bonds & Notes (Cost $273,679)		272,943

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac 2.802% due 04/25/2043 ~	198	173

Total U.S. Government Agencies (Cost $158)		173

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
City of Dallas Housing Finance Corp. 4.625% due 10/01/2043	400	396
Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	996	983
4.600% due 01/01/2042	300	298
San Antonio Housing Trust Public Facility Corp. 4.450% due 04/01/2043	500	485

Total Non-Agency Mortgage-Backed Securities (Cost $2,196)		2,162

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (f) 1.3%		3,500

MUNICIPAL BONDS & NOTES 1.2%
Houston, Texas Revenue Notes, Series 2024 5.000% due 06/30/2025	700	704
Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	800	804
University of Colorado Revenue Notes, Series 2024 5.000% due 06/01/2025	2,000	2,007

Total Municipal Bonds & Notes (Cost $3,514)		3,515

Total Short-Term Instruments (Cost $7,014)		7,015

Total Investments in Securities (Cost $283,191)		282,471

Total Investments 101.1% (Cost $283,191)		$282,471
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $0)		0
Other Assets and Liabilities, net (1.1)%		(3,034)

Net Assets 100.0%		$279,437

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^					Security is in default.
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)					When-issued security.
	(b)					Security is not accruing income as of the date of this report.
	(c)					Zero coupon security.
	(d)					Security becomes interest bearing at a future date.
	(e)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.970%			08/15/2038	09/14/2021	$954	$934	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.410%	03/31/2025	04/01/2025	$3,500	U.S. Treasury Notes 3.375% due 09/15/2027	$(3,567)	$3,500	$3,500

Total Repurchase Agreements						$(3,567)	$3,500	$3,500

	(1)					Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(63) at a weighted average interest rate of 5.003%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

	(g)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2025			6	$(649)	$(6)	$0	$0

Total Futures Contracts						$(6)	$0	$0

Cash of $121 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials			$0	$178	$0	$178
Municipal Bonds & Notes
	Alabama			0	12,820	0	12,820
	Alaska			0	261	0	261
	Arizona			0	6,754	0	6,754
	Arkansas			0	1,023	0	1,023
	California			0	14,318	0	14,318
	Colorado			0	11,812	0	11,812
	Connecticut			0	981	0	981
	Delaware			0	246	0	246
	District of Columbia			0	2,122	0	2,122
	Florida			0	16,632	0	16,632

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Georgia	0	6,284	0	6,284
Idaho	0	3,319	0	3,319
Illinois	0	16,756	0	16,756
Indiana	0	4,889	0	4,889
Iowa	0	530	0	530
Kentucky	0	2,818	0	2,818
Louisiana	0	2,898	0	2,898
Maryland	0	920	0	920
Massachusetts	0	8,839	0	8,839
Michigan	0	4,669	0	4,669
Minnesota	0	3,917	0	3,917
Mississippi	0	327	0	327
Missouri	0	3,827	0	3,827
Multi-State	0	6,113	0	6,113
Nebraska	0	258	0	258
Nevada	0	1,029	0	1,029
New Hampshire	0	4,172	0	4,172
New Jersey	0	3,713	0	3,713
New Mexico	0	830	0	830
New York	0	35,913	0	35,913
North Carolina	0	1,416	0	1,416
North Dakota	0	543	0	543
Ohio	0	10,370	0	10,370
Oklahoma	0	642	0	642
Oregon	0	1,100	0	1,100
Pennsylvania	0	14,932	0	14,932
Puerto Rico	0	7,628	0	7,628
Rhode Island	0	951	0	951
South Carolina	0	4,397	0	4,397
South Dakota	0	490	0	490
Tennessee	0	2,104	0	2,104
Texas	0	37,783	0	37,783
Utah	0	1,563	0	1,563
Virginia	0	2,833	0	2,833
Washington	0	2,552	0	2,552
West Virginia	0	1,325	0	1,325
Wisconsin	0	3,324	0	3,324
U.S. Government Agencies	0	173	0	173
Non-Agency Mortgage-Backed Securities	0	2,162	0	2,162
Short-Term Instruments
Repurchase Agreements	0	3,500	0	3,500
Municipal Bonds & Notes	0	3,515	0	3,515

Total Investments	$0	$282,471	$0	$282,471

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.2% ¤
CORPORATE BONDS & NOTES 61.2%
BANKING & FINANCE 38.3%
AerCap Ireland Capital DAC 6.950% due 03/10/2055 •		$600	$614
Allstate Corp.
6.500% due 05/15/2067 ~		400	409
7.523% due 08/15/2053 ~		1,146	1,149
American International Group, Inc. 5.750% due 04/01/2048 ~		500	498
Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(c)(d)		1,400	1,374
9.375% due 03/19/2029 •(c)(d)		761	828
Banco Mercantil del Norte SA 7.625% due 01/10/2028 ~(c)(d)		1,500	1,497
Banco Santander SA
9.625% due 11/21/2028 •(c)(d)		400	440
9.625% due 05/21/2033 •(c)(d)		1,200	1,381
Bank of America Corp. 5.518% due 10/25/2035 ~		900	883
Bank of Montreal 7.700% due 05/26/2084 •(d)		800	815
Bank of Nova Scotia
3.625% due 10/27/2081 •(d)		479	440
7.350% due 04/27/2085 ~(d)		1,000	993
8.000% due 01/27/2084 •(d)		1,100	1,139
8.625% due 10/27/2082 •(d)		500	524
Barclays PLC
6.125% due 12/15/2025 •(c)(d)		500	500
8.000% due 03/15/2029 •(c)(d)		2,000	2,067
9.625% due 12/15/2029 •(c)(d)		1,000	1,099
BBVA Bancomer SA 8.125% due 01/08/2039 •(d)		800	816
BNP Paribas SA
7.000% due 08/16/2028 ~(c)(d)		500	506
7.375% due 09/10/2034 •(c)(d)		400	401
8.000% due 08/22/2031 •(c)(d)		1,000	1,041
9.250% due 11/17/2027 •(c)(d)		969	1,038
BPCE SA 6.915% due 01/14/2046 ~		400	416
Burford Capital Global Finance LLC 9.250% due 07/01/2031		695	733
Canadian Imperial Bank of Commerce 6.950% due 01/28/2085 •(d)		800	785
Cooperatieve Rabobank UA 4.875% due 06/29/2029 ~(c)(d)	EUR	800	845
Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$1,200	1,195
6.875% due 12/15/2052 •		1,343	1,373
Credit Agricole SA 8.125% due 12/23/2025 •(c)(d)		800	814
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		800	96
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 ~(c)		800	805
DNB Bank ASA 7.375% due 05/30/2029 ~(c)(d)		1,600	1,627
Equitable Holdings, Inc. 6.700% due 03/28/2055 ~		500	497
Fortitude Group Holdings LLC 6.250% due 04/01/2030		200	202
Global Atlantic Fin Co.
4.700% due 10/15/2051 •		1,200	1,157
7.950% due 10/15/2054 •		550	572
HSBC Holdings PLC 6.500% due 03/23/2028 •(c)(d)		1,200	1,205
ING Groep NV
5.750% due 11/16/2026 •(c)(d)		1,200	1,192
7.250% due 11/16/2034 ~(c)(d)		1,100	1,115
8.000% due 05/16/2030 ~(c)(d)		1,400	1,472
Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(c)(d)		600	601

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

7.778% due 06/20/2054 •	300	334
8.248% due 11/21/2033 •	1,074	1,234
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	1,200	1,149
Lloyds Banking Group PLC
6.750% due 09/27/2031 •(c)(d)	400	381
7.500% due 09/27/2025 •(c)(d)	300	302
8.000% due 09/27/2029 •(c)(d)	2,333	2,427
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 ~	300	300
MetLife, Inc. 6.350% due 03/15/2055 •	500	502
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(c)(d)	800	873
NatWest Group PLC
6.000% due 12/29/2025 •(c)(d)	600	601
7.300% due 11/19/2034 •(c)(d)	800	791
8.125% due 11/10/2033 •(c)(d)	2,200	2,315
Nippon Life Insurance Co.
5.950% due 04/16/2054 •	1,100	1,107
6.250% due 09/13/2053 •	400	416
Nordea Bank Abp
6.300% due 09/25/2031 •(c)(d)	200	193
6.625% due 03/26/2026 •(c)(d)	800	804
Prudential Financial, Inc.
5.125% due 03/01/2052 •	1,200	1,144
6.000% due 09/01/2052 •	1,918	1,924
6.500% due 03/15/2054 •	1,200	1,225
Reinsurance Group of America, Inc. 6.650% due 09/15/2055 ~	400	395
Royal Bank of Canada
6.350% due 11/24/2084 •(d)	300	286
7.500% due 05/02/2084 •(d)	3,200	3,288
Skandinaviska Enskilda Banken AB 6.875% due 06/30/2027 ~(c)(d)	400	406
Societe Generale SA
9.375% due 11/22/2027 •(c)(d)	484	511
10.000% due 11/14/2028 •(c)(d)	200	217
Sumitomo Mitsui Financial Group, Inc. 6.600% due 06/05/2034 •(c)(d)	300	300
Svenska Handelsbanken AB 4.750% due 03/01/2031 ~(c)(d)	800	721
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •	500	505
Toronto-Dominion Bank
7.250% due 07/31/2084 •(d)	300	302
8.125% due 10/31/2082 •(d)	1,728	1,792
UBS Group AG
6.850% due 09/10/2029 •(c)(d)	700	698
7.000% due 02/10/2030 ~(c)(d)	400	395
7.125% due 08/10/2034 ~(c)(d)	1,000	986
7.750% due 04/12/2031 •(c)(d)	1,000	1,043
9.250% due 11/13/2028 •(c)(d)	300	327
9.250% due 11/13/2033 ~(c)(d)	1,100	1,258
Voya Financial, Inc. 4.700% due 01/23/2048 •	1,136	1,076

		69,682

INDUSTRIALS 5.4%
Enbridge, Inc.
5.750% due 07/15/2080 •	2,515	2,436
6.250% due 03/01/2078 •	200	198
7.625% due 01/15/2083 •	1,100	1,155
8.250% due 01/15/2084 •	700	739
Enterprise Products Operating LLC
5.375% due 02/15/2078 •	935	917
7.571% due 08/16/2077 ~	489	488
Plains All American Pipeline LP 8.695% due 05/01/2025 •(c)	698	698
Southern Co.
3.750% due 09/15/2051 •	600	584
4.000% due 01/15/2051 •	2,200	2,177
6.375% due 03/15/2055 ~	400	411

		9,803

UTILITIES 17.5%
AES Andes SA 8.150% due 06/10/2055 •	200	207
AES Corp. 7.600% due 01/15/2055 •	1,100	1,113
American Electric Power Co., Inc.
6.950% due 12/15/2054 •	300	307

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

7.050% due 12/15/2054 •	300	306
BP Capital Markets PLC
4.875% due 03/22/2030 •(c)	500	480
6.125% due 03/18/2035 •(c)	600	592
6.450% due 12/01/2033 •(c)	2,300	2,352
British Telecommunications PLC
4.250% due 11/23/2081 ~	700	680
4.250% due 11/23/2081 •	350	340
4.875% due 11/23/2081 ~	400	366
CenterPoint Energy, Inc. 7.000% due 02/15/2055 •	250	254
CMS Energy Corp.
3.750% due 12/01/2050 •	800	704
6.500% due 06/01/2055 ~	400	391
Dominion Energy, Inc.
6.625% due 05/15/2055 •	1,200	1,195
7.000% due 06/01/2054 •	1,400	1,475
Duke Energy Corp. 6.450% due 09/01/2054 •	2,100	2,102
Edison International
6.250% due 03/15/2030	400	405
7.875% due 06/15/2054 •	400	386
8.125% due 06/15/2053 •	300	293
Electricite de France SA 9.125% due 03/15/2033 •(c)	1,415	1,595
Emera, Inc. 6.750% due 06/15/2076 •	900	905
Evergy, Inc. 6.650% due 06/01/2055 •	610	602
Exelon Corp. 6.500% due 03/15/2055 ~	400	398
NextEra Energy Capital Holdings, Inc.
6.375% due 08/15/2055 ~	500	502
6.700% due 09/01/2054 •	1,200	1,218
6.750% due 06/15/2054 •	1,500	1,535
NiSource, Inc. 6.950% due 11/30/2054 •	800	813
PacifiCorp 7.375% due 09/15/2055 ~	600	609
PG&E Corp. 7.375% due 03/15/2055 •	300	296
Sempra
6.400% due 10/01/2054 ~	300	285
6.625% due 04/01/2055 •	1,250	1,224
6.875% due 10/01/2054 •	1,650	1,638
Transcanada Trust
5.500% due 09/15/2079 •	1,600	1,549
5.600% due 03/07/2082 •	1,736	1,624
Vodafone Group PLC
5.125% due 06/04/2081 •	1,900	1,443
7.000% due 04/04/2079 •	1,600	1,650

		31,834

Total Corporate Bonds & Notes (Cost $109,041)		111,319

	SHARES
PREFERRED SECURITIES 34.3%
BANKING & FINANCE 30.9%
Aircastle Ltd. 5.250% due 06/15/2026 •(c)	1,071,000	1,053
Ally Financial, Inc. 4.700% due 05/15/2028 •(c)	1,616,000	1,397
American Express Co. 3.550% due 09/15/2026 •(c)	1,400,000	1,357
Banco Santander SA 8.000% due 02/01/2034 •(c)(d)	1,400,000	1,458
Bank of America Corp.
4.375% due 01/27/2027 •(c)	2,433,000	2,377
5.875% due 03/15/2028 •(c)	3,418,000	3,449
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(c)	1,500,000	1,477
Capital One Financial Corp. 3.950% due 09/01/2026 •(c)	1,600,000	1,531
Charles Schwab Corp.
4.000% due 06/01/2026 •(c)	400,000	391
4.000% due 12/01/2030 •(c)	2,836,000	2,527
5.000% due 12/01/2027 •(c)	400,000	386
5.375% due 06/01/2025 •(c)	600,000	599
Citigroup, Inc.
6.250% due 08/15/2026 ~(c)	300,000	302

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

6.950% due 02/15/2030 ~(c)	3,500,000	3,496
7.000% due 08/15/2034 •(c)	1,400,000	1,451
Citizens Financial Group, Inc. 7.561% due 07/06/2025 ~(c)	200,000	200
CoBank ACB
6.450% due 10/01/2027 •(c)	400,000	401
7.125% due 01/01/2030 •(c)	75,000	76
Dresdner Funding Trust 8.151% due 06/30/2031	600,000	658
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(c)	500,000	524
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(c)	1,000,000	972
6.125% due 11/10/2034 •(c)	700,000	685
6.850% due 02/10/2030 ~(c)	200,000	203
7.186% due 08/10/2025 •(c)	650,000	652
7.500% due 05/10/2029 •(c)	2,600,000	2,741
Huntington Bancshares, Inc. 5.625% due 07/15/2030 •(c)	1,000,000	992
JPMorgan Chase & Co.
6.500% due 04/01/2030 ~(c)	3,400,000	3,485
6.875% due 06/01/2029 •(c)	900,000	946
MetLife Capital Trust 7.875% due 12/15/2067	2,100,000	2,306
MetLife, Inc. 5.875% due 03/15/2028 •(c)	700,000	709
Morgan Stanley
6.625% due 10/15/2029	36,000	918
7.721% due 12/15/2025 ~(c)	400,000	406
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(c)	300,000	286
6.000% due 05/15/2027 •(c)	1,000,000	1,007
6.200% due 09/15/2027 •(c)	200,000	204
6.250% due 03/15/2030 •(c)	2,439,000	2,463
State Street Corp.
6.700% due 03/15/2029 •(c)	1,400,000	1,436
6.700% due 09/15/2029 •(c)	700,000	721
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(c)	100,000	122
Synchrony Financial 8.250% due 05/15/2029 ~	26,100	653
Truist Financial Corp. 5.100% due 03/01/2030 •(c)	1,296,000	1,262
U.S. Bancorp 5.300% due 04/15/2027 •(c)	688,000	683
Voya Financial, Inc. 7.758% due 09/15/2028 •(c)	425,000	443
Wells Fargo & Co.
3.900% due 03/15/2026 •(c)	2,300,000	2,237
6.850% due 09/15/2029 •(c)	3,200,000	3,322
7.625% due 09/15/2028 •(c)	1,133,000	1,214

		56,178

INDUSTRIALS 0.0%
SVB Financial Trust 0.000% due 11/07/2032 (a)	48,000	1

UTILITIES 3.4%
AT&T, Inc. 4.750% due 04/30/2025	30,700	585
Dominion Energy, Inc. 4.350% due 01/15/2027 ~(c)	600,000	583
Edison International 5.000% due 12/15/2026 •(c)	800,000	727
Energy Transfer LP
6.500% due 11/15/2026 •(c)	300,000	300
6.625% due 02/15/2028 •(c)	1,746,000	1,731
7.125% due 05/15/2030 •(c)	1,300,000	1,317
SCE Trust 7.500% due 11/22/2028	12,000	277

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Venture Global LNG, Inc. 9.000% due 09/30/2029 •(c)	700,000	663

		6,183

Total Preferred Securities (Cost $60,960)		62,362

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (e) 1.7%		3,000

U.S. TREASURY BILLS 0.0%
4.289% due 04/17/2025 (a)(b)	41	41

Total Short-Term Instruments (Cost $3,041)		3,041

Total Investments in Securities (Cost $173,042)		176,722

Total Investments 97.2% (Cost $173,042)		$176,722
Financial Derivative Instruments (f)(g) 0.1%(Cost or Premiums, net $1,077)		116
Other Assets and Liabilities, net 2.7%		4,966

Net Assets 100.0%		$181,804

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.440%	03/31/2025	04/01/2025	$3,000	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2025	$(3,058)	$3,000	$3,000

Total Repurchase Agreements	$(3,058)	$3,000	$3,000

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(5)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2025	46	$9,530	$53	$3	$0
U.S. Treasury 10-Year Note June Futures	06/2025	6	668	(4)	0	(5)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	58	6,619	73	11	(0)
U.S. Treasury Long-Term Bond June Futures	06/2025	79	9,265	110	45	(0)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	132	16,137	216	138	(0)
)
$448	$197	$(5)

SHORT FUTURES CONTRACTS
Variation Margin(5)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL June Futures	06/2025	8	$(1,019)	$9	$0	$(2)
Euro-Bund June Futures	06/2025	1	(139)	3	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2025	173	(18,711)	(185)	0	(14)

$(173)	$0	$(17)

Total Futures Contracts	$275	$197	$(22)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$6,750	$522	$(151)	$371	$2	$0

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

CDX.HY-44 5-Year Index		5.000	Quarterly	06/20/2030	1,800	93	3	96	1	0

						$615	$(148)	$467	$3	$0

INTEREST RATE SWAPS
									Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$1,300	$(3)	$0	$(3)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	2,100	(44)	14	(30)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	5,600	4	23	27	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	800	20	(18)	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	300	17	(8)	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	700	(6)	9	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	100	1	(2)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	400	(2)	1	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	395	(150)	245	0	(18)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	500	27	(6)	21	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	100	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055	400	54	(15)	39	0	(3)

						$462	$(157)	$305	$3	$(28)

Total Swap Agreements						$1,077	$(305)	$772	$6	$(28)

Cash of $2,121 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(5)	Unsettled variation margin liability of $(5) for closed futures and unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

DUB		04/2025		EUR	975		$1,023	$0		$(31)
JPM		04/2025			$1,052	EUR	975	3		0
		05/2025		EUR	975		$1,053	0		(3)

Total Forward Foreign Currency Contracts								$3		$(34)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$69,682	$0	$69,682
Industrials						0	9,803	0	9,803
Utilities						0	31,834	0	31,834
Preferred Securities
Banking & Finance						1,571	54,607	0	56,178
Industrials						0	1	0	1
Utilities						862	5,321	0	6,183
Short-Term Instruments

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Repurchase Agreements	0	3,000	0	3,000
U.S. Treasury Bills	0	41	0	41

Total Investments	$2,433	$174,289	$0	$176,722

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	203	0	203
Over the counter	0	3	0	3

	$0	$206	$0	$206
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(47)	0	(50)
Over the counter	0	(34)	0	(34)

	$(3)	$(81)	$0	$(84)

Total Financial Derivative Instruments	$(3)	$125	$0	$122

Totals	$2,430	$174,414	$0	$176,844

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 84.7%
ABG Intermediate Holdings LLC
6.575% due 12/21/2028	$3,863	$3,828
6.575% due 02/13/2032	300	297
Acrisure LLC 7.325% due 11/06/2030	3,019	3,006
Action Environmental Group, Inc. 8.049% due 10/24/2030	1,985	1,987
Advantage Sales & Marketing, Inc. 8.805% due 10/28/2027 ~	1,090	1,054
Advisor Group, Inc. 7.825% due 08/17/2028 ~	3,616	3,594
Aggreko Holdings, Inc. 7.302% due 08/16/2029	980	982
Ahead DB Holdings LLC
1.000% due 02/01/2031	2,775	2,773
AI Aqua Merger Sub, Inc. 7.323% due 07/31/2028	5,676	5,631
AL NGPL Holdings LLC 6.788% due 04/13/2028	3,911	3,918
Alliant Holdings Intermediate LLC 7.069% due 09/19/2031	6,698	6,664
Allied Universal Holdco LLC 8.175% due 05/12/2028	4,519	4,519
Allspring Buyer LLC 7.313% due 11/01/2030	2,000	2,001
Altar Bidco, Inc. 7.247% due 02/01/2029 •	3,718	3,675
Amentum Government Services Holdings LLC 6.575% due 09/29/2031	2,244	2,175
American Airlines, Inc. 9.305% due 04/20/2028	1,842	1,882
Amspec Parent LLC
TBD% due 12/22/2031 ~µ	267	267
TBD% due 12/22/2031	1,733	1,734
AmWINS Group, Inc. 6.575% due 01/30/2032	2,668	2,650
Amynta Agency Borrower, Inc. 7.291% due 12/06/2031 ~	4,031	3,999
Anticimex International 1.000% due 11/16/2028	1,995	1,995
Apple Bidco LLC 6.825% due 09/23/2031	1,920	1,908
Applied Systems, Inc. 7.049% due 02/24/2031	2,877	2,879
Arches Buyer, Inc. 7.675% due 12/06/2027	3,678	3,606
Armor Holding LLC TBD% due 12/11/2028	2,236	2,233
Artera Services LLC 8.799% due 02/15/2031	743	706
AS Mileage Plan IP Ltd. 6.293% due 10/15/2031	1,696	1,698
Ascend Learning LLC
7.325% due 12/11/2028	2,754	2,724
10.175% due 12/10/2029 ~	470	470
Aspire Bakeries Holdings LLC 8.575% due 12/13/2030	2,786	2,796
Assetmark Financial Holdings, Inc. 7.049% due 09/05/2031	2,095	2,083
AssuredPartners, Inc. 7.825% due 02/14/2031 ~	3,963	3,972
Asurion LLC
8.675% due 08/19/2028 ~	3,827	3,798
Athenahealth Group, Inc. 7.325% due 02/15/2029 ~	7,345	7,271
Auris Luxembourg III SARL 8.177% due 02/28/2029 •	1,563	1,563
Avalara, Inc. TBD% due 03/19/2032	1,000	997
B&G Foods, Inc. 7.825% due 10/10/2029 ~	4,687	4,615
Baldwin Insurance Group Holdings LLC 7.322% due 05/26/2031	2,000	1,997

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Barnes Group, Inc. 7.322% due 01/27/2032	2,350	2,337
Bausch & Lomb Corp.
7.672% due 05/10/2027	4,213	4,204
8.325% due 09/29/2028	837	836
BCP Renaissance Parent LLC 7.299% due 10/31/2028 ~	3,361	3,360
BCPE Empire Holdings, Inc. 7.575% due 12/11/2030	5,120	5,056
Belron Finance U.S. LLC 7.052% due 10/16/2031 ~	3,060	3,058
Berlin Packaging LLC 7.799% - 7.823% due 06/07/2031 ~	2,986	2,980
BIP PipeCo Holdings LLC 6.544% due 12/06/2030	4,588	4,581
Blackhawk Network Holdings, Inc. 8.325% due 03/12/2029	1,692	1,688
Boost Newco Borrower LLC 6.299% due 01/31/2031	813	808
Boxer Parent Co., Inc. 7.291% due 07/30/2031	3,439	3,384
Brazos Delaware LLC 7.314% due 02/11/2030	3,990	3,998
Broadstreet Partners, Inc. 7.325% due 06/13/2031 ~	4,454	4,421
Caesars Entertainment, Inc.
6.563% due 02/06/2030	986	981
6.563% due 02/06/2031	2,477	2,465
Calpine Construction Finance Co. LP 6.325% due 07/31/2030 ~	3,097	3,092
Camelot U.S. Acquisition LLC 7.075% due 01/31/2031	3,325	3,284
Carnival Corp.
6.325% due 08/08/2027	706	706
6.325% due 10/18/2028	2,000	2,001
Cast & Crew Payroll LLC 8.075% due 12/29/2028 ~	2,671	2,580
Cengage Learning, Inc. 7.822% - 7.829% due 03/24/2031	3,799	3,774
Central Parent, Inc. 7.549% due 07/06/2029 ~	7,447	6,413
Century DE Buyer LLC 7.787% due 10/30/2030	1,194	1,196
Chamberlain Group, Inc. 7.675% due 11/03/2028	557	553
Charlotte Buyer, Inc. 8.572% due 02/11/2028	3,985	3,967
Charter Communications Operating LLC 6.560% due 12/15/2031	1,272	1,269
Charter NEX U.S., Inc. 7.314% due 11/29/2030	3,951	3,950
Chobani LLC 6.825% due 10/25/2027	2,972	2,977
Chromalloy Corp. 8.077% due 03/27/2031 ~	2,040	2,036
Cimpress PLC 6.825% due 05/17/2028	2,491	2,438
Clarios Global LP
7.075% due 01/28/2032	5,175	5,106
Cloud Software Group, Inc.
7.799% due 03/30/2029 ~	4,738	4,701
8.049% due 03/21/2031 ~	3,013	2,988
Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ	74	73
8.295% due 12/09/2031	2,550	2,526
Clydesdale Acquisition Holdings, Inc.
TBD% due 03/26/2032	5,184	5,162
TBD% due 03/26/2032 µ	91	90
7.500% due 04/13/2029 ~	3,990	3,977
CNT Holdings Corp. 6.802% due 11/08/2032	2,383	2,372
ConnectWise LLC TBD% due 09/29/2028	997	998
Construction Partners, Inc. 6.827% due 11/03/2031	1,000	996
CoreLogic, Inc. 7.939% due 06/02/2028	977	961
Cotiviti Corp. 7.073% due 05/01/2031	5,354	5,247
Covanta Holding Corp.
6.814% due 11/30/2028 ~	1,882	1,883
6.814% due 11/30/2028	104	104
Covia Holdings LLC 7.568% due 02/14/2032	2,450	2,446
CPI Holdco B LLC 6.575% due 05/17/2031	1,159	1,152

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

CPPIB Capital, Inc. 7.049% due 08/20/2031	3,834	3,814
CQP Holdco LP 6.299% due 12/31/2030	2,500	2,496
Creative Artists Agency LLC 7.075% due 10/01/2031 ~	3,144	3,138
Crown Subsea Communications Holding, Inc. 8.323% due 01/30/2031 ~	571	572
Cube Industrials Buyer, Inc. 7.793% due 10/17/2031 ~	2,200	2,188
CWGS Group LLC TBD% due 06/03/2028	1,995	1,935
Darktrace PLC 7.535% due 10/09/2031 ~	4,750	4,709
Dealer Tire Financial LLC 7.325% due 07/02/2031	995	991
Delta 2 Lux SARL
TBD% due 09/30/2031 •	983	983
6.299% due 09/30/2031	1,962	1,961
Delta Topco, Inc. 7.069% due 11/30/2029	2,690	2,663
DexKo Global, Inc. 8.189% due 10/04/2028 ~	1,987	1,857
DirecTV Financing LLC
9.552% due 08/02/2027 ~	58	58
9.802% due 08/02/2029	3,146	3,105
Dotdash Meredith, Inc. 7.823% due 12/01/2028 ~	732	734
Dragon Buyer, Inc. 7.299% due 09/30/2031 ~	1,496	1,487
DTI Holdco, Inc. 8.325% due 04/26/2029	995	988
Dun & Bradstreet Corp. 6.572% due 01/18/2029 ~	3,095	3,091
Edelman Financial Center LLC 7.325% due 04/07/2028	3,812	3,805
Ellucian Holdings, Inc.
7.325% due 10/09/2029	1,969	1,968
9.075% due 11/22/2032 ~	1,050	1,067
Embecta Corp. 7.313% due 03/30/2029	4,500	4,497
EMRLD Borrower LP 6.799% due 08/04/2031 ~	2,512	2,492
Endeavor Group Holdings, Inc. 7.319% due 03/24/2032	5,900	5,896
Endo Luxembourg Finance Co. SARL 8.325% due 04/23/2031 ~	945	938
EP Purchaser LLC
8.061% due 11/06/2028 ~	2,995	2,976
9.061% due 11/06/2028 ~	1,716	1,723
EPIC Crude Services LP 7.302% due 10/15/2031	2,375	2,377
EPIC Y-Grade Services LP 10.044% due 06/29/2029	3,608	3,613
Epicor Software Corp. TBD% due 05/30/2031	4,189	4,183
Fertitta Entertainment LLC 7.825% due 01/27/2029 ~	6,805	6,710
Fiesta Purchaser, Inc. 7.575% due 02/12/2031	2,360	2,346
FinCo I LLC 6.575% due 06/27/2029	1,995	2,001
First Advantage Holdings LLC 7.575% due 10/31/2031	1,676	1,668
First Student Bidco, Inc. 6.799% due 07/21/2028	4,418	4,415
Fleet U.S. Bidco, Inc. 7.055% due 02/21/2031 ~	995	994
Flora Food Group BV TBD% due 01/03/2028	3,995	3,980
Focus Financial Partners LLC 7.075% due 09/15/2031 ~	4,289	4,257
Fortis, Inc. TBD% due 02/06/2032	4,425	4,403
Fortress Intermediate, Inc. 8.075% due 06/27/2031	4,405	4,403
Forward Air Corp. 8.791% due 12/19/2030 ~	3,581	3,485
Foundation Building Materials Holding Co. LLC 7.802% due 01/31/2028	3,412	3,249
Freeport LNG Investments LLLP 7.543% due 12/21/2028	3,480	3,443
FrontDoor, Inc. 6.575% due 12/19/2031	1,995	1,998
Frontier Communications Corp. 6.792% due 07/01/2031	823	823

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Garda World Security Corp. 7.322% due 02/01/2029	1,247	1,245
GBT U.S. LLC 6.802% due 07/28/2031	2,868	2,858
Gen II Fund Services LLC 6.967% due 11/26/2031 •	1,400	1,393
Genesys Cloud Services, Inc. 6.825% due 01/30/2032	1,150	1,139
GFL Environmental, Inc. 6.819% due 02/04/2032	3,900	3,871
Global Medical Response, Inc. 9.790% due 10/31/2028 ~	3,725	3,729
Golden State Foods LLC 8.564% due 12/04/2031 ~	1,741	1,749
Graham Packaging Co., Inc. 6.825% due 08/04/2027	3,036	3,036
Gray Television, Inc. 9.573% due 06/04/2029 ~	347	337
Great Outdoors Group LLC 7.575% due 01/23/2032	2,275	2,273
Grifols Worldwide Operations USA, Inc. 6.463% due 11/15/2027	5,225	5,182
Grinding Media, Inc. 7.819% due 10/12/2028	1,236	1,225
Guggenheim Partners LLC 6.799% due 11/26/2031	1,100	1,099
Gulfside Supply, Inc. 7.299% due 06/17/2031 ~	815	809
Hanger, Inc.
TBD% - 7.825% due 10/23/2031 •µ	114	114
TBD% - 7.825% due 10/23/2031	886	886
Hilton Grand Vacations Borrower LLC 6.325% due 01/17/2031	2,184	2,171
HUB International Ltd. 6.787% due 06/20/2030	3,574	3,563
Hudson River Trading LLC 7.322% due 03/18/2030	2,490	2,489
INEOS Enterprises Holdings U.S. Finco LLC 8.163% due 07/08/2030	391	391
INEOS U.S. Finance LLC
7.325% due 02/07/2031	5	5
Instructure Holdings, Inc. 7.315% due 11/13/2031	3,800	3,776
IRB Holding Corp. 6.825% due 12/15/2027	2,507	2,494
Iridium Satellite LLC 6.575% due 09/20/2030	3,583	3,530
Isolved, Inc. 7.575% due 10/15/2030	743	744
Jane Street Group LLC 6.313% due 12/15/2031 ~	4,663	4,614
Janney Montgomery Scott LLC
TBD% due 11/28/2031 •µ	286	286
TBD% due 11/28/2031 •	1,714	1,719
Jazz Financing Lux SARL 6.575% due 05/05/2028	3,502	3,504
Johnstone Supply LLC 6.822% due 06/09/2031	3,682	3,656
Jump Financial LLC 8.549% due 02/26/2032	1,400	1,409
Kaseya, Inc. TBD% due 03/22/2032	3,575	3,568
Kohler Energy Co. LLC 8.049% due 05/01/2031 ~	4,262	4,205
Lakeshore Intermediate LLC 7.939% due 09/29/2028 ~	1,985	1,923
LBM Acquisition LLC
TBD% due 12/17/2027	4,000	3,922
8.175% due 06/06/2031	4,069	3,768
LC Ahab U.S. Bidco LLC 7.325% due 05/01/2031 ~	3,896	3,871
Level 3 Financing, Inc. TBD% due 03/27/2032	200	198
Lifepoint Health, Inc.
7.817% due 05/19/2031 ~	1,668	1,610
8.052% due 05/17/2031 ~	2,479	2,410
Lumen Technologies, Inc.
6.789% due 04/15/2029	3,416	3,292
6.789% due 04/15/2030	7,794	7,501
M6 ETX Holdings Midco LLC TBD% due 04/01/2032	2,825	2,822
Madison IAQ LLC
TBD% due 03/28/2032	2	2
6.762% due 06/21/2028 ~	5,768	5,711
Madison Safety & Flow LLC
TBD% due 09/26/2031	1,393	1,392

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Matador Bidco SARL 8.675% due 07/30/2029 ~	2,000	2,000
Mauser Packaging Solutions Holding Co. 7.323% due 04/15/2027 ~	1,734	1,731
Mavis Tire Express Services Corp. 7.313% due 05/04/2028	1,974	1,964
McAfee LLC 7.323% due 03/01/2029 ~	3,567	3,414
McGraw-Hill Global Education Holdings LLC 7.575% due 08/06/2031	2,190	2,189
Medline Borrower LP 6.575% due 10/23/2028 ~	6,614	6,609
MH Sub LLC
8.575% due 05/03/2028	4,653	4,432
8.575% due 12/31/2031	4,076	3,756
Mitchell International, Inc. 7.575% due 06/17/2031 ~	4,693	4,644
MKS Instruments, Inc. 6.319% due 08/17/2029	1,936	1,936
Modena Buyer LLC 8.791% due 07/01/2031 ~	2,095	2,033
Motion Finco SARL 7.799% due 11/12/2029	4,077	3,926
MPH Acquisition Holdings LLC
8.037% due 12/31/2030	277	275
9.149% due 12/31/2030	2,294	1,894
MX Holdings U.S., Inc. TBD% due 02/20/2032	1,500	1,497
National Mentor Holdings, Inc. TBD% due 03/02/2028	56	55
National Mentor Holdings, Inc. 8.149% - 8.175% due 03/02/2028	2,934	2,849
NCR Atleos LLC 8.053% due 04/16/2029	2,467	2,480
Newfold Digital 7.929% due 02/10/2028 «~	983	732
NGP XI Midstream Holdings LLC 7.799% due 07/25/2031	1,845	1,841
NIELSEN CONSUMER INC. 7.825% due 03/06/2028	1,322	1,319
Nouryon Finance BV 7.553% due 04/03/2028	965	965
Nuvei Technologies Corp. 7.325% due 11/17/2031	3,150	3,133
Olympus Water U.S. Holding Corp. 7.299% due 06/20/2031	3,176	3,132
Omnia Partners LLC 7.040% - 7.050% due 07/25/2030 ~	4,675	4,649
Ontario Gaming GTA LP 8.549% due 08/01/2030	988	974
Opal BIDCO SAS 1.000% due 03/31/2032	2,350	2,338
Organon & Co. 6.572% due 05/19/2031	1,866	1,843
Oryx Midstream Services Permian Basin LLC 6.569% due 10/05/2028	3,787	3,789
Oscar AcquisitionCo LLC 8.549% due 04/29/2029	1,406	1,319
Ovation Parent, Inc.
TBD% due 02/26/2032 µ	159	158
7.025% - 7.068% due 02/26/2032	1,691	1,670
Pactiv Evergreen Group Holdings, Inc. 6.825% due 09/24/2028 ~	3,755	3,754
Particle Investments SARL 8.075% due 03/28/2031	693	696
Pasadena Performance Products LLC 7.813% due 03/01/2032	3,500	3,502
Peer Holding BV 6.799% due 07/01/2031	2,594	2,592
PENN Entertainment, Inc. 6.825% due 05/03/2029 ~	1,387	1,388
PetSmart, Inc. 8.175% due 02/11/2028 ~	1,786	1,762
PG Investment Co. 59 SARL 7.299% due 03/26/2031 ~	773	774
Phoenix Guarantor, Inc. 6.825% due 02/21/2031 ~	5,086	5,072
Phoenix Newco, Inc. 6.825% due 11/15/2028	4,458	4,453
Planet U.S. Buyer LLC 7.319% due 02/07/2031	3,109	3,105
PointClickCare Technologies, Inc. 7.549% due 11/03/2031 ~	998	996
Polaris Newco LLC 8.302% due 06/02/2028 ~	5,570	5,345

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Press Ganey Holdings, Inc. 7.575% due 04/30/2031 ~	2,591	2,580
Prime Security Services Borrower LLC
6.325% due 10/13/2030	5,968	5,949
Primo Brands Corp. 6.549% due 03/31/2028	4,719	4,705
Project Alpha Intermediate Holding, Inc. 7.549% due 10/28/2030 ~	3,624	3,620
Proofpoint, Inc. 7.325% due 08/31/2028 ~	3,922	3,914
PUG LLC 9.075% due 03/15/2030 ~	1,624	1,620
Quartz Acquireco LLC 6.549% due 06/28/2030	1,265	1,258
Quikrete Holdings, Inc. 6.575% due 02/10/2032	1,700	1,683
Raising Cane's Restaurants LLC 6.325% due 09/18/2031 ~	1,617	1,613
Rand Parent LLC 7.299% due 03/18/2030	3,399	3,362
Raven Acquisition Holdings LLC
TBD% due 11/19/2031 •µ	255	252
7.575% due 11/19/2031 ~	3,570	3,531
RealPage, Inc.
7.561% due 04/24/2028	6,123	6,050
8.049% due 04/24/2028	2,000	2,004
Recess Holdings, Inc. 8.047% due 02/20/2030	1,494	1,497
Red Ventures LLC 7.075% due 03/03/2030	2,468	2,427
Renaissance Holdings Corp. 8.325% due 04/05/2030	3,560	3,500
Reworld Holding Corp. 6.575% due 11/30/2028	2,488	2,485
Rocket Software, Inc. 8.575% due 11/28/2028	2,026	2,023
Rockpoint Gas Storage Partners LP
TBD% due 09/18/2031 ~	4,339	4,334
Savor Acquisition, Inc.
TBD% due 02/04/2032 µ	86	86
7.575% due 02/04/2032	914	914
Scientific Games Holdings LP 7.296% due 04/04/2029 ~	4,471	4,450
SCIH Salt Holdings, Inc. 7.291% due 01/31/2029	3,981	3,954
Sedgwick Claims Management Services, Inc. 7.313% due 07/31/2031	3,070	3,064
Select Medical Corp. 6.325% due 12/03/2031	2,742	2,742
Sharp Services LLC 7.549% due 12/31/2028	1,494	1,492
SolarWinds Holdings LLC 7.075% due 03/12/2032	2,496	2,428
Sotera Health Holdings LLC 7.549% due 05/30/2031	3,955	3,953
Specialty Building Products Holdings LLC 8.175% due 10/15/2028 ~	2,584	2,460
Speedster Bidco GMBH TBD% due 12/10/2031 •	2,000	2,000
Spring Education Group, Inc. 8.299% due 10/04/2030 ~	296	296
Star Parent, Inc. 8.299% due 09/27/2030	3,643	3,488
Starwood Property Trust, Inc. 6.575% due 01/02/2030	3,167	3,161
Station Casinos LLC 6.325% due 03/14/2031	2,385	2,375
Stonepeak Nile Parent LLC TBD% due 02/04/2032	3,875	3,865
Sunrise Financing Partnership 6.793% due 02/15/2032	2,462	2,442
Surgery Center Holdings, Inc. 7.072% due 12/19/2030	1,433	1,433
Syniverse Holdings, Inc. 11.299% due 05/13/2027	4,045	3,981
Tacala LLC 7.825% due 01/31/2031	1,711	1,713
Tecta America Corp. 7.325% due 02/18/2032	1,450	1,441
Tempur Sealy International, inc. 6.810% - 6.825% due 10/24/2031 ~	2,678	2,680
Teneo Holdings LLC 9.075% due 03/13/2031	693	695
Terex Corp. 6.299% due 10/08/2031	1,800	1,805

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

TGP Holdings III LLC 7.675% due 06/29/2028	509	467
Tidal Waste & Recycling Holdings LLC 7.799% due 10/24/2031	1,675	1,678
TIH Insurance Holdings LLC 7.049% due 05/06/2031 ~	2,925	2,910
TK Elevator U.S. Newco, Inc. 7.737% - 7.746% due 04/30/2030 •	5,491	5,483
TransDigm, Inc. 6.799% due 02/28/2031	4,963	4,941
Travel & Leisure Co. 6.825% due 12/14/2029	2,787	2,781
Trident TPI Holdings, Inc. 8.049% due 09/15/2028 ~	2,081	2,015
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~	2,582	2,415
UFC Holdings LLC 6.580% due 11/21/2031	1,746	1,743
UKG, Inc. 7.300% due 02/10/2031 ~	7,305	7,298
United Talent Agency LLC 8.075% due 07/07/2028 ~	2,980	2,991
USI, Inc.
6.549% due 11/21/2029 ~	3,742	3,711
6.549% due 09/29/2030	4,471	4,434
Varsity Brands, Inc. 7.819% due 08/26/2031	4,000	3,929
Veritiv Corp. 8.299% due 11/30/2030	4,804	4,784
Virgin Media Bristol LLC
7.684% due 01/31/2029 ~	5,219	5,125
7.724% due 03/31/2031 •	8,800	8,486
Vista Management Holding, Inc. TBD% due 03/26/2031	1,450	1,442
VS Buyer LLC 7.072% due 04/12/2031	2,588	2,592
Wand NewCo 3, Inc. 6.825% due 01/30/2031	1,710	1,687
WaterBridge Midstream Operating LLC
8.315% due 05/10/2029 ~	1,493	1,499
WCG Intermediate Corp. 7.325% due 02/25/2032	3,605	3,576
WEC U.S. Holdings Ltd. 6.573% due 01/27/2031	4,847	4,809
Whatabrands LLC 6.825% due 08/03/2028	4,327	4,313
White Cap Buyer LLC 7.575% due 10/19/2029 ~	6,909	6,716
WhiteWater DBR HoldCo LLC 6.549% due 03/03/2031	1,990	1,986
Worldwide Express Operations LLC 8.299% due 07/26/2028 ~	831	821
Xplor T1 LLC 7.799% due 06/24/2031	970	971
Zayo Group Holdings, Inc. 7.439% due 03/09/2027 ~	6,525	6,089
Zelis Payments Buyer Inc. 7.575% - 9.750% (PRIME + 2.250%) due 11/26/2031 ~	1,970	1,968
Ziggo Financing Partnership 6.934% due 04/30/2028	5,966	5,827
Zuora, Inc. 7.825% due 02/14/2032	1,000	989

Total Loan Participations and Assignments (Cost $801,589)		795,879

CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 0.3%
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031	500	502
Freedom Mortgage Corp. 12.000% due 10/01/2028	450	484
Howard Hughes Corp. 4.125% due 02/01/2029	350	320
Icahn Enterprises LP 10.000% due 11/15/2029	265	263
Panther Escrow Issuer LLC 7.125% due 06/01/2031	400	408
Pebblebrook Hotel LP 6.375% due 10/15/2029	500	495

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

PRA Group, Inc. 8.375% due 02/01/2028	500	511

		2,983

INDUSTRIALS 1.9%
American Airlines Pass-Through Trust 3.375% due 11/01/2028	157	153
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	1,000	905
Carnival Corp. 5.750% due 03/15/2030	1,325	1,321
CCO Holdings LLC 4.500% due 08/15/2030	1,000	911
Cerdia Finanz GmbH 9.375% due 10/03/2031	500	513
Champ Acquisition Corp. 8.375% due 12/01/2031	250	259
Community Health Systems, Inc. 5.250% due 05/15/2030	400	330
EMRLD Borrower LP 6.750% due 07/15/2031	200	202
Fertitta Entertainment LLC 4.625% due 01/15/2029	250	230
Global Partners LP 8.250% due 01/15/2032	100	103
goeasy Ltd. 7.625% due 07/01/2029	300	300
GYP Holdings Corp. 4.625% due 05/01/2029	500	468
Hilton Grand Vacations Borrower LLC 4.875% due 07/01/2031	250	220
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032	350	359
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	100	100
McGraw-Hill Education, Inc. 5.750% due 08/01/2028	350	342
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	250	236
NCL Corp. Ltd. 8.125% due 01/15/2029	400	421
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	50	50
OneSky Flight LLC 8.875% due 12/15/2029	75	76
Option Care Health, Inc. 4.375% due 10/31/2029	900	841
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	850	859
Pike Corp. 8.625% due 01/31/2031	250	264
Prime Security Services Borrower LLC 3.375% due 08/31/2027	100	95
Rand Parent LLC 8.500% due 02/15/2030	100	99
Rivers Enterprise Borrower LLC 6.625% due 02/01/2033	150	148
Snap, Inc. 6.875% due 03/01/2033	300	300
Spirit AeroSystems, Inc. 9.750% due 11/15/2030	250	276
Star Parent, Inc. 9.000% due 10/01/2030	200	197
Station Casinos LLC 6.625% due 03/15/2032	400	397
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	600	594
TopBuild Corp. 4.125% due 02/15/2032	1,625	1,447
TransDigm, Inc. 7.125% due 12/01/2031	400	412
Triumph Group, Inc. 9.000% due 03/15/2028	480	505
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029	2,500	2,316
Wand NewCo 3, Inc. 7.625% due 01/30/2032	200	205
White Cap Buyer LLC 6.875% due 10/15/2028	900	865

		17,319

UTILITIES 0.1%
Calpine Corp. 5.000% due 02/01/2031	450	430

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

ContourGlobal Power Holdings SA 6.750% due 02/28/2030	275	276

		706

Total Corporate Bonds & Notes (Cost $20,908)		21,008

SHORT-TERM INSTRUMENTS 11.4%
REPURCHASE AGREEMENTS (c) 11.4%		107,600

U.S. TREASURY BILLS 0.0%
4.291% due 06/05/2025 (a)(b)	303	301

Total Short-Term Instruments (Cost $107,901)		107,901

Total Investments in Securities (Cost $930,398)		924,788

Total Investments 98.4% (Cost $930,398)		$924,788
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $3,668)		(107)
Other Assets and Liabilities, net 1.6%		15,330

Net Assets 100.0%		$940,011

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.380%	03/25/2025	04/01/2025	$15,000	U.S. Treasury Notes 2.625% due 05/31/2027	$(15,352)	$15,000	$15,013
4.380	03/25/2025	04/02/2025	15,000	U.S. Treasury Notes 2.750% due 02/15/2028	(15,382)	15,000	15,013
4.440	03/31/2025	04/01/2025	75,400	U.S. Treasury Notes 0.375% due 07/31/2027	(76,892)	75,400	75,409
4.450	03/31/2025	04/01/2025	2,200	U.S. Treasury Notes 4.000% due 07/31/2029	(2,249)	2,200	2,200

Total Repurchase Agreements	$(109,875)	$107,600	$107,635

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(65) at a weighted average interest rate of 4.734%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2025	14	$(2,900)	$(19)	$0	$0

Total Futures Contracts	$(19)	$0	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$51,925	$3,453	$(595)	$2,858	$13	$(6)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	13,500	700	19	719	10	0

$4,153	$(576)	$3,577	$23	$(6)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$111	$398	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.326	Annual	12/17/2029	2,900	1	48	49	0	(3)

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,825	72	(18)	54	0	(2)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	6,750	125	(12)	113	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,350	50	(13)	37	0	(2)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	3,350	93	(6)	87	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(15)	42	27	0	(3)

$613	$152	$765	$0	$(25)

Total Swap Agreements	$4,766	$(424)	$4,342	$23	$(31)

Cash of $5,787 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025	$64,800	$(705)	$554	$0	$(151)
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	09/22/2025	13,000	(7)	(43)	0	(50)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025	47,850	(386)	488	102	0

Total Swap Agreements	$(1,098)	$999	$102	$(201)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$769,690	$26,189	$795,879
Corporate Bonds & Notes
Banking & Finance	0	2,983	0	2,983
Industrials	0	17,319	0	17,319
Utilities	0	706	0	706
Short-Term Instruments
Repurchase Agreements	0	107,600	0	107,600
U.S. Treasury Bills	0	301	0	301

$0	$898,599	$26,189	$924,788

Total Investments	$0	$898,599	$26,189	$924,788

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	23	0	23
Over the counter	0	102	0	102

$0	$125	$0	$125
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(31)	0	(31)
Over the counter	0	(201)	0	(201)

$0	$(232)	$0	$(232)

Total Financial Derivative Instruments	$0	$(107)	$0	$(107)

Totals	$0	$898,492	$26,189	$924,681

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$10,211	$27,649	$(13,504)	$2	$(7)	$(209)	$2,743	$(696)	$26,189	$(160)

Totals	$10,211	$27,649	$(13,504)	$2	$(7)	$(209)	$2,743	$(696)	$26,189	$(160)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$732	Indicative Market Quotation			Broker Quote			74.500	—
		25,457	Third Party Vendor			Broker Quote			97.875-100.375	99.506

Total		$26,189

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
MUNICIPAL BONDS & NOTES 95.7%
ALABAMA 5.2%
Alabama Housing Finance Authority Revenue Notes, Series 2024 5.000% due 02/01/2029	$840	$880
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.220% due 10/01/2052 ~	1,500	1,462
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	680	712
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,140
5.500% due 06/01/2049	1,470	1,550
5.500% due 10/01/2054	2,400	2,581
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	2,700	2,885
5.000% due 10/01/2055	1,800	1,886
Chatom Industrial Development Board, Alabama Revenue Bonds, (AGM Insured), Series 2020 5.000% due 08/01/2025	1,000	1,005
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,100
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023 5.000% due 11/15/2025	1,000	1,010
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,625	4,596
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.000% due 10/01/2031	3,000	3,247
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	725	713
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	2,400	2,523
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	3,300	3,408
5.000% due 11/01/2055	250	266
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 05/01/2055	3,500	3,705

		35,669

ARIZONA 1.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 3.120% due 01/01/2046 ~	1,125	1,115
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 3.750% due 03/01/2039	1,000	1,000
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	1,100	1,199
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,500	1,530
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 3.875% due 01/01/2038	3,000	3,027
Town of Gilbert, Arizona General Obligation Bonds, Series 2022 5.000% due 07/15/2028	1,425	1,525

		9,396

CALIFORNIA 5.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.280% due 04/01/2056 ~	2,000	1,971
3.320% due 04/01/2056 ~	1,500	1,494
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	2,500	2,644
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	3,000	2,999
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 5.000% due 10/01/2025	2,250	2,276
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 3.980% due 12/01/2050 ~	1,000	997
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	1,000	1,128
California State General Obligation Bonds, Series 2020 5.000% due 11/01/2027	1,250	1,317
California State General Obligation Bonds, Series 2023 5.000% due 09/01/2025	5,000	5,047
California State Public Works Board Revenue Bonds, Series 2021 5.000% due 11/01/2029	1,500	1,628

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2021 1.462% due 02/01/2028	3,680	3,410
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,650	1,519
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2026	2,300	2,368
Pasadena Unified School District, California General Obligation Bonds, Series 2021 2.000% due 08/01/2025	2,110	2,102
Silicon Valley Clean Water, California Revenue Bonds, Series 2021 0.500% due 03/01/2026	2,500	2,429
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	992
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,054

		35,375

COLORADO 3.3%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,700	1,726
Colorado Health Facilities Authority Revenue Bonds, Series 2020 2.800% due 12/01/2026	275	269
Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.420% due 05/15/2061 ~	5,000	4,983
5.000% due 11/01/2026	500	515
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,065
Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,500	2,743
5.000% due 11/15/2059	2,200	2,361
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.658% due 09/01/2039 ~	2,900	2,903
University of Colorado Revenue Notes, Series 2024 5.000% due 10/01/2028	5,490	5,886

		22,451

CONNECTICUT 1.0%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 10/01/2025	1,000	1,011
Connecticut Special Tax State Revenue Bonds, Series 2022
5.000% due 07/01/2027	1,000	1,048
5.000% due 07/01/2029	3,000	3,249
Connecticut State General Obligation Bonds, Series 2022 5.000% due 11/15/2028	1,500	1,610

		6,918

DELAWARE 0.4%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	744
1.250% due 10/01/2045	2,000	1,971

		2,715

DISTRICT OF COLUMBIA 0.6%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2031	3,000	3,334
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 5.000% due 07/15/2025	1,000	1,006

		4,340

FLORIDA 2.3%
Florida Development Finance Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2025	3,800	3,806
5.000% due 09/01/2026	1,550	1,576
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	3,000	3,009
Lee County, Florida Airport Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,008
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	2,000	2,008
Orange County, Florida School Board Certificates of Participation Bonds, Series 2024 5.000% due 08/01/2033	4,000	4,482

		15,889

GEORGIA 5.3%
Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2024 2.990% due 10/01/2042	7,300	7,239
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,636

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2029	1,625	1,743
5.000% due 04/01/2030	1,500	1,630
College Park Housing Authority, Georgia Revenue Bonds, Series 2025 3.450% due 04/01/2044	3,000	3,007
Columbus County, Georgia Housing Authority Revenue Notes, Series 2025 5.000% due 04/01/2028	600	621
DeKalb County, Georgia Housing Authority Revenue Notes, Series 2022 3.400% due 09/01/2025	600	600
DeKalb County, Georgia Housing Authority Revenue Notes, Series 2025 3.230% due 04/01/2026	430	430
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	4,350	4,361
Douglas County Housing Authority, Georgia Revenue Bonds, Series 2024 5.000% due 10/01/2028	1,000	1,042
Housing Authority of the City of Waycross, Georgia Revenue Bonds, Series 2024 5.000% due 04/01/2028	1,687	1,745
Lawrenceville Housing Authority, Georgia Revenue Bonds, Series 2024 5.000% due 10/01/2028	1,615	1,683
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,000	1,004
5.000% due 12/01/2052	3,000	3,117
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 06/01/2053	750	784
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	750	799
Municipal Electric Authority of Georgia Revenue Bonds, (AGM Insured), Series 2021 5.000% due 01/01/2026	385	391
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2031	1,250	1,364
5.000% due 01/01/2032	1,000	1,101
Warner Robins Housing Authority Resident Council Corp., Georgia Revenue Notes, Series 2024 5.000% due 02/01/2029	775	812

		36,109

HAWAII 0.4%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	3,000	3,000

ILLINOIS 5.3%
Chicago Midway International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,547
5.000% due 01/01/2029	2,000	2,141
Chicago, Illinois General Obligation Bonds, Series 2021 5.000% due 01/01/2030	3,000	3,148
Chicago, Illinois Revenue Notes, Series 2025 3.200% due 10/01/2028	2,800	2,797
Illinois Finance Authority Revenue Bonds, Series 2021 3.570% due 05/01/2042 ~	1,000	991
Illinois Housing Development Authority Revenue Bonds, Series 2024 5.000% due 10/01/2027	2,000	2,052
Illinois State General Obligation Bonds, Series 2020
5.000% due 10/01/2028	3,200	3,369
5.500% due 05/01/2030	7,750	8,201
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2029	3,000	3,176
5.000% due 02/01/2032	2,000	2,159
5.000% due 02/01/2033	3,000	3,248
Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2030	1,000	1,084
5.000% due 01/01/2031	1,250	1,369
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 3.000% due 06/15/2025	1,125	1,124

		36,406

INDIANA 1.5%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	2,500	2,376
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	953
Indiana Finance Authority Revenue Bonds, Series 2021 0.650% due 08/01/2025	4,500	4,449
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,113

		9,891

KANSAS 1.3%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	5,500	5,509

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Kansas Development Finance Authority Revenue Notes, Series 2025 5.000% due 09/01/2028	1,000	1,041
Kansas Housing Development Finance Authority Revenue Notes, Series 2024 3.010% due 11/01/2027	2,400	2,389

		8,939

KENTUCKY 2.3%
Kentucky Asset Liability Commission Revenue Bonds, Series 2024 5.000% due 09/01/2026	5,000	5,153
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 4.250% due 07/01/2035	1,000	993
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 06/01/2025	2,505	2,509
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	502
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	3,750	3,964
Kentucky State Property & Building Commission Revenue Bonds, Series 2016 5.000% due 11/01/2028	1,810	1,861
Kentucky State Property & Building Commission Revenue Bonds, Series 2022 5.000% due 06/01/2031	500	551

		15,533

LOUISIANA 1.0%
Louisiana Housing Corp. Revenue Bonds, (FHA Insured), Series 2024 5.000% due 04/01/2028	4,200	4,344
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	2,810	2,773

		7,117

MARYLAND 0.5%
Howard County, Maryland General Obligation Bonds, Series 2018 5.000% due 02/15/2027	3,000	3,122

MASSACHUSETTS 2.3%
Commonwealth of Massachusetts Revenue Bonds,(BAM,NPFGC Insured), Series 2005 5.500% due 01/01/2034	5,000	5,664
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2023 5.000% due 07/01/2029	1,300	1,418
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 2.700% due 07/01/2046	7,000	7,000
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.470% due 07/01/2049 ~	1,750	1,750

		15,832

MICHIGAN 2.7%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.663% due 07/01/2032 ~	2,000	1,972
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 3.620% due 04/15/2047 ~	3,000	2,988
Michigan Finance Authority Revenue Bonds, Series 2013 2.900% due 12/01/2034	4,750	4,750
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,862
Michigan Finance Authority Revenue Bonds, Series 2020 2.326% due 06/01/2030	77	76
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/28/2029	900	946
5.000% due 02/28/2030	1,170	1,237
Michigan State Building Authority Revenue Bonds, Series 2020 2.970% due 10/15/2042	1,000	1,000
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	700	768
Michigan State Housing Development Authority Revenue Notes, Series 2025 3.350% due 09/01/2027	985	987
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2026	1,500	1,554

		18,140

MINNESOTA 0.5%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2028	600	619
5.000% due 11/15/2029	550	566

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 07/01/2055	2,000	2,236

		3,421

MISSOURI 1.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.000% due 05/01/2033	2,650	2,950
Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025 3.150% due 04/01/2046	1,100	1,093
Kansas City Area Transportation Authority, Missouri Revenue Bonds, Series 2024 3.050% due 10/01/2045	4,220	4,186
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,094

		9,323

MONTANA 0.3%
Montana Board of Housing Revenue Bonds, Series 2024 5.000% due 09/01/2028	1,800	1,874

MULTI-STATE 0.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.136% due 08/25/2040	4,463	4,546

NEBRASKA 0.6%
Douglas County, Nebraska Revenue Bonds, Series 2021 3.400% due 07/01/2035 ~	2,425	2,403
Nebraska Public Power District Revenue Bonds, Series 2023 5.000% due 07/01/2028	1,750	1,847

		4,250

NEVADA 0.6%
Clark County, Nevada General Obligation Bonds, Series 2019 5.000% due 07/01/2031	2,150	2,303
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,000	1,993

		4,296

NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2026	265	265
4.000% due 01/01/2027	250	249

		514

NEW JERSEY 3.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2023 5.000% due 03/01/2028	2,200	2,317
New Jersey State General Obligation Bonds, Series 2020
5.000% due 06/01/2025	3,000	3,010
5.000% due 06/01/2028	2,000	2,131
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024 5.000% due 06/15/2035	5,000	5,525
New Jersey Turnpike Authority Revenue Bonds, Series 2020 5.000% due 01/01/2028	3,800	3,918
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2026	4,750	4,826

		21,727

NEW YORK 17.6%
Chappaqua Central School District, New York General Obligation Bonds, Series 2024 4.250% due 07/25/2025	6,000	6,025
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,000	2,025
Guilderland Central School District,New York General Obligation Bonds, Series 2024 4.500% due 07/25/2025	3,000	3,015
Long Island Power Authority, New York Revenue Bonds, Series 2022 3.320% due 09/01/2038 ~	2,000	1,997
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.721% due 11/01/2032 ~	1,500	1,500
New York City, New York General Obligation Bonds, Series 2012 3.650% due 04/01/2042	6,300	6,300
New York City, New York General Obligation Bonds, Series 2015 3.600% due 06/01/2044	2,000	2,000
New York City, New York General Obligation Bonds, Series 2018 3.600% due 12/01/2047	5,000	5,000
New York City, New York General Obligation Notes, Series 2017 5.000% due 08/01/2025	6,000	6,045

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	1,965	1,949
New York City, New York Industrial Development Agency Revenue Bonds, Series 2007 3.700% due 10/01/2042	17,100	17,100
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.500% due 06/15/2048	4,700	4,700
3.550% due 06/15/2050	15,400	15,400
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014 3.600% due 06/15/2050	4,000	4,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2027	1,250	1,269
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 3.550% due 11/01/2036	3,800	3,800
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 3.550% due 08/01/2045	10,000	10,000
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,700	1,804
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,714
5.000% due 03/15/2035	4,500	4,585
5.000% due 03/15/2036	1,500	1,527
New York State Urban Development Corp. Revenue Bonds, Series 2015 5.000% due 03/15/2035	5,000	5,032
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 11/15/2029	1,110	1,161
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025 5.000% due 03/01/2028	6,000	6,323
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015 5.000% due 12/15/2032	2,500	2,530

		119,801

NORTH CAROLINA 1.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 3.450% due 01/15/2037	6,000	6,000
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,300	1,425

		7,425

OHIO 2.7%
Franklin County, Ohio Revenue Bonds, Series 2022 3.550% due 11/01/2042	5,600	5,600
Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	650	686
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.500% due 02/01/2026	2,200	2,155
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.000% due 09/01/2030	2,900	2,928
Ohio State General Obligation Notes, Series 2025 5.000% due 11/01/2028	6,000	6,454
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.000% due 12/01/2034	415	456
Worthington City School District, Ohio General Obligation Bonds, Series 2023 0.000% due 12/01/2029 (c)	500	422

		18,701

OKLAHOMA 0.1%
Oklahoma Housing Finance Agency Revenue Bonds, Series 2025 3.200% due 10/01/2042	750	746

OREGON 0.5%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2027 (c)	325	302
Oregon Department of Transportation State Revenue Bonds, Series 2024 5.000% due 05/15/2026	1,000	1,025
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2026	145	147
Oregon State General Obligation Bonds, Series 2023 5.000% due 05/01/2026	1,625	1,666

		3,140

PENNSYLVANIA 2.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 3.570% due 11/15/2047 ~	5,000	4,964
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.970% due 08/15/2038 ~(e)	2,360	2,345
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	4,500	4,607
Pennsylvania Turnpike Commission Revenue Notes, Series 2024 5.000% due 12/01/2031	2,150	2,387

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2026	1,250	1,252

		15,555

PUERTO RICO 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,724

SOUTH CAROLINA 1.4%
Charleston Educational Excellence Finance Corp., South Carolina Revenue Bonds, Series 2024
5.000% due 12/01/2026	1,000	1,035
5.000% due 12/01/2027	1,000	1,054
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,498
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,261
South Carolina Public Service Authority Revenue Notes, Series 2025 5.000% due 12/01/2028	2,350	2,510
South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2024 3.000% due 04/01/2043	2,200	2,191

		9,549

TENNESSEE 1.5%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2029	1,000	1,076
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	2,025	2,025
3.250% due 10/01/2046	1,800	1,800
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025 5.000% due 10/01/2028	750	782
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,250	1,315
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,220	3,367

		10,365

TEXAS 12.1%
Austin Affordable PFC Inc, Texas Revenue Bonds, Series 2024 5.000% due 09/01/2028	1,060	1,103
Austin, Texas Electric Utility Revenue Bonds, Series 2023 5.000% due 11/15/2025	1,200	1,216
Central Texas Regional Mobility Authority Revenue Bonds, Series 2018 5.000% due 01/01/2027	1,100	1,137
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,400	1,479
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2023 5.000% due 11/01/2028	2,000	2,141
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2024 5.000% due 11/01/2028	1,500	1,605
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2024 5.000% due 10/01/2028	935	972
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	7,000	7,462
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2028	2,000	2,054
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2025	1,500	1,513
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	2,500	2,449
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,621
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,574
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.400% due 10/01/2041	10,090	10,090
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	800	879
5.000% due 07/01/2054	2,000	2,136
Harris County, Texas General Obligation Bonds, Series 2015 5.000% due 10/01/2026	2,920	2,949
Harris County, Texas Toll Road Revenue Bonds, Series 2024 5.000% due 08/15/2027	2,250	2,363
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/01/2027	2,000	2,077
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,413
North Texas Tollway Authority Revenue Bonds, Series 2023 5.000% due 01/01/2027	2,750	2,853

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,492
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,257
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,397
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 10/01/2026	225	232
5.000% due 11/15/2052	1,900	1,935
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2032	2,500	2,735
Tarrant Regional Water District, Texas Revenue Bonds, Series 2021 1.050% due 09/01/2027	5,000	4,658
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.505% due 12/15/2026 ~	1,000	1,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2021 5.000% due 12/15/2026	1,750	1,786
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	750	795
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030	3,900	4,296
5.000% due 10/01/2039	3,300	3,626
5.000% due 10/01/2042	500	540
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2025	1,250	1,265
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	1,000	1,006
Waco Educational Finance Corp., Texas Revenue Bonds, Series 2021 4.000% due 03/01/2026	525	530

		82,636

UTAH 0.3%
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2025	450	452
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055 (a)	1,400	1,588

		2,040

VIRGINIA 1.0%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,713
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,300	1,303
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,736

		6,752

WASHINGTON 2.6%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 3.070% due 11/01/2045 •	4,500	4,468
Energy Northwest, Washington Revenue Bonds, Series 2024 5.000% due 07/01/2027	5,000	5,244
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 3.120% due 05/01/2045 ~	3,000	2,961
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	3,000	3,039
Washington State General Obligation Bonds, Series 2022 4.000% due 07/01/2026	1,000	1,016
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	1,334	1,174

		17,902

WEST VIRGINIA 1.2%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	3,000	2,977
West Virginia Housing Development Fund Revenue Notes, Series 2024 5.000% due 12/01/2027	4,954	5,097

		8,074

WISCONSIN 1.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2026	305	305
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,486
Wisconsin Department of Transportation Revenue Bonds, Series 2023 5.000% due 07/01/2025	750	754
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 3.050% due 08/15/2054 ~	2,500	2,474

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2024 5.000% due 08/01/2058	2,000	2,047

		8,066

Total Municipal Bonds & Notes (Cost $652,253)		652,269

	SHARES
SHORT-TERM INSTRUMENTS 3.6%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (d)	556,120	556

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.9%
4.299% due 04/03/2025 - 06/26/2025 (b)(c)	20,000	19,926

MUNICIPAL BONDS & NOTES 0.6%
Houston, Texas Revenue Notes, Series 2024 5.000% due 06/30/2025	2,100	2,111
Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	2,200	2,213

Total Municipal Bonds & Notes (Cost $4,324)		4,324

Total Short-Term Instruments (Cost $24,807)		24,806

Total Investments in Securities (Cost $677,060)		677,075

Total Investments 99.3% (Cost $677,060)		$677,075
Other Assets and Liabilities, net 0.7%		4,670

Net Assets 100.0%		$681,745

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.970%	08/15/2038	09/14/2021	$2,395	$2,345	0.34%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$35,669	$0	$35,669
Arizona	0	9,396	0	9,396
California	0	35,375	0	35,375
Colorado	0	22,451	0	22,451
Connecticut	0	6,918	0	6,918
Delaware	0	2,715	0	2,715
District of Columbia	0	4,340	0	4,340
Florida	0	15,889	0	15,889
Georgia	0	36,109	0	36,109
Hawaii	0	3,000	0	3,000
Illinois	0	36,406	0	36,406
Indiana	0	9,891	0	9,891
Kansas	0	8,939	0	8,939
Kentucky	0	15,533	0	15,533
Louisiana	0	7,117	0	7,117
Maryland	0	3,122	0	3,122
Massachusetts	0	15,832	0	15,832
Michigan	0	18,140	0	18,140
Minnesota	0	3,421	0	3,421
Missouri	0	9,323	0	9,323
Montana	0	1,874	0	1,874
Multi-State	0	4,546	0	4,546
Nebraska	0	4,250	0	4,250
Nevada	0	4,296	0	4,296
New Hampshire	0	514	0	514
New Jersey	0	21,727	0	21,727
New York	0	119,801	0	119,801
North Carolina	0	7,425	0	7,425
Ohio	0	18,701	0	18,701
Oklahoma	0	746	0	746
Oregon	0	3,140	0	3,140
Pennsylvania	0	15,555	0	15,555
Puerto Rico	0	4,724	0	4,724
South Carolina	0	9,549	0	9,549
Tennessee	0	10,365	0	10,365
Texas	0	82,636	0	82,636
Utah	0	2,040	0	2,040
Virginia	0	6,752	0	6,752
Washington	0	17,902	0	17,902
West Virginia	0	8,074	0	8,074
Wisconsin	0	8,066	0	8,066
Short-Term Instruments
Mutual Funds	0	556	0	556
U.S. Treasury Bills	0	19,926	0	19,926
Municipal Bonds & Notes	0	4,324	0	4,324

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

Total Investments	$0	$677,075	$0	$677,075

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
SHORT-TERM INSTRUMENTS 100.0%
U.S. TREASURY BILLS 100.0%
4.322% due 04/24/2025 - 07/22/2025 (a)(b)	$697,685	$691,441

Total Short-Term Instruments (Cost $691,419)		691,441

Total Investments in Securities (Cost $691,419)		691,441

Total Investments 100.0% (Cost $691,419)		$691,441
Other Assets and Liabilities, net 0.0%		(127)

Net Assets 100.0%		$691,314

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$691,441	$0	$691,441

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company, was incorporated on January 19, 2023, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 23.3% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be

Notes to Financial Statements (Cont.)

realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Notes to Financial Statements (Cont.)

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$41,111	$235,569	$(226,570)	$0	$0	$50,110	$1,600	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	3,565	21,367	(18,622)	0	0	6,310	116	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	70,613	(69,757)	0	0	856	46	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The tables below show the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2025 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$0	$84,585	$(24,379)	$(60)	$(229)	$59,917	$296	$0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	25,162	0	0	0	(7)	25,155	965	0
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0	75,017	0	0	206	75,223	184	0
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	19,995	17,216	0	0	444	37,655	1,391	0
PIMCO Senior Loan Active Exchange-Traded Fund	36,085	72,382	(12,102)	(69)	(1,079)	95,217	3,394	0

PIMCO Commodity Strategy Active Exchange-Traded Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$20,289	$5,923	$(19,034)	$2	$(61)	$7,119	$617	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Senior Loan Active Exchange-Traded Fund	$3,386	$15,636	$0	$0	$(267)	$18,755	$463	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY
BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
ICE	IntercontinentalExchange®

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
BOBL	Bundesobligation, the German word for federal government bond	EUR001M	1 Month EUR Swap Rate	SOFRRATE	Secured Overnight Financing Rate
BRENT	Brent Crude	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	EUR006M	6 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR
CDX.EM	Credit Derivatives Index - Emerging Markets	JIBA3M	3 Month JIBAR rate	US0012M	ICE 12-Month USD LIBOR
CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	oz.	Ounce	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate